Baird Ultra Short Bond Fund
Schedule of Investments
March 31, 2019 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
0.875%, 06/15/2019	$92,000,000	$91,697,984
0.875%, 09/15/2019	124,000,000	123,128,125
1.375%, 12/15/2019	119,000,000	118,116,796
1.375%, 02/15/2020	26,000,000	25,763,360
Total U.S. Treasury Securities		358,706,265	25.1%

Other Government Related Securities
Industrial Bank of Korea,
3.339%, 08/02/2021 (3 Month LIBOR USD + 0.600%) (1)(2)(3)	4,000,000	4,004,440
Petroleos Mexicanos:
8.000%, 05/03/2019 (1)	4,750,000	4,764,250
6.000%, 03/05/2020 (1)	2,000,000	2,045,900
Sinopec Group Overseas Development [2016] Ltd.,
2.125%, 05/03/2019 (1)(2)	1,800,000	1,798,920
Syngenta Finance NV,
3.698%, 04/24/2020 (1)(2)	6,500,000	6,523,144
Total Other Government Related Securities		19,136,654	1.3%

Corporate Bonds
Industrials
AbbVie, Inc.,
2.500%, 05/14/2020	6,196,000	6,177,716
Actavis Funding SCS:
3.000%, 03/12/2020 (1)	6,500,000	6,496,083
3.852%, 03/12/2020 (3 Month LIBOR USD + 1.255%) (1)(3)	1,500,000	1,512,815
Air Liquide Finance SA,
1.375%, 09/27/2019 (1)(2)	5,564,000	5,522,621
Alimentation Couche-Tard, Inc.:
2.350%, 12/13/2019 (1)(2)	1,360,000	1,353,824
3.108%, 12/13/2019 (3 Month LIBOR USD + 0.500%) (1)(2)(3)	4,600,000	4,599,140
Amgen, Inc.,
1.900%, 05/10/2019	480,000	479,715
Andeavor Logistics LP / Tesoro Logistics Finance Corp.,
5.500%, 10/15/2019	3,470,000	3,504,814
AT&T, Inc.,
3.777%, 06/12/2024 (3 Month LIBOR USD + 1.180%) (3)	6,000,000	5,951,911
Bayer US Finance II LLC,
3.232%, 06/25/2021 (3 Month LIBOR USD + 0.630%) (2)(3)	3,000,000	2,974,064
Bayer US Finance LLC,
2.375%, 10/08/2019 (2)	4,950,000	4,933,610
Becton Dickinson and Co.:
2.133%, 06/06/2019	1,200,000	1,198,344
2.675%, 12/15/2019	4,500,000	4,485,471
2.404%, 06/05/2020	725,000	719,806
3.476%, 12/29/2020 (3 Month LIBOR USD + 0.875%) (3)	2,250,000	2,250,206
Boardwalk Pipelines LP,
5.750%, 09/15/2019	6,450,000	6,517,638
Brambles USA, Inc.,
5.350%, 04/01/2020 (2)	4,917,000	5,018,869
Broadcom Inc.,
2.375%, 01/15/2020	10,500,000	10,443,827
Campbell Soup Co.,
3.241%, 03/15/2021 (3 Month LIBOR USD + 0.630%) (3)	4,275,000	4,245,075
Canadian Pacific Railway Co.,
7.250%, 05/15/2019 (1)	4,775,000	4,800,116
Cardinal Health, Inc.,
2.400%, 11/15/2019	7,000,000	6,979,510
Cenovus Energy, Inc.,
5.700%, 10/15/2019 (1)	440,385	446,687
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP,
3.486%, 05/01/2020 (3 Month LIBOR USD + 0.750%) (2)(3)	1,500,000	1,503,328
Cigna Corp.,
3.265%, 09/17/2021 (3 Month LIBOR USD + 0.650%) (2)(3)	2,000,000	1,998,547
CNH Industrial Capital LLC,
3.375%, 07/15/2019	2,068,000	2,070,585
Conagra Brands, Inc.,
3.511%, 10/22/2020 (3 Month LIBOR USD + 0.750%) (3)	3,000,000	2,996,361
Constellation Brands, Inc.,
3.875%, 11/15/2019	700,000	703,682
CVS Health Corp.,
3.321%, 03/09/2021 (3 Month LIBOR USD + 0.720%) (3)	7,485,000	7,502,051
Daimler Finance North America LLC:
3.100%, 05/04/2020 (2)	2,000,000	2,003,598
2.200%, 05/05/2020 (2)	1,243,000	1,233,160
3.113%, 02/22/2021 (3 Month LIBOR USD + 0.450%) (2)(3)	3,500,000	3,490,803
3.543%, 02/22/2022 (3 Month LIBOR USD + 0.880%) (2)(3)	3,150,000	3,157,501
Danone SA,
1.691%, 10/30/2019 (1)(2)	1,000,000	993,502
Deutsche Telekom International Finance BV:
1.500%, 09/19/2019 (1)(2)	3,000,000	2,980,741
3.353%, 01/17/2020 (3 Month LIBOR USD + 0.580%) (1)(2)(3)	2,000,000	2,003,472
Dollar Tree, Inc.,
3.473%, 04/17/2020 (3 Month LIBOR USD + 0.700%) (3)	10,231,000	10,233,255
DXC Technology Co.:
2.875%, 03/27/2020	4,352,000	4,349,299
3.576%, 03/01/2021 (3 Month LIBOR USD + 0.950%) (3)	6,159,000	6,159,103
EI du Pont de Nemours & Co.,
3.266%, 05/01/2020 (3 Month LIBOR USD + 0.530%) (3)	5,000,000	5,014,180
EMD Finance LLC,
2.400%, 03/19/2020 (2)	7,000,000	6,968,006
Enable Oklahoma Intrastate Transmission LLC,
6.250%, 03/15/2020 (2)	1,700,000	1,747,021
Enbridge Energy Partners LP,
5.200%, 03/15/2020	9,930,000	10,144,919
Encana Corp.,
6.500%, 05/15/2019 (1)	2,700,000	2,706,598
EnLink Midstream Partners LP,
2.700%, 04/01/2019	3,615,000	3,615,000
ERAC USA Finance LLC,
2.350%, 10/15/2019 (2)	3,600,000	3,589,521
Express Scripts Holding Co.,
2.250%, 06/15/2019	3,500,000	3,494,629
Florida Gas Transmission Co. LLC,
7.900%, 05/15/2019 (2)	3,000,000	3,017,183
Ford Motor Credit Co. LLC:
1.897%, 08/12/2019	1,761,000	1,753,610
3.668%, 11/04/2019 (3 Month LIBOR USD + 0.930%) (3)	4,500,000	4,503,675
3.592%, 01/09/2020 (3 Month LIBOR USD + 1.000%) (3)	1,125,000	1,124,813
2.459%, 03/27/2020	3,200,000	3,174,336
3.387%, 06/12/2020 (3 Month LIBOR USD + 0.790%) (3)	2,000,000	1,983,757
Fresenius Medical Care US Finance II, Inc.,
5.625%, 07/31/2019 (2)	4,500,000	4,528,933
General Electric Co.:
6.000%, 08/07/2019	4,000,000	4,038,089
5.500%, 01/08/2020	1,946,000	1,988,205
General Mills, Inc.,
3.141%, 04/16/2021 (3 Month LIBOR USD + 0.540%) (3)	3,500,000	3,493,451
General Motors Co.,
3.501%, 09/10/2021 (3 Month LIBOR USD + 0.900%) (3)	1,500,000	1,487,744
General Motors Financial Co., Inc.:
4.147%, 05/09/2019 (3 Month LIBOR USD + 1.450%) (3)	2,000,000	2,001,851
2.350%, 10/04/2019	2,000,000	1,995,037
2.650%, 04/13/2020	3,052,000	3,039,758
3.527%, 04/13/2020 (3 Month LIBOR USD + 0.930%) (3)	2,700,000	2,703,861
Gilead Sciences, Inc.,
1.850%, 09/20/2019	519,000	517,093
Glencore Funding LLC,
3.125%, 04/29/2019 (2)	2,100,000	2,087,253
Harley-Davidson Financial Services, Inc.,
2.400%, 09/15/2019 (2)	3,500,000	3,489,004
Harris Corp.,
2.700%, 04/27/2020	8,760,000	8,727,197
HCA, Inc.,
4.250%, 10/15/2019	3,000,000	3,015,397
Hewlett Packard Enterprise Co.,
2.100%, 10/04/2019 (2)	3,000,000	2,987,291
Holcim US Finance Sarl & Cie SCS,
6.000%, 12/30/2019 (1)(2)	4,000,000	4,078,052
Hyundai Capital America,
1.750%, 09/27/2019 (2)	5,900,000	5,867,898
Hyundai Capital America, Inc.:
3.396%, 04/03/2020 (3 Month LIBOR USD + 0.800%) (2)(3)	3,000,000	3,001,020
3.529%, 07/08/2021 (3 Month LIBOR USD + 0.940%) (2)(3)	1,825,000	1,824,637
Kellogg Co.,
4.150%, 11/15/2019	5,000,000	5,038,227
Keysight Technologies, Inc.,
3.300%, 10/30/2019	9,475,000	9,496,352
Kinder Morgan Energy Partners LP,
6.850%, 02/15/2020	2,000,000	2,064,300
Kraft Heinz Foods Co.,
5.375%, 02/10/2020	4,539,000	4,631,598
Marriott International, Inc.:
3.226%, 12/01/2020 (3 Month LIBOR USD + 0.600%) (3)	4,775,000	4,781,493
3.245%, 03/08/2021 (3 Month LIBOR USD + 0.650%) (3)	1,500,000	1,503,758
Martin Marietta Materials, Inc.:
3.133%, 12/20/2019 (3 Month LIBOR USD + 0.500%) (3)	5,297,000	5,291,348
3.313%, 05/22/2020 (3 Month LIBOR USD + 0.650%) (3)	2,305,000	2,304,516
Molex Electronic Technologies LLC,
2.878%, 04/15/2020 (2)	11,004,000	10,985,162
Molson Coors Brewing Co.,
2.250%, 03/15/2020	5,000,000	4,967,998
Mondelez International Holdings Netherlands BV,
1.625%, 10/28/2019 (1)(2)	2,990,000	2,968,005
Mylan NV,
2.500%, 06/07/2019 (1)	5,088,000	5,084,178
NBCUniversal Enterprise, Inc.,
1.974%, 04/15/2019 (2)	775,000	774,796
Nissan Motor Acceptance Corp.:
2.250%, 01/13/2020 (2)	1,060,000	1,053,890
3.243%, 09/21/2021 (3 Month LIBOR USD + 0.630%) (2)(3)	4,800,000	4,752,556
ONEOK Partners LP,
3.800%, 03/15/2020	8,000,000	8,047,207
Orange SA,
1.625%, 11/03/2019 (1)	4,045,000	4,018,788
Penske Truck Leasing Co. Lp / PTL Finance Corp.,
3.050%, 01/09/2020 (2)	5,185,000	5,185,311
Penske Truck Leasing Co. LP / PTL Finance Corp.,
2.500%, 06/15/2019 (2)	470,000	469,360
Pentair Finance SA,
2.650%, 12/01/2019 (1)	5,339,000	5,338,026
Phillips 66:
2.646%, 02/15/2020	1,000,000	996,746
3.347%, 04/15/2020 (3 Month LIBOR USD + 0.750%) (2)(3)	3,000,000	3,001,030
Qualcomm, Inc.,
3.194%, 05/20/2020 (3 Month LIBOR USD + 0.550%) (3)	1,500,000	1,505,732
Roche Holdings, Inc.,
2.250%, 09/30/2019 (2)	450,000	448,999
Rockies Express Pipeline LLC,
5.625%, 04/15/2020 (2)	7,000,000	7,148,750
Sherwin-Williams Co.,
2.250%, 05/15/2020	2,163,000	2,150,152
Shire Acquisitions Investments Ireland DAC,
1.900%, 09/23/2019 (1)	8,000,000	7,965,440
Siemens Financieringsmaatschappij NV,
1.300%, 09/13/2019 (1)(2)	2,500,000	2,483,375
Smithfield Foods, Inc.,
2.700%, 01/31/2020 (2)	4,600,000	4,567,753
Spirit AeroSystems, Inc.,
3.411%, 06/15/2021 (3 Month LIBOR USD + 0.800%) (3)	4,000,000	3,975,896
Suntory Holdings Ltd.,
2.550%, 09/29/2019 (1)(2)	7,516,000	7,501,688
Telecom Italia Capital SA,
7.175%, 06/18/2019 (1)	2,623,000	2,640,286
Telefonica Emisiones SA:
5.877%, 07/15/2019 (1)	1,728,000	1,742,472
5.134%, 04/27/2020 (1)	3,000,000	3,069,316
Tencent Holdings Ltd.,
3.375%, 05/02/2019 (1)(2)	2,500,000	2,501,459
Time Warner Cable LLC,
5.000%, 02/01/2020	8,975,000	9,123,729
Tyco Electronics Group SA,
3.049%, 06/05/2020 (3 Month LIBOR USD + 0.450%) (1)(3)	5,000,000	4,997,085
United Technologies Corp.,
3.333%, 08/16/2021 (3 Month LIBOR USD + 0.650%) (3)	4,000,000	4,002,409
Verizon Communications, Inc.,
3.784%, 05/15/2025 (3 Month LIBOR USD + 1.100%) (3)	4,000,000	4,000,400
Volkswagen Group of America Finance LLC:
2.400%, 05/22/2020 (2)	2,225,000	2,209,299
3.638%, 11/12/2021 (3 Month LIBOR USD + 0.940%) (2)(3)	6,000,000	6,010,369
Vulcan Materials Co.,
3.276%, 03/01/2021 (3 Month LIBOR USD + 0.650%) (3)	9,236,000	9,226,762
Wabtec Corp.,
3.911%, 09/15/2021 (3 Month LIBOR USD + 1.300%) (3)	3,800,000	3,795,517
Walgreens Boots Alliance, Inc.,
2.700%, 11/18/2019	5,165,000	5,160,782
Williams Partners LP,
5.250%, 03/15/2020	9,976,000	10,187,711
Yara International ASA,
7.875%, 06/11/2019 (1)(2)	3,000,000	3,026,587
Zimmer Holdings, Inc.,
2.700%, 04/01/2020	7,200,000	7,182,328
Total Industrials		467,078,810	32.7%

Utilities
DTE Gas Co.,
5.000%, 10/01/2019	3,700,000	3,738,043
EDP Finance BV,
4.125%, 01/15/2020 (1)(2)	9,125,000	9,163,690
Exelon Generation Co. LLC,
2.950%, 01/15/2020	1,437,000	1,435,329
Iberdrola Finance Ireland Ltd.,
5.000%, 09/11/2019 (1)(2)	3,000,000	3,025,642
Mississippi Power Co.,
3.259%, 03/27/2020 (3 Month LIBOR USD + 0.650%) (3)	2,000,000	1,999,234
Niagara Mohawk Power Corp.,
4.881%, 08/15/2019 (2)	4,500,000	4,536,671
Sempra Energy,
2.400%, 02/01/2020	3,615,000	3,598,708
Southern Co. Gas Capital Corp.,
5.250%, 08/15/2019	1,000,000	1,007,533
TECO Finance, Inc.,
5.150%, 03/15/2020	1,450,000	1,479,643
Total Utilities		29,984,493	2.1%

Financials
ABN AMRO Bank NV,
3.209%, 08/27/2021 (3 Month LIBOR USD + 0.570%) (1)(2)(3)	1,000,000	1,001,052
AerCap Holdings N.V.,
3.750%, 05/15/2019 (1)	500,000	500,410
Air Lease Corp.,
2.125%, 01/15/2020	2,500,000	2,486,525
Australia & New Zealand Banking Group Ltd.,
2.250%, 06/13/2019 (1)	3,700,000	3,697,163
Bank of America Corp.:
3.242%, 10/01/2021 (3 Month LIBOR USD + 0.650%) (3)	1,965,000	1,970,366
3.252%, 06/25/2022 (3 Month LIBOR USD + 0.650%) (3)	4,000,000	4,000,920
Banque Federative du Credit Mutuel SA,
2.000%, 04/12/2019 (1)(2)	3,250,000	3,249,251
Barclays PLC,
2.750%, 11/08/2019 (1)	8,000,000	7,982,160
BB&T Corp.,
3.181%, 06/15/2020 (3 Month LIBOR USD + 0.570%) (3)	791,000	794,069
BPCE SA,
2.500%, 07/15/2019 (1)	4,000,000	3,996,840
Capital One Financial Corp.,
3.458%, 05/12/2020 (3 Month LIBOR USD + 0.760%) (3)	1,700,000	1,707,327
Capital One NA:
1.850%, 09/13/2019	750,000	746,606
2.350%, 01/31/2020	4,000,000	3,979,886
Citibank NA,
1.850%, 09/18/2019	3,000,000	2,988,116
Citigroup, Inc.,
2.050%, 06/07/2019	1,000,000	998,820
Citizens Bank NA:
3.155%, 03/02/2020 (3 Month LIBOR USD + 0.540%) (3)	2,000,000	2,002,649
3.413%, 02/14/2022 (3 Month LIBOR USD + 0.720%) (3)	1,500,000	1,500,857
Compass Bank:
5.500%, 04/01/2020	1,738,000	1,776,110
3.331%, 06/11/2021 (3 Month LIBOR USD + 0.730%) (3)	4,750,000	4,724,689
Credit Agricole CIB,
3.221%, 10/03/2021 (3 Month LIBOR USD + 0.625%) (1)(3)	4,000,000	4,004,183
Credit Agricole SA,
3.571%, 06/10/2020 (3 Month LIBOR USD + 0.970%) (1)(2)(3)	1,000,000	1,007,903
Credit Suisse,
2.300%, 05/28/2019 (1)	3,450,000	3,448,241
Credit Suisse AG,
5.400%, 01/14/2020 (1)	2,000,000	2,036,100
Deutsche Bank AG:
2.850%, 05/10/2019 (1)	3,064,000	3,062,918
4.607%, 05/10/2019 (3 Month LIBOR USD + 1.910%) (1)(3)	925,000	926,023
Discover Bank:
7.000%, 04/15/2020	7,000,000	7,280,446
3.100%, 06/04/2020	2,810,000	2,816,353
First Tennessee Bank NA,
2.950%, 12/01/2019	6,250,000	6,245,712
FMR LLC,
7.490%, 06/15/2019 (2)	2,500,000	2,522,580
GATX Corp.,
2.600%, 03/30/2020	3,422,000	3,411,347
Goldman Sachs Group, Inc.:
2.550%, 10/23/2019	2,455,000	2,451,344
4.421%, 02/25/2021 (3 Month LIBOR USD + 1.770%) (3)	2,285,000	2,340,419
HSBC Holdings PLC:
3.283%, 05/18/2021 (3 Month LIBOR USD + 0.600%) (1)(3)	3,000,000	2,998,390
3.247%, 09/11/2021 (3 Month LIBOR USD + 0.650%) (1)(3)	2,000,000	1,998,273
HSBC USA, Inc.,
3.298%, 11/13/2019 (3 Month LIBOR USD + 0.610%) (3)	250,000	250,706
International Lease Finance Corp.,
6.250%, 05/15/2019	2,025,000	2,032,401
JPMorgan Chase & Co.:
6.300%, 04/23/2019	1,000,000	1,001,940
3.727%, 01/23/2020 (3 Month LIBOR USD + 0.955%) (3)	1,000,000	1,006,816
3.225%, 06/18/2022 (3 Month LIBOR USD + 0.610%) (3)	3,000,000	2,996,552
KEB Hana Bank,
3.323%, 04/05/2020 (3 Month LIBOR USD + 0.725%) (1)(2)(3)	3,000,000	3,005,400
Lloyds Bank Plc,
3.229%, 05/07/2021 (3 Month LIBOR USD + 0.490%) (1)(3)	3,665,000	3,657,152
Macquarie Group Ltd.,
7.625%, 08/13/2019 (1)(2)	3,725,000	3,789,155
Marsh & McLennan Companies, Inc.,
3.801%, 12/29/2021 (3 Month LIBOR USD + 1.200%) (3)	7,000,000	7,016,368
Mitsubishi UFJ Trust & Banking Corp.,
2.450%, 10/16/2019 (1)(2)	2,984,000	2,978,540
Mizuho Financial Group, Inc.,
4.084%, 04/12/2021 (3 Month LIBOR USD + 1.480%) (1)(2)(3)	1,500,000	1,524,596
Morgan Stanley:
5.500%, 01/26/2020	7,500,000	7,661,783
3.905%, 01/27/2020 (3 Month LIBOR USD + 1.140%) (3)	500,000	503,237
MUFG Union Bank NA,
2.250%, 05/06/2019	700,000	699,568
National Bank of Canada,
3.157%, 06/12/2020 (3 Month LIBOR USD + 0.560%) (1)(3)	4,000,000	4,017,953
Nationwide Building Society,
2.350%, 01/21/2020 (1)(2)	3,500,000	3,485,405
Nordea Bank Abp:
2.375%, 04/04/2019 (1)(2)	2,700,000	2,699,961
1.625%, 09/30/2019 (1)(2)	1,005,000	998,861
3.221%, 09/30/2019 (3 Month LIBOR USD + 0.620%) (1)(2)(3)	1,500,000	1,503,461
Regions Bank,
3.188%, 08/13/2021 (3 Month LIBOR USD + 0.500%) (3)	3,500,000	3,480,564
Royal Bank of Scotland Group PLC,
6.400%, 10/21/2019 (1)	1,670,000	1,699,866
Santander Holdings USA, Inc.,
2.650%, 04/17/2020	6,225,000	6,203,362
Santander UK PLC,
3.344%, 11/15/2021 (3 Month LIBOR USD + 0.660%) (1)(3)	2,750,000	2,748,900
Standard Chartered PLC:
2.100%, 08/19/2019 (1)(2)	450,000	448,541
3.911%, 01/20/2023 (3 Month LIBOR USD + 1.150%) (1)(2)(3)	3,000,000	2,979,090
Sumitomo Mitsui Banking Corp.:
2.514%, 01/17/2020 (1)	4,500,000	4,493,625
3.123%, 01/17/2020 (3 Month LIBOR USD + 0.350%) (1)(3)	1,250,000	1,252,276
Svenska Handelsbanken AB:
3.105%, 06/17/2019 (3 Month LIBOR USD + 0.490%) (1)(3)	850,000	850,797
3.121%, 05/24/2021 (3 Month LIBOR USD + 0.470%) (1)(3)	3,725,000	3,736,405
Synchrony Financial:
2.700%, 02/03/2020	4,150,000	4,144,485
3.968%, 02/03/2020 (3 Month LIBOR USD + 1.230%) (3)	1,000,000	1,004,885
Toronto-Dominion Bank,
1.900%, 10/24/2019 (1)	6,000,000	5,975,570
UBS Group Funding Switzerland AG:
4.042%, 09/24/2020 (3 Month LIBOR USD + 1.440%) (1)(2)(3)	500,000	507,090
4.266%, 02/01/2022 (3 Month LIBOR USD + 1.530%) (1)(2)(3)	2,450,000	2,502,601
WEA Finance LLC / Westfield UK & Europe Finance PLC,
2.700%, 09/17/2019 (2)	2,000,000	1,998,754
Wells Fargo & Co.,
3.431%, 01/30/2020 (3 Month LIBOR USD + 0.680%) (3)	1,000,000	1,004,752
Total Financials		192,515,466	13.5%
Total Corporate Bonds		689,578,769	48.3%

Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal National Mortgage Association (FNMA):
5.000%, 12/01/2019	3,218	3,290
4.500%, 04/01/2020	1	1
5.000%, 04/01/2020	13,754	14,067
Total U.S. Government Agency Issues		17,358	0.0%

Non-U.S. Government Agency Issues
Aames Mortgage Investment Trust,
Series 2006-1, Class A3, 2.806%, 04/25/2036 (1 Month LIBOR USD + 0.320%) (3)	128,635	128,646
Accredited Mortgage Loan Trust,
Series 2005-4, Class A2D, 2.806%, 12/25/2035 (1 Month LIBOR USD + 0.320%) (3)	273,454	271,982
Aegis Asset Backed Securities Trust,
Series 2005-4, Class M1, 2.936%, 10/25/2035 (1 Month LIBOR USD + 0.450%) (3)	2,547,332	2,554,692
Carrington Mortgage Loan Trust:
Series 2005-NC1, Class M2, 3.266%, 02/26/2035 (1 Month LIBOR USD + 0.780%) (3)	1,508,001	1,508,572
Series 2007-HE1, Class A2, 2.636%, 06/25/2037 (1 Month LIBOR USD + 0.150%) (3)	1,027,766	1,020,066
Citigroup Mortgage Loan Trust, Inc.:
Series 2007-WFH2, Class A4, 2.836%, 03/25/2037 (1 Month LIBOR USD + 0.350%) (3)	901,417	900,399
Series 2007-AMC4, Class A2C, 2.656%, 05/25/2037 (1 Month LIBOR USD + 0.170%) (3)	478,086	475,004
Countrywide Asset-Backed Certificates:
Series 2006-23, Class 2A3, 2.656%, 08/25/2033 (1 Month LIBOR USD + 0.170%) (3)	273,167	272,012
Series 2006-BC4, Class 2A2, 2.646%, 09/25/2036 (1 Month LIBOR USD + 0.160%) (3)	281,021	280,847
CWABS Asset-Backed Certificates Trust,
Series 2006-14, Class 2A2, 2.636%, 04/25/2033 (1 Month LIBOR USD + 0.150%) (3)	624,444	622,944
First Franklin Mortgage Loan Trust,
Series 2006-FF4, Class A2, 2.870%, 03/25/2036 (1 Month LIBOR USD + 0.190%) (3)	1,155,279	1,153,869
GSAMP Trust:
Series 2005-WMC2, Class A2C, 3.186%, 11/25/2035 (1 Month LIBOR USD + 0.700%) (3)	852,865	853,329
Series 2006-HE4, Class A2C, 2.636%, 06/25/2036 (1 Month LIBOR USD + 0.150%) (3)	1,689,465	1,676,594
Home Equity Asset Trust:
Series 2006-2, Class 2A4, 2.796%, 05/25/2036 (1 Month LIBOR USD + 0.310%) (2)(3)	2,030,195	2,033,311
Series 2006-3, Class 1A1, 2.686%, 07/25/2036 (1 Month LIBOR USD + 0.200%) (3)	887,111	886,074
Series 2007-2, Class 2A2, 2.671%, 07/25/2037 (1 Month LIBOR USD + 0.185%) (3)	803,444	802,151
HSI Asset Securitization Corp. Trust,
Series 2007-WF1, Class 2A3, 2.656%, 05/25/2037 (1 Month LIBOR USD + 0.170%) (3)	9,474	9,475
JP Morgan Mortgage Acquisition Trust,
Series 2007-CH5, Class A4, 2.646%, 06/25/2036 (1 Month LIBOR USD + 0.160%) (3)	118,773	118,574
MASTR Alternative Loan Trust,
Series 2004-13, Class 8A1, 5.500%, 01/25/2025	33,350	33,574
New Century Home Equity Loan Trust,
Series 2005-2, 3.161%, 06/25/2035 (4)	2,125,508	2,125,510
Popular ABS Mortgage Pass-Through Trust,
Series 2006-C, Class A4, 2.736%, 07/25/2036 (1 Month LIBOR USD + 0.250%) (3)	1,436,337	1,426,204
RAMP Series Trust,
Series 2007-RZ1, Class A2, 2.646%, 02/25/2037 (1 Month LIBOR USD + 0.160%) (3)	1,810,036	1,799,001
RASC Series Trust,
Series 2005-KS11, Class M1, 2.886%, 12/25/2035 (1 Month LIBOR USD + 0.400%) (3)	3,293,098	3,296,658
Soundview Home Loan Trust,
Series 2006-OPT2, Class A3, 2.666%, 05/25/2036 (1 Month LIBOR USD + 0.180%) (3)	1,852,069	1,847,697
Towd Point Mortgage Trust,
Series 2017-5, Class A1, 3.086%, 02/26/2057 (1 Month LIBOR USD + 0.600%) (2)(3)	1,197,271	1,187,393
Total Non-U.S. Government Agency Issues		27,284,578	1.9%
Total Residential Mortgage-Backed Securities		27,301,936	1.9%

Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K008, Class A1, 2.746%, 12/25/2019	262,700	262,406
Series K009, Class A1, 2.757%, 05/25/2020	85,944	85,805
Total U.S. Government Agency Issues		348,211	0.0%

Non-U.S. Government Agency Issues
COMM Mortgage Trust,
Series 2012-CR2, Class ASB, 2.752%, 08/17/2045	3,429,222	3,415,173
Total Non-U.S. Government Agency Issues		3,415,173	0.2%
Total Commercial Mortgage-Backed Securities		3,763,384	0.2%

Asset Backed Securities
Ally Auto Receivables Trust:
Series 2018-2, Class A2, 2.640%, 02/16/2021	1,327,505	1,327,327
Series 2019-1, Class A2, 2.850%, 03/15/2022	5,510,000	5,517,286
American Express Credit Account Master Trust:
Series 2017-4, Class A, 1.640%, 12/15/2021	2,575,000	2,570,967
Series 2017-1, Class A, 1.930%, 09/15/2022	4,534,000	4,506,418
BA Credit Card Trust,
Series 2017-A1, Class A1, 1.950%, 08/15/2022	5,611,000	5,576,550
Barclays Dryrock Issuance Trust,
Series 2014-3, Class A, 2.410%, 07/15/2022	6,992,000	6,982,434
BMW Vehicle Lease Trust,
Series 2016-2, Class A4, 1.570%, 02/20/2020	1,375,828	1,374,868
Capital Auto Receivables Asset Trust,
Series 2016-3, Class A3, 1.540%, 08/20/2020	123,225	123,135
Capital One Multi-Asset Execution Trust,
Series 2016-A3, Class A3, 1.340%, 04/15/2022	5,700,000	5,684,247
CarMax Auto Owner Trust:
Series 2015-2, Class A4, 1.800%, 03/15/2021	2,927,970	2,921,528
Series 2016-3, Class A3, 1.390%, 05/17/2021	1,128,081	1,121,234
Series 2015-4, Class A4, 1.830%, 06/15/2021	3,265,000	3,247,810
Series 2016-4, Class A3, 1.400%, 08/16/2021	5,018,279	4,981,275
Chase Issuance Trust:
Series 2016-A2, Class A, 1.370%, 06/15/2021	14,025,000	13,988,144
Series 2016-A5, Class A5, 1.270%, 07/15/2021	4,355,000	4,338,342
Chesapeake Funding II LLC,
Series 2016-2A, Class A1, 1.880%, 06/15/2028 (2)	2,326,753	2,318,886
Citibank Credit Card Issuance Trust:
Series 2014-A6, Class A6, 2.150%, 07/15/2021	3,600,000	3,594,960
Series 2017-A9, Class A9, 1.800%, 09/20/2021	4,700,000	4,681,464
Series 2016-A1, Class A1, 1.750%, 11/19/2021	2,685,000	2,670,111
Series 2017-A3, Class A3, 1.920%, 04/07/2022	7,375,000	7,324,421
Conseco Financial Corp.,
Series 1998-4, Class A6, 6.530%, 04/01/2030 (4)	272,578	283,117
Dell Equipment Finance Trust:
Series 2017-2, Class A2A, 1.970%, 02/24/2020 (2)	573,722	572,841
Series 2018-1, Class A2A, 2.970%, 10/22/2020 (2)	1,342,359	1,343,933
Discover Card Execution Note Trust:
Series 2014-A4, Class A4, 2.120%, 12/15/2021	5,200,000	5,193,455
Series 2016-A4, Class A4, 1.390%, 03/15/2022	460,000	457,311
First National Master Note Trust,
Series 2017-1, Class A, 2.884%, 04/18/2022 (1 Month LIBOR USD + 0.400%) (3)	4,150,000	4,150,513
Ford Credit Auto Lease Trust,
Series 2017-A, Class A3, 1.880%, 04/15/2020	778,584	778,105
Ford Credit Auto Owner Trust:
Series 2016-A, Class A4, 1.600%, 06/15/2021	2,540,000	2,525,974
Series 2014-1, Class A, 2.260%, 11/15/2025 (2)	8,465,000	8,460,799
Series 2014-2, Class A, 2.310%, 04/15/2026 (2)	5,809,000	5,793,158
Series 2015-2, Class A, 2.440%, 01/15/2027 (2)	2,905,000	2,892,965
Ford Credit Floorplan Master Owner Trust,
Series 2016-3, Class A1, 1.550%, 07/15/2021	4,545,000	4,529,767
GM Financial Automobile Leasing Trust:
Series 2017-2, Class A3, 2.020%, 09/21/2020	3,773,000	3,762,920
Series 2018-1, Class A3, 2.610%, 01/20/2021	5,150,000	5,146,990
GMF Floorplan Owner Revolving Trust,
Series 2017-1, Class A1, 2.220%, 01/18/2022 (2)	2,500,000	2,488,173
Golden Credit Card Trust:
Series 2016-5A, Class A, 1.600%, 09/15/2021 (1)(2)	4,020,000	3,998,368
Series 2017-2A, Class A, 1.980%, 04/15/2022 (1)(2)	1,450,000	1,438,779
Honda Auto Receivables Owner Trust:
Series 2016-1, Class A3, 1.220%, 12/18/2019	1,473	1,472
Series 2016-1, Class A4, 1.380%, 04/18/2022	3,500,000	3,494,010
Hyundai Auto Lease Securitization Trust:
Series 2017-B, Class A3, 1.970%, 07/15/2020 (2)	5,350,000	5,339,090
Series 2017-B, Class A4, 2.130%, 03/15/2021 (2)	4,798,000	4,779,115
Master Credit Card Trust II,
Series 2017-1A, Class A, 2.260%, 07/21/2021 (1)(2)	9,110,000	9,069,778
Mercedes-Benz Auto Lease Trust,
Series 2018-B, Class A2, 3.040%, 12/15/2020	5,000,000	5,007,618
Mercedes-Benz Auto Receivables Trust,
Series 2015-1, Class A4, 1.750%, 12/15/2021	1,620,690	1,616,090
MMAF Equipment Finance LLC:
Series 2014-AA, Class A4, 1.590%, 02/08/2022 (2)	2,427,836	2,412,478
Series 2017-AA, Class A3, 2.040%, 02/16/2022 (2)	8,123,667	8,077,635
Nissan Auto Lease Trust,
Series 2017-B, Class A2A, 1.830%, 12/16/2019	816,665	815,596
Nissan Auto Receivables Owner Trust:
Series 2015-C, Class A3, 1.370%, 05/15/2020	252,182	251,858
Series 2017-B, Class A2A, 1.560%, 05/15/2020	569,826	569,041
Series 2016-C, Class A3, 1.180%, 01/15/2021	2,732,495	2,715,979
Series 2019-A, Class A2A, 2.820%, 01/18/2022	5,000,000	5,006,451
PFS Financing Corp.,
Series 2016-BA, Class A, 1.870%, 10/15/2021 (2)	12,612,000	12,541,821
Santander Retail Auto Lease Trust:
Series 2017-A, Class A2A, 2.020%, 03/20/2020 (2)	1,416,829	1,415,376
Series 2017-A, Class A4, 2.370%, 01/20/2022 (2)	10,000,000	9,945,071
SoFi Consumer Loan Program LLC:
Series 2016-2, Class A, 3.090%, 10/27/2025 (2)	1,756,780	1,756,707
Series 2017-1, Class A, 3.280%, 01/26/2026 (2)	549,041	550,918
SoFi Consumer Loan Program Trust:
Series 2018-2, Class A1, 2.930%, 04/26/2027 (2)	1,686,569	1,684,967
Series 2018-4, Class A, 3.540%, 11/26/2027 (2)	2,100,858	2,113,182
Springleaf Funding Trust,
Series 2015-AA, Class A, 3.160%, 11/15/2024 (2)	203,905	203,918
Synchrony Credit Card Master Note Trust:
Series 2016-3, Class A, 1.580%, 09/15/2022	6,370,000	6,334,853
Series 2015-1, Class A, 2.370%, 03/15/2023	12,075,000	12,039,905
Tesla Auto Lease Trust:
Series 2018-A, Class A, 2.320%, 12/20/2019 (2)	927,100	925,864
Series 2018-B, Class A, 3.710%, 08/20/2021 (2)	2,829,189	2,861,402
Toyota Auto Receivables Owner Trust:
Series 2017-C, Class A2A, 1.580%, 07/15/2020	661,226	659,896
Series 2017-B, Class A3, 1.760%, 07/15/2021	4,481,606	4,457,556
Verizon Owner Trust:
Series 2016-1A, Class A, 1.420%, 01/20/2021 (2)	1,375,518	1,372,179
Series 2016-2A, Class A, 1.680%, 05/20/2021 (2)	2,207,192	2,199,230
Series 2017-1A, Class A, 2.060%, 09/20/2021 (2)	10,580,000	10,547,227
Series 2017-3A, Class A1A, 2.060%, 04/20/2022 (2)	5,000,000	4,966,807
Volvo Financial Equipment LLC,
Series 2018-1A, Class A3, 2.540%, 02/15/2022 (2)	5,000,000	4,990,468
World Financial Network Credit Card Master Trust,
Series 2017-B, Class A, 1.980%, 06/15/2023	13,813,000	13,770,781
World Omni Automobile Lease Securitization Trust,
Series 2019-A, Class A2, 2.890%, 11/15/2021	5,000,000	5,008,754
Total Asset Backed Securities		288,171,668	20.1%
Total Long-Term Investments (Cost $1,385,235,551)		1,386,658,676	96.9%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 2.36% (5)	56,499,320	56,498,146
Total Short-Term Investment (Cost $56,499,320)		56,498,146	3.9%
Total Investments (Cost $1,441,734,871)		1,443,156,822	100.8%
Liabilities in Excess of Other Assets		(12,310,627)	(0.8)%
TOTAL NET ASSETS		$1,430,846,195	100.0%
Notes to Schedule of Investments
(1)	Foreign security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2019, the value of these securities total $337,577,575, which represents 23.59% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2019.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of March 31, 2019.
(5)	Seven-day yield.

Baird Ultra Short Bond Fund
Schedule of Investments, March 31, 2019 (Unaudited)
Summary of Fair Value Exposure at March 31, 2019 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$358,706,265	$–	$358,706,265
Other Government Related Securities	–	19,136,654	–	19,136,654
Corporate Bonds	–	689,578,769	–	689,578,769
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	–	17,358	–	17,358
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	27,284,578	–	27,284,578
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	348,211	–	348,211
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	3,415,173	–	3,415,173
Asset Backed Securities	–	288,171,668	–	288,171,668
Total Long-Term Investments	–	1,386,658,676	–	1,386,658,676
Short-Term Investment
Money Market Mutual Fund	56,498,146	–	–	56,498,146
Total Short-Term Investment	56,498,146	–	–	56,498,146
Total Investments	$56,498,146	$1,386,658,676	$–	$1,443,156,822

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.

Baird Short-Term Bond Fund
Schedule of Investments
March 31, 2019 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
2.375%, 04/15/2021	$672,000,000	$673,181,248
2.000%, 08/31/2021	399,950,000	397,434,691
1.125%, 09/30/2021	747,225,000	727,201,701
1.750%, 03/31/2022	65,000,000	64,080,860
1.875%, 03/31/2022	159,075,000	157,471,823
Total U.S. Treasury Securities		2,019,370,323	31.0%

Other Government Related Securities
CNOOC Finance 2012 Ltd.,
3.875%, 05/02/2022 (1)(2)	14,112,000	14,405,840
Electricite de France SA,
4.600%, 01/27/2020 (1)(2)	2,926,000	2,975,904
Industrial Bank of Korea,
3.339%, 08/02/2021 (3 Month LIBOR USD + 0.600%) (1)(2)(3)	2,150,000	2,152,386
Nexen Energy ULC,
6.200%, 07/30/2019 (1)	2,065,000	2,086,251
Petroleos Mexicanos:
8.000%, 05/03/2019 (1)	9,963,000	9,992,889
6.375%, 02/04/2021 (1)	5,000,000	5,185,000
Sinopec Group Overseas Development [2015] Ltd.,
2.500%, 04/28/2020 (1)(2)	8,000,000	7,961,825
Sinopec Group Overseas Development [2016] Ltd.:
2.125%, 05/03/2019 (1)(2)	7,000,000	6,995,800
1.750%, 09/29/2019 (1)(2)	2,375,000	2,362,412
Sinopec Group Overseas Development [2017] Ltd.,
2.375%, 04/12/2020 (1)(2)	10,125,000	10,071,024
Syngenta Finance NV:
3.933%, 04/23/2021 (1)(2)	10,000,000	10,046,487
3.125%, 03/28/2022 (1)	5,000,000	4,942,159
Total Other Government Related Securities		79,177,977	1.2%

Corporate Bonds
Industrials
Abbott Laboratories,
2.900%, 11/30/2021	4,350,000	4,368,199
Actavis Funding SCS:
3.000%, 03/12/2020 (1)	3,900,000	3,897,650
3.852%, 03/12/2020 (3 Month LIBOR USD + 1.255%) (1)(3)	1,000,000	1,008,543
Alimentation Couche-Tard, Inc.,
2.700%, 07/26/2022 (1)(2)	14,010,000	13,863,593
Allergan Funding SCS,
3.450%, 03/15/2022 (1)	6,850,000	6,911,685
Andeavor Logistics LP,
3.500%, 12/01/2022	1,930,000	1,949,492
Anglo American Capital PLC:
4.125%, 04/15/2021 (1)(2)	27,700,000	27,965,920
3.750%, 04/10/2022 (1)(2)	5,000,000	5,014,000
ArcelorMittal:
5.500%, 03/01/2021 (1)	4,158,000	4,343,826
6.250%, 02/25/2022 (1)	28,418,000	30,663,022
AT&T, Inc.:
3.531%, 06/30/2020 (3 Month LIBOR USD + 0.930%) (3)	4,000,000	4,028,664
2.800%, 02/17/2021	11,025,000	11,027,558
AutoNation, Inc.:
5.500%, 02/01/2020	3,369,000	3,435,479
3.350%, 01/15/2021	4,203,000	4,208,634
Bayer US Finance II LLC:
3.500%, 06/25/2021 (2)	26,245,000	26,350,159
2.200%, 07/15/2022 (2)	2,250,000	2,137,600
Beam Suntory, Inc.,
3.250%, 05/15/2022	8,875,000	8,879,480
Becton Dickinson and Co.:
2.404%, 06/05/2020	10,350,000	10,275,845
3.125%, 11/08/2021	1,000,000	1,004,069
2.894%, 06/06/2022	19,500,000	19,408,978
Bemis Co., Inc.,
6.800%, 08/01/2019	9,075,000	9,183,415
Boardwalk Pipelines LP,
5.750%, 09/15/2019	10,750,000	10,862,731
Boral Finance Pty Ltd.,
3.000%, 11/01/2022 (1)(2)	2,475,000	2,426,417
Broadcom Inc.:
3.000%, 01/15/2022	29,850,000	29,705,596
3.125%, 10/15/2022 (2)(7)	5,000,000	4,977,150
Bunge Limited Finance Corp.,
3.500%, 11/24/2020	9,750,000	9,797,117
Campbell Soup Co.,
3.300%, 03/15/2021	9,550,000	9,609,620
Cardinal Health, Inc.,
3.200%, 06/15/2022	9,922,000	9,918,370
Carlisle Companies, Inc.
5.125%, 12/15/2020	2,950,000	3,020,828
Celgene Corp.,
2.875%, 02/19/2021	7,000,000	6,991,764
Cenovus Energy, Inc.,
5.700%, 10/15/2019 (1)	7,692,308	7,802,387
Charter Communications Operating LLC:
3.579%, 07/23/2020	3,000,000	3,021,808
4.464%, 07/23/2022	15,810,000	16,357,205
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP,
3.486%, 05/01/2020 (3 Month LIBOR USD + 0.750%) (2)(3)	5,050,000	5,061,205
Cigna Corp.,
3.400%, 09/17/2021 (2)	3,000,000	3,030,506
CK Hutchison International Ltd.,
2.250%, 09/29/2020 (1)(2)	20,000,000	19,790,200
CNH Industrial Capital LLC:
3.375%, 07/15/2019	921,000	922,151
4.375%, 11/06/2020	9,810,000	9,982,166
4.875%, 04/01/2021	2,554,000	2,624,235
3.875%, 10/15/2021	12,560,000	12,693,136
4.375%, 04/05/2022	4,102,000	4,207,011
Columbia Pipeline Group, Inc.,
3.300%, 06/01/2020	6,575,000	6,602,272
Conagra Brands, Inc.:
4.950%, 08/15/2020	4,500,000	4,620,622
3.092%, 10/09/2020 (3 Month LIBOR USD + 0.500%) (3)	20,000,000	19,893,824
3.800%, 10/22/2021	4,825,000	4,915,412
Constellation Brands, Inc.,
3.384%, 11/15/2021 (3 Month LIBOR USD + 0.700%) (3)	10,000,000	10,005,145
CVS Health Corp.:
2.800%, 07/20/2020	6,725,000	6,716,755
3.350%, 03/09/2021	19,550,000	19,699,015
2.125%, 06/01/2021	5,000,000	4,914,640
Daimler Finance North America LLC:
2.200%, 05/05/2020 (2)	5,000,000	4,960,418
3.350%, 05/04/2021 (2)	15,000,000	15,092,286
3.400%, 02/22/2022 (2)	13,000,000	13,114,910
Deutsche Telekom International Finance BV,
3.353%, 01/17/2020 (3 Month LIBOR USD + 0.580%) (1)(2)(3)	8,000,000	8,013,888
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
4.420%, 06/15/2021 (2)	11,550,000	11,849,839
5.450%, 06/15/2023 (2)	10,000,000	10,659,378
Discovery Communications LLC:
2.200%, 09/20/2019	10,000,000	9,959,596
4.375%, 06/15/2021	4,650,000	4,777,236
Domtar Corp.,
4.400%, 04/01/2022	4,775,000	4,877,925
DowDuPont, Inc.,
3.766%, 11/15/2020	10,000,000	10,182,636
DXC Technology Co.:
2.875%, 03/27/2020	18,714,000	18,702,383
3.576%, 03/01/2021 (3 Month LIBOR USD + 0.950%) (3)	1,538,000	1,538,026
4.450%, 09/18/2022	12,900,000	13,362,204
Eastman Chemical Co.,
3.500%, 12/01/2021	7,600,000	7,714,350
Elanco Animal Health, Inc.,
3.912%, 08/27/2021 (2)	32,689,000	33,232,760
EMD Finance LLC,
2.950%, 03/19/2022 (2)	12,000,000	11,949,225
Enable Midstream Partners LP,
2.400%, 05/15/2019	3,000,000	2,997,535
Enbridge Energy Partners LP,
4.375%, 10/15/2020	9,805,000	10,018,357
Encana Corp.,
3.900%, 11/15/2021 (1)	2,500,000	2,545,275
Energy Transfer Operating LP,
4.250%, 03/15/2023	15,788,000	16,197,970
Energy Transfer Partners LP,
4.150%, 10/01/2020	12,500,000	12,701,317
Energy Transfer Partners LP / Regency Energy Finance Corp.:
5.750%, 09/01/2020	1,175,000	1,211,828
5.000%, 10/01/2022	1,430,000	1,507,465
EQT Corp.,
2.500%, 10/01/2020	15,000,000	14,795,570
ERAC USA Finance LLC:
2.350%, 10/15/2019 (2)	19,000,000	18,944,695
2.600%, 12/01/2021 (2)	1,450,000	1,426,767
Express Scripts Holding Co.:
2.250%, 06/15/2019	2,157,000	2,153,690
2.600%, 11/30/2020	14,425,000	14,363,195
3.376%, 11/30/2020 (3 Month LIBOR USD + 0.750%) (3)	7,000,000	7,000,292
3.300%, 02/25/2021	5,000,000	5,033,660
FedEx Corp.:
2.300%, 02/01/2020	2,000,000	1,991,442
3.400%, 01/14/2022	7,000,000	7,093,486
Fidelity National Information Services, Inc.:
3.625%, 10/15/2020	1,673,000	1,690,584
2.250%, 08/15/2021	12,000,000	11,788,139
Fiserv, Inc.:
2.700%, 06/01/2020	3,500,000	3,495,935
4.750%, 06/15/2021	3,220,000	3,341,089
3.500%, 10/01/2022	6,350,000	6,431,813
FMC Corp.:
5.200%, 12/15/2019	4,496,000	4,569,537
3.950%, 02/01/2022	13,172,000	13,446,530
Ford Motor Credit Co. LLC:
2.021%, 05/03/2019	7,000,000	6,993,614
1.897%, 08/12/2019	10,000,000	9,958,032
2.681%, 01/09/2020	5,000,000	4,978,668
3.200%, 01/15/2021	4,505,000	4,440,391
3.470%, 04/05/2021	2,500,000	2,474,725
2.979%, 08/03/2022	15,000,000	14,336,086
Forest Laboratories, Inc.,
5.000%, 12/15/2021 (2)	20,000,000	20,814,013
Fortive Corp.,
1.800%, 06/15/2019	537,000	534,758
Fox Corp.,
3.666%, 01/25/2022 (2)	5,000,000	5,098,419
Fresenius Medical Care US Finance II, Inc.:
4.125%, 10/15/2020 (2)	19,325,000	19,491,775
5.875%, 01/31/2022 (2)	1,000,000	1,058,010
Fresenius Medical Care US Finance, Inc.,
5.750%, 02/15/2021 (2)	4,782,000	4,966,729
Fresenius US Finance II, Inc.,
4.500%, 01/15/2023 (2)	1,525,000	1,555,083
General Electric Co.,
3.150%, 09/07/2022	25,000,000	24,909,178
General Mills, Inc.,
3.200%, 04/16/2021	4,850,000	4,892,057
General Motors Financial Co., Inc.:
2.650%, 04/13/2020	3,425,000	3,411,262
3.539%, 08/07/2020 (3 Month LIBOR USD + 0.800%) (3)	7,000,000	6,991,127
3.700%, 11/24/2020	1,409,000	1,420,515
4.200%, 03/01/2021	1,215,000	1,232,370
3.550%, 04/09/2021	4,750,000	4,776,015
3.200%, 07/06/2021	8,500,000	8,461,835
4.200%, 11/06/2021	5,000,000	5,086,981
Genpact Luxembourg Sarl,
3.700%, 04/01/2022 (1)	920,000	908,667
Georgia-Pacific LLC,
5.400%, 11/01/2020 (2)	9,968,000	10,361,836
Glencore Finance (Canada) Ltd.:
4.950%, 11/15/2021 (1)(2)	18,000,000	18,711,540
4.250%, 10/25/2022 (1)(2)	5,760,000	5,951,721
Glencore Funding LLC,
3.125%, 04/29/2019 (2)	5,154,000	5,122,715
Grupo Bimbo SAB de CV:
4.875%, 06/30/2020 (1)(2)	28,075,000	28,648,452
4.500%, 01/25/2022 (1)(2)	1,000,000	1,029,597
Harris Corp.,
2.700%, 04/27/2020	1,000,000	996,255
HCA, Inc.,
6.500%, 02/15/2020	22,263,000	22,910,048
Hewlett Packard Enterprise Co.:
2.100%, 10/04/2019 (2)	5,000,000	4,978,819
3.500%, 10/05/2021	5,000,000	5,065,664
Holcim US Finance Sarl & Cie SCS,
6.000%, 12/30/2019 (1)(2)	6,657,000	6,786,897
Hutchison Whampoa International Ltd.,
4.625%, 01/13/2022 (1)(2)	8,000,000	8,325,368
Hyundai Capital America:
1.750%, 09/27/2019 (2)	5,000,000	4,972,795
2.750%, 09/18/2020 (2)	10,000,000	9,923,275
3.450%, 03/12/2021 (2)	5,000,000	5,009,118
2.450%, 06/15/2021 (2)	1,000,000	982,232
3.750%, 07/08/2021 (2)	2,500,000	2,517,602
Hyundai Capital Services, Inc.,
1.625%, 08/30/2019 (1)(2)	1,455,000	1,447,260
IDEX Corp.,
4.200%, 12/15/2021	10,725,000	10,910,508
JM Smucker Co.,
2.500%, 03/15/2020	2,725,000	2,717,423
Keurig Dr Pepper, Inc.:
3.551%, 05/25/2021 (2)	24,700,000	24,965,859
2.530%, 11/15/2021	2,580,000	2,541,322
Keysight Technologies, Inc.,
3.300%, 10/30/2019	28,625,000	28,689,506
Kinder Morgan Energy Partners LP:
6.500%, 04/01/2020	22,320,000	23,104,402
5.000%, 10/01/2021	3,000,000	3,126,914
Kraft Heinz Foods Co.:
5.375%, 02/10/2020	2,250,000	2,295,901
3.267%, 02/10/2021 (3 Month LIBOR USD + 0.570%) (3)	15,000,000	14,961,750
Leggett & Platt, Inc.,
3.400%, 08/15/2022	10,000,000	10,041,125
Lennar Corp.,
8.375%, 01/15/2021	2,337,000	2,523,960
LyondellBasell Industries NV,
6.000%, 11/15/2021 (1)	17,775,000	19,010,892
Marathon Petroleum Corp.,
3.400%, 12/15/2020	15,000,000	15,126,701
Martin Marietta Materials, Inc.:
3.133%, 12/20/2019 (3 Month LIBOR USD + 0.500%) (3)	1,250,000	1,248,666
3.313%, 05/22/2020 (3 Month LIBOR USD + 0.650%) (3)	5,400,000	5,398,867
Masco Corp.:
7.125%, 03/15/2020	40,000	41,563
3.500%, 04/01/2021	3,881,000	3,907,396
5.950%, 03/15/2022	10,275,000	10,989,786
McKesson Corp.,
3.650%, 11/30/2020	9,850,000	9,969,073
Microchip Technology, Inc.,
3.922%, 06/01/2021 (2)	33,643,000	33,938,249
Midwest Connector Capital Co. LLC,
3.625%, 04/01/2022 (2)	10,000,000	10,141,128
Molex Electronic Technologies LLC,
2.878%, 04/15/2020 (2)	31,303,000	31,249,413
Mondelez International Holdings Netherlands BV,
1.625%, 10/28/2019 (1)(2)	9,750,000	9,678,278
Mosaic Co.:
3.750%, 11/15/2021	2,500,000	2,536,001
3.250%, 11/15/2022	1,693,000	1,697,466
Motiva Enterprises LLC,
5.750%, 01/15/2020 (2)	3,106,000	3,159,645
Mylan NV:
2.500%, 06/07/2019 (1)	3,847,000	3,844,110
3.750%, 12/15/2020 (1)	5,263,000	5,310,677
Mylan, Inc.,
3.125%, 01/15/2023 (2)	3,000,000	2,930,777
NetApp, Inc.,
2.000%, 09/27/2019	5,000,000	4,979,056
Nissan Motor Acceptance Corp.:
2.150%, 07/13/2020 (2)	20,000,000	19,732,549
2.150%, 09/28/2020 (2)	4,300,000	4,226,267
Norfolk Southern Railway Co.,
9.750%, 06/15/2020	2,000,000	2,167,166
Northern Border Pipeline Co.,
7.500%, 09/15/2021	4,500,000	4,911,698
Nutrien Ltd.:
6.500%, 05/15/2019 (1)	13,500,000	13,560,168
4.875%, 03/30/2020 (1)	13,000,000	13,256,417
3.150%, 10/01/2022 (1)	1,000,000	998,545
nVent Finance Sarl,
3.950%, 04/15/2023 (1)	1,450,000	1,445,922
NXP Semiconductors N.V.,
4.625%, 06/15/2022 (1)(2)	5,650,000	5,845,490
ONEOK Partners LP,
3.800%, 03/15/2020	2,800,000	2,816,522
Penske Truck Leasing Co. LP / PTL Finance Corp.,
3.650%, 07/29/2021 (2)	5,000,000	5,067,577
Pentair Finance SA,
2.650%, 12/01/2019 (1)	10,353,000	10,351,112
Pernod Ricard SA,
5.750%, 04/07/2021 (1)(2)	6,375,000	6,714,529
Perrigo Finance Unlimited Co.:
3.500%, 03/15/2021 (1)	3,138,000	3,107,106
3.500%, 12/15/2021 (1)	7,355,000	7,211,610
Reckitt Benckiser Treasury Services PLC,
3.162%, 06/24/2022 (3 Month LIBOR USD + 0.560%) (1)(2)(3)	2,000,000	1,983,382
Reliance Holding USA, Inc.,
4.500%, 10/19/2020 (2)	16,778,000	17,073,366
Republic Services, Inc.,
5.500%, 09/15/2019	6,446,000	6,521,844
Rockies Express Pipeline LLC,
5.625%, 04/15/2020 (2)	1,400,000	1,429,750
Rolls-Royce PLC,
2.375%, 10/14/2020 (1)(2)	5,000,000	4,954,550
Royal Caribbean Cruises Ltd.,
2.650%, 11/28/2020 (1)	5,000,000	4,994,101
Ryder System, Inc.,
3.500%, 06/01/2021	6,150,000	6,206,765
Sabine Pass Liquefaction LLC,
5.625%, 02/01/2021	16,550,000	17,190,018
Seagate HDD Cayman,
4.250%, 03/01/2022 (1)	20,686,000	20,742,419
Sherwin-Williams Co.:
7.250%, 06/15/2019	2,513,000	2,534,809
2.250%, 05/15/2020	6,200,000	6,163,172
Shire Acquisitions Investments Ireland DAC:
1.900%, 09/23/2019 (1)	9,775,000	9,732,773
2.400%, 09/23/2021 (1)	19,450,000	19,209,972
Smithfield Foods, Inc.:
2.700%, 01/31/2020 (2)	14,875,000	14,770,723
2.650%, 10/03/2021 (2)	16,000,000	15,382,910
3.350%, 02/01/2022 (2)	1,000,000	978,251
Smiths Group PLC,
3.625%, 10/12/2022 (1)(2)	1,475,000	1,461,870
Solvay Finance America LLC,
3.400%, 12/03/2020 (2)	8,790,000	8,831,984
Spirit AeroSystems, Inc.,
3.411%, 06/15/2021 (3 Month LIBOR USD + 0.800%) (3)	9,300,000	9,243,958
Suntory Holdings Ltd.,
2.550%, 06/28/2022 (1)(2)	600,000	591,011
Tech Data Corp.,
3.700%, 02/15/2022	15,000,000	15,098,327
Telefonica Emisiones SAU,
5.462%, 02/16/2021 (1)	12,577,000	13,142,978
Teva Pharmaceutical Finance Netherlands III BV:
1.700%, 07/19/2019 (1)	7,000,000	6,967,655
2.200%, 07/21/2021 (1)	15,654,000	14,924,112
Time Warner Cable LLC:
8.250%, 04/01/2019	2,564,000	2,564,000
4.000%, 09/01/2021	9,700,000	9,858,511
Total System Services, Inc.,
3.800%, 04/01/2021	7,960,000	8,081,763
TransCanada PipeLines Ltd.,
9.875%, 01/01/2021 (1)	1,025,000	1,141,537
TTX Co.,
4.400%, 05/01/2021 (2)	2,100,000	2,144,198
United Technologies Corp.:
3.333%, 08/16/2021 (3 Month LIBOR USD + 0.650%) (3)	5,800,000	5,803,493
3.350%, 08/16/2021	3,000,000	3,040,132
Vale Overseas Ltd.,
4.375%, 01/11/2022 (1)	1,968,000	2,006,376
Verisk Analytics, Inc.,
5.800%, 05/01/2021	8,511,000	8,991,196
Verizon Communications, Inc.,
2.946%, 03/15/2022	30,880,000	31,034,566
Vodafone Group PLC:
2.500%, 09/26/2022 (1)	3,000,000	2,945,926
2.950%, 02/19/2023 (1)	8,000,000	7,946,520
3.591%, 01/16/2024 (3 Month LIBOR USD + 0.990%) (1)(3)	15,000,000	14,898,511
Volkswagen Group of America Finance LLC:
2.400%, 05/22/2020 (2)	5,270,000	5,232,813
4.000%, 11/12/2021 (2)	24,700,000	25,198,312
Vulcan Materials Co.:
3.211%, 06/15/2020 (3 Month LIBOR USD + 0.600%) (3)	11,630,000	11,613,421
3.276%, 03/01/2021 (3 Month LIBOR USD + 0.650%) (3)	16,000,000	15,983,997
Williams Companies, Inc.:
7.875%, 09/01/2021	3,000,000	3,315,432
3.700%, 01/15/2023	14,187,000	14,442,839
Williams Partners LP,
3.600%, 03/15/2022	4,750,000	4,819,589
Yara International ASA,
7.875%, 06/11/2019 (1)(2)	500,000	504,431
Zimmer Biomet Holdings, Inc.,
3.375%, 03/19/2021 (3 Month LIBOR USD + 0.750%) (3)	695,000	692,656
Zimmer Holdings, Inc.:
2.700%, 04/01/2020	27,610,000	27,542,233
3.150%, 04/01/2022	2,190,000	2,196,042
Zoetis, Inc.,
3.450%, 11/13/2020	7,932,000	8,004,249
Total Industrials		1,939,942,369	29.7%

Utilities
Dominion Resources, Inc.,
2.962%, 07/01/2019 (8)	4,000,000	4,000,621
EDP Finance BV:
4.125%, 01/15/2020 (1)(2)	12,071,000	12,122,181
5.250%, 01/14/2021 (1)(2)	2,840,000	2,930,534
Enel Finance International NV,
2.875%, 05/25/2022 (1)(2)	4,233,000	4,160,909
Exelon Corp.:
2.850%, 06/15/2020	2,425,000	2,422,361
5.150%, 12/01/2020	7,775,000	8,015,443
2.450%, 04/15/2021	800,000	790,718
Exelon Generation Co. LLC:
2.950%, 01/15/2020	7,500,000	7,491,280
4.000%, 10/01/2020	8,300,000	8,414,783
Fortis, Inc.,
2.100%, 10/04/2021 (1)	2,100,000	2,054,128
Iberdrola Finance Ireland Ltd.,
5.000%, 09/11/2019 (1)(2)	2,400,000	2,420,514
Mississippi Power Co.,
3.259%, 03/27/2020 (3 Month LIBOR USD + 0.650%) (3)	5,475,000	5,472,903
NV Energy, Inc.,
6.250%, 11/15/2020	1,668,000	1,757,988
Orange Cogen Funding Corp.,
8.175%, 03/15/2022 (2)	6,260,340	6,914,236
Sempra Energy,
3.097%, 01/15/2021 (3 Month LIBOR USD + 0.500%) (3)	1,425,000	1,413,014
Southern Co.,
2.750%, 06/15/2020	19,000,000	18,997,852
Southern Power Co.,
1.950%, 12/15/2019	4,600,000	4,569,724
UIL Holdings Corp.,
4.625%, 10/01/2020	1,750,000	1,783,005
Total Utilities		95,732,194	1.5%

Financials
ABN AMRO Bank NV:
1.800%, 09/20/2019 (1)(2)	4,750,000	4,727,533
3.400%, 08/27/2021 (1)(2)	15,000,000	15,182,580
AerCap Holdings N.V.:
4.500%, 05/15/2021 (1)	2,350,000	2,400,800
4.450%, 12/16/2021 (1)	25,000,000	25,642,533
Air Lease Corp.:
3.875%, 04/01/2021	6,885,000	6,982,450
3.375%, 06/01/2021	3,000,000	3,013,978
3.500%, 01/15/2022	16,825,000	16,979,267
2.625%, 07/01/2022	1,609,000	1,571,529
American International Group, Inc.:
3.375%, 08/15/2020	2,000,000	2,020,064
6.400%, 12/15/2020	16,900,000	17,871,660
Ameriprise Financial, Inc.,
3.000%, 03/22/2022	6,300,000	6,336,195
Anthem, Inc.,
2.500%, 11/21/2020	14,325,000	14,251,938
ANZ New Zealand (Int'l) Ltd.:
2.200%, 07/17/2020 (1)(2)	10,000,000	9,930,653
2.850%, 08/06/2020 (1)(2)	3,000,000	3,001,729
2.125%, 07/28/2021 (1)(2)	2,013,000	1,974,868
Assurant, Inc.,
3.860%, 03/26/2021 (3 Month LIBOR USD + 1.250%) (3)	8,000,000	7,982,735
Bank of America Corp.:
5.625%, 07/01/2020	2,000,000	2,070,313
5.875%, 01/05/2021	10,000,000	10,524,980
2.369%, 07/21/2021 (3 Month LIBOR USD + 0.660%) (3)	10,000,000	9,931,807
2.328%, 10/01/2021 (3 Month LIBOR USD + 0.630%) (3)	10,000,000	9,906,990
3.499%, 05/17/2022 (3 Month LIBOR USD + 0.630%) (3)	5,000,000	5,058,537
Bank of Montreal,
3.100%, 04/13/2021 (1)	15,000,000	15,132,969
Bank of Nova Scotia,
3.125%, 04/20/2021 (1)	20,000,000	20,143,708
Banque Federative du Credit Mutuel SA:
2.200%, 07/20/2020 (1)(2)	5,000,000	4,960,195
2.750%, 10/15/2020 (1)(2)	2,200,000	2,196,341
2.700%, 07/20/2022 (1)(2)	2,800,000	2,775,800
Barclays Bank PLC:
5.140%, 10/14/2020 (1)	5,506,000	5,653,129
10.180%, 06/12/2021 (1)(2)	7,179,000	8,126,614
Barclays PLC:
2.875%, 06/08/2020 (1)	3,000,000	2,991,072
3.250%, 01/12/2021 (1)	15,175,000	15,167,868
BNP Paribas SA:
2.950%, 05/23/2022 (1)(2)	23,125,000	22,971,623
3.500%, 03/01/2023 (1)(2)	5,794,000	5,794,486
BNZ International Funding Ltd,
2.900%, 02/21/2022 (1)(2)	1,950,000	1,940,151
BNZ International Funding Ltd.,
3.375%, 03/01/2023 (1)(2)	15,305,000	15,445,667
BPCE SA,
3.000%, 05/22/2022 (1)(2)	32,127,000	31,786,454
Capital One Financial Corp.:
2.500%, 05/12/2020	10,400,000	10,370,588
3.450%, 04/30/2021	7,125,000	7,211,472
Capital One NA,
1.850%, 09/13/2019	5,000,000	4,977,374
Citigroup, Inc.,
2.700%, 03/30/2021	10,000,000	9,991,287
Citizens Bank NA:
2.250%, 03/02/2020	5,000,000	4,976,700
2.200%, 05/26/2020	9,100,000	9,030,429
3.250%, 02/14/2022	3,000,000	3,027,685
CNA Financial Corp.,
5.750%, 08/15/2021	6,000,000	6,379,862
Comerica Bank,
2.500%, 06/02/2020	7,000,000	6,970,219
Compass Bank:
2.750%, 09/29/2019	9,906,000	9,896,603
5.500%, 04/01/2020	1,360,000	1,389,822
3.500%, 06/11/2021	16,200,000	16,327,184
2.875%, 06/29/2022	3,000,000	2,968,643
Credit Agricole SA:
3.375%, 01/10/2022 (1)(2)	19,570,000	19,689,221
3.750%, 04/24/2023 (1)(2)	3,380,000	3,417,122
Credit Suisse:
2.750%, 03/26/2020 (1)	9,000,000	8,987,820
3.450%, 04/16/2021 (1)	7,000,000	7,073,018
Credit Suisse AG,
5.400%, 01/14/2020 (1)	8,084,000	8,229,917
Credit Suisse Group AG,
2.997%, 12/14/2023 (3 Month LIBOR USD + 1.200%) (1)(2)(3)	8,000,000	7,860,898
Deutsche Bank AG:
2.950%, 08/20/2020 (1)	4,400,000	4,354,452
3.125%, 01/13/2021 (1)	5,515,000	5,446,460
3.150%, 01/22/2021 (1)	3,000,000	2,954,884
4.250%, 10/14/2021 (1)	5,000,000	5,022,447
5.000%, 02/14/2022 (1)	10,000,000	10,221,687
Discover Bank:
8.700%, 11/18/2019	7,395,000	7,650,008
3.100%, 06/04/2020	8,735,000	8,754,748
Discover Financial Services,
5.200%, 04/27/2022	10,293,000	10,881,099
DNB Bank ASA,
2.125%, 10/02/2020 (1)(2)	14,300,000	14,166,515
First Horizon National Corp.,
3.500%, 12/15/2020	11,148,000	11,205,912
First Niagara Financial Group, Inc.,
6.750%, 03/19/2020	3,850,000	3,993,203
First Tennessee Bank NA,
2.950%, 12/01/2019	15,286,000	15,275,513
FMR LLC,
7.490%, 06/15/2019 (2)	1,000,000	1,009,032
Goldman Sachs Group, Inc.:
3.792%, 10/23/2019 (3 Month LIBOR USD + 1.020%) (3)	2,751,000	2,763,474
3.000%, 04/26/2022	5,000,000	4,989,156
2.876%, 10/31/2022 (3 Month LIBOR USD + 0.821%) (3)	12,000,000	11,893,237
2.908%, 06/05/2023 (3 Month LIBOR USD + 1.053%) (3)	8,280,000	8,184,331
2.905%, 07/24/2023 (3 Month LIBOR USD + 0.990%) (3)	14,000,000	13,843,709
Guardian Life Global Funding,
2.000%, 04/26/2021 (2)	7,825,000	7,701,894
Hartford Financial Services Group, Inc.,
5.500%, 03/30/2020	1,947,000	1,997,172
HSBC Bank USA NA,
4.875%, 08/24/2020	10,000,000	10,272,849
HSBC Holdings PLC:
3.400%, 03/08/2021 (1)	5,000,000	5,044,047
3.262%, 03/13/2023 (3 Month LIBOR USD + 1.055%) (1)(3)	10,000,000	10,024,450
HSBC USA, Inc.,
5.000%, 09/27/2020	4,805,000	4,943,364
Humana, Inc.,
2.500%, 12/15/2020	9,625,000	9,551,714
Huntington Bancshares, Inc.,
3.150%, 03/14/2021	1,335,000	1,346,099
Huntington National Bank,
3.250%, 05/14/2021	5,000,000	5,047,182
ING Bank NV,
5.000%, 06/09/2021 (1)(2)	7,250,000	7,583,829
ING Groep NV,
3.150%, 03/29/2022 (1)	3,500,000	3,501,738
Invesco Finance PLC,
3.125%, 11/30/2022 (1)	9,377,000	9,378,053
Jefferies Group LLC:
8.500%, 07/15/2019	1,500,000	1,523,543
6.875%, 04/15/2021	7,133,000	7,621,748
JPMorgan Chase & Co.:
2.295%, 08/15/2021	10,550,000	10,427,601
3.514%, 06/18/2022 (3 Month LIBOR USD + 0.610%) (3)	23,000,000	23,320,820
KEB Hana Bank,
1.750%, 10/18/2019 (1)(2)	18,000,000	17,903,916
KeyBank NA,
3.180%, 05/22/2022	9,972,000	9,991,806
Kookmin Bank,
1.625%, 08/01/2019 (1)(2)	8,000,000	7,971,200
Liberty Mutual Group, Inc.,
4.950%, 05/01/2022 (2)	3,000,000	3,151,635
Lloyds Bank PLC:
6.500%, 09/14/2020 (1)(2)	1,543,000	1,609,219
3.000%, 01/11/2022 (1)	10,000,000	9,950,612
Macquarie Bank Ltd.,
6.625%, 04/07/2021 (1)(2)	1,965,000	2,092,816
Macquarie Group Ltd,
6.000%, 01/14/2020 (1)(2)	15,475,000	15,825,228
Manufacturers & Traders Trust Co.,
3.711%, 12/28/2020 (1 Month LIBOR USD + 1.215%) (3)	282,000	282,213
Marsh & McLennan Companies, Inc.:
3.500%, 12/29/2020	8,000,000	8,106,383
2.750%, 01/30/2022	7,000,000	6,991,733
Mitsubishi UFJ Financial Group, Inc.,
2.190%, 09/13/2021 (1)	15,000,000	14,736,124
Mitsubishi UFJ Lease & Finance Co. Ltd.,
3.406%, 02/28/2022 (1)(2)	5,000,000	5,047,650
Mitsubishi UFJ Trust & Banking Corp.,
2.650%, 10/19/2020 (1)(2)	4,550,000	4,536,853
Mizuho Financial Group, Inc.:
2.632%, 04/12/2021 (1)(2)	12,350,000	12,276,251
4.084%, 04/12/2021 (3 Month LIBOR USD + 1.480%) (1)(2)(3)	3,000,000	3,049,193
2.273%, 09/13/2021 (1)	8,330,000	8,187,552
2.953%, 02/28/2022 (1)	8,700,000	8,685,104
Morgan Stanley:
7.300%, 05/13/2019	15,125,000	15,202,894
3.905%, 01/27/2020 (3 Month LIBOR USD + 1.140%) (3)	4,000,000	4,025,896
3.941%, 01/20/2022 (3 Month LIBOR USD + 1.180%) (3)	9,850,000	9,946,987
3.691%, 07/22/2022 (3 Month LIBOR USD + 0.930%) (3)	10,000,000	10,052,640
3.737%, 04/24/2024 (3 Month LIBOR USD + 0.847%) (3)	5,000,000	5,099,618
National Bank of Canada,
2.150%, 06/12/2020 (1)	23,525,000	23,369,429
Nationwide Financial Services, Inc.,
5.375%, 03/25/2021 (2)	1,797,000	1,868,854
Nomura Holdings, Inc.,
6.700%, 03/04/2020 (1)	3,654,000	3,779,014
Nordea Bank AB:
4.875%, 05/13/2021 (1)(2)	8,980,000	9,213,206
4.250%, 09/21/2022 (1)(2)	9,385,000	9,607,377
Protective Life Global Funding,
2.161%, 09/25/2020 (2)	10,000,000	9,913,408
Prudential Financial, Inc.,
7.375%, 06/15/2019	7,000,000	7,061,275
RBC USA Holdco Corp.,
5.250%, 09/15/2020	3,310,000	3,417,524
Regions Bank,
3.374%, 08/13/2021 (3 Month LIBOR USD + 0.500%) (3)	14,000,000	14,065,607
Regions Financial Corp.,
3.200%, 02/08/2021	16,500,000	16,625,266
Reliance Standard Life Global Funding II,
2.500%, 01/15/2020 (2)	6,000,000	5,973,786
Royal Bank of Scotland Group PLC,
3.498%, 05/15/2023 (3 Month LIBOR USD + 1.480%) (1)(3)	8,000,000	7,943,174
Royal Bank of Scotland PLC:
5.625%, 08/24/2020 (1)	2,450,000	2,527,087
6.125%, 01/11/2021 (1)	9,517,000	9,996,809
Santander Holdings USA, Inc.,
4.450%, 12/03/2021	17,300,000	17,824,882
Santander UK Group Holdings PLC:
2.875%, 10/16/2020 (1)	1,030,000	1,027,448
3.125%, 01/08/2021 (1)	3,500,000	3,498,250
2.875%, 08/05/2021 (1)	2,970,000	2,944,398
Santander UK PLC,
2.125%, 11/03/2020 (1)	5,200,000	5,142,936
Skandinaviska Enskilda Banken AB,
2.450%, 05/27/2020 (1)(2)	4,700,000	4,678,568
SMBC Aviation Capital Finance DAC,
2.650%, 07/15/2021 (1)(2)	1,950,000	1,914,716
Standard Chartered PLC:
2.100%, 08/19/2019 (1)(2)	4,500,000	4,485,408
2.400%, 09/08/2019 (1)(2)	4,225,000	4,213,255
2.250%, 04/17/2020 (1)(2)	5,000,000	4,955,225
3.050%, 01/15/2021 (1)(2)	17,271,000	17,204,368
4.247%, 01/20/2023 (3 Month LIBOR USD + 1.150%) (1)(2)(3)	2,986,000	3,033,415
Stifel Financial Corp.,
3.500%, 12/01/2020	27,373,000	27,530,983
SunTrust Bank,
3.525%, 10/26/2021 (3 Month LIBOR USD + 0.500%) (3)	15,000,000	15,156,076
Svenska Handelsbanken AB,
3.522%, 10/01/2020 (3 Month LIBOR USD + 0.930%) (1)(3)	10,000,000	10,104,989
Synchrony Financial:
3.000%, 08/15/2019	13,350,000	13,352,748
2.700%, 02/03/2020	6,600,000	6,591,230
3.750%, 08/15/2021	8,489,000	8,580,047
Trinity Acquisition PLC,
3.500%, 09/15/2021 (1)	16,583,000	16,718,198
UBS Group Funding Jersey Ltd.,
3.000%, 04/15/2021 (1)(2)	3,000,000	2,998,794
UBS Group Funding Switzerland AG:
2.950%, 09/24/2020 (1)(2)	11,600,000	11,596,166
4.042%, 09/24/2020 (3 Month LIBOR USD + 1.440%) (1)(2)(3)	2,000,000	2,028,359
2.650%, 02/01/2022 (1)(2)	9,471,000	9,386,105
2.859%, 08/15/2023 (3 Month LIBOR USD + 0.954%) (1)(2)(3)	7,000,000	6,896,374
WEA Finance LLC / Westfield UK & Europe Finance PLC:
2.700%, 09/17/2019 (2)	8,000,000	7,995,018
3.250%, 10/05/2020 (2)	6,000,000	6,037,480
Wells Fargo & Co.,
2.500%, 03/04/2021	3,900,000	3,881,094
Wells Fargo Bank NA,
3.325%, 07/23/2021 (3 Month LIBOR USD + 0.490%) (3)	15,000,000	15,103,491
Willis Towers Watson PLC,
5.750%, 03/15/2021 (1)	13,085,000	13,700,980
Zions Bancorp NA:
3.500%, 08/27/2021	11,700,000	11,822,123
3.350%, 03/04/2022	20,000,000	20,166,813
Toal Financials		1,333,776,326	20.4%
Total Corporate Bonds		3,369,450,889	51.6%

Municipal Bonds
City of Pittsburg CA,
5.864%, 07/01/2021	1,515,000	1,569,964
County of Saline AR,
3.550%, 06/01/2042 (Callable 06/01/2024)(7)	2,000,000	2,025,360
County of Sonoma CA,
5.070%, 12/01/2022	16,840,000	17,623,397
Fresno Joint Powers Financing Authority,
2.880%, 04/01/2021	1,685,000	1,671,924
Illinois Housing Development Authority,
4.000%, 02/01/2034 (Callable 08/01/2025)	6,860,000	6,940,262
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 04/29/2019)	170,000	172,387
Memphis-Shelby County Industrial Development Board,
2.222%, 11/01/2020	5,990,000	5,935,012
New Hampshire Housing Finance Authority,
4.000%, 07/01/2036 (Callable 07/10/2024)	5,390,000	5,450,044
New Jersey Economic Development Authority,
0.000%, 02/15/2021	1,440,000	1,353,370
New Jersey Sports & Exposition Authority:
6.076%, 03/01/2023	1,805,000	1,954,039
5.976%, 03/01/2024	6,055,000	6,353,390
Public Finance Authority,
3.750%, 02/01/2022 (Callable 02/01/2020)	5,250,000	5,260,500
Rhode Island Housing & Mortgage Finance Corp.,
3.000%, 10/01/2034 (Callable 10/01/2022)	3,355,000	3,333,394
State of Hawaii Department of Business Economic Development & Tourism,
1.467%, 07/01/2022	4,831,310	4,793,288
Total Municipal Bonds		64,436,331	1.0%

Residential Mortgage-Backed Securities
Non-U.S. Government Agency Issues
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-OP1, Class A2C, 2.636%, 04/25/2036 (1 Month LIBOR USD + 0.150%) (3)	2,036,083	2,027,160
Aegis Asset Backed Securities Trust,
Series 2005-4, Class M1, 2.936%, 10/25/2035 (1 Month LIBOR USD + 0.450%) (3)	11,276,188	11,308,771
Alternative Loan Trust:
Series 2004-12CB, Class 1A1, 5.000%, 07/25/2019	51,375	51,342
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 (6)	48,942	48,848
Series 2004-J2, Class 3A3, 5.500%, 04/25/2034	101,892	103,000
Series 2004-8CB, Class A, 2.756%, 06/25/2034 (1 Month LIBOR USD + 0.270%) (3)	2,705,516	2,699,291
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036 (6)	65,517	65,078
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 (6)	610,525	475,519
Argent Securities Inc. Asset-Backed Pass-Through Certificates,
Series 2005-W3, Class A2D, 2.826%, 11/25/2035 (1 Month LIBOR USD + 0.340%) (3)	4,281,459	4,279,550
Asset Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE1, Class A1, 2.701%, 01/25/2036 (1 Month LIBOR USD + 0.215%) (3)	6,377,628	6,353,125
Banc of America Mortgage Trust,
Series 2004-B, Class 2A2, 4.750%, 03/25/2034 (4)	1,032,311	1,048,816
Carrington Mortgage Loan Trust:
Series 2006-OPT1, Class A3, 2.666%, 12/25/2035 (1 Month LIBOR USD + 0.180%) (3)	585,744	585,332
Series 2007-HE1, Class A2, 2.636%, 06/25/2037 (1 Month LIBOR USD + 0.150%) (3)	7,291,178	7,236,554
Countrywide Asset-Backed Certificates:
Series 2006-2, Class 2A3, 2.786%, 06/25/2036 (1 Month LIBOR USD + 0.300%) (3)	7,968,411	7,948,213
Series 2006-9, Class 1AF3, 5.859%, 08/25/2036 (4)(6)	579,859	538,174
Series 2006-13, Class 1AF3, 4.381%, 01/25/2037 (4)	291,384	291,778
CSMC Trust,
Series 2019-RPL1, Class A1A, 3.650%, 07/25/2058 (2)(4)	21,821,081	21,813,503
CWABS Asset-Backed Certificates Trust,
Series 2005-16, Class 3AV, 2.716%, 05/25/2036 (1 Month LIBOR USD + 0.230%) (3)	412,588	412,488
GSAA Trust:
Series 2005-8, Class A4, 2.756%, 06/25/2035 (1 Month LIBOR USD + 0.270%) (3)	1,540,563	1,541,061
Series 2005-6, Class A3, 2.856%, 06/25/2035 (1 Month LIBOR USD + 0.370%) (3)	524,398	523,508
GSAMP Trust,
Series 2006-HE7, Class A2D, 2.716%, 10/25/2036 (1 Month LIBOR USD + 0.230%) (3)	9,121,524	9,061,713
J.P. Morgan Mortgage Acquisition Trust,
Series 2006-CH1, Class A1, 2.616%, 07/25/2036 (1 Month LIBOR USD + 0.130%) (3)	1,772,584	1,768,037
J.P. Morgan Mortgage Trust,
Series 2005-A4, Class 1A1, 4.327%, 07/25/2035 (4)	505,356	508,130
MASTR Alternative Loan Trust:
Series 2003-9, Class 3A1, 4.750%, 04/25/2019	78	78
Series 2003-5, Class 7A1, 5.000%, 10/01/2031	45,212	42,709
Series 2003-5, Class 4A1, 5.500%, 07/25/2033	3,157,892	3,333,136
Mill City Mortgage Loan Trust,
Series 2018-2, Class A1, 3.500%, 05/25/2058 (2)(4)	1,046,106	1,047,891
Morgan Stanley,
Series 2005-HE5, 3.131%, 09/25/2035 (4)	9,796,479	9,787,167
New Century Home Equity Loan Trust,
Series 2005-C, Class A1, 2.716%, 12/25/2035 (1 Month LIBOR USD + 0.230%) (3)	2,737,066	2,729,612
Nomura Home Equity Loan, Inc.,
Series 2006-HE2, Class A3, 2.656%, 03/25/2036 (1 Month LIBOR USD + 0.170%) (3)	300,438	300,331
Popular ABS Mortgage Pass-Through Trust,
Series 2005-B, Class M2, 3.146%, 08/25/2035 (1 Month LIBOR USD + 0.660%) (3)	980,518	982,299
RASC Series Trust:
Series 2005-AHL2, Class A3, 2.836%, 10/25/2035 (1 Month LIBOR USD + 0.350%) (3)	414,389	414,370
Series 2005-KS11, Class M1, 2.886%, 12/25/2035 (1 Month LIBOR USD + 0.400%) (3)	6,715,655	6,722,914
Renaissance Home Equity Loan Trust,
Series 2007-2, Class AF2, 5.675%, 06/25/2037 (8)	1,914,212	818,645
Saxon Asset Securities Trust,
Series 2006-2, Class A3C, 2.636%, 09/25/2036 (1 Month LIBOR USD + 0.150%) (3)	644,419	641,995
Soundview Home Loan Trust,
Series 2006-OPT2, Class A3, 2.666%, 05/25/2036 (1 Month LIBOR USD + 0.180%) (3)	2,481,240	2,475,384
Structured Asset Investment Loan Trust,
Series 2004-9, Class A5, 3.486%, 10/25/2034 (1 Month LIBOR USD + 1.000%) (3)	3,849,730	3,835,431
Structured Asset Securities Corp.,
Series 2004-4XS, Class 1A6, 5.050%, 02/25/2034 (8)	71,771	72,923
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 4.373%, 10/25/2043 (4)	5,558,193	5,655,407
Towd Point Mortgage Trust:
Series 2015-4, Class A1B, 2.750%, 04/25/2055 (2)(4)	1,447,818	1,434,931
Series 2015-4, Class A1, 3.500%, 04/25/2055 (2)(4)	3,117,826	3,119,771
Series 2016-5, Class A1, 2.500%, 10/25/2056 (2)(4)	8,889,039	8,733,271
Series 2017-1, Class A1, 2.750%, 10/25/2056 (2)(4)	16,945,766	16,756,412
Series 2017-5, Class A1, 3.086%, 02/26/2057 (1 Month LIBOR USD + 0.600%) (2)(3)	11,815,173	11,717,692
Series 2017-2, Class A1, 2.750%, 04/25/2057 (2)(4)	4,735,234	4,686,400
Series 2017-3, Class A1, 2.750%, 06/25/2057 (2)(4)	14,808,349	14,574,003
Series 2018-6, Class A1A, 3.750%, 03/25/2058 (2)(4)	13,395,183	13,554,832
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	7,588	7,610
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	13,931	13,984
Series 2004-AR3, Class A1, 4.050%, 06/25/2034 (4)	3,952,368	4,024,659
Total Residential Mortgage-Backed Securities		198,172,848	3.0%

Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K008, Class A2, 3.531%, 06/25/2020	27,325,000	27,476,093
Series K010, Class A2, 4.333%, 10/25/2020 (4)	14,775,000	15,082,638
Series K014, Class A2, 3.871%, 04/25/2021	9,992,256	10,201,343
Total U.S. Government Agency Issues		52,760,074	0.8%

Non-U.S. Government Agency Issues
COMM Mortgage Trust:
Series 2012-CR1, Class ASB, 3.053%, 05/17/2045	16,698,032	16,739,300
Series 2014-LC15, Class ASB, 3.528%, 04/12/2047	14,474,908	14,700,369
Series 2014-CR16, Class ASB, 3.653%, 04/12/2047	12,611,000	12,854,772
GS Mortgage Securities Trust,
Series 2011-GC5, Class A4, 3.707%, 08/10/2044	8,112,000	8,236,886
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-C8, Class ASB, 2.379%, 10/17/2045	13,370,740	13,281,887
Series 2011-C5, Class ASB, 3.678%, 08/15/2046	2,335,895	2,356,600
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C14, Class ASB, 3.761%, 08/17/2046 (4)	16,091,606	16,432,977
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C9, Class AAB, 2.657%, 05/17/2046	17,460,527	17,400,550
Series 2013-C8, Class ASB, 2.699%, 12/17/2048	11,639,540	11,582,763
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.440%, 04/15/2045	7,050,000	7,150,372
Series 2013-C14, Class ASB, 2.977%, 06/15/2046	21,222,966	21,271,002
Total Non-U.S. Government Agency Issues		142,007,478	2.2%
Total Commercial Mortgage-Backed Securities		194,767,552	3.0%

Asset Backed Securities
Ally Auto Receivables Trust,
Series 2018-3, Class A3, 3.000%, 01/17/2023	8,000,000	8,043,392
American Express Credit Account Master Trust,
Series 2017-6, Class A, 2.040%, 05/15/2023	11,600,000	11,519,147
BA Credit Card Trust,
Series 2018-A2, Class A2, 3.000%, 09/15/2023	29,775,000	30,052,869
Bank of The West Auto Trust:
Series 2018-1, Class A3, 3.430%, 12/15/2022 (2)	17,865,000	18,047,434
Series 2017-1, Class A3, 2.110%, 01/15/2023 (2)	7,500,000	7,440,982
Barclays Dryrock Issuance Trust,
Series 2015-1, Class A, 2.200%, 12/15/2022	6,750,000	6,721,602
Capital One Multi-Asset Execution Trust,
Series 2017-A4, Class A4, 1.990%, 07/17/2023	42,500,000	42,145,248
Carmax Auto Owner Trust,
Series 2018-4, Class A3, 3.360%, 09/15/2023	11,300,000	11,490,158
Chesapeake Funding II LLC,
Series 2018-1A, Class A1, 3.040%, 04/15/2030 (2)	10,331,783	10,364,700
Citibank Credit Card Issuance Trust,
Series 2018-A1, Class A1, 2.490%, 01/20/2023	11,900,000	11,882,789
Conseco Financial Corp.:
Series 1998-2, Class A5, 6.240%, 12/01/2028	3,078	3,113
Series 1998-3, Class A5, 6.220%, 03/01/2030	81,696	84,919
Dell Equipment Finance Trust,
Series 2017-2, Class A3, 2.190%, 10/24/2022 (2)	10,000,000	9,964,430
Ford Credit Auto Owner Trust:
Series 2015-1, Class A, 2.120%, 07/15/2026 (2)	21,170,000	21,058,150
Series 2016-2, Class A, 2.030%, 12/15/2027 (2)	18,225,000	17,926,385
Series 2017-1, Class A, 2.620%, 08/15/2028 (2)	17,667,000	17,554,041
Kookmin Bank,
2.125%, 10/21/2020 (1)(2)	3,400,000	3,352,808
Master Credit Card Trust II,
Series 2017-1A, Class A, 2.260%, 07/21/2021 (1)(2)	35,475,000	35,318,371
MMAF Equipment Finance LLC,
Series 2017-AA, Class A3, 2.040%, 02/16/2022 (2)	10,905,038	10,843,245
PFS Financing Corp.:
Series 2016-BA, Class A, 1.870%, 10/15/2021 (2)	15,734,000	15,646,448
Series 2018-B, Class A, 2.890%, 02/15/2023 (2)	11,600,000	11,581,607
Series 2018-D, Class A, 3.190%, 04/17/2023 (2)	11,790,000	11,856,824
Series 2018-F, Class A, 3.520%, 10/16/2023 (2)	6,210,000	6,306,647
Santander Retail Auto Lease Trust,
Series 2017-A, Class A4, 2.370%, 01/20/2022 (2)	3,148,000	3,130,708
SoFi Consumer Loan Program,
Series 2017-3, Class A, 2.770%, 05/26/2026 (2)	4,371,844	4,357,502
SoFi Consumer Loan Program LLC,
Series 2017-4, Class A, 2.500%, 06/25/2026 (2)	2,613,289	2,594,149
Synchrony Card Funding LLC,
Series 2019-A1, Class A, 2.950%, 03/15/2025	16,950,000	16,945,048
Synchrony Card Issuance Trust,
Series 2018-A1, Class A, 3.380%, 09/15/2024	33,645,000	34,224,017
TCF Auto Receivables Owner Trust,
Series 2016-1A, Class A4, 2.030%, 02/15/2022 (2)	14,604,000	14,533,699
Tesla Auto Lease Trust,
Series 2018-B, Class A, 3.710%, 08/20/2021 (2)	6,748,311	6,825,146
Verizon Owner Trust,
Series 2018-1A, Class A1A, 2.820%, 09/20/2022 (2)	28,600,000	28,658,830
Volvo Financial Equipment LLC,
Series 2018-1A, Class A3, 2.540%, 02/15/2022 (2)	42,800,000	42,718,410
World Financial Network Credit Card Master Trust:
Series 2017-C, Class A, 2.310%, 08/15/2024	19,279,000	19,137,168
Series 2016-A, Class A, 2.030%, 04/15/2025	13,000,000	12,789,725
Series 2019-A, Class A, 3.140%, 12/15/2025	7,900,000	7,969,330
World Omni Automobile Lease Securitization Trust,
Series 2019-A, Class A3, 2.940%, 05/16/2022	13,250,000	13,322,178
Total Asset Backed Securities		526,411,219	8.1%
Total Long-Term Investments (Cost $6,428,780,571)		6,451,787,139	98.9%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 2.36% (5)	111,775,168	111,775,168
Total Short-Term Investment (Cost $111,775,168)		111,775,168	1.7%
Total Investments (Cost $6,540,555,739)		6,563,562,307	100.6%
Liabilities in Excess of Other Assets		(38,015,086)	(0.6)%
TOTAL NET ASSETS		$6,525,547,221	100.0%
Notes to Schedule of Investments
(1)	Foreign security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2019, the value of these securities total $1,538,547,806, which represents 23.58% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2019.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of March 31, 2019.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(8)	Step-up bond; the interest rate shown is the rate in effect as of March 31, 2019.

Baird Short-Term Bond Fund
Schedule of Investments, March 31, 2019 (Unaudited)
Summary of Fair Value Exposure at March 31, 2019 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$2,019,370,323	$–	$2,019,370,323
Other Government Related Securities	–	79,177,977	–	79,177,977
Corporate Bonds	–	3,369,450,889	–	3,369,450,889
Municipal Bonds	–	64,436,331	–	64,436,331
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	198,172,848	–	198,172,848
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	52,760,074	–	52,760,074
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	142,007,478	–	142,007,478
Asset Backed Securities	–	526,411,219	–	526,411,219
Total Long-Term Investments	–	6,451,787,139	–	6,451,787,139
Short-Term Investment
Money Market Mutual Fund	111,775,168	–	–	111,775,168
Total Short-Term Investment	111,775,168	–	–	111,775,168
Total Investments	$111,775,168	$6,451,787,139	$–	$6,563,562,307

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.

Baird Intermediate Bond Fund
Schedule of Investments
March 31, 2019 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
1.375%, 08/31/2020	$157,725,000	$155,506,992
1.750%, 03/31/2022	259,450,000	255,781,216
1.875%, 03/31/2022	377,525,000	373,720,258
2.500%, 05/15/2024	344,975,000	348,936,824
2.250%, 11/15/2025	149,675,000	148,996,785
2.000%, 11/15/2026	114,975,000	112,176,975
2.250%, 11/15/2027	171,325,000	169,504,672
Total U.S. Treasury Securities		1,564,623,722	42.9%

Other Government Related Securities
Centrais Eletricas Brasileiras SA,
5.750%, 10/27/2021 (1)(2)	1,150,000	1,178,750
CNOOC Finance (2013) Ltd.,
3.000%, 05/09/2023 (1)	2,000,000	1,979,500
CNOOC Nexen Finance (2014) ULC,
4.250%, 04/30/2024 (1)	5,150,000	5,381,436
Electricite de France SA,
2.350%, 10/13/2020 (1)(2)	8,875,000	8,823,468
Export-Import Bank of Korea,
2.250%, 01/21/2020 (1)	3,200,000	3,188,550
Petroleos Mexicanos,
5.500%, 01/21/2021 (1)	2,000,000	2,034,000
Sinopec Group Overseas Development [2015] Ltd.,
2.500%, 04/28/2020 (1)(2)	3,000,000	2,985,684
Sinopec Group Overseas Development [2016] Ltd.:
1.750%, 09/29/2019 (1)(2)	3,000,000	2,984,100
2.750%, 05/03/2021 (1)(2)	5,300,000	5,256,010
Total Other Government Related Securities		33,811,498	0.9%

Corporate Bonds
Industrials
Abbott Laboratories,
3.400%, 11/30/2023	4,846,000	4,945,736
Agilent Technologies, Inc.,
3.050%, 09/22/2026	1,450,000	1,401,403
Alimentation Couche-Tard, Inc.,
2.700%, 07/26/2022 (1)(2)	7,400,000	7,322,668
Allegion US Holding Co., Inc.,
3.200%, 10/01/2024	1,523,000	1,473,111
Anadarko Holding Co.,
7.500%, 10/15/2026	1,288,000	1,509,776
Anheuser-Busch InBev Finance, Inc.,
3.300%, 02/01/2023	4,455,000	4,518,792
Anheuser-Busch InBev Worldwide, Inc.:
3.650%, 02/01/2026 (2)	3,775,000	3,786,148
4.750%, 01/23/2029	550,000	585,969
ArcelorMittal,
4.550%, 03/11/2026 (1)	4,000,000	4,087,704
AT&T, Inc.:
3.950%, 01/15/2025	8,000,000	8,163,520
4.300%, 02/15/2030	9,494,000	9,602,974
Becton Dickinson and Co.,
7.000%, 08/01/2027	1,900,000	2,231,930
Boardwalk Pipelines LP,
5.950%, 06/01/2026	1,360,000	1,445,565
Boston Scientific Corp.,
4.125%, 10/01/2023	3,000,000	3,125,980
BP Capital Markets PLC,
2.521%, 01/15/2020 (1)	2,650,000	2,643,865
Broadcom Inc.:
2.375%, 01/15/2020	1,500,000	1,491,976
3.000%, 01/15/2022	5,625,000	5,597,788
3.625%, 10/15/2024 (2)(7)	8,000,000	7,937,440
Bunge Limited Finance Corp.:
3.500%, 11/24/2020	2,650,000	2,662,806
3.750%, 09/25/2027	5,000,000	4,548,359
Campbell Soup Co.,
3.950%, 03/15/2025	8,000,000	8,051,089
Cenovus Energy, Inc.,
5.700%, 10/15/2019 (1)	1,153,846	1,170,358
CH Robinson Worldwide, Inc.,
4.200%, 04/15/2028	12,300,000	12,734,064
Charter Communications Operating LLC:
4.464%, 07/23/2022	7,425,000	7,681,989
3.750%, 02/15/2028	3,765,000	3,629,001
4.200%, 03/15/2028	2,000,000	1,984,530
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP,
2.450%, 05/01/2020 (2)	4,125,000	4,112,229
CNH Industrial Capital LLC:
3.875%, 10/15/2021	3,000,000	3,031,800
4.200%, 01/15/2024	2,800,000	2,873,689
Columbia Pipeline Group, Inc.,
4.500%, 06/01/2025	630,000	657,532
Comcast Corp.,
2.750%, 03/01/2023	1,475,000	1,472,506
Constellation Brands, Inc.:
2.700%, 05/09/2022	2,975,000	2,952,462
3.500%, 05/09/2027	3,475,000	3,392,710
Cox Communications, Inc.:
3.250%, 12/15/2022 (2)	3,600,000	3,624,990
3.850%, 02/01/2025 (2)	2,800,000	2,855,855
3.350%, 09/15/2026 (2)	1,925,000	1,875,826
CVS Health Corp.:
2.250%, 08/12/2019	3,375,000	3,367,250
4.000%, 12/05/2023	4,425,000	4,546,998
4.100%, 03/25/2025	3,325,000	3,413,593
Daimler Finance North America LLC:
2.250%, 07/31/2019 (2)	2,300,000	2,295,505
2.200%, 05/05/2020 (2)	5,000,000	4,960,418
3.750%, 11/05/2021 (2)	6,800,000	6,919,134
Deutsche Telekom International Finance BV,
6.000%, 07/08/2019 (1)	1,700,000	1,713,959
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
4.420%, 06/15/2021 (2)	4,000,000	4,103,840
5.450%, 06/15/2023 (2)	1,600,000	1,705,501
Dollar Tree, Inc.,
3.700%, 05/15/2023	5,050,000	5,121,139
Dow Chemical Co.,
4.550%, 11/30/2025 (2)	2,500,000	2,637,973
DowDuPont, Inc.,
4.493%, 11/15/2025	4,000,000	4,260,727
DXC Technology Co.:
4.450%, 09/18/2022	14,000,000	14,501,616
4.250%, 04/15/2024	2,700,000	2,739,569
Energy Transfer Operating LP,
4.500%, 04/15/2024	1,000,000	1,042,647
Energy Transfer Partners LP,
4.750%, 01/15/2026	10,206,000	10,667,798
EnLink Midstream Partners LP,
4.400%, 04/01/2024	10,000,000	9,900,000
Enterprise Products Operating LLC,
2.550%, 10/15/2019	3,000,000	2,994,068
EQT Midstream Partners LP,
4.125%, 12/01/2026	5,000,000	4,638,951
ERAC USA Finance LLC:
2.350%, 10/15/2019 (2)	6,650,000	6,630,643
2.600%, 12/01/2021 (2)	4,825,000	4,747,690
Express Scripts Holding Co.,
3.000%, 07/15/2023	5,655,000	5,620,402
Ferguson Finance PLC,
4.500%, 10/24/2028 (1)(2)	5,000,000	5,032,580
Fidelity National Information Services, Inc.:
3.500%, 04/15/2023	2,359,000	2,398,150
3.875%, 06/05/2024	1,247,000	1,273,577
3.000%, 08/15/2026	2,000,000	1,916,100
4.250%, 05/15/2028	8,675,000	8,919,204
Fiserv, Inc.:
4.750%, 06/15/2021	1,928,000	2,000,503
3.500%, 10/01/2022	3,050,000	3,089,296
4.200%, 10/01/2028	1,000,000	1,030,061
FMC Corp.,
4.100%, 02/01/2024	2,350,000	2,394,233
Ford Motor Credit Co. LLC:
5.750%, 02/01/2021	2,000,000	2,059,678
3.336%, 03/18/2021	1,800,000	1,772,582
3.339%, 03/28/2022	2,000,000	1,942,531
2.979%, 08/03/2022	7,000,000	6,690,173
4.250%, 09/20/2022	1,545,000	1,534,116
Fortune Brands Home & Security, Inc.,
4.000%, 09/21/2023	5,775,000	5,934,284
Fox Corp.,
4.030%, 01/25/2024 (2)	5,150,000	5,338,925
Freeport-McMoRan, Inc.:
3.550%, 03/01/2022	2,000,000	1,977,500
3.875%, 03/15/2023	1,100,000	1,084,171
General Electric Co.:
6.000%, 08/07/2019	774,000	781,370
5.500%, 01/08/2020	731,000	746,854
5.550%, 05/04/2020	816,000	837,365
3.150%, 09/07/2022	3,125,000	3,113,647
General Motors Financial Co., Inc.:
2.350%, 10/04/2019	5,500,000	5,486,352
4.375%, 09/25/2021	5,325,000	5,438,050
4.200%, 11/06/2021	2,000,000	2,034,793
3.450%, 01/14/2022	1,475,000	1,475,304
3.150%, 06/30/2022	1,000,000	990,074
4.150%, 06/19/2023	1,325,000	1,337,426
Georgia-Pacific LLC,
5.400%, 11/01/2020 (2)	6,797,000	7,065,550
Glencore Funding LLC:
4.125%, 05/30/2023 (2)	1,750,000	1,782,462
4.125%, 03/12/2024 (2)	5,000,000	5,048,364
4.625%, 04/29/2024 (2)	1,000,000	1,031,558
4.000%, 03/27/2027 (2)	4,850,000	4,706,442
3.875%, 10/27/2027 (2)	1,150,000	1,098,197
Grupo Bimbo SAB de CV:
4.875%, 06/30/2020 (1)(2)	3,504,000	3,575,572
3.875%, 06/27/2024 (1)(2)	3,350,000	3,417,919
Husky Energy, Inc.,
4.400%, 04/15/2029 (1)	5,000,000	5,061,535
Hutchison Whampoa International Ltd.:
7.625%, 04/09/2019 (1)(2)	5,400,000	5,405,254
4.625%, 01/13/2022 (1)(2)	7,000,000	7,284,697
Hyundai Capital America:
2.000%, 07/01/2019 (2)	2,500,000	2,494,504
1.750%, 09/27/2019 (2)	3,000,000	2,983,677
3.450%, 03/12/2021 (2)	9,000,000	9,016,413
Ingersoll-Rand Co.,
6.391%, 11/15/2027 (1)	1,195,000	1,369,506
JB Hunt Transport Services, Inc.,
3.875%, 03/01/2026	3,000,000	3,045,997
Johnson Controls International PLC,
4.250%, 03/01/2021 (1)	2,000,000	2,045,086
Keysight Technologies, Inc.:
3.300%, 10/30/2019	4,690,000	4,700,569
4.600%, 04/06/2027	4,100,000	4,238,147
Kinder Morgan, Inc.:
5.625%, 11/15/2023 (2)	1,000,000	1,092,112
4.300%, 03/01/2028	5,000,000	5,164,989
7.800%, 08/01/2031	7,000,000	9,010,315
Kraft Heinz Foods Co.:
3.500%, 06/06/2022	2,000,000	2,021,819
6.375%, 07/15/2028	7,929,000	8,847,503
Laboratory Corp. of America Holdings,
4.625%, 11/15/2020	468,000	478,313
LyondellBasell Industries NV,
6.000%, 11/15/2021 (1)	1,100,000	1,176,483
Mead Johnson Nutrition Co.,
3.000%, 11/15/2020	5,400,000	5,418,803
Microchip Technology, Inc.,
3.922%, 06/01/2021 (2)	7,000,000	7,061,432
Midcontinent Express Pipeline LLC,
6.700%, 09/15/2019 (2)	1,000,000	1,002,440
Mosaic Co.,
4.250%, 11/15/2023	8,606,000	8,931,643
MPLX LP:
4.875%, 06/01/2025	10,192,000	10,848,544
4.800%, 02/15/2029	3,475,000	3,658,073
Nissan Motor Acceptance Corp.,
3.650%, 09/21/2021 (2)	7,200,000	7,238,833
Noble Energy, Inc.,
4.150%, 12/15/2021	450,000	460,839
Nutrien Ltd.,
3.150%, 10/01/2022 (1)	1,306,000	1,304,100
nVent Finance Sarl,
3.950%, 04/15/2023 (1)	18,275,000	18,223,600
NXP BV / NXP Funding LLC,
4.875%, 03/01/2024 (1)(2)	5,775,000	6,097,361
ONEOK Partners LP,
5.000%, 09/15/2023	3,300,000	3,507,400
ONEOK, Inc.,
7.500%, 09/01/2023	7,470,000	8,645,630
Penske Truck Leasing Co. LP / PTL Finance Corp.,
3.950%, 03/10/2025 (2)	12,000,000	12,056,392
Phillips 66 Partners LP,
3.605%, 02/15/2025	2,000,000	1,996,410
POSCO:
5.250%, 04/14/2021 (1)(2)	3,000,000	3,130,847
4.000%, 08/01/2023 (1)(2)	5,000,000	5,145,495
Regency Energy Partners LP / Regency Energy Finance Corp.,
4.500%, 11/01/2023	1,100,000	1,145,974
RELX Capital, Inc.,
4.000%, 03/18/2029	6,000,000	6,122,003
Rockies Express Pipeline LLC,
5.625%, 04/15/2020 (2)	1,000,000	1,021,250
Roper Technologies, Inc.,
3.800%, 12/15/2026	1,450,000	1,466,946
Sabine Pass Liquefaction LLC,
5.875%, 06/30/2026	9,730,000	10,822,507
Samarco Mineracao SA,
5.375%, 09/26/2024 (1)(2)(9)	1,675,000	1,105,500
Schneider Electric SE,
2.950%, 09/27/2022 (1)(2)	2,000,000	2,007,701
Smithfield Foods, Inc.:
2.700%, 01/31/2020 (2)	7,118,000	7,068,101
2.650%, 10/03/2021 (2)	8,000,000	7,691,455
Solvay Finance America LLC:
3.400%, 12/03/2020 (2)	4,675,000	4,697,329
4.450%, 12/03/2025 (2)	5,600,000	5,826,156
Sysco Corp.:
2.600%, 10/01/2020	7,875,000	7,862,602
2.500%, 07/15/2021	2,000,000	1,982,859
2.600%, 06/12/2022	150,000	148,779
TC PipeLines LP:
4.375%, 03/13/2025	5,500,000	5,644,073
3.900%, 05/25/2027	8,425,000	8,331,642
Telefonica Emisiones SAU,
5.462%, 02/16/2021 (1)	650,000	679,251
Time Warner, Inc.,
3.600%, 07/15/2025	2,575,000	2,568,542
TransCanada PipeLines Ltd.,
9.875%, 01/01/2021 (1)	556,000	619,214
Tyson Foods, Inc.,
4.000%, 03/01/2026	3,000,000	3,068,172
Vale Overseas Ltd.:
4.375%, 01/11/2022 (1)	1,153,000	1,175,484
6.250%, 08/10/2026 (1)	3,460,000	3,761,020
Valero Energy Corp.,
3.400%, 09/15/2026	4,500,000	4,402,675
Verisk Analytics, Inc.,
4.125%, 03/15/2029	3,000,000	3,079,378
Verizon Communications, Inc.:
3.376%, 02/15/2025	853,000	863,046
4.125%, 03/16/2027	3,000,000	3,141,642
4.329%, 09/21/2028	2,051,000	2,169,007
4.016%, 12/03/2029 (2)	5,628,000	5,789,922
Vodafone Group PLC,
3.750%, 01/16/2024 (1)	3,875,000	3,907,524
Volkswagen Group of America Finance LLC:
3.638%, 11/12/2021 (3 Month LIBOR USD + 0.940%) (2)(3)	1,800,000	1,803,110
4.000%, 11/12/2021 (2)	8,000,000	8,161,397
Wabtec Corp.:
4.375%, 08/15/2023	7,850,000	7,950,741
3.450%, 11/15/2026	5,000,000	4,645,546
Western Midstream Operating LP,
4.500%, 03/01/2028	7,000,000	6,941,576
WestRock MWV LLC,
7.375%, 09/01/2019	2,033,000	2,068,905
Williams Partners LP:
5.250%, 03/15/2020	1,150,000	1,174,405
4.125%, 11/15/2020	1,625,000	1,650,778
4.300%, 03/04/2024	2,500,000	2,599,039
Yara International ASA,
3.800%, 06/06/2026 (1)(2)	650,000	633,421
Zimmer Biomet Holdings, Inc.,
3.700%, 03/19/2023	10,000,000	10,090,980
Zoetis, Inc.:
3.250%, 02/01/2023	7,500,000	7,580,336
4.500%, 11/13/2025	2,000,000	2,123,091
Total Industrials		701,826,364	19.3%

Utilities
Ausgrid Finance Pty Ltd.,
3.850%, 05/01/2023 (1)(2)	6,200,000	6,335,829
Edison International:
2.950%, 03/15/2023	2,650,000	2,460,450
4.125%, 03/15/2028	13,600,000	12,838,213
EDP Finance BV,
4.125%, 01/15/2020 (1)(2)	15,000,000	15,063,600
Enel Finance International NV:
3.625%, 05/25/2027 (1)(2)	1,550,000	1,483,295
3.500%, 04/06/2028 (1)(2)	13,550,000	12,734,368
Fortis, Inc.,
2.100%, 10/04/2021 (1)	5,000,000	4,890,780
Mississippi Power Co.,
3.259%, 03/27/2020 (3 Month LIBOR USD + 0.650%) (3)	7,000,000	6,997,319
PPL Capital Funding, Inc.,
3.400%, 06/01/2023	2,475,000	2,485,815
PSEG Power LLC,
5.125%, 04/15/2020	220,000	224,872
RGS I&M Funding Corp.,
9.820%, 12/07/2022	411,732	462,022
Southern Co.,
2.750%, 06/15/2020	3,200,000	3,199,638
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (1)(2)	3,800,000	3,898,648
Total Utilities		73,074,849	2.0%

Financials
ABN AMRO Bank NV:
2.450%, 06/04/2020 (1)(2)	2,650,000	2,639,286
4.750%, 07/28/2025 (1)(2)	5,350,000	5,557,842
Aetna, Inc.,
2.800%, 06/15/2023	4,000,000	3,928,042
AIA Group Ltd.,
3.200%, 03/11/2025 (1)(2)	3,000,000	2,978,475
American International Group, Inc.:
4.875%, 06/01/2022	6,000,000	6,347,626
4.125%, 02/15/2024	1,000,000	1,031,101
AmSouth Bancorporation,
6.750%, 11/01/2025	630,000	731,958
Anthem, Inc.,
3.350%, 12/01/2024	10,000,000	10,069,544
ANZ New Zealand (Int'l) Ltd.:
2.850%, 08/06/2020 (1)(2)	4,000,000	4,002,305
2.125%, 07/28/2021 (1)(2)	1,200,000	1,177,269
Banco Santander SA,
3.500%, 04/11/2022 (1)	4,400,000	4,441,778
Bank of America Corp.:
2.369%, 07/21/2021 (3 Month LIBOR USD + 0.660%) (3)	11,000,000	10,924,987
3.300%, 01/11/2023	3,350,000	3,392,531
4.000%, 04/01/2024	1,596,000	1,664,755
3.458%, 03/15/2025 (3 Month LIBOR USD + 0.970%) (3)	5,000,000	5,049,766
3.093%, 10/01/2025 (3 Month LIBOR USD + 1.090%) (3)	3,000,000	2,975,133
3.705%, 04/24/2028 (3 Month LIBOR USD + 1.512%) (3)	5,000,000	5,022,398
3.419%, 12/20/2028 (3 Month LIBOR USD + 1.040%) (3)	1,434,000	1,402,235
Bank of New Zealand,
3.500%, 02/20/2024 (1)(2)	5,000,000	5,064,964
Bank of Nova Scotia,
4.500%, 12/16/2025 (1)	7,000,000	7,277,677
Bank of Tokyo-Mitsubishi UFJ Ltd.,
2.300%, 03/05/2020 (1)(2)	3,000,000	2,988,067
Banque Federative du Credit Mutuel SA,
3.750%, 07/20/2023 (1)(2)	8,000,000	8,194,988
Barclays Bank PLC,
10.180%, 06/12/2021 (1)(2)	5,000,000	5,659,990
Barclays PLC:
3.250%, 01/12/2021 (1)	2,000,000	1,999,060
3.684%, 01/10/2023 (1)	7,350,000	7,341,244
4.337%, 01/10/2028 (1)	2,275,000	2,261,112
BNP Paribas SA,
3.500%, 03/01/2023 (1)(2)	10,000,000	10,000,839
BNZ International Funding Ltd.:
2.100%, 09/14/2021 (1)(2)	10,000,000	9,775,073
3.375%, 03/01/2023 (1)(2)	2,000,000	2,018,382
Boston Properties LP,
3.200%, 01/15/2025	12,175,000	12,078,939
BPCE SA:
5.700%, 10/22/2023 (1)(2)	3,950,000	4,208,930
4.000%, 04/15/2024 (1)	3,500,000	3,600,989
4.625%, 07/11/2024 (1)(2)	10,000,000	10,152,790
Brown & Brown, Inc.,
4.500%, 03/15/2029	5,000,000	5,053,409
Capital One NA,
2.650%, 08/08/2022	12,150,000	12,004,901
Citigroup, Inc.:
2.876%, 07/24/2023 (3 Month LIBOR USD + 0.950%) (3)	2,000,000	1,987,243
3.750%, 06/16/2024	500,000	517,629
3.887%, 01/10/2028 (3 Month LIBOR USD + 1.563%) (3)	9,000,000	9,139,359
Citizens Bank NA:
2.450%, 12/04/2019	8,500,000	8,479,443
2.550%, 05/13/2021	2,000,000	1,985,820
CNA Financial Corp.:
5.750%, 08/15/2021	1,385,000	1,472,685
7.250%, 11/15/2023	1,980,000	2,268,258
4.500%, 03/01/2026	5,000,000	5,208,936
Comerica Bank,
2.500%, 06/02/2020	3,375,000	3,360,641
Compass Bank:
2.750%, 09/29/2019	8,000,000	7,992,411
2.875%, 06/29/2022	3,475,000	3,438,679
3.875%, 04/10/2025	4,200,000	4,158,369
Cooperatieve Rabobank UA:
2.500%, 01/19/2021 (1)	8,525,000	8,485,080
4.625%, 12/01/2023 (1)	3,400,000	3,551,583
3.750%, 07/21/2026 (1)	1,276,000	1,256,016
Credit Agricole SA:
2.750%, 06/10/2020 (1)(2)	3,000,000	2,998,215
3.375%, 01/10/2022 (1)(2)	7,400,000	7,445,081
Credit Suisse Group AG:
3.574%, 01/09/2023 (1)(2)	1,000,000	1,003,434
4.207%, 06/12/2024 (3 Month LIBOR USD + 1.240%) (1)(2)(3)	4,000,000	4,097,534
Credit Suisse Group Funding Guernsey Ltd.,
3.800%, 06/09/2023 (1)	9,000,000	9,140,186
Deutsche Bank AG:
2.950%, 08/20/2020 (1)	3,000,000	2,968,945
4.250%, 10/14/2021 (1)	7,000,000	7,031,426
3.300%, 11/16/2022 (1)	5,175,000	5,010,911
Discover Financial Services,
4.100%, 02/09/2027	9,000,000	8,994,914
First Horizon National Corp.,
3.500%, 12/15/2020	13,196,000	13,264,552
First Niagara Financial Group, Inc.,
6.750%, 03/19/2020	1,618,000	1,678,183
First Tennessee Bank NA,
2.950%, 12/01/2019	500,000	499,657
Goldman Sachs Group, Inc.:
2.550%, 10/23/2019	2,000,000	1,997,022
2.350%, 11/15/2021	3,050,000	3,002,944
3.000%, 04/26/2022	5,000,000	4,989,155
3.500%, 01/23/2025	2,000,000	1,995,373
3.272%, 09/29/2025 (3 Month LIBOR USD + 1.201%) (3)	3,500,000	3,455,034
3.691%, 06/05/2028 (3 Month LIBOR USD + 1.510%) (3)	4,000,000	3,961,813
4.223%, 05/01/2029 (3 Month LIBOR USD + 1.301%) (3)	3,000,000	3,065,998
Guardian Life Global Funding:
2.000%, 04/26/2021 (2)	4,350,000	4,281,564
3.400%, 04/25/2023 (2)	9,000,000	9,189,604
Hartford Financial Services Group, Inc.,
5.125%, 04/15/2022	500,000	533,480
High Street Funding Trust I,
4.111%, 02/15/2028 (2)	5,000,000	5,070,000
Highmark, Inc.,
4.750%, 05/15/2021 (2)	2,000,000	2,046,948
HSBC Holdings PLC:
3.262%, 03/13/2023 (3 Month LIBOR USD + 1.055%) (1)(3)	10,140,000	10,164,793
3.600%, 05/25/2023 (1)	2,700,000	2,747,313
3.803%, 03/11/2025 (3 Month LIBOR USD + 1.211%) (1)(3)	3,000,000	3,041,051
HSBC USA, Inc.,
2.350%, 03/05/2020	3,500,000	3,489,760
Humana, Inc.,
2.900%, 12/15/2022	6,275,000	6,229,428
Huntington Bancshares, Inc.:
3.150%, 03/14/2021	1,500,000	1,512,470
2.300%, 01/14/2022	1,300,000	1,280,393
Huntington National Bank,
2.875%, 08/20/2020	3,500,000	3,505,424
ING Bank NV:
2.500%, 10/01/2019 (1)(2)	2,475,000	2,471,604
5.000%, 06/09/2021 (1)(2)	2,000,000	2,092,091
5.800%, 09/25/2023 (1)(2)	9,190,000	9,908,100
Invesco Finance PLC,
3.125%, 11/30/2022 (1)	4,750,000	4,750,533
Jackson National Life Global Funding,
3.250%, 01/30/2024 (2)	10,350,000	10,403,174
Jefferies Group LLC:
8.500%, 07/15/2019	3,325,000	3,377,188
6.875%, 04/15/2021	2,000,000	2,137,038
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.,
4.850%, 01/15/2027	1,425,000	1,432,244
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (2)	11,325,000	13,183,666
JPMorgan Chase & Co.:
2.295%, 08/15/2021	2,500,000	2,470,995
4.500%, 01/24/2022	3,000,000	3,138,134
4.009%, 10/24/2023 (3 Month LIBOR USD + 1.230%) (3)	5,000,000	5,075,200
KeyBank NA:
3.180%, 05/22/2022	2,750,000	2,755,462
3.400%, 05/20/2026	2,200,000	2,180,230
Liberty Mutual Group, Inc.:
4.250%, 06/15/2023 (2)	441,000	456,924
4.569%, 02/01/2029 (2)	1,559,000	1,621,350
Life Storage LP,
3.875%, 12/15/2027	8,000,000	7,837,557
Lloyds Bank PLC:
5.800%, 01/13/2020 (1)(2)	2,900,000	2,966,776
3.000%, 01/11/2022 (1)	7,000,000	6,965,429
4.050%, 08/16/2023 (1)	4,000,000	4,078,737
Macquarie Bank Ltd.:
2.400%, 01/21/2020 (1)(2)	1,100,000	1,096,670
6.625%, 04/07/2021 (1)(2)	5,482,000	5,838,583
Macquarie Group Ltd.:
3.189%, 11/28/2023 (3 Month LIBOR USD + 1.023%) (1)(2)(3)	5,250,000	5,200,676
4.150%, 03/27/2024 (3 Month LIBOR USD + 1.330%) (1)(2)(3)	4,000,000	4,070,562
Manulife Financial Corp.,
4.900%, 09/17/2020 (1)	2,375,000	2,440,887
Marsh & McLennan Companies, Inc.,
3.875%, 03/15/2024	1,550,000	1,607,669
Massachusetts Mutual Life Insurance Co.,
7.625%, 11/15/2023 (2)	9,906,000	11,415,961
MBIA Insurance Corp.,
13.857%, 01/15/2033 (3 Month LIBOR USD + 11.260%) (2)(3)(9)	500,000	327,500
Metropolitan Life Global Funding I,
3.000%, 01/10/2023 (2)	1,300,000	1,308,933
Mitsubishi UFJ Financial Group, Inc.:
2.190%, 09/13/2021 (1)	3,000,000	2,947,224
2.998%, 02/22/2022 (1)	2,575,000	2,580,355
3.455%, 03/02/2023 (1)	2,000,000	2,027,380
Mizuho Bank Ltd.,
2.450%, 04/16/2019 (1)(2)	500,000	499,895
Mizuho Financial Group Cayman 3 Ltd.,
4.600%, 03/27/2024 (1)(2)	7,000,000	7,241,266
Mizuho Financial Group, Inc.:
2.601%, 09/11/2022 (1)	5,000,000	4,935,663
3.922%, 09/11/2024 (3 Month LIBOR USD + 1.000%) (1)(3)	3,000,000	3,087,302
Morgan Stanley:
7.300%, 05/13/2019	3,150,000	3,166,222
4.179%, 10/24/2023 (3 Month LIBOR USD + 1.400%) (3)	7,000,000	7,108,845
3.125%, 07/27/2026	4,525,000	4,404,931
MUFG Americas Holdings Corp.,
3.500%, 06/18/2022	225,000	228,475
Nationwide Building Society:
3.766%, 03/08/2024 (3 Month LIBOR USD + 1.064%) (1)(2)(3)	5,000,000	4,978,591
4.000%, 09/14/2026 (1)(2)	10,000,000	9,603,728
Nationwide Financial Services, Inc.,
5.375%, 03/25/2021 (2)	1,478,000	1,537,099
Nationwide Mutual Insurance Co.,
8.250%, 12/01/2031 (2)	2,195,000	3,049,193
Nomura Holdings, Inc.,
6.700%, 03/04/2020 (1)	1,000,000	1,034,213
Nordea Bank AB,
4.250%, 09/21/2022 (1)(2)	10,350,000	10,595,243
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (2)	6,000,000	6,083,708
People's United Bank NA,
4.000%, 07/15/2024	5,000,000	5,049,123
Principal Life Global Funding II:
2.200%, 04/08/2020 (2)	2,000,000	1,988,014
3.000%, 04/18/2026 (2)	7,000,000	6,910,336
Protective Life Corp.:
7.375%, 10/15/2019	2,625,000	2,686,266
4.300%, 09/30/2028 (2)	1,400,000	1,433,462
Protective Life Global Funding,
2.700%, 11/25/2020 (2)	3,000,000	2,994,869
Prudential Financial, Inc.,
7.375%, 06/15/2019	850,000	857,441
Prudential Insurance Co. of America,
8.300%, 07/01/2025 (2)	8,300,000	10,497,979
Regions Bank,
3.374%, 08/13/2021 (3 Month LIBOR USD + 0.500%) (3)	3,425,000	3,441,050
Regions Financial Corp.,
2.750%, 08/14/2022	4,725,000	4,688,113
Reliance Standard Life Global Funding II,
3.050%, 01/20/2021 (2)	5,000,000	4,995,230
Royal Bank of Scotland Group PLC:
4.269%, 03/22/2025 (3 Month LIBOR USD + 1.762%) (1)(3)	2,000,000	2,021,269
5.076%, 01/27/2030 (3 Month LIBOR USD + 1.905%) (1)(3)	4,700,000	4,947,851
Santander UK Group Holdings PLC:
3.125%, 01/08/2021 (1)	2,475,000	2,473,762
4.796%, 11/15/2024 (3 Month LIBOR USD + 1.570%) (1)(3)	5,000,000	5,148,051
Santander UK PLC:
2.125%, 11/03/2020 (1)	4,500,000	4,450,618
5.000%, 11/07/2023 (1)(2)	1,475,000	1,510,350
Skandinaviska Enskilda Banken AB,
2.450%, 05/27/2020 (1)(2)	8,500,000	8,461,240
SMBC Aviation Capital Finance DAC,
3.000%, 07/15/2022 (1)(2)	4,000,000	3,951,483
Societe Generale SA:
2.500%, 04/08/2021 (1)(2)	2,150,000	2,128,504
5.200%, 04/15/2021 (1)(2)	1,250,000	1,304,852
4.250%, 09/14/2023 (1)(2)	5,000,000	5,128,011
5.000%, 01/17/2024 (1)(2)	3,350,000	3,495,798
4.250%, 04/14/2025 (1)(2)	4,814,000	4,848,111
Standard Chartered PLC:
2.100%, 08/19/2019 (1)(2)	3,200,000	3,189,623
3.050%, 01/15/2021 (1)(2)	10,350,000	10,310,070
Stifel Financial Corp.,
4.250%, 07/18/2024	10,139,000	10,435,544
Sumitomo Mitsui Financial Group, Inc.,
2.442%, 10/19/2021 (1)	6,200,000	6,128,035
Svenska Handelsbanken AB,
2.400%, 10/01/2020 (1)	5,275,000	5,255,338
Swedbank AB,
2.650%, 03/10/2021 (1)(2)	3,800,000	3,739,614
Synchrony Financial:
3.750%, 08/15/2021	5,000,000	5,053,626
4.250%, 08/15/2024	5,275,000	5,306,809
3.700%, 08/04/2026	3,000,000	2,826,521
Trinity Acquisition PLC,
4.400%, 03/15/2026 (1)	1,125,000	1,167,271
UBS Group Funding Switzerland AG:
2.950%, 09/24/2020 (1)(2)	6,225,000	6,222,942
2.650%, 02/01/2022 (1)(2)	5,000,000	4,955,182
3.491%, 05/23/2023 (1)(2)	3,050,000	3,064,560
Voya Financial, Inc.:
3.125%, 07/15/2024	3,350,000	3,308,304
3.650%, 06/15/2026	2,000,000	1,985,355
WEA Finance LLC / Westfield UK & Europe Finance PLC:
2.700%, 09/17/2019 (2)	500,000	499,688
3.250%, 10/05/2020 (2)	7,500,000	7,546,851
Wells Fargo & Co.,
3.974%, 10/31/2023 (3 Month LIBOR USD + 1.230%) (3)	5,000,000	5,080,089
Westpac Banking Corp.,
2.100%, 05/13/2021 (1)	5,000,000	4,931,784
Willis North America, Inc.:
3.600%, 05/15/2024	8,070,000	8,121,461
4.500%, 09/15/2028	4,600,000	4,782,419
Willis Towers Watson PLC,
5.750%, 03/15/2021 (1)	3,450,000	3,612,410
Total Financials		786,667,627	21.6%
Total Corporate Bonds		1,561,568,840	42.9%

Municipal Bonds
Alabama Economic Settlement Authority,
3.163%, 09/15/2025	4,495,000	4,522,285
Alaska Municipal Bond Bank Authority,
4.459%, 08/01/2019	1,340,000	1,347,410
California School Finance Authority,
4.426%, 07/01/2020	2,500,000	2,556,500
Central Valley Support Joint Powers Agency,
5.326%, 09/01/2022	2,000,000	2,164,840
City of Berwyn IL,
5.790%, 12/01/2022	4,500,000	4,507,560
County of Cook IL,
5.240%, 11/15/2025 (Callable 11/15/2021)	2,345,000	2,464,783
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 04/29/2019)	625,000	633,775
New Hampshire Housing Finance Authority,
2.600%, 01/01/2020	1,420,000	1,418,821
New Jersey Economic Development Authority:
0.000%, 02/15/2021	3,000,000	2,819,520
0.000%, 02/15/2022	2,000,000	1,817,480
North Carolina Housing Finance Agency:
4.000%, 01/01/2030 (Callable 07/01/2021)	205,000	208,108
3.000%, 01/01/2033 (Callable 01/01/2025)	3,280,000	3,254,580
North East Texas Independent School District,
5.240%, 08/01/2027	2,100,000	2,452,275
Public Finance Authority,
2.820%, 03/01/2020 (Callable 04/22/2019)	2,000,000	1,998,560
South Dakota Housing Development Authority,
2.700%, 11/01/2036 (Callable 11/01/2025)	1,435,000	1,409,371
Winnebago & Boone Counties School District No. 205:
3.800%, 12/01/2026 (Callable 12/01/2025)	2,200,000	2,243,824
3.950%, 12/01/2027 (Callable 12/01/2025)	1,700,000	1,736,669
Total Municipal Bonds		37,556,361	1.0%

Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 1990-108, Class G, 7.000%, 09/25/2020	605	614
Series G-29, Class O, 8.500%, 09/25/2021	123	128
Series 1991-137, Class H, 7.000%, 10/25/2021	7,975	8,171
Series 1993-32, Class H, 6.000%, 03/25/2023	6,380	6,634
Federal Gold Loan Mortgage Corp. (FGLMC):
6.000%, 06/01/2021	23,842	24,420
6.000%, 07/01/2028	3,732	4,107
Federal Home Loan Mortgage Corp. (FHLMC):
Series 74, Class F, 6.000%, 10/15/2020	29	30
Series 1395, Class G, 6.000%, 10/15/2022	3,045	3,150
Total U.S. Government Agency Issues		47,254	0.0%

Non-U.S. Government Agency Issues
Alternative Loan Trust:
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 (6)	56,283	56,176
Series 2005-85CB, Class 3A1, 5.250%, 02/25/2021 (2)(6)	62,618	61,342
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021	134,437	131,940
Series 2004-8CB, Class A, 2.756%, 06/25/2034 (1 Month LIBOR USD + 0.270%) (3)	1,661,960	1,658,136
Series 2005-11CB, Class 2A1, 5.500%, 06/25/2035 (6)	34,702	34,690
AMRESCO Residential Securities Corp. Mortgage Loan Trust,
Series 1998-1, Class A6, 6.510%, 08/25/2027 (4)	1,393	1,437
Argent Securities Inc. Asset-Backed Pass-Through Certificates:
Series 2005-W3, Class A2D, 2.826%, 11/25/2035 (1 Month LIBOR USD + 0.340%) (3)	821,383	821,017
Series 2005-W5, Class A1, 2.721%, 01/25/2036 (1 Month LIBOR USD + 0.235%) (3)	6,632,258	6,572,182
Banc of America Alternative Loan Trust:
Series 2004-11, Class 4A1, 5.500%, 12/25/2019	19,143	19,132
Series 2005-6, Class 7A1, 5.500%, 07/25/2020 (6)	2,705	2,457
Series 2006-2, Class 7A1, 6.000%, 03/25/2021 (6)	70,370	63,476
Banc of America Funding Trust,
Series 2004-2, Class 1CB1, 5.750%, 09/20/2034	2,397,412	2,549,586
Bear Stearns ARM Trust,
Series 2004-5, Class 2A, 4.384%, 07/25/2034 (4)	979,338	974,339
Citigroup Global Markets Mortgage Securities VII, Inc.,
Series 2003-UP2, Class A2, 7.000%, 06/25/2033 (8)	39,730	40,196
Cityscape Home Equity Loan Trust,
Series 1997-C, Class A4, 7.000%, 07/25/2028 (8)	3,921	1,980
Countrywide Asset-Backed Certificates:
Series 2004-12, Class AF6, 4.634%, 03/25/2035 (4)	589	599
Series 2005-1, Class AF6, 5.030%, 06/25/2035 (4)	61,192	62,135
Series 2006-9, Class 1AF3, 5.859%, 08/25/2036 (4)(6)	533,471	495,120
Series 2006-13, Class 1AF3, 4.381%, 01/25/2037 (4)	43,795	43,854
Delta Funding Home Equity Loan Trust:
Series 1997-2, Class A6, 7.040%, 06/25/2027	719	667
Series 1999-2, Class A7F, 7.030%, 08/15/2030	189,404	189,864
GSAMP Trust,
Series 2005-WMC2, Class A1B, 3.106%, 11/25/2035 (1 Month LIBOR USD + 0.620%) (3)	1,141,138	1,142,420
IMC Home Equity Loan Trust,
Series 1998-1, Class A6, 7.020%, 06/20/2029 (8)	675	673
J.P. Morgan Alternative Loan Trust:
Series 2005-S1, Class 3A1, 5.500%, 10/25/2020	53,572	54,047
Series 2006-A1, Class 2A1, 4.292%, 03/25/2036 (4)(6)	311,208	288,646
J.P. Morgan Mortgage Acquisition Trust,
Series 2006-CH1, Class A1, 2.616%, 07/25/2036 (1 Month LIBOR USD + 0.130%) (3)	850,840	848,657
MASTR Alternative Loan Trust,
Series 2005-3, Class 4A1, 5.500%, 03/25/2020	4,531	4,552
MortgageIT Trust,
Series 2005-3, Class A1, 3.086%, 08/25/2035 (1 Month LIBOR USD + 0.600%) (3)	4,127,543	4,041,314
New Century Home Equity Loan Trust:
Series 2005-C, Class A1, 2.716%, 12/25/2035 (1 Month LIBOR USD + 0.230%) (3)	1,368,533	1,364,806
Series 2005-C, Class A2C, 2.736%, 12/25/2035 (1 Month LIBOR USD + 0.250%) (3)	180,542	180,490
New Residential Mortgage Loan Trust,
Series 2017-2A, Class A3, 4.000%, 03/25/2057 (2)(4)	3,704,142	3,785,354
Nomura Home Equity Loan, Inc.,
Series 2006-HE2, Class A3, 2.656%, 03/25/2036 (1 Month LIBOR USD + 0.170%) (3)	400,584	400,442
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%, 05/25/2019 (6)	1,757	1,750
RAMP Series Trust,
Series 2005-RS1, Class AI6, 4.713%, 11/25/2034	4,135	4,144
Soundview Home Loan Trust,
Series 2003-2, Class A2, 3.786%, 11/25/2033 (1 Month LIBOR USD + 1.300%) (3)	1,372,067	1,390,295
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC4, Class A1A, 3.156%, 10/25/2035 (1 Month LIBOR USD + 0.670%) (3)	1,497,347	1,491,113
Structured Asset Investment Loan Trust,
Series 2004-9, Class A5, 3.486%, 10/25/2034 (1 Month LIBOR USD + 1.000%) (3)	1,793,909	1,787,247
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 4.373%, 10/25/2043 (4)	3,334,916	3,393,244
Towd Point Mortgage Trust:
Series 2015-5, Class A1B, 2.750%, 05/25/2055 (2)(4)	2,113,217	2,092,615
Series 2016-2, Class A1, 3.000%, 08/25/2055 (2)(4)	2,064,770	2,051,045
Series 2017-1, Class A1, 2.750%, 10/25/2056 (2)(4)	9,603,202	9,495,894
Series 2017-5, Class A1, 3.086%, 02/26/2057 (1 Month LIBOR USD + 0.600%) (2)(3)	5,529,501	5,483,880
Series 2019-1, Class A1, 3.750%, 03/25/2058 (2)(4)	9,773,008	9,923,339
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	17,125	17,081
Series 2004-CB3, Class 3A, 5.500%, 10/25/2019	12,946	12,923
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	9,049	9,063
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	18,211	18,264
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	9,525	9,561
Series 2004-AR3, Class A1, 4.050%, 06/25/2034 (4)	2,392,500	2,436,260
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034	2,371,430	2,527,211
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2004-2, Class A33, 3.486%, 10/25/2034 (1 Month LIBOR USD + 1.000%) (3)	2,644,143	2,637,206
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR10, Class 2A17, 4.796%, 06/25/2035 (4)	3,057,940	3,149,918
Total Non-U.S. Government Agency Issues		73,823,779	2.0%
Total Residential Mortgage-Backed Securities		73,871,033	2.0%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K720, Class A2, 2.716%, 06/25/2022	16,125,000	16,184,517
Series K028, Class A2, 3.111%, 02/25/2023	13,850,000	14,115,153
Series K727, Class A2, 2.946%, 07/25/2024	5,400,000	5,470,430
Series K041, Class A2, 3.171%, 10/25/2024	4,195,000	4,298,009
Series K048, Class A2, 3.284%, 06/25/2025 (4)	8,725,000	8,992,319
Series K050, Class A2, 3.334%, 08/25/2025 (4)	12,375,000	12,797,545
Series K068, Class A2, 3.244%, 08/25/2027	9,354,000	9,589,709
Series K071, Class A2, 3.286%, 11/25/2027	7,075,000	7,271,617
Series K073, Class A2, 3.350%, 01/25/2028	9,100,000	9,391,170
Total U.S. Government Agency Issues		88,110,469	2.4%

Non-U.S. Government Agency Issues
Citigroup Commercial Mortgage Trust:
Series 2013-GC11, Class A4, 3.093%, 04/10/2046	11,100,000	11,221,895
Series 2015-GC27, Class A5, 3.137%, 02/10/2048	11,675,000	11,732,535
COMM Mortgage Trust,
Series 2013-CR11, Class A4, 4.258%, 08/12/2050	10,000,000	10,568,184
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class A5, 3.664%, 07/17/2045	3,373,000	3,476,614
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C7, Class A4, 2.918%, 02/16/2046	9,980,000	10,011,343
Series 2014-C16, Class A4, 3.600%, 06/17/2047	12,975,000	13,363,641
Series 2016-C29, Class ASB, 3.140%, 05/17/2049	5,000,000	5,056,602
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18, Class ASB, 3.244%, 12/17/2047	16,400,000	16,579,797
Series 2015-P2, Class ASB, 3.656%, 12/17/2048	11,675,000	12,041,573
Series 2015-P2, Class A4, 3.809%, 12/17/2048	9,541,144	9,951,594
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.440%, 04/15/2045	8,875,000	9,001,354
Series 2014-C24, Class ASB, 3.324%, 11/18/2047	10,127,000	10,297,406
Series 2013-C12, Class ASB, 2.838%, 03/17/2048	7,182,208	7,179,663
Total Non-U.S. Government Agency Issues		130,482,201	3.6%
Total Commercial Mortgage-Backed Securities		218,592,670	6.0%

Asset Backed Securities
Capital One Multi-Asset Execution Trust,
Series 2017-A4, Class A4, 1.990%, 07/17/2023	20,275,000	20,105,763
Conseco Financial Corp.:
Series 1998-2, Class A5, 6.240%, 12/01/2028	47,934	48,470
Series 1998-7, Class A1, 6.320%, 05/01/2029	1,309,471	1,348,875
Series 1998-3, Class A5, 6.220%, 03/01/2030	149,232	155,119
Series 1998-4, Class A5, 6.180%, 04/01/2030	65,923	68,144
Dell Equipment Finance Trust,
Series 2018-1, Class A3, 3.180%, 06/22/2023 (2)	16,285,000	16,342,748
Ford Credit Auto Owner Trust:
Series 2016-1, Class A, 2.310%, 08/15/2027 (2)	5,633,000	5,587,340
Series 2019-1, Class A, 3.520%, 07/15/2030 (2)	10,825,000	11,033,887
MMAF Equipment Finance LLC,
Series 2017-AA, Class A3, 2.040%, 02/16/2022 (2)	5,862,924	5,829,702
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 12/15/2023	35,301	35,678
PFS Financing Corp.,
Series 2017-D, Class A, 2.400%, 10/17/2022 (2)	14,555,000	14,454,304
SoFi Consumer Loan Program,
Series 2017-3, Class A, 2.770%, 05/26/2026 (2)	2,313,353	2,305,763
Verizon Owner Trust:
Series 2017-3A, Class A1A, 2.060%, 04/20/2022 (2)	12,250,000	12,168,677
Series 2018-1A, Class A1A, 2.820%, 09/20/2022 (2)	4,350,000	4,358,948
World Financial Network Credit Card Master Trust,
Series 2017-C, Class A, 2.310%, 08/15/2024	5,850,000	5,806,963
Total Asset Backed Securities		99,650,381	2.7%
Total Long-Term Investments (Cost $3,560,667,232)		3,589,674,505	98.4%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 2.36% (5)	155,791,917	155,791,917
Total Short-Term Investment (Cost $155,791,917)		155,791,917	4.3%
Total Investments (Cost $3,716,459,149)		3,745,466,422	102.7%
Liabilities in Excess of Other Assets		(99,773,869)	(2.7)%
TOTAL NET ASSETS		$3,645,692,553	100.0%

Notes to Schedule of Investments
(1)	Foreign security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2019, the value of these securities total $710,826,460, which represents 19.50% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2019.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of March 31, 2019.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(8)	Step-up bond; the interest rate shown is the rate in effect as of March 31, 2019.
(9)	Security in default.

Baird Intermediate Bond Fund
Schedule of Investments, March 31, 2019 (Unaudited)
Summary of Fair Value Exposure at March 31, 2019 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds,  credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$1,564,623,722	$–	$1,564,623,722
Other Government Related Securities	–	33,811,498	–	33,811,498
Corporate Bonds	–	1,561,568,840	–	1,561,568,840
Municipal Bonds	–	37,556,361	–	37,556,361
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	–	47,254	–	47,254
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	73,823,779	–	73,823,779
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	88,110,469	–	88,110,469
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	130,482,201	–	130,482,201
Asset Backed Securities	–	99,650,381	–	99,650,381
Total Long-Term Investments	–	3,589,674,505	–	3,589,674,505
Short-Term Investment
Money Market Mutual Fund	155,791,917	–	–	155,791,917
Total Short-Term Investment	155,791,917	–	–	155,791,917
Total Investments	$155,791,917	$3,589,674,505	$–	$3,745,466,422

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.

Baird Aggregate Bond Fund
Schedule of Investments
March 31, 2019 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
1.750%, 03/31/2022	$67,500,000	$66,545,508
1.875%, 03/31/2022	884,025,000	875,115,690
2.500%, 05/15/2024	597,950,000	604,817,085
2.250%, 11/15/2025	623,075,000	620,251,691
2.000%, 11/15/2026	307,225,000	299,748,391
2.250%, 11/15/2027	157,975,000	156,296,515
3.500%, 02/15/2039	373,655,900	423,384,247
2.875%, 05/15/2043	721,225,000	732,296,929
2.500%, 02/15/2045	426,500,000	402,409,412
Total U.S. Treasury Securities		4,180,865,468	22.2%

Other Government Related Securities
CNOOC Finance (2015) Australia Pty Ltd.,
2.625%, 05/05/2020 (1)	14,500,000	14,456,326
CNPC General Capital Ltd.,
2.750%, 05/14/2019 (1)(2)	2,000,000	1,999,845
Comision Federal de Electricidad,
4.875%, 01/15/2024 (1)(2)	2,678,000	2,741,629
Corp Andina de Fomento,
4.375%, 06/15/2022 (1)	6,107,000	6,333,020
Export-Import Bank of Korea,
2.250%, 01/21/2020 (1)	11,000,000	10,960,642
Industrial Bank of Korea,
2.000%, 04/23/2020 (1)(2)	7,000,000	6,946,169
Korea Development Bank,
2.250%, 05/18/2020 (1)	2,000,000	1,988,562
Korea Gas Corp.,
4.250%, 11/02/2020 (1)(2)	2,321,000	2,372,758
Nexen Energy ULC,
6.400%, 05/15/2037 (1)	7,567,000	9,745,350
Petroleos Mexicanos:
8.000%, 05/03/2019 (1)	5,911,000	5,928,733
5.500%, 01/21/2021 (1)	5,600,000	5,695,200
4.875%, 01/24/2022 (1)	4,000,000	4,034,040
4.500%, 01/23/2026 (1)	2,500,000	2,324,500
6.625%, 06/15/2035	893,000	841,653
6.350%, 02/12/2048 (1)	8,500,000	7,494,025
Sinopec Group Overseas Development [2014] Ltd.,
4.375%, 04/10/2024 (1)(2)	1,500,000	1,573,508
Sinopec Group Overseas Development [2015] Ltd.:
2.500%, 04/28/2020 (1)(2)	15,000,000	14,928,422
3.250%, 04/28/2025 (1)(2)	10,000,000	9,922,347
Sinopec Group Overseas Development [2016] Ltd.,
3.500%, 05/03/2026 (1)(2)	13,450,000	13,466,786
Sinopec Group Overseas Development [2017] Ltd:
2.250%, 09/13/2020 (1)(2)	9,125,000	9,030,219
3.000%, 04/12/2022 (1)(2)	15,000,000	14,915,445
Syngenta Finance NV,
4.441%, 04/24/2023 (1)(2)	10,000,000	10,201,887
Total Other Government Related Securities		157,901,066	0.8%

Corporate Bonds
Industrials
Abbott Laboratories:
4.750%, 11/30/2036	33,949,000	38,003,818
4.900%, 11/30/2046	4,700,000	5,435,129
AbbVie, Inc.:
2.500%, 05/14/2020	9,500,000	9,471,966
4.500%, 05/14/2035	9,000,000	8,803,632
4.300%, 05/14/2036	6,000,000	5,691,103
Actavis Funding SCS:
3.850%, 06/15/2024 (1)	12,067,000	12,216,553
3.800%, 03/15/2025 (1)	12,000,000	12,156,431
4.550%, 03/15/2035 (1)	8,000,000	7,834,885
Acuity Brands Lighting, Inc.,
6.000%, 12/15/2019	3,749,000	3,819,275
Allegion US Holding Co., Inc.,
3.200%, 10/01/2024	7,000,000	6,770,699
Amgen, Inc.,
4.400%, 05/01/2045	12,300,000	12,057,311
Anadarko Finance Co.,
7.500%, 05/01/2031 (1)	7,170,000	8,949,347
Analog Devices, Inc.,
3.125%, 12/05/2023	10,000,000	10,071,553
Andeavor Logistics LP / Tesoro Logistics Finance Corp.,
5.250%, 01/15/2025	4,276,000	4,438,802
Anheuser-Busch InBev Worldwide, Inc.:
4.750%, 01/23/2029	4,075,000	4,341,496
4.375%, 04/15/2038	7,000,000	6,718,539
5.450%, 01/23/2039	20,000,000	21,650,272
4.900%, 02/01/2046 (2)	10,000,000	10,043,846
Apple, Inc.,
2.400%, 05/03/2023	2,678,000	2,652,151
ArcelorMittal:
6.250%, 02/25/2022 (1)	19,100,000	20,608,900
6.125%, 06/01/2025 (1)	2,000,000	2,213,140
4.550%, 03/11/2026 (1)	9,000,000	9,197,335
AT&T, Inc.:
3.950%, 01/15/2025	5,000,000	5,102,200
3.400%, 05/15/2025	23,200,000	22,956,776
4.125%, 02/17/2026	7,650,000	7,819,997
5.250%, 03/01/2037	10,000,000	10,477,148
4.900%, 08/15/2037	10,000,000	10,108,773
6.375%, 03/01/2041	11,764,000	13,825,083
4.800%, 06/15/2044	1,375,000	1,349,922
4.750%, 05/15/2046	5,000,000	4,885,931
5.150%, 11/15/2046	10,599,000	10,878,106
5.150%, 02/15/2050	27,500,000	28,093,072
Baxalta, Inc.,
2.875%, 06/23/2020	1,489,000	1,486,886
Bayer US Finance II LLC,
4.250%, 12/15/2025 (2)	13,975,000	14,124,785
Bayer US Finance LLC,
2.375%, 10/08/2019 (2)	10,000,000	9,966,888
Becton Dickinson and Co.:
2.675%, 12/15/2019	4,007,000	3,994,063
3.250%, 11/12/2020	7,000,000	7,028,602
3.363%, 06/06/2024	6,300,000	6,299,973
3.734%, 12/15/2024	4,000,000	4,061,253
4.875%, 05/15/2044	10,815,000	10,695,577
Bell Canada, Inc.,
4.464%, 04/01/2048 (1)	1,225,000	1,268,487
Boardwalk Pipelines LP:
4.950%, 12/15/2024	15,936,000	16,486,348
5.950%, 06/01/2026	22,721,000	24,150,509
4.450%, 07/15/2027	7,000,000	6,826,769
Boral Finance Pty Ltd.,
3.000%, 11/01/2022 (1)(2)	6,000,000	5,882,224
Broadcom Inc.:
3.625%, 10/15/2024 (2)(7)	19,075,000	18,925,834
3.125%, 01/15/2025	12,000,000	11,501,488
Bunge Limited Finance Corp.:
3.500%, 11/24/2020	12,235,000	12,294,126
3.000%, 09/25/2022	15,000,000	14,925,840
3.250%, 08/15/2026	11,550,000	10,369,609
Burlington Northern Santa Fe LLC,
4.150%, 04/01/2045	3,000,000	3,131,220
Campbell Soup Co.:
3.950%, 03/15/2025	10,325,000	10,390,937
4.800%, 03/15/2048	7,000,000	6,522,923
Canadian Natural Resources Ltd.,
6.500%, 02/15/2037 (1)	982,000	1,195,207
Carlisle Cos, Inc.,
3.500%, 12/01/2024	5,000,000	4,995,924
Celgene Corp.:
3.550%, 08/15/2022	6,450,000	6,585,161
3.250%, 02/20/2023	6,175,000	6,226,036
4.000%, 08/15/2023	2,477,000	2,565,894
Celulosa Arauco y Constitucion SA,
3.875%, 11/02/2027 (1)	12,000,000	11,565,000
CF Industries, Inc.:
3.450%, 06/01/2023	21,000,000	20,370,000
5.150%, 03/15/2034	3,000,000	2,850,000
Charter Communications Operating LLC:
4.464%, 07/23/2022	13,773,000	14,249,701
4.908%, 07/23/2025	39,750,000	41,943,315
6.384%, 10/23/2035	5,800,000	6,467,077
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP,
3.486%, 05/01/2020 (3 Month LIBOR USD + 0.750%) (2)(3)	25,000,000	25,055,468
Cigna Corp.:
4.125%, 11/15/2025 (2)	13,000,000	13,454,776
4.800%, 08/15/2038 (2)	5,000,000	5,138,944
CK Hutchison International Ltd.,
2.875%, 04/05/2022 (1)(2)	8,000,000	7,952,383
CNH Industrial Capital LLC,
4.200%, 01/15/2024	2,450,000	2,514,478
Columbia Pipeline Group, Inc.:
3.300%, 06/01/2020	14,575,000	14,635,455
4.500%, 06/01/2025	6,199,000	6,469,903
5.800%, 06/01/2045	4,700,000	5,348,396
Comcast Corp.:
4.250%, 01/15/2033	5,712,000	6,028,749
3.200%, 07/15/2036	6,000,000	5,455,612
3.969%, 11/01/2047	8,622,000	8,318,051
4.950%, 10/15/2058	10,000,000	11,029,990
Conagra Brands, Inc.:
4.950%, 08/15/2020	332,000	340,899
9.750%, 03/01/2021	4,548,000	4,968,750
7.125%, 10/01/2026	6,441,000	7,481,004
7.000%, 10/01/2028	4,300,000	5,027,380
5.300%, 11/01/2038	5,000,000	5,061,233
ConocoPhillips Co.,
3.584%, 05/15/2022 (3 Month LIBOR USD + 0.900%) (3)	8,425,000	8,517,620
Corning, Inc.,
4.375%, 11/15/2057	9,000,000	8,346,332
Cox Communications, Inc.:
3.850%, 02/01/2025 (2)	4,725,000	4,819,256
3.350%, 09/15/2026 (2)	4,450,000	4,336,324
4.800%, 02/01/2035 (2)	14,000,000	13,239,987
8.375%, 03/01/2039 (2)	19,011,000	24,988,825
CSX Corp.,
4.650%, 03/01/2068	9,000,000	8,887,986
CVS Health Corp.:
4.780%, 03/25/2038	33,000,000	32,679,663
5.050%, 03/25/2048	19,300,000	19,442,912
Daimler Finance North America LLC:
1.500%, 07/05/2019 (2)	10,700,000	10,664,309
3.400%, 02/22/2022 (2)	6,550,000	6,607,897
Danone SA,
2.589%, 11/02/2023 (1)(2)	19,600,000	19,179,901
Dell Technologies, Inc.,
4.000%, 07/15/2024 (2)	27,450,000	27,614,365
Deutsche Telekom International Finance BV,
8.750%, 06/15/2030 (1)	1,661,000	2,284,954
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
4.420%, 06/15/2021 (2)	50,575,000	51,887,932
5.450%, 06/15/2023 (2)	10,000,000	10,659,378
Dominion Gas Holdings LLC,
2.800%, 11/15/2020	7,275,000	7,273,722
DowDuPont, Inc.:
4.493%, 11/15/2025	10,000,000	10,651,818
5.319%, 11/15/2038	29,000,000	32,238,678
DXC Technology Co.:
3.576%, 03/01/2021 (3 Month LIBOR USD + 0.950%) (3)	6,153,000	6,153,103
4.250%, 04/15/2024	49,525,000	50,250,790
4.750%, 04/15/2027	21,312,000	21,646,463
Elanco Animal Health, Inc.,
4.272%, 08/28/2023 (2)	10,000,000	10,306,362
Enable Midstream Partners LP,
3.900%, 05/15/2024	5,000,000	4,964,577
Enbridge Energy Partners LP:
7.500%, 04/15/2038	4,500,000	6,057,797
7.375%, 10/15/2045	20,000,000	27,683,424
Energy Transfer Operating LP,
5.800%, 06/15/2038	11,347,000	12,146,163
Energy Transfer Partners LP:
4.150%, 10/01/2020	10,000,000	10,161,053
4.050%, 03/15/2025	26,585,000	26,956,362
6.500%, 02/01/2042	5,621,000	6,244,158
Ensco PLC,
5.200%, 03/15/2025 (1)	4,000,000	3,101,200
Enterprise Products Operating LLC:
3.700%, 02/15/2026	8,350,000	8,563,456
5.750%, 03/01/2035	4,930,000	5,427,841
EQT Midstream Partners LP:
4.750%, 07/15/2023	10,000,000	10,198,847
4.000%, 08/01/2024	3,000,000	2,924,759
4.125%, 12/01/2026	10,000,000	9,277,902
ERAC USA Finance LLC:
2.350%, 10/15/2019 (2)	4,000,000	3,988,357
3.300%, 12/01/2026 (2)	20,225,000	19,670,895
Express Scripts Holding Co.:
3.300%, 02/25/2021	2,350,000	2,365,820
4.750%, 11/15/2021	5,000,000	5,223,039
3.900%, 02/15/2022	10,000,000	10,271,065
3.050%, 11/30/2022	10,000,000	10,003,654
3.000%, 07/15/2023	5,512,000	5,478,277
3.500%, 06/15/2024	9,000,000	9,070,422
FedEx Corp.,
4.950%, 10/17/2048	15,000,000	15,452,682
Ferguson Finance PLC,
4.500%, 10/24/2028 (1)(2)	11,000,000	11,071,675
Fidelity National Information Services, Inc.:
3.625%, 10/15/2020	5,577,000	5,635,617
3.500%, 04/15/2023	12,188,000	12,390,274
3.875%, 06/05/2024	582,000	594,404
4.500%, 08/15/2046	17,040,000	16,116,736
4.750%, 05/15/2048	15,000,000	14,887,146
Fiserv, Inc.:
2.700%, 06/01/2020	10,000,000	9,988,386
3.500%, 10/01/2022	5,410,000	5,479,702
4.200%, 10/01/2028	5,000,000	5,150,306
FMC Corp.,
4.100%, 02/01/2024	45,220,000	46,071,155
Fomento Economico Mexicano SAB de CV:
2.875%, 05/10/2023 (1)	5,000,000	4,876,099
4.375%, 05/10/2043 (1)	1,874,000	1,900,939
Ford Motor Credit Co. LLC:
2.597%, 11/04/2019	10,000,000	9,971,028
3.200%, 01/15/2021	25,000,000	24,641,459
3.336%, 03/18/2021	7,500,000	7,385,757
3.339%, 03/28/2022	5,000,000	4,856,328
2.979%, 08/03/2022	28,000,000	26,760,693
Forest Laboratories, Inc.,
5.000%, 12/15/2021 (2)	24,000,000	24,976,816
Fortive Corp.,
2.350%, 06/15/2021	5,125,000	5,070,388
Fresenius Medical Care US Finance II, Inc.,
4.750%, 10/15/2024 (2)	14,530,000	15,087,940
General Electric Co.:
2.200%, 01/09/2020	1,432,000	1,422,780
5.550%, 05/04/2020	1,585,000	1,626,500
4.650%, 10/17/2021	1,534,000	1,589,780
3.150%, 09/07/2022	11,538,000	11,496,084
3.100%, 01/09/2023	2,850,000	2,832,106
General Motors Financial Co., Inc.:
2.350%, 10/04/2019	6,800,000	6,783,126
2.650%, 04/13/2020	3,500,000	3,485,961
2.450%, 11/06/2020	9,000,000	8,903,343
4.200%, 03/01/2021	30,000,000	30,428,884
4.375%, 09/25/2021	2,675,000	2,731,790
3.450%, 01/14/2022	5,000,000	5,001,031
3.150%, 06/30/2022	6,000,000	5,940,446
5.100%, 01/17/2024	12,000,000	12,498,975
Georgia-Pacific LLC,
2.539%, 11/15/2019 (2)	19,125,000	19,091,813
Gilead Sciences, Inc.,
4.600%, 09/01/2035	4,600,000	4,828,212
Glencore Funding LLC:
4.125%, 05/30/2023 (2)	13,691,000	13,944,968
4.625%, 04/29/2024 (2)	30,620,000	31,586,306
4.000%, 04/16/2025 (2)	4,450,000	4,464,863
4.000%, 03/27/2027 (2)	25,550,000	24,793,730
3.875%, 10/27/2027 (2)	2,000,000	1,909,908
4.875%, 03/12/2029 (2)	11,000,000	11,062,099
Grupo Bimbo SAB de CV:
4.500%, 01/25/2022 (1)(2)	17,505,000	18,023,093
3.875%, 06/27/2024 (1)(2)	18,220,000	18,589,397
4.875%, 06/27/2044 (1)(2)	7,400,000	7,351,009
4.700%, 11/10/2047 (1)(2)	25,000,000	24,187,500
Gulf South Pipeline Co. LP,
4.000%, 06/15/2022	3,633,000	3,656,141
Gulfstream Natural Gas System LLC,
4.600%, 09/15/2025 (2)	5,000,000	5,265,251
Halliburton Co.,
3.800%, 11/15/2025	9,000,000	9,198,460
Harris Corp.:
2.700%, 04/27/2020	4,000,000	3,985,021
3.832%, 04/27/2025	5,000,000	5,123,024
HCA, Inc.,
5.250%, 04/15/2025	21,636,000	23,232,278
Hewlett Packard Enterprise Co.:
2.100%, 10/04/2019 (2)	11,000,000	10,953,402
3.600%, 10/15/2020	10,000,000	10,087,215
4.400%, 10/15/2022	15,150,000	15,848,713
Holcim US Finance Sarl & Cie SCS,
6.000%, 12/30/2019 (1)(2)	1,232,000	1,256,040
Hubbell, Inc.,
3.150%, 08/15/2027	11,700,000	10,988,029
Husky Energy, Inc.,
4.400%, 04/15/2029 (1)	20,000,000	20,246,141
Hutchison Whampoa International Ltd.:
7.625%, 04/09/2019 (1)(2)	8,288,000	8,296,064
5.750%, 09/11/2019 (1)(2)	9,150,000	9,274,111
3.625%, 10/31/2024 (1)(2)	7,850,000	7,996,355
Hyundai Capital America:
2.000%, 07/01/2019 (2)	8,600,000	8,581,096
2.750%, 09/18/2020 (2)	6,000,000	5,953,965
3.000%, 03/18/2021 (2)	15,000,000	14,896,024
3.750%, 07/08/2021 (2)	12,950,000	13,041,176
3.950%, 02/01/2022 (2)	17,222,000	17,468,510
3.100%, 04/05/2022 (2)	21,255,000	21,106,411
Hyundai Capital Services, Inc.,
2.625%, 09/29/2020 (1)(2)	5,150,000	5,102,259
Ingersoll-Rand Luxembourg Finance SA:
2.625%, 05/01/2020 (1)	2,650,000	2,643,592
4.500%, 03/21/2049 (1)	10,000,000	10,264,149
JM Smucker Co.,
3.500%, 03/15/2025	5,000,000	5,012,225
Johnson Controls International PLC:
6.000%, 01/15/2036 (1)	1,168,000	1,350,149
4.500%, 02/15/2047 (1)	4,400,000	4,218,472
4.950%, 07/02/2064 (1)(8)	2,400,000	2,223,378
Kansas City Southern,
4.700%, 05/01/2048	10,075,000	10,535,738
Keysight Technologies, Inc.:
3.300%, 10/30/2019	16,500,000	16,537,182
4.600%, 04/06/2027	32,450,000	33,543,387
Kinder Morgan Energy Partners LP:
4.300%, 05/01/2024	10,000,000	10,446,707
6.950%, 01/15/2038	14,008,000	17,104,083
6.500%, 09/01/2039	5,359,000	6,302,129
7.500%, 11/15/2040	6,617,000	8,406,936
Kinder Morgan, Inc.:
5.000%, 02/15/2021 (2)	4,155,000	4,293,798
5.625%, 11/15/2023 (2)	5,017,000	5,479,126
7.800%, 08/01/2031	14,995,000	19,301,382
7.750%, 01/15/2032	19,102,000	24,932,429
Kraft Heinz Foods Co.:
2.800%, 07/02/2020	4,000,000	3,994,894
3.000%, 06/01/2026	10,000,000	9,321,046
5.000%, 07/15/2035	14,740,000	14,526,425
Laboratory Corp. of America Holdings,
3.200%, 02/01/2022	2,400,000	2,417,412
Lafarge SA,
7.125%, 07/15/2036 (1)	893,000	1,050,009
Lennar Corp.,
4.125%, 01/15/2022	496,000	500,340
Lennox International, Inc.,
3.000%, 11/15/2023	5,930,000	5,816,594
Lockheed Martin Corp.,
3.100%, 01/15/2023	5,000,000	5,055,423
Magellan Midstream Partners LP,
3.200%, 03/15/2025	5,000,000	4,895,871
Marathon Petroleum Corp.:
3.400%, 12/15/2020	10,825,000	10,916,436
3.625%, 09/15/2024	1,600,000	1,614,177
4.750%, 09/15/2044	1,500,000	1,493,323
Martin Marietta Materials, Inc.,
6.250%, 05/01/2037	893,000	1,011,072
Medtronic, Inc.,
3.150%, 03/15/2022	3,975,000	4,038,135
Microchip Technology, Inc.:
3.922%, 06/01/2021 (2)	19,981,000	20,156,352
4.333%, 06/01/2023 (2)	16,455,000	16,788,720
Microsoft Corp.,
3.950%, 08/08/2056	12,000,000	12,515,502
Molex Electronic Technologies LLC:
2.878%, 04/15/2020 (2)	23,093,000	23,053,467
3.900%, 04/15/2025 (2)	3,090,000	3,117,020
Mosaic Co.:
4.250%, 11/15/2023	36,878,000	38,273,428
5.450%, 11/15/2033	2,000,000	2,150,244
4.875%, 11/15/2041	5,000,000	4,813,540
MPLX LP:
4.500%, 07/15/2023	18,255,000	19,137,024
4.875%, 12/01/2024	12,165,000	12,981,043
4.875%, 06/01/2025	12,500,000	13,305,220
4.125%, 03/01/2027	11,700,000	11,773,698
4.500%, 04/15/2038	5,725,000	5,437,912
Mylan NV:
3.150%, 06/15/2021 (1)	5,000,000	4,985,424
3.950%, 06/15/2026 (1)	28,925,000	27,595,294
Mylan, Inc.,
4.550%, 04/15/2028	10,000,000	9,722,017
Newell Brands, Inc.,
3.850%, 04/01/2023	15,000,000	14,832,502
Nutrien Ltd.:
6.500%, 05/15/2019 (1)	5,000,000	5,022,284
3.375%, 03/15/2025 (1)	5,125,000	5,054,275
4.200%, 04/01/2029 (1)	7,000,000	7,208,081
nVent Finance Sarl,
4.550%, 04/15/2028 (1)	15,525,000	15,624,717
ONEOK Partners LP,
5.000%, 09/15/2023	1,200,000	1,275,418
ONEOK, Inc.,
7.500%, 09/01/2023	5,000,000	5,786,901
Orange SA,
9.000%, 03/01/2031 (1)	29,044,000	42,016,023
Pactiv LLC,
7.950%, 12/15/2025	286,000	284,570
Pernod Ricard SA:
4.450%, 01/15/2022 (1)(2)	331,000	343,823
4.250%, 07/15/2022 (1)(2)	20,527,000	21,303,278
Perrigo Finance Unlimited Co.,
4.375%, 03/15/2026 (1)	4,875,000	4,750,401
Pfizer, Inc.,
5.800%, 08/12/2023	3,938,000	4,454,141
Phillips 66:
5.875%, 05/01/2042	6,000,000	7,296,001
4.875%, 11/15/2044	21,130,000	23,145,376
Phillips 66 Partners LP:
3.605%, 02/15/2025	3,000,000	2,994,615
3.550%, 10/01/2026	7,000,000	6,878,083
POSCO,
4.250%, 10/28/2020 (1)(2)	975,000	995,222
Qualcomm, Inc.,
2.250%, 05/20/2020	3,600,000	3,584,821
Regency Energy Partners LP / Regency Energy Finance Corp.,
5.875%, 03/01/2022	8,955,000	9,572,105
RELX Capital, Inc.,
4.000%, 03/18/2029	10,500,000	10,713,505
Republic Services, Inc.,
5.500%, 09/15/2019	7,400,000	7,487,068
Rio Tinto Alcan, Inc.,
5.750%, 06/01/2035 (1)	446,000	536,958
Rockies Express Pipeline LLC,
5.625%, 04/15/2020 (2)	1,785,000	1,822,931
Rockwell Collins, Inc.,
4.350%, 04/15/2047	9,175,000	9,046,434
Sabine Pass Liquefaction LLC:
5.625%, 03/01/2025	17,500,000	19,232,480
5.875%, 06/30/2026	45,000,000	50,052,705
Samarco Mineracao SA,
5.750%, 10/24/2023 (1)(2)(9)	4,463,000	2,956,738
Seagate HDD Cayman,
4.750%, 06/01/2023 (1)	7,500,000	7,584,281
Shell International Finance BV:
3.250%, 05/11/2025 (1)	5,725,000	5,830,273
4.125%, 05/11/2035 (1)	10,000,000	10,649,751
Sherwin-Williams Co.,
4.500%, 06/01/2047	4,000,000	3,936,416
Shire Acquisitions Investments Ireland DAC,
2.875%, 09/23/2023 (1)	26,223,000	25,879,125
SK Telecom Co. Ltd.,
6.625%, 07/20/2027 (1)(2)	1,339,000	1,640,061
Smithfield Foods, Inc.:
2.650%, 10/03/2021 (2)	6,000,000	5,768,591
3.350%, 02/01/2022 (2)	30,802,000	30,132,093
Solvay Finance America LLC:
3.400%, 12/03/2020 (2)	15,088,000	15,160,065
4.450%, 12/03/2025 (2)	43,329,000	45,078,840
Spectra Energy Partners LP,
4.500%, 03/15/2045	7,000,000	7,088,105
Sprint Capital Corp.,
6.900%, 05/01/2019	2,499,000	2,505,248
Stryker Corp.,
2.625%, 03/15/2021	6,225,000	6,206,024
Sunoco Logistics Partners Operations LP:
3.900%, 07/15/2026	12,000,000	11,924,822
5.400%, 10/01/2047	7,425,000	7,415,983
Sysco Corp.,
3.300%, 07/15/2026	11,550,000	11,477,995
TC PipeLines LP:
4.375%, 03/13/2025	31,115,000	31,930,059
3.900%, 05/25/2027	10,327,000	10,212,566
Telecom Italia Capital SA:
7.175%, 06/18/2019 (1)	1,785,000	1,796,763
7.200%, 07/18/2036 (1)	5,475,000	5,559,315
Telefonica Emisiones SAU:
5.462%, 02/16/2021 (1)	8,830,000	9,227,359
4.665%, 03/06/2038 (1)	4,000,000	3,817,831
5.213%, 03/08/2047 (1)	7,225,000	7,325,164
4.895%, 03/06/2048 (1)	12,550,000	12,229,265
5.520%, 03/01/2049 (1)	10,375,000	10,854,412
Teva Pharmaceutical Finance Netherlands III BV:
2.800%, 07/21/2023 (1)	25,000,000	22,303,597
3.150%, 10/01/2026 (1)	15,000,000	12,254,828
Thermo Fisher Scientific, Inc.,
3.000%, 04/15/2023	7,975,000	7,976,508
Time Warner Cable LLC:
6.550%, 05/01/2037	893,000	986,524
6.750%, 06/15/2039	2,767,000	3,086,145
Time Warner, Inc.:
3.600%, 07/15/2025	2,200,000	2,194,483
3.875%, 01/15/2026	7,000,000	7,023,914
2.950%, 07/15/2026	6,250,000	5,915,358
3.800%, 02/15/2027	6,300,000	6,274,371
Timken Co.:
3.875%, 09/01/2024	2,000,000	2,015,393
4.500%, 12/15/2028	6,550,000	6,599,036
Transcontinental Gas Pipe Line Co. LLC:
7.250%, 12/01/2026	3,500,000	4,211,923
4.600%, 03/15/2048	5,150,000	5,245,714
TTX Co.:
3.600%, 01/15/2025 (2)	5,000,000	5,083,274
3.900%, 02/01/2045 (2)	10,250,000	9,964,802
4.600%, 02/01/2049 (2)	8,325,000	9,062,993
Tyson Foods, Inc.,
5.100%, 09/23/2048	10,000,000	10,177,660
Vale Overseas Ltd.:
6.250%, 08/10/2026 (1)	7,000,000	7,609,000
8.250%, 01/17/2034 (1)	8,526,000	10,678,815
6.875%, 11/21/2036 (1)	3,483,000	3,984,552
6.875%, 11/10/2039 (1)	16,643,000	19,097,843
Valero Energy Corp.:
4.000%, 04/01/2029	15,475,000	15,616,196
6.625%, 06/15/2037	2,100,000	2,572,939
Valero Energy Partners LP,
4.375%, 12/15/2026	10,000,000	10,349,679
Verisk Analytics, Inc.,
5.800%, 05/01/2021	8,325,000	8,794,702
Verizon Communications, Inc.:
4.329%, 09/21/2028	3,077,000	3,254,040
4.500%, 08/10/2033	16,325,000	17,255,422
4.272%, 01/15/2036	8,148,000	8,241,258
5.250%, 03/16/2037	28,793,000	32,390,238
4.812%, 03/15/2039	36,839,000	39,462,206
Vodafone Group PLC:
7.875%, 02/15/2030 (1)	3,100,000	3,927,931
5.000%, 05/30/2038 (1)	6,800,000	6,716,189
4.375%, 02/19/2043 (1)	15,554,000	13,935,136
Volkswagen Group of America Finance LLC:
4.000%, 11/12/2021 (2)	8,000,000	8,161,397
4.250%, 11/13/2023 (2)	17,350,000	17,877,680
Vulcan Materials Co.,
4.700%, 03/01/2048	3,446,000	3,184,455
Wabtec Corp.:
4.375%, 08/15/2023	2,678,000	2,712,368
3.450%, 11/15/2026	19,315,000	17,945,742
Walgreens Boots Alliance, Inc.:
3.300%, 11/18/2021	6,383,000	6,455,250
3.800%, 11/18/2024	5,934,000	6,047,827
4.500%, 11/18/2034	4,750,000	4,722,805
4.800%, 11/18/2044	8,520,000	8,165,419
Walt Disney Co.,
6.150%, 03/01/2037 (2)	2,570,000	3,325,791
Walt Disney Co/The:
7.300%, 04/30/2028 (2)	6,350,000	8,281,247
6.750%, 01/09/2038 (2)	5,650,000	7,787,031
Western Gas Partners LP:
4.000%, 07/01/2022	10,463,000	10,611,450
3.950%, 06/01/2025	8,000,000	7,885,781
WestRock MWV LLC:
9.750%, 06/15/2020	143,000	154,371
8.200%, 01/15/2030	7,963,000	10,406,271
Williams Companies, Inc.:
3.700%, 01/15/2023	3,690,000	3,756,543
4.550%, 06/24/2024	5,000,000	5,277,960
Williams Partners LP:
3.600%, 03/15/2022	10,176,000	10,325,081
4.500%, 11/15/2023	7,310,000	7,672,763
6.300%, 04/15/2040	2,767,000	3,234,922
4.850%, 03/01/2048	7,000,000	6,973,758
Woodside Finance Ltd.:
3.650%, 03/05/2025 (1)(2)	12,300,000	12,221,047
4.500%, 03/04/2029 (1)(2)	10,000,000	10,224,073
WRKCo, Inc.,
3.000%, 09/15/2024	10,000,000	9,827,620
Yara International ASA,
3.800%, 06/06/2026 (1)(2)	13,965,000	13,608,810
Zimmer Holdings, Inc.,
3.150%, 04/01/2022	9,500,000	9,526,211
Zoetis, Inc.:
3.450%, 11/13/2020	5,145,000	5,191,864
3.250%, 02/01/2023	34,200,000	34,566,335
4.700%, 02/01/2043	3,568,000	3,789,225
Total Industrials		3,793,962,436	20.2%

Utilities
Ameren Corp.,
2.700%, 11/15/2020	10,000,000	9,955,254
Ausgrid Finance Pty Ltd.,
3.850%, 05/01/2023 (1)(2)	5,000,000	5,109,540
Berkshire Hathaway Energy Co.,
2.400%, 02/01/2020	5,000,000	4,989,539
Duke Energy Corp.,
2.650%, 09/01/2026	10,000,000	9,525,799
Edison International,
2.950%, 03/15/2023	5,000,000	4,642,358
EDP Finance BV,
3.625%, 07/15/2024 (1)(2)	19,175,000	19,031,341
Enel Finance International NV:
2.875%, 05/25/2022 (1)(2)	7,000,000	6,880,785
3.625%, 05/25/2027 (1)(2)	22,790,000	21,809,225
3.500%, 04/06/2028 (1)(2)	8,000,000	7,518,446
6.800%, 09/15/2037 (1)(2)	4,565,000	5,447,607
4.750%, 05/25/2047 (1)(2)	34,392,000	32,796,457
Entergy Corp.,
2.950%, 09/01/2026	13,075,000	12,563,209
Exelon Corp.,
4.950%, 06/15/2035	3,500,000	3,716,195
Mega Advance Investments Ltd.,
5.000%, 05/12/2021 (1)(2)	4,909,000	5,053,624
National Rural Utilities Cooperative Finance Corp.:
2.000%, 01/27/2020	2,000,000	1,993,163
8.000%, 03/01/2032	4,659,000	6,552,971
NiSource, Inc.,
3.950%, 03/30/2048	11,750,000	11,183,597
PSEG Power LLC,
5.125%, 04/15/2020	3,575,000	3,654,166
RGS I&M Funding Corp.,
9.820%, 12/07/2022	713,509	800,659
Southern Co.,
4.250%, 07/01/2036	5,525,000	5,451,107
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (1)(2)	1,785,000	1,831,339
Total Utilities		180,506,381	0.9%

Financials
ABN AMRO Bank NV:
2.450%, 06/04/2020 (1)(2)	9,000,000	8,963,613
7.750%, 05/15/2023 (1)(2)	7,200,000	8,075,066
4.750%, 07/28/2025 (1)(2)	44,316,000	46,037,632
4.800%, 04/18/2026 (1)(2)	9,000,000	9,389,907
AerCap Holdings N.V.,
4.875%, 01/16/2024 (1)	20,000,000	20,796,731
AIA Group Ltd.,
3.200%, 03/11/2025 (1)(2)	6,000,000	5,956,950
American International Group, Inc.:
6.400%, 12/15/2020	10,830,000	11,452,667
4.875%, 06/01/2022	17,698,000	18,723,381
4.125%, 02/15/2024	893,000	920,774
3.875%, 01/15/2035	4,875,000	4,463,713
6.820%, 11/15/2037	1,410,000	1,708,655
8.175%, 05/15/2058 (3 Month LIBOR USD + 4.195%) (3)	893,000	1,073,832
Ameriprise Financial, Inc.,
7.300%, 06/28/2019	1,785,000	1,802,870
AmSouth Bancorporation,
6.750%, 11/01/2025	223,000	259,090
Anthem, Inc.:
5.100%, 01/15/2044	1,584,000	1,730,088
4.375%, 12/01/2047	8,650,000	8,599,648
ANZ New Zealand (Int'l) Ltd.:
2.850%, 08/06/2020 (1)(2)	15,350,000	15,358,848
2.750%, 02/03/2021 (1)(2)	3,000,000	2,988,768
3.400%, 03/19/2024 (1)(2)	2,000,000	2,018,170
Aon PLC:
4.000%, 11/27/2023 (1)	6,150,000	6,388,724
3.875%, 12/15/2025 (1)	9,126,000	9,420,815
4.450%, 05/24/2043 (1)	1,274,000	1,232,203
ASB BK Ltd.,
3.750%, 06/14/2023 (1)(2)	10,000,000	10,235,850
Australia & New Zealand Banking Group Ltd.,
4.500%, 03/19/2024 (1)(2)	44,423,000	45,759,172
Banco Santander SA:
3.500%, 04/11/2022 (1)	13,000,000	13,123,434
5.179%, 11/19/2025 (1)	14,000,000	14,775,523
4.379%, 04/12/2028 (1)	13,400,000	13,549,097
Bank of America Corp.:
2.369%, 07/21/2021 (3 Month LIBOR USD + 0.660%) (3)	29,000,000	28,802,240
3.300%, 01/11/2023	7,000,000	7,088,871
4.125%, 01/22/2024	15,000,000	15,717,499
3.458%, 03/15/2025 (3 Month LIBOR USD + 0.970%) (3)	16,000,000	16,159,251
3.093%, 10/01/2025 (3 Month LIBOR USD + 1.090%) (3)	15,000,000	14,875,663
3.500%, 04/19/2026	9,000,000	9,076,607
3.248%, 10/21/2027	6,000,000	5,874,267
7.750%, 05/14/2038	1,138,000	1,580,074
Bank of Montreal,
3.100%, 04/13/2021 (1)	12,500,000	12,610,808
Bank of Nova Scotia:
2.450%, 09/19/2022 (1)	10,000,000	9,911,140
4.500%, 12/16/2025 (1)	8,500,000	8,837,179
Bank of Tokyo-Mitsubishi UFJ Ltd.:
4.100%, 09/09/2023 (1)(2)	2,911,000	3,031,743
3.750%, 03/10/2024 (1)(2)	2,800,000	2,898,332
Banque Federative du Credit Mutuel SA:
2.700%, 07/20/2022 (1)(2)	5,000,000	4,956,786
3.750%, 07/20/2023 (1)(2)	34,100,000	34,931,136
Barclays Bank PLC,
10.180%, 06/12/2021 (1)(2)	12,770,000	14,455,615
Barclays PLC:
3.250%, 01/12/2021 (1)	12,175,000	12,169,278
3.684%, 01/10/2023 (1)	24,625,000	24,595,666
4.610%, 02/15/2023 (3 Month LIBOR USD + 1.400%) (1)(3)	10,000,000	10,206,259
4.338%, 05/16/2024 (3 Month LIBOR USD + 1.356%) (1)(3)	13,000,000	13,143,866
3.650%, 03/16/2025 (1)	8,100,000	7,897,816
BB&T Corp.,
2.625%, 06/29/2020	5,000,000	4,995,292
Berkshire Hathaway, Inc.,
2.750%, 03/15/2023	14,675,000	14,762,585
BNP Paribas SA:
2.375%, 05/21/2020 (1)	10,000,000	9,966,639
3.500%, 03/01/2023 (1)(2)	8,570,000	8,570,719
3.375%, 01/09/2025 (1)(2)	8,350,000	8,181,222
BNZ International Funding Ltd.:
2.400%, 02/21/2020 (1)(2)	7,000,000	6,975,130
2.750%, 03/02/2021 (1)(2)	14,000,000	13,937,685
2.650%, 11/03/2022 (1)(2)	20,350,000	20,024,991
3.375%, 03/01/2023 (1)(2)	20,000,000	20,183,818
BPCE SA:
2.500%, 07/15/2019 (1)	7,925,000	7,918,739
5.700%, 10/22/2023 (1)(2)	21,395,000	22,797,485
4.000%, 04/15/2024 (1)	2,500,000	2,572,135
5.150%, 07/21/2024 (1)(2)	38,285,000	39,952,233
4.500%, 03/15/2025 (1)(2)	21,000,000	21,116,341
Brown & Brown, Inc.,
4.500%, 03/15/2029	23,825,000	24,079,496
Canadian Imperial Bank of Commerce,
3.100%, 04/02/2024 (1)	37,175,000	37,068,045
Capital One Financial Corp.:
3.050%, 03/09/2022	4,000,000	4,020,612
3.200%, 01/30/2023	6,550,000	6,558,414
3.900%, 01/29/2024	4,550,000	4,651,492
Capital One NA:
2.400%, 09/05/2019	12,000,000	11,976,393
1.850%, 09/13/2019	5,000,000	4,977,374
3.375%, 02/15/2023	41,962,000	41,927,848
Citigroup, Inc.:
2.350%, 08/02/2021	9,000,000	8,894,696
2.750%, 04/25/2022	8,675,000	8,638,478
3.142%, 01/24/2023 (3 Month LIBOR USD + 0.722%) (3)	12,200,000	12,242,141
2.876%, 07/24/2023 (3 Month LIBOR USD + 0.950%) (3)	20,350,000	20,220,201
4.056%, 09/01/2023 (3 Month LIBOR USD + 1.430%) (3)	7,000,000	7,116,366
4.044%, 06/01/2024 (3 Month LIBOR USD + 1.023%) (3)	22,000,000	22,733,214
3.750%, 06/16/2024	1,000,000	1,035,257
3.700%, 01/12/2026	4,500,000	4,571,197
3.887%, 01/10/2028 (3 Month LIBOR USD + 1.563%) (3)	7,600,000	7,717,681
Citizens Bank NA:
2.450%, 12/04/2019	19,300,000	19,253,323
2.250%, 03/02/2020	4,750,000	4,727,865
CNA Financial Corp.:
5.750%, 08/15/2021	7,199,000	7,654,771
7.250%, 11/15/2023	4,000,000	4,582,340
4.500%, 03/01/2026	14,000,000	14,585,022
3.450%, 08/15/2027	9,550,000	9,321,804
Comerica Bank:
2.500%, 06/02/2020	29,000,000	28,876,621
4.000%, 07/27/2025	10,000,000	10,318,774
Commonwealth Bank of Australia,
4.500%, 12/09/2025 (1)(2)	10,000,000	10,258,719
Compass Bank:
2.750%, 09/29/2019	31,216,000	31,186,387
2.875%, 06/29/2022	8,000,000	7,916,383
3.875%, 04/10/2025	24,985,000	24,737,350
Cooperatieve Rabobank UA:
4.625%, 12/01/2023 (1)	14,630,000	15,282,253
4.375%, 08/04/2025 (1)	20,397,000	21,025,499
3.750%, 07/21/2026 (1)	12,000,000	11,812,063
Credit Agricole SA:
3.375%, 01/10/2022 (1)(2)	10,180,000	10,242,017
3.750%, 04/24/2023 (1)(2)	5,000,000	5,054,915
4.375%, 03/17/2025 (1)(2)	4,204,000	4,276,712
4.000%, 01/10/2033 (5 Year Swap Rate USD + 1.644%) (1)(2)(3)	8,000,000	7,720,971
Credit Suisse AG:
5.300%, 08/13/2019 (1)	1,406,000	1,418,634
5.400%, 01/14/2020 (1)	5,000,000	5,090,251
3.625%, 09/09/2024 (1)	4,325,000	4,398,755
Credit Suisse Group AG:
3.574%, 01/09/2023 (1)(2)	17,000,000	17,058,377
4.207%, 06/12/2024 (3 Month LIBOR USD + 1.240%) (1)(2)(3)	8,325,000	8,527,992
4.282%, 01/09/2028 (1)(2)	8,900,000	9,002,242
3.869%, 01/12/2029 (3 Month LIBOR USD + 1.410%) (1)(2)(3)	11,000,000	10,781,874
Credit Suisse Group Funding Guernsey Ltd.:
3.800%, 06/09/2023 (1)	14,550,000	14,776,634
4.550%, 04/17/2026 (1)	2,000,000	2,088,959
Credit Suisse USA, Inc.,
7.125%, 07/15/2032	5,063,000	6,799,649
Daiwa Securities Group, Inc.,
3.129%, 04/19/2022 (1)(2)	12,000,000	11,950,843
Deutsche Bank AG:
2.700%, 07/13/2020 (1)	5,300,000	5,244,828
2.950%, 08/20/2020 (1)	575,000	569,048
3.125%, 01/13/2021 (1)	1,625,000	1,604,805
3.150%, 01/22/2021 (1)	3,000,000	2,954,883
4.250%, 10/14/2021 (1)	36,125,000	36,287,182
5.000%, 02/14/2022 (1)	10,000,000	10,221,687
3.300%, 11/16/2022 (1)	22,175,000	21,471,875
3.700%, 05/30/2024 (1)	10,000,000	9,598,644
Discover Bank:
3.350%, 02/06/2023	8,600,000	8,646,477
4.200%, 08/08/2023	20,000,000	20,793,055
3.450%, 07/27/2026	12,000,000	11,621,349
Discover Financial Services:
3.950%, 11/06/2024	10,000,000	10,182,517
4.100%, 02/09/2027	9,150,000	9,144,830
Fifth Third Bancorp,
2.875%, 07/27/2020	6,000,000	6,009,360
First Horizon National Corp.,
3.500%, 12/15/2020	29,078,000	29,229,056
First Tennessee Bank NA,
2.950%, 12/01/2019	5,612,000	5,608,150
FirstMerit Bank NA,
4.270%, 11/25/2026	4,600,000	4,661,316
Five Corners Funding Trust,
4.419%, 11/15/2023 (2)	7,500,000	7,917,717
FMR LLC,
4.950%, 02/01/2033 (2)	1,750,000	1,988,158
GE Capital International Funding Co. Unlimited Co.,
2.342%, 11/15/2020 (1)	12,638,000	12,481,413
Goldman Sachs Group, Inc.:
2.550%, 10/23/2019	2,700,000	2,695,979
2.350%, 11/15/2021	6,175,000	6,079,731
3.000%, 04/26/2022	20,000,000	19,956,622
2.908%, 06/05/2023 (3 Month LIBOR USD + 1.053%) (3)	12,000,000	11,861,349
2.905%, 07/24/2023 (3 Month LIBOR USD + 0.990%) (3)	8,000,000	7,910,691
4.229%, 11/29/2023 (3 Month LIBOR USD + 1.600%) (3)	5,000,000	5,112,850
3.850%, 07/08/2024	3,000,000	3,058,257
3.500%, 01/23/2025	3,000,000	2,993,059
3.750%, 05/22/2025	5,000,000	5,050,798
3.272%, 09/29/2025 (3 Month LIBOR USD + 1.201%) (3)	15,000,000	14,807,290
4.515%, 10/28/2027 (3 Month LIBOR USD + 1.750%) (3)	10,000,000	10,099,341
3.691%, 06/05/2028 (3 Month LIBOR USD + 1.510%) (3)	6,775,000	6,710,320
4.223%, 05/01/2029 (3 Month LIBOR USD + 1.301%) (3)	10,000,000	10,219,995
6.345%, 02/15/2034	1,053,000	1,268,062
Guardian Life Global Funding,
3.400%, 04/25/2023 (2)	6,950,000	7,096,416
Guardian Life Insurance Co. of America:
4.875%, 06/19/2064 (2)	2,000,000	2,131,823
4.850%, 01/24/2077 (2)	22,227,000	23,343,363
Harborwalk Funding Trust,
5.077%, 02/15/2069 (3 Month LIBOR USD + 3.191%) (2)(3)	23,170,000	24,329,427
Hartford Financial Services Group, Inc.,
5.125%, 04/15/2022	1,538,000	1,640,985
Highmark, Inc.,
4.750%, 05/15/2021 (2)	4,378,000	4,480,769
HSBC Bank PLC,
7.650%, 05/01/2025 (1)	2,525,000	2,984,937
HSBC Bank USA NA,
7.000%, 01/15/2039	4,200,000	5,619,880
HSBC Holdings PLC:
2.650%, 01/05/2022 (1)	4,000,000	3,964,082
3.262%, 03/13/2023 (3 Month LIBOR USD + 1.055%) (1)(3)	15,600,000	15,638,143
3.600%, 05/25/2023 (1)	2,275,000	2,314,866
3.950%, 05/18/2024 (3 Month LIBOR USD + 0.987%) (1)(3)	6,000,000	6,118,990
3.803%, 03/11/2025 (3 Month LIBOR USD + 1.211%) (1)(3)	26,550,000	26,913,302
4.292%, 09/12/2026 (3 Month LIBOR USD + 1.348%) (1)(3)	7,450,000	7,682,697
4.375%, 11/23/2026 (1)	10,000,000	10,243,324
HSBC USA, Inc.:
2.350%, 03/05/2020	3,000,000	2,991,223
5.000%, 09/27/2020	3,716,000	3,823,006
9.125%, 05/15/2021	625,000	699,008
Huntington Bancshares, Inc.:
3.150%, 03/14/2021	7,600,000	7,663,182
2.300%, 01/14/2022	26,450,000	26,051,059
ING Bank NV:
2.500%, 10/01/2019 (1)(2)	3,500,000	3,495,198
2.450%, 03/16/2020 (1)(2)	9,225,000	9,198,644
5.800%, 09/25/2023 (1)(2)	47,525,000	51,238,571
Invesco Finance PLC:
3.125%, 11/30/2022 (1)	5,902,000	5,902,663
3.750%, 01/15/2026 (1)	4,900,000	4,952,584
Jackson National Life Global Funding,
3.250%, 01/30/2024 (2)	23,475,000	23,595,605
Jefferies Group LLC:
6.875%, 04/15/2021	3,570,000	3,814,613
6.250%, 01/15/2036	1,390,000	1,439,632
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.:
4.850%, 01/15/2027	4,600,000	4,623,384
4.150%, 01/23/2030	10,000,000	9,155,303
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (2)	13,339,000	15,528,205
JPMorgan Chase & Co.:
4.250%, 10/15/2020	886,000	906,026
2.550%, 03/01/2021	7,000,000	6,976,788
2.295%, 08/15/2021	18,000,000	17,791,167
4.009%, 10/24/2023 (3 Month LIBOR USD + 1.230%) (3)	15,000,000	15,225,600
3.559%, 04/23/2024 (3 Month LIBOR USD + 0.730%) (3)	15,000,000	15,255,917
3.125%, 01/23/2025	14,000,000	14,010,380
5.600%, 07/15/2041	4,106,000	4,979,929
KEB Hana Bank,
1.750%, 10/18/2019 (1)(2)	20,000,000	19,893,240
KeyBank NA:
2.250%, 03/16/2020	5,000,000	4,977,648
3.400%, 05/20/2026	18,965,000	18,794,575
Kookmin Bank,
1.625%, 08/01/2019 (1)(2)	7,000,000	6,974,800
Liberty Mutual Group, Inc.:
4.250%, 06/15/2023 (2)	591,000	612,341
4.569%, 02/01/2029 (2)	2,087,000	2,170,466
10.750%, 06/15/2088 (3 Month LIBOR USD + 7.120%) (2)(3)	2,231,000	3,257,260
Liberty Mutual Insurance Co.,
7.697%, 10/15/2097 (2)	465,000	625,940
Lincoln National Corp.,
4.801%, 04/20/2067 (3 Month LIBOR USD + 2.040%) (3)	1,004,000	823,280
Lloyds Bank PLC,
5.800%, 01/13/2020 (1)(2)	1,428,000	1,460,882
Lloyds Banking Group PLC:
2.907%, 11/07/2023 (3 Month LIBOR USD + 0.810%) (1)(3)	18,669,000	18,211,723
3.574%, 11/07/2028 (3 Month LIBOR USD + 1.205%) (1)(3)	10,000,000	9,602,537
Macquarie Bank Ltd.:
2.400%, 01/21/2020 (1)(2)	17,000,000	16,948,541
4.875%, 06/10/2025 (1)(2)	17,600,000	18,178,701
Macquarie Group Ltd.:
7.625%, 08/13/2019 (1)(2)	3,944,000	4,011,927
3.189%, 11/28/2023 (3 Month LIBOR USD + 1.023%) (1)(2)(3)	28,122,000	27,857,794
4.150%, 03/27/2024 (3 Month LIBOR USD + 1.330%) (1)(2)(3)	24,000,000	24,423,373
Manufacturers & Traders Trust Co.,
2.100%, 02/06/2020	10,850,000	10,797,340
Manulife Financial Corp.:
4.150%, 03/04/2026 (1)	10,000,000	10,521,105
5.375%, 03/04/2046 (1)	5,150,000	6,075,249
Marsh & McLennan Companies, Inc.:
5.875%, 08/01/2033	4,700,000	5,667,645
4.350%, 01/30/2047	3,450,000	3,496,534
Massachusetts Mutual Life Insurance Co.:
8.875%, 06/01/2039 (2)	8,124,000	12,771,206
4.500%, 04/15/2065 (2)	3,000,000	2,963,518
4.900%, 04/01/2077 (2)	11,175,000	11,820,879
MBIA Insurance Corp.,
13.857%, 01/15/2033 (3 Month LIBOR USD + 11.260%) (2)(3)(9)	714,000	467,670
MetLife, Inc.:
6.500%, 12/15/2032	466,000	606,187
4.875%, 11/13/2043	3,375,000	3,756,856
4.050%, 03/01/2045	12,375,000	12,362,019
Mitsubishi UFJ Financial Group, Inc.:
2.950%, 03/01/2021 (1)	8,738,000	8,752,949
2.190%, 09/13/2021 (1)	12,400,000	12,181,862
2.665%, 07/25/2022 (1)	9,000,000	8,924,084
3.455%, 03/02/2023 (1)	10,650,000	10,795,797
Mizuho Financial Group, Inc.:
2.632%, 04/12/2021 (1)(2)	13,000,000	12,922,370
2.953%, 02/28/2022 (1)	12,575,000	12,553,469
2.601%, 09/11/2022 (1)	13,000,000	12,832,725
3.922%, 09/11/2024 (3 Month LIBOR USD + 1.000%) (1)(3)	5,000,000	5,145,503
Morgan Stanley:
7.300%, 05/13/2019	15,110,000	15,187,817
5.625%, 09/23/2019	1,941,000	1,966,276
2.650%, 01/27/2020	4,200,000	4,195,300
2.800%, 06/16/2020	5,000,000	5,003,859
2.500%, 04/21/2021	8,000,000	7,947,971
2.750%, 05/19/2022	20,000,000	19,879,112
4.179%, 10/24/2023 (3 Month LIBOR USD + 1.400%) (3)	8,000,000	8,124,394
3.737%, 04/24/2024 (3 Month LIBOR USD + 0.847%) (3)	6,455,000	6,583,607
3.875%, 04/29/2024	1,650,000	1,697,073
3.700%, 10/23/2024	4,000,000	4,070,228
3.591%, 07/22/2028 (3 Month LIBOR USD + 1.340%) (3)	12,000,000	11,909,289
3.772%, 01/24/2029 (3 Month LIBOR USD + 1.140%) (3)	1,000,000	1,003,637
National Australia Bank Ltd.,
2.500%, 07/12/2026 (1)	7,875,000	7,475,035
Nationwide Building Society:
3.766%, 03/08/2024 (3 Month LIBOR USD + 1.064%) (1)(2)(3)	20,000,000	19,914,365
4.000%, 09/14/2026 (1)(2)	30,507,000	29,298,092
4.302%, 03/08/2029 (3 Month LIBOR USD + 1.452%) (1)(2)(3)	20,000,000	20,289,075
4.125%, 10/18/2032 (5 Year Mid Swap Rate USD + 1.849%) (1)(2)(3)	7,000,000	6,516,323
Nationwide Financial Services, Inc.,
5.375%, 03/25/2021 (2)	16,905,000	17,580,955
New York Life Insurance Co.,
6.750%, 11/15/2039 (2)	12,026,000	16,484,260
Nomura Holdings, Inc.,
6.700%, 03/04/2020 (1)	1,667,000	1,724,033
Nordea Bank AB,
4.250%, 09/21/2022 (1)(2)	15,793,000	16,167,215
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (2)	12,295,000	12,466,531
People's United Bank NA,
4.000%, 07/15/2024	11,400,000	11,512,000
PNC Bank NA,
4.200%, 11/01/2025	2,678,000	2,845,845
Pricoa Global Funding I,
2.550%, 11/24/2020 (2)	14,000,000	13,940,234
Principal Financial Group, Inc.:
3.300%, 09/15/2022	1,860,000	1,873,200
3.125%, 05/15/2023	4,667,000	4,683,256
3.400%, 05/15/2025	16,000,000	16,070,672
4.300%, 11/15/2046	2,325,000	2,306,079
Principal Life Global Funding II:
2.200%, 04/08/2020 (2)	4,000,000	3,976,029
3.000%, 04/18/2026 (2)	13,400,000	13,228,356
Protective Life Corp.:
7.375%, 10/15/2019	7,096,000	7,261,615
4.300%, 09/30/2028 (2)	10,000,000	10,239,017
8.450%, 10/15/2039	2,650,000	3,779,212
Protective Life Global Funding,
2.700%, 11/25/2020 (2)	8,000,000	7,986,317
Prudential Financial, Inc.:
3.878%, 03/27/2028	11,000,000	11,544,684
6.625%, 12/01/2037	5,000,000	6,489,694
3.935%, 12/07/2049	11,426,000	11,025,999
RBC USA Holdco Corp.,
5.250%, 09/15/2020	2,025,000	2,090,781
Regions Financial Corp.:
3.200%, 02/08/2021	25,000,000	25,189,797
2.750%, 08/14/2022	8,800,000	8,731,300
Reliance Standard Life Global Funding II:
2.500%, 01/15/2020 (2)	6,940,000	6,909,679
2.375%, 05/04/2020 (2)	30,000,000	29,809,207
Royal Bank of Canada,
4.650%, 01/27/2026 (1)	7,773,000	8,240,670
Royal Bank of Scotland Group PLC:
3.498%, 05/15/2023 (3 Month LIBOR USD + 1.480%) (1)(3)	10,000,000	9,928,967
3.875%, 09/12/2023 (1)	10,000,000	10,041,447
4.269%, 03/22/2025 (3 Month LIBOR USD + 1.762%) (1)(3)	19,275,000	19,479,979
4.892%, 05/18/2029 (3 Month LIBOR USD + 1.754%) (1)(3)	10,000,000	10,382,074
5.076%, 01/27/2030 (3 Month LIBOR USD + 1.905%) (1)(3)	7,000,000	7,369,140
Santander Holdings USA, Inc.,
2.650%, 04/17/2020	2,000,000	1,993,048
Santander UK Group Holdings PLC:
2.875%, 10/16/2020 (1)	4,866,000	4,853,942
3.125%, 01/08/2021 (1)	2,600,000	2,598,700
3.571%, 01/10/2023 (1)	5,000,000	4,989,884
4.796%, 11/15/2024 (3 Month LIBOR USD + 1.570%) (1)(3)	5,050,000	5,199,531
3.823%, 11/03/2028 (3 Month LIBOR USD + 1.400%) (1)(3)	6,000,000	5,816,258
Santander UK PLC,
5.000%, 11/07/2023 (1)(2)	15,880,000	16,260,580
Skandinaviska Enskilda Banken AB,
2.450%, 05/27/2020 (1)(2)	15,000,000	14,931,600
SMBC Aviation Capital Finance DAC,
3.000%, 07/15/2022 (1)(2)	8,000,000	7,902,967
Societe Generale SA:
2.500%, 04/08/2021 (1)(2)	10,225,000	10,122,771
3.250%, 01/12/2022 (1)(2)	8,000,000	7,999,144
4.250%, 09/14/2023 (1)(2)	8,000,000	8,204,817
5.000%, 01/17/2024 (1)(2)	20,000,000	20,870,436
3.875%, 03/28/2024 (1)	15,300,000	15,348,879
4.250%, 04/14/2025 (1)(2)	21,032,000	21,181,029
Sovran Investment Corp.,
3.500%, 07/01/2026	6,819,000	6,571,689
Standard Chartered PLC:
2.100%, 08/19/2019 (1)(2)	14,000,000	13,954,602
2.250%, 04/17/2020 (1)(2)	8,000,000	7,928,360
3.050%, 01/15/2021 (1)(2)	4,500,000	4,482,639
4.247%, 01/20/2023 (3 Month LIBOR USD + 1.150%) (1)(2)(3)	10,000,000	10,158,790
3.885%, 03/15/2024 (3 Month LIBOR USD + 1.080%) (1)(2)(3)	26,557,000	26,645,590
5.700%, 03/26/2044 (1)(2)	6,000,000	6,516,701
Stifel Financial Corp.,
4.250%, 07/18/2024	7,850,000	8,079,595
Sumitomo Mitsui Banking Corp.:
2.450%, 01/16/2020 (1)	20,500,000	20,447,571
3.950%, 07/19/2023 (1)	1,850,000	1,922,116
Sumitomo Mitsui Financial Group, Inc.:
2.934%, 03/09/2021 (1)	5,950,000	5,958,048
2.442%, 10/19/2021 (1)	15,775,000	15,591,896
2.784%, 07/12/2022 (1)	10,000,000	9,948,438
3.102%, 01/17/2023 (1)	12,000,000	12,039,558
SunTrust Banks, Inc.:
2.900%, 03/03/2021	14,150,000	14,185,186
2.700%, 01/27/2022	12,800,000	12,758,947
3.300%, 05/15/2026	3,925,000	3,891,255
Svenska Handelsbanken AB,
2.400%, 10/01/2020 (1)	5,200,000	5,180,617
Swedbank AB,
2.200%, 03/04/2020 (1)(2)	6,468,000	6,416,334
Synchrony Financial:
3.000%, 08/15/2019	2,000,000	2,000,412
3.750%, 08/15/2021	10,225,000	10,334,666
4.375%, 03/19/2024	1,538,000	1,557,831
4.250%, 08/15/2024	26,864,000	27,025,993
4.500%, 07/23/2025	23,127,000	23,214,363
3.950%, 12/01/2027	7,000,000	6,596,377
TD Ameritrade Holding Corp.:
2.950%, 04/01/2022	4,625,000	4,665,599
3.625%, 04/01/2025	7,000,000	7,192,662
Torchmark Corp.:
3.800%, 09/15/2022	12,475,000	12,704,214
4.550%, 09/15/2028	5,000,000	5,278,633
Trinity Acquisition PLC:
4.400%, 03/15/2026 (1)	27,305,000	28,330,965
6.125%, 08/15/2043 (1)	15,671,000	17,990,660
UBS AG,
3.476%, 06/01/2020 (3 Month LIBOR USD + 0.850%) (1)(3)	4,710,000	4,740,881
UBS Group Funding Switzerland AG:
2.650%, 02/01/2022 (1)(2)	14,150,000	14,023,164
3.491%, 05/23/2023 (1)(2)	14,825,000	14,895,770
2.859%, 08/15/2023 (3 Month LIBOR USD + 0.954%) (1)(2)(3)	38,550,000	37,979,319
4.253%, 03/23/2028 (1)(2)	17,150,000	17,834,920
Voya Financial, Inc.:
3.125%, 07/15/2024	21,875,000	21,602,734
3.650%, 06/15/2026	5,800,000	5,757,528
WEA Finance LLC / Westfield UK & Europe Finance PLC:
2.700%, 09/17/2019 (2)	5,985,000	5,981,273
3.250%, 10/05/2020 (2)	8,000,000	8,049,974
Wells Fargo & Co.:
2.500%, 03/04/2021	5,000,000	4,975,762
3.069%, 01/24/2023	10,000,000	10,013,251
3.974%, 10/31/2023 (3 Month LIBOR USD + 1.230%) (3)	5,000,000	5,080,089
3.000%, 02/19/2025	5,000,000	4,942,717
3.000%, 04/22/2026	8,000,000	7,816,710
3.900%, 05/01/2045	5,000,000	4,960,966
Wells Fargo Bank NA,
5.850%, 02/01/2037	10,000,000	12,080,081
Westpac Banking Corp.,
4.322%, 11/23/2031 (5 Year Mid Swap Rate USD + 2.236%) (1)(3)	8,350,000	8,275,747
Willis North America, Inc.:
7.000%, 09/29/2019	5,463,000	5,564,617
3.600%, 05/15/2024	9,000,000	9,057,392
5.050%, 09/15/2048	10,200,000	10,613,374
Willis Towers Watson PLC,
5.750%, 03/15/2021 (1)	13,879,000	14,532,358
Total Financials		3,595,900,832	19.1%
Total Corporate Bonds		7,570,369,649	40.2%

Municipal Bonds
Atlanta Independent School System,
5.557%, 03/01/2026	4,465,000	5,175,069
California Housing Finance Agency:
3.656%, 02/01/2029	19,650,000	19,984,050
2.794%, 08/01/2036 (Callable 08/01/2025)	9,255,000	9,074,898
California Qualified School Bond Joint Powers Authority,
7.155%, 03/01/2027	6,695,000	7,994,566
City of Berwyn IL,
5.790%, 12/01/2022	8,835,000	8,849,843
City of Vernon CA,
4.500%, 08/01/2022	7,265,000	7,643,216
County of Cuyahoga OH,
9.125%, 10/01/2023	895,000	1,011,117
Eaton Community City School District,
5.390%, 08/25/2027	2,305,000	2,341,857
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 04/29/2019)	3,290,000	3,336,192
Kentucky Housing Corp.,
3.500%, 01/01/2040	4,340,000	4,347,638
Louisiana Housing Corp.,
2.100%, 12/01/2038	4,027,047	3,815,023
Maryland Community Development Administration Housing Revenue,
3.160%, 09/01/2041	13,110,000	12,997,516
New Hampshire Housing Finance Authority:
3.050%, 01/01/2021	750,000	754,943
3.750%, 07/01/2034 (Callable 07/01/2023)	1,005,000	1,010,839
4.000%, 07/01/2036	5,420,000	5,483,414
North Carolina Housing Finance Agency,
2.812%, 07/01/2035 (Callable 01/01/2024)	2,420,000	2,375,157
North Texas Tollway Authority,
8.910%, 02/01/2030	18,785,000	19,667,707
State Public School Building Authority,
5.000%, 09/15/2027	4,458,000	4,927,517
Three Rivers Local School District,
5.209%, 09/15/2027 (Callable 12/01/2020)	2,365,000	2,455,059
West Contra Costa Unified School District,
6.250%, 08/01/2030	1,785,000	2,301,686
Westlake City School District,
5.227%, 12/01/2026 (Callable 12/01/2020)	3,570,000	3,726,973
Total Municipal Bonds		129,274,280	0.7%

Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 1989-37, Class G, 8.000%, 07/25/2019	797	800
Series 1989-94, Class G, 7.500%, 12/25/2019	1,659	1,668
Series 1990-58, Class J, 7.000%, 05/25/2020	234	239
Series 1990-76, Class G, 7.000%, 07/25/2020	2,674	2,703
Series 1990-105, Class J, 6.500%, 09/25/2020	2,298	2,332
Series 1990-108, Class G, 7.000%, 09/25/2020	698	708
Series 1991-1, Class G, 7.000%, 01/25/2021	1,096	1,115
Series 1991-86, Class Z, 6.500%, 07/25/2021	4,057	4,172
Series 1993-58, Class H, 5.500%, 04/25/2023	51,431	53,007
Series 1998-66, Class C, 6.000%, 12/25/2028	37,719	39,646
Federal Gold Loan Mortgage Corp. (FGLMC):
6.000%, 06/01/2020	6,936	6,977
3.500%, 11/01/2025	2,369,762	2,426,627
3.000%, 12/01/2026	866,478	877,876
2.500%, 04/01/2028	2,669,206	2,668,665
6.500%, 06/01/2029	115,169	127,519
3.000%, 04/01/2031	7,866,960	7,956,165
3.000%, 02/01/2032	71,743,681	72,580,447
3.500%, 05/01/2032	20,087,598	20,671,701
3.000%, 07/01/2032	17,283,910	17,485,765
3.500%, 07/01/2032	25,014,642	25,742,122
5.000%, 08/01/2033	4,906,877	5,287,721
3.500%, 01/01/2034	20,163,802	20,749,911
5.000%, 09/01/2035	10,338,478	11,142,599
5.500%, 01/01/2036	168,958	185,545
5.000%, 03/01/2036	4,397,270	4,739,293
6.000%, 12/01/2036	152,244	167,756
5.000%, 02/01/2038	2,418,598	2,606,563
5.500%, 05/01/2038	513,178	560,491
5.500%, 01/01/2039	10,777,062	11,841,801
4.500%, 11/01/2039	3,950,472	4,182,888
4.500%, 11/01/2039	4,565,619	4,834,051
4.500%, 12/01/2039	24,014,076	25,430,239
5.000%, 03/01/2040	951,378	1,027,752
4.500%, 08/01/2040	854,818	905,216
4.500%, 09/01/2040	3,192,118	3,380,330
4.000%, 01/01/2041	15,952,314	16,557,711
4.000%, 01/01/2041	31,238,620	32,424,601
4.500%, 03/01/2041	2,382,010	2,522,447
3.500%, 10/01/2041	9,920,492	10,139,158
4.000%, 03/01/2042	7,223,706	7,506,974
3.500%, 06/01/2042	5,026,423	5,137,245
3.500%, 07/01/2042	13,437,304	13,733,580
3.000%, 08/01/2042	17,605,809	17,615,473
3.000%, 10/01/2042	6,792,996	6,796,725
3.000%, 11/01/2042	37,029,735	37,050,059
3.500%, 12/01/2042	14,330,059	14,645,936
3.000%, 01/01/2043	28,155,919	28,171,208
3.000%, 01/01/2043	13,316,269	13,283,995
3.500%, 01/01/2043	21,976,440	22,460,953
3.000%, 02/01/2043	3,714,792	3,716,831
3.000%, 04/01/2043	16,228,003	16,236,902
3.000%, 04/01/2043	5,853,303	5,856,512
3.000%, 04/01/2043	9,315,560	9,320,674
3.500%, 04/01/2043	65,322,540	66,701,986
4.000%, 04/01/2043	20,270,693	21,297,140
3.500%, 05/01/2043	13,573,018	13,872,161
3.000%, 06/01/2043	19,175,754	19,171,437
3.000%, 08/01/2043	5,966,418	5,969,694
3.500%, 11/01/2043	10,413,036	10,642,495
3.500%, 01/01/2044	11,740,382	11,999,125
3.500%, 02/01/2044	41,866,191	42,790,541
4.000%, 03/01/2044	6,457,329	6,687,819
3.500%, 05/01/2044	42,808,550	43,801,416
4.000%, 05/01/2044	23,319,980	24,204,931
4.000%, 07/01/2044	5,436,813	5,625,286
3.500%, 10/01/2044 (7)	96,585,944	98,416,023
4.000%, 10/01/2044	12,836,246	13,371,107
3.500%, 01/01/2045	29,715,487	30,370,456
3.500%, 06/01/2045	21,857,891	22,365,132
3.000%, 10/01/2045	42,319,680	42,342,907
4.000%, 10/01/2045	8,855,186	9,147,605
4.000%, 11/01/2045	17,705,942	18,290,634
3.500%, 01/01/2046	40,821,973	41,674,633
4.000%, 02/01/2046	19,591,777	20,240,419
4.000%, 04/01/2046	12,268,645	12,779,911
3.500%, 05/01/2046	11,734,939	11,940,438
3.000%, 08/01/2046	5,460,185	5,442,888
3.500%, 08/01/2046	36,523,010	37,370,640
3.000%, 10/01/2046	15,050,223	15,049,170
3.000%, 10/01/2046	71,683,460	71,478,594
3.000%, 05/01/2047	70,200,998	70,000,351
4.000%, 08/01/2048	53,014,019	55,136,739
Federal Home Loan Mortgage Corp. (FHLMC):
Series 141, Class D, 5.000%, 05/15/2021	610	610
Series 1081, Class K, 7.000%, 05/15/2021	14,250	14,568
Series 163, Class F, 6.000%, 07/15/2021 (4)	2,189	2,217
Series 188, Class H, 7.000%, 09/15/2021	4,597	4,648
Federal National Mortgage Association (FNMA):
5.000%, 11/01/2021	61,185	62,559
3.000%, 04/01/2027	6,950,874	7,041,365
3.500%, 07/01/2027	33,069,934	33,924,036
2.500%, 12/01/2027	9,042,746	9,037,741
2.500%, 05/01/2028	12,116,149	12,109,465
5.000%, 05/01/2028	176,695	186,652
3.000%, 11/01/2028	23,496,866	23,802,955
4.500%, 08/01/2029	1,377,976	1,439,129
4.500%, 09/01/2029	1,592,234	1,662,867
2.500%, 04/01/2030	4,532,911	4,510,872
2.500%, 05/01/2030	14,245,957	14,176,718
3.500%, 11/01/2030	37,585,066	38,500,711
3.000%, 12/01/2030	22,905,753	23,162,499
3.000%, 12/01/2030	14,283,755	14,443,737
3.500%, 01/01/2032	49,494,598	50,895,587
2.500%, 02/01/2032	8,021,890	7,984,095
3.000%, 09/01/2032	3,240,313	3,282,241
6.000%, 03/01/2033	42,616	46,996
3.500%, 10/01/2033	23,360,496	24,022,250
4.500%, 10/01/2033	16,420,004	17,358,083
5.000%, 10/01/2033	17,752,329	19,099,068
5.000%, 11/01/2033	50,141	53,946
4.000%, 01/01/2034	7,381,091	7,700,690
5.500%, 04/01/2034	5,962,819	6,560,580
4.000%, 06/01/2034	9,867,485	10,294,647
4.000%, 09/01/2034	11,680,868	12,186,573
5.500%, 09/01/2034	157,711	173,343
6.000%, 11/01/2034	42,627	47,007
3.500%, 01/01/2035 (7)	66,858,857	68,404,031
5.500%, 02/01/2035	539,153	593,239
5.000%, 07/01/2035	4,628,543	4,978,905
5.000%, 10/01/2035	2,293,710	2,468,279
5.000%, 02/01/2036	3,290,654	3,557,645
5.500%, 11/01/2036	209,268	230,187
2.500%, 12/01/2036	32,024,641	31,410,919
5.500%, 04/01/2037	1,340,146	1,461,033
4.000%, 05/01/2037	52,822,820	54,840,038
4.000%, 04/01/2039	12,882,518	13,375,829
5.000%, 06/01/2039	10,967,203	11,798,878
5.000%, 06/01/2039	15,944,704	17,198,771
4.500%, 11/01/2039	225,138	237,927
4.000%, 08/01/2040	1,624,859	1,685,237
3.500%, 12/01/2040	10,079,891	10,294,311
4.000%, 12/01/2040	9,822,993	10,188,611
3.500%, 02/01/2041	15,685,282	16,019,012
4.000%, 02/01/2041	23,184,240	24,061,803
4.500%, 02/01/2041	60,211,379	63,589,122
3.500%, 03/01/2041	22,712,867	23,196,121
4.500%, 05/01/2041	8,361,589	8,840,346
4.000%, 06/01/2041	18,710,236	19,402,927
4.500%, 07/01/2041	8,632,470	9,126,808
5.000%, 07/01/2041	12,183,742	13,105,875
3.500%, 09/01/2041	23,079,519	23,570,586
4.000%, 09/01/2041	2,547,056	2,641,892
4.000%, 10/01/2041	6,955,535	7,214,525
3.500%, 11/01/2041	8,949,487	9,139,940
3.500%, 12/01/2041	39,859,431	40,707,641
4.000%, 12/01/2041	9,491,272	9,844,677
4.000%, 01/01/2042	12,448,372	12,911,294
4.500%, 01/01/2042	12,313,007	13,017,660
4.000%, 02/01/2042	47,064,835	48,816,859
3.000%, 05/01/2042	8,857,833	8,863,760
3.500%, 07/01/2042	102,746,528	104,932,967
3.500%, 08/01/2042	9,036,473	9,228,797
4.000%, 08/01/2042	17,181,745	17,821,322
3.000%, 10/01/2042	20,419,841	20,433,513
3.000%, 03/01/2043	6,495,954	6,500,305
3.000%, 03/01/2043	37,211,674	37,236,598
3.000%, 05/01/2043	21,600,081	21,614,550
3.000%, 05/01/2043	36,166,574	36,224,127
3.000%, 06/01/2043	9,092,397	9,098,488
3.000%, 07/01/2043	3,473,080	3,475,406
4.000%, 07/01/2043	32,299,154	33,500,340
3.000%, 08/01/2043	5,703,881	5,707,702
3.500%, 09/01/2043	55,922,934	57,213,862
4.500%, 09/01/2043	13,362,158	14,126,741
3.500%, 10/01/2043	61,409,525	62,715,485
3.000%, 11/01/2043	29,203,711	29,223,256
4.000%, 01/01/2045	9,011,652	9,358,112
3.500%, 02/01/2045	43,448,234	44,372,357
4.000%, 02/01/2045	22,143,545	22,966,938
3.500%, 04/01/2045	32,028,688	32,673,121
4.000%, 10/01/2045	9,816,814	10,194,229
4.000%, 11/01/2045	39,436,012	40,779,297
3.500%, 12/01/2045	37,679,226	38,294,641
4.500%, 02/01/2046	36,193,811	38,258,669
3.000%, 05/01/2046	16,575,584	16,557,176
3.500%, 05/01/2046	64,952,110	66,039,733
3.000%, 07/01/2046	10,470,537	10,454,044
4.500%, 08/01/2046	32,185,749	33,897,999
3.000%, 11/01/2046	28,063,772	28,026,085
3.500%, 11/01/2046	57,594,337	58,588,266
4.000%, 11/01/2047	32,763,595	33,861,119
4.500%, 11/01/2047 (7)	21,818,149	22,833,858
4.000%, 12/01/2047 (7)	61,930,072	63,995,653
4.000%, 07/01/2048	36,017,067	37,620,017
4.500%, 11/01/2048	75,620,987	79,135,472
4.500%, 01/01/2049	34,675,130	36,684,033
Government National Mortgage Association (GNMA):
6.000%, 11/20/2033	41,283	46,627
5.000%, 07/20/2040	1,903,574	2,043,062
3.500%, 10/20/2041	8,678,211	8,906,478
3.500%, 01/15/2042	14,719,778	15,111,697
4.000%, 06/20/2042	9,785,570	10,186,554
3.500%, 09/20/2042	3,775,208	3,869,737
3.500%, 01/20/2043	24,543,268	25,157,790
4.000%, 10/20/2043 (7)	15,359,260	15,973,584
4.000%, 09/20/2044	55,525,388	57,745,497
4.000%, 01/20/2045	10,860,534	11,294,721
3.500%, 03/20/2045	18,556,158	18,972,840
3.000%, 04/20/2045	30,151,908	30,337,043
3.500%, 04/20/2045	36,791,682	37,654,232
4.000%, 08/20/2045	12,278,058	12,737,909
4.500%, 01/20/2046	17,186,214	18,084,339
4.000%, 04/20/2046	13,198,199	13,651,823
4.000%, 05/20/2046	32,848,963	34,038,357
3.000%, 06/20/2046	21,270,018	21,394,095
3.000%, 08/20/2046	43,375,086	43,641,491
5.000%, 04/20/2047 (7)	3,189,921	3,356,115
4.500%, 06/20/2047	62,176,014	64,597,603
4.500%, 07/20/2047	15,223,226	15,816,130
Total U.S. Government Agency Issues		3,947,896,217	21.0%

Non-U.S. Government Agency Issues
Alternative Loan Trust:
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 (6)	54,595	54,491
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021	383,455	376,334
Series 2006-J5, Class 3A1, 4.310%, 07/25/2021 (4)	86,505	82,737
Series 2006-43CB, Class 2A1, 6.000%, 02/25/2022	72,121	72,104
Series 2004-8CB, Class A, 2.756%, 06/25/2034 (1 Month LIBOR USD + 0.270%) (3)	7,266,243	7,249,524
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 (6)	613,046	477,482
Argent Securities Inc. Asset-Backed Pass-Through Certificates:
Series 2005-W3, Class A2D, 2.826%, 11/25/2035 (1 Month LIBOR USD + 0.340%) (3)	2,587,357	2,586,203
Series 2005-W5, Class A1, 2.721%, 01/25/2036 (1 Month LIBOR USD + 0.235%) (3)	30,298,506	30,024,059
Arroyo Mortgage Trust,
Series 2018-1, Class A1, 3.763%, 04/25/2048 (2)(4)	27,091,036	27,380,878
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2006-HE1, Class A3, 2.686%, 01/25/2036 (1 Month LIBOR USD + 0.200%) (3)	5,242,170	5,212,234
Series 2006-HE1, Class A1, 2.701%, 01/25/2036 (1 Month LIBOR USD + 0.215%) (3)	2,141,516	2,133,289
Series 2006-HE3, Class A2, 2.651%, 03/25/2036 (1 Month LIBOR USD + 0.165%) (3)	11,380,925	11,241,269
Series 2006-HE6, Class A1, 2.631%, 11/25/2036 (1 Month LIBOR USD + 0.145%) (3)	24,851,182	24,135,229
Banc of America Alternative Loan Trust:
Series 2004-11, Class 4A1, 5.500%, 12/25/2019	6,054	6,051
Series 2005-2, Class 4A1, 5.500%, 03/25/2020	27,677	26,862
Series 2005-4, Class 3A1, 5.500%, 05/25/2020	120,966	117,769
Series 2005-10, Class 5A1, 5.250%, 11/25/2020	45,751	45,729
Series 2007-1, Class 1A1, 5.462%, 04/25/2022 (4)	275,434	271,126
Series 2005-2, Class 1CB2, 5.500%, 03/25/2035 (6)	65,862	65,300
Series 2005-9, Class 1CB3, 5.500%, 10/25/2035 (6)	147,761	146,847
Series 2005-11, Class 1CB4, 5.500%, 12/25/2035 (6)	88,970	85,682
Series 2006-5, Class CB7, 6.000%, 06/25/2046 (6)	320,614	299,542
Bayview Financial Trust:
Series 2007-A, Class 1A2, 6.205%, 05/28/2037 (8)	616,878	623,946
Series 2007-B, Class 1A2, 6.831%, 08/28/2037 (8)	1,555,872	1,461,395
Bear Stearns ALT-A Trust:
Series 2004-4, Class A1, 3.086%, 06/25/2034 (1 Month LIBOR USD + 0.600%) (3)	1,528,054	1,522,090
Series 2005-4, Class 1A1, 2.926%, 04/25/2035 (1 Month LIBOR USD + 0.440%) (3)	3,786,986	3,771,099
Series 2005-7, Class 12A1, 3.026%, 08/25/2035 (1 Month LIBOR USD + 0.540%) (3)	6,124,889	6,117,525
Bear Stearns Asset Backed Securities I Trust,
Series 2004-AC2, Class 2A, 5.000%, 05/25/2034	209,467	209,773
Chase Mortgage Finance Trust,
Series 2006-A1, Class 2A3, 4.273%, 09/25/2036 (4)(6)	1,200,152	1,145,304
Citigroup Global Markets Mortgage Securities VII, Inc.,
Series 2003-UP2, Class A2, 7.000%, 06/25/2033 (8)	143,028	144,704
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-9, Class 2A2, 5.500%, 11/25/2035 (6)	41,172	41,133
Countrywide Asset-Backed Certificates:
Series 2005-13, Class AF3, 5.430%, 02/25/2033 (4)(6)	462,030	420,847
Series 2004-S1, Class A3, 5.115%, 02/25/2035 (8)	252,284	253,071
Series 2005-1, Class AF6, 5.030%, 06/25/2035 (4)	131,623	133,653
Series 2005-10, Class AF6, 4.470%, 12/25/2035 (4)	124,226	126,773
Series 2006-10, Class 1AF3, 5.971%, 12/25/2035 (4)	559,720	521,806
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR26, Class 8A1, 4.645%, 11/25/2033 (4)	6,232,722	6,364,733
CWABS Asset-Backed Certificates Trust:
Series 2004-15, Class AF6, 4.613%, 04/25/2035 (4)	31,629	31,746
Series 2005-17, Class 1AF5, 5.564%, 03/25/2036 (4)	197,213	196,380
Series 2005-16, Class 3AV, 2.716%, 05/25/2036 (1 Month LIBOR USD + 0.230%) (3)	1,074,615	1,074,354
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust,
Series 2004-4, Class 1A6, 6.150%, 04/25/2034 (8)	2,146	2,174
First Franklin Mortgage Loan Trust:
Series 2006-FFH1, Class A4, 2.786%, 01/25/2036 (1 Month LIBOR USD + 0.300%) (3)	1,128,400	1,129,365
Series 2006-FF1, Class 2A4, 2.826%, 01/25/2036 (1 Month LIBOR USD + 0.340%) (3)	6,737,336	6,751,865
First Horizon Alternative Mortgage Securities Trust:
Series 2005-FA7, Class 2A1, 5.000%, 09/25/2020	25,167	25,139
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2021	62,757	60,564
Series 2006-FA8, Class 2A1, 5.750%, 01/25/2022 (6)	258,586	216,815
Fremont Home Loan Trust,
Series 2006-A, Class 1A1, 2.631%, 05/25/2036 (1 Month LIBOR USD + 0.145%) (3)	22,553,452	21,857,505
GE Capital Mortgage Services, Inc. Trust,
Series 1999-HE1, Class A7, 6.265%, 04/25/2029	235	239
GMACM Mortgage Loan Trust,
Series 2004-GH1, Class A6, 4.810%, 07/25/2035 (8)	395	396
GSAA Home Equity Trust,
Series 2004-6, Class A1, 3.286%, 06/25/2034 (1 Month LIBOR USD + 0.800%) (3)	1,012,866	999,614
GSAMP Trust:
Series 2005-WMC2, Class A1B, 3.106%, 11/25/2035 (1 Month LIBOR USD + 0.620%) (3)	5,524,042	5,530,248
Series 2005-WMC2, Class A2C, 3.186%, 11/25/2035 (1 Month LIBOR USD + 0.700%) (3)	5,282,294	5,285,166
HomeBanc Mortgage Trust,
Series 2005-3, Class A1, 2.726%, 07/25/2035 (1 Month LIBOR USD + 0.240%) (3)	2,426,946	2,405,368
IMC Home Equity Loan Trust,
Series 1997-5, Class A10, 6.880%, 11/20/2028	564	562
Impac CMB Trust:
Series 2004-4, Class 2A2, 4.647%, 09/25/2034 (8)	74,395	78,868
Series 2004-5, Class 1A2, 3.186%, 10/25/2034 (1 Month LIBOR USD + 0.700%) (3)	3,688,117	3,682,946
Series 2004-6, Class 1A1, 3.286%, 10/25/2034 (1 Month LIBOR USD + 0.800%) (3)	3,112,178	3,047,781
J.P. Morgan Alternative Loan Trust,
Series 2006-A1, Class 2A1, 4.292%, 03/25/2036 (4)(6)	277,771	257,633
J.P. Morgan Mortgage Acquisition Trust,
Series 2006-CH1, Class A1, 2.616%, 07/25/2036 (1 Month LIBOR USD + 0.130%) (3)	1,628,119	1,623,942
J.P. Morgan Mortgage Trust:
Series 2005-A4, Class 1A1, 4.327%, 07/25/2035 (4)	912,128	917,134
Series 2007-A1, Class 5A2, 4.687%, 07/25/2035 (4)	2,745,038	2,820,613
Series 2007-A1, Class 5A5, 4.687%, 07/25/2035 (4)	4,156,432	4,290,771
Series 2006-A7, Class 2A2, 4.211%, 01/25/2037 (4)	135,732	129,228
Series 2006-A7, Class 2A4R, 4.211%, 01/25/2037 (4)	579,908	553,683
Series 2007-A2, Class 2A3, 4.492%, 04/25/2037 (4)	1,560,661	1,476,670
MASTR Asset Backed Securities Trust,
Series 2006-NC1, Class A4, 3.086%, 01/25/2036 (1 Month LIBOR USD + 0.600%) (3)	4,163,495	4,167,442
Merrill Lynch Mortgage Investors Trust:
Series 2004-F, Class A1A, 4.052%, 12/25/2029 (4)	5,427,974	5,463,752
Series 2005-A10, Class A, 2.696%, 02/25/2036 (1 Month LIBOR USD + 0.210%) (3)	15,413,202	14,733,503
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A1, 4.488%, 09/25/2034 (4)	2,513,037	2,574,063
MortgageIT Trust:
Series 2005-2, Class 1A1, 3.006%, 05/25/2035 (1 Month LIBOR USD + 0.520%) (3)	1,412,990	1,414,533
Series 2005-3, Class A1, 3.086%, 08/25/2035 (1 Month LIBOR USD + 0.600%) (3)	3,351,846	3,281,822
New Century Home Equity Loan Trust,
Series 2005-C, Class A1, 2.716%, 12/25/2035 (1 Month LIBOR USD + 0.230%) (3)	6,842,664	6,824,030
New Residential Mortgage Loan Trust:
Series 2017-2A, Class A3, 4.000%, 03/25/2057 (2)(4)	13,238,009	13,528,248
Series 2017-3A, Class A1, 4.000%, 04/25/2057 (2)(4)	14,231,004	14,538,408
Series 2017-4A, Class A1, 4.000%, 05/25/2057 (2)(4)	25,420,897	25,970,484
Series 2018-1A, Class A1A, 4.000%, 12/25/2057 (2)(4)	13,906,619	14,194,400
Popular ABS Mortgage Pass-Through Trust,
Series 2006-E, Class A2, 2.636%, 01/25/2037 (1 Month LIBOR USD + 0.150%) (3)	1,583,210	1,579,159
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%, 05/25/2019 (6)	9,133	9,094
RAMP Series Trust,
Series 2005-RS1, Class AI6, 4.713%, 11/25/2034	6,454	6,467
RASC Series Trust,
Series 2006-KS4, Class A4, 2.726%, 06/25/2036 (1 Month LIBOR USD + 0.240%) (3)	6,139,907	6,117,305
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF3, 5.612%, 04/25/2037 (8)	2,487,644	1,084,956
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC4, Class A1A, 3.156%, 10/25/2035 (1 Month LIBOR USD + 0.670%) (3)	1,580,511	1,573,930
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 3A1, 4.596%, 09/25/2034 (4)	3,246,027	3,274,230
Structured Asset Securities Corp.:
Series 2005-WF1, Class A3, 3.146%, 02/25/2035 (1 Month LIBOR USD + 0.660%) (3)	3,187,109	3,189,766
Series 2005-7XS, Class 1A4B, 5.440%, 04/25/2035 (8)	20,598	21,017
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-OPT1, Class A6, 2.636%, 04/25/2036 (1 Month LIBOR USD + 0.150%) (3)	11,354,512	11,184,026
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 4.373%, 10/25/2043 (4)	12,924,538	13,150,591
Towd Point Mortgage Trust:
Series 2015-3, Class A1A, 3.500%, 03/25/2054 (2)(4)	4,867,954	4,862,032
Series 2015-5, Class A1, 3.500%, 05/25/2055 (2)(4)	2,836,533	2,839,995
Series 2016-3, Class A1, 2.250%, 08/25/2055 (2)(4)	1,569,388	1,544,002
Series 2016-2, Class A1, 3.000%, 08/25/2055 (2)(4)	8,525,094	8,468,424
Series 2016-5, Class A1, 2.500%, 10/25/2056 (2)(4)	7,667,178	7,532,821
Series 2017-1, Class A1, 2.750%, 10/25/2056 (2)(4)	37,316,984	36,900,001
Series 2017-6, Class A1, 2.750%, 10/25/2057 (2)(4)	40,567,466	39,820,975
Series 2018-6, Class A1A, 3.750%, 03/25/2058 (2)(4)	36,660,501	37,097,436
Series 2019-1, Class A1, 3.750%, 03/25/2058 (2)(4)	17,831,453	18,105,742
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	16,717	16,674
Series 2004-CB2, Class 7A, 5.500%, 08/25/2019	11,815	11,789
Series 2004-CB3, Class 3A, 5.500%, 10/25/2019	1,369	1,366
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	8,237	8,250
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	13,641	13,681
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034	5,863,297	6,248,462
Series 2004-CB3, Class 2A, 6.500%, 10/25/2034	3,070,517	3,283,393
Series 2004-AR14, Class A1, 4.377%, 01/25/2035 (4)	8,034,856	8,212,304
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR10, Class 2A17, 4.796%, 06/25/2035 (4)	11,404,342	11,747,367
Total Non-U.S. Government Agency Issues		533,991,302	2.8%
Total Residential Mortgage-Backed Securities		4,481,887,519	23.8%

Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 2014-M2, Class A2, 3.513%, 12/25/2023 (4)	10,816,534	11,192,410
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K720, Class A2, 2.716%, 06/25/2022	17,950,000	18,016,253
Series K721, Class A2, 3.090%, 08/25/2022 (4)	25,545,000	25,916,177
Series K028, Class A2, 3.111%, 02/25/2023	47,010,000	47,909,988
Series K029, Class A2, 3.320%, 02/25/2023 (4)	27,398,000	28,137,817
Series K037, Class A2, 3.490%, 01/25/2024	68,125,000	70,663,992
Series K048, Class A2, 3.284%, 06/25/2025 (4)	60,430,000	62,281,472
Series K050, Class A2, 3.334%, 08/25/2025 (4)	72,374,000	74,845,217
Series K057, Class A2, 2.570%, 07/25/2026	15,920,000	15,683,512
Series K058, Class A2, 2.653%, 08/25/2026	19,865,000	19,649,916
Series K063, Class A2, 3.430%, 01/25/2027 (4)	63,971,857	66,485,471
Series K064, Class A2, 3.224%, 03/25/2027	33,820,000	34,656,034
Series K065, Class A2, 3.243%, 04/25/2027	28,200,000	28,940,430
Series K066, Class A2, 3.117%, 06/25/2027	11,100,000	11,284,721
Series K067, Class A2, 3.194%, 07/25/2027	29,587,841	30,245,860
Series K068, Class A2, 3.244%, 08/25/2027	9,000,000	9,226,788
Series K069, Class A2, 3.187%, 09/25/2027 (4)	23,130,000	23,599,576
Series K071, Class A2, 3.286%, 11/25/2027	23,025,000	23,664,874
Series K077, Class A2, 3.850%, 05/25/2028 (4)	16,475,000	17,644,758
Series K156, Class A3, 3.700%, 06/25/2033 (4)	11,088,000	11,648,030
Total U.S. Government Agency Issues		631,693,296	3.4%

Non-U.S. Government Agency Issues
BANK:
Series 2017-BNK4, Class A4, 3.625%, 05/17/2050	26,535,000	27,306,755
Series 2017-BNK8, Class A4, 3.488%, 11/17/2050	3,375,000	3,446,429
Series 2017-BNK9, Class A4, 3.538%, 11/17/2054	54,330,000	55,643,037
Series 2017-BNK5, Class A5, 3.390%, 06/17/2060	12,750,000	12,911,458
CD Mortgage Trust,
Series 2016-CD1, Class A4, 2.724%, 08/12/2049	44,310,000	43,147,359
Citigroup Commercial Mortgage Trust:
Series 2013-GC11, Class A4, 3.093%, 04/10/2046	34,503,388	34,882,287
Series 2014-GC19, Class A3, 3.753%, 03/12/2047	6,561,373	6,817,572
Series 2014-GC25, Class A4, 3.635%, 10/10/2047	12,853,590	13,268,175
Series 2015-GC27, Class A5, 3.137%, 02/10/2048	43,114,824	43,327,298
COMM Mortgage Trust:
Series 2012-CR1, Class A3, 3.391%, 05/17/2045	7,488,584	7,560,156
Series 2013-CR9, Class A3, 4.022%, 07/12/2045	22,854,922	23,881,554
Series 2012-CR2, Class A4, 3.147%, 08/17/2045	20,200,536	20,421,857
Series 2013-CR10, Class A3, 3.923%, 08/10/2046	23,175,000	24,121,761
Series 2014-CR15, Class ASB, 3.595%, 02/12/2047	12,749,797	12,990,605
Series 2014-CR19, Class A5, 3.796%, 08/12/2047	15,289,828	15,909,829
Series 2013-CR11, Class A3, 3.983%, 08/12/2050	10,259,382	10,719,565
DBJPM Mortgage Trust,
Series 2016-C3, Class ASB, 2.756%, 08/12/2049	10,360,000	10,297,707
GS Mortgage Securities Trust:
Series 2012-GCJ9, Class A3, 2.773%, 11/13/2045	36,918,489	36,941,511
Series 2013-GC14, Class A5, 4.243%, 08/10/2046	25,000,000	26,339,205
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class A5, 2.960%, 04/15/2046	17,452,913	17,526,456
Series 2013-C10, Class ASB, 2.702%, 12/17/2047	7,630,554	7,624,804
Series 2012-LC9, Class A5, 2.840%, 12/17/2047	14,450,059	14,460,637
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C12, Class ASB, 3.157%, 07/17/2045	3,603,575	3,623,139
Series 2013-C12, Class A5, 3.664%, 07/17/2045	6,835,000	7,044,961
Series 2013-C15, Class A4, 4.096%, 11/17/2045	1,904,796	1,993,600
Series 2013-C17, Class A3, 3.928%, 01/17/2047	3,382,847	3,518,593
Series 2013-C17, Class A4, 4.199%, 01/17/2047	17,276,000	18,246,695
Series 2014-C24, Class ASB, 3.368%, 11/18/2047	10,000,000	10,171,771
Series 2014-C25, Class ASB, 3.407%, 11/18/2047	9,008,000	9,177,412
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C5, Class A4, 3.176%, 08/17/2045	37,550,000	37,941,605
Series 2012-C6, Class A4, 2.858%, 11/15/2045	23,373,124	23,394,810
Series 2013-C10, Class A3, 3.970%, 07/17/2046 (4)	6,438,840	6,736,384
Series 2013-C12, Class A3, 3.973%, 10/17/2046	17,280,595	18,057,144
Series 2016-C29, Class ASB, 3.140%, 05/17/2049	12,500,000	12,641,504
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class ASB, 3.278%, 02/18/2048	18,198,000	18,430,068
Series 2015-SG1, Class ASB, 3.556%, 09/17/2048	21,300,000	21,755,569
Series 2015-P2, Class A3, 3.541%, 12/15/2048	46,750,000	48,109,424
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.440%, 04/15/2045	26,735,220	27,115,852
Series 2013-C13, Class ASB, 2.654%, 05/17/2045	6,146,647	6,142,844
Series 2013-C18, Class A4, 3.896%, 12/17/2046	12,900,000	13,450,344
Series 2014-C21, Class A5, 3.678%, 08/16/2047	31,319,000	32,382,891
Series 2014-C24, Class A4, 3.343%, 11/18/2047	36,730,000	37,260,271
Series 2014-C23, Class ASB, 3.636%, 10/17/2057	6,920,000	7,084,801
Total Non-U.S. Government Agency Issues		833,825,699	4.4%
Total Commercial Mortgage-Backed Securities		1,465,518,995	7.8%

Asset Backed Securities
Citibank Credit Card Issuance Trust,
Series 2007-A3, Class A3, 6.150%, 06/15/2039	8,166,000	10,556,495
Conseco Financial Corp.:
Series 1998-2, Class A5, 6.240%, 12/01/2028	95,819	96,892
Series 1998-7, Class A1, 6.320%, 05/01/2029	10,021,545	10,323,109
Series 1998-3, Class A5, 6.220%, 03/01/2030	201,001	208,929
Series 1998-4, Class A5, 6.180%, 04/01/2030	1,232,424	1,273,934
Ford Credit Auto Owner Trust:
Series 2016-1, Class A, 2.310%, 08/15/2027 (2)	28,860,000	28,626,066
Series 2016-2, Class A, 2.030%, 12/15/2027 (2)	43,505,000	42,792,175
Series 2019-1, Class A, 3.520%, 07/15/2030 (2)	38,742,000	39,489,593
Series 2018-1, Class A, 3.190%, 07/15/2031 (2)	40,550,000	40,577,789
MMAF Equipment Finance LLC,
Series 2016-AA, Class A5, 2.210%, 12/15/2032 (2)	14,100,000	13,868,828
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 12/15/2023	15,754	15,922
PFS Financing Corp.,
Series 2017-D, Class A, 2.400%, 10/17/2022 (2)	20,555,000	20,412,794
Sofi Consumer Loan Program:
Series 2017-6, Class A2, 2.820%, 11/25/2026 (2)	14,000,000	13,942,862
Series 2018-3, Class A2, 3.670%, 08/25/2027 (2)	20,000,000	20,182,140
Synchrony Card Funding LLC,
Series 2019-A1, Class A, 2.950%, 03/15/2025	10,000,000	9,997,079
Synchrony Credit Card Master Note Trust,
Series 2016-2, Class A, 2.210%, 05/15/2024	8,900,000	8,823,912
Total Asset Backed Securities		261,188,519	1.4%
Total Long-Term Investments (Cost $18,101,949,617)		18,247,005,496	97.0%

SHORT-TERM INVESTMENTS	Shares
Money Market Mutual Funds
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 2.34% (5)	244,998,667	244,998,667
First American Government Obligations Fund, Class U, 2.36% (5)	883,709,009	883,709,009
Total Short-Term Investments (Cost $1,128,707,676)		1,128,707,676	6.0%
Total Investments (Cost $19,230,657,293)		19,375,713,172	103.0%
Liabilities in Excess of Other Assets		(564,967,031)	(3.0)%
TOTAL NET ASSETS		$18,810,746,141	100.0%

Notes to Schedule of Investments
(1)	Foreign security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At March 31, 2019, the value of these securities total $2,964,305,572, which represents 15.76% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2019.
(4)	Variable rate security. The coupon is based on an underlying pool of loans.The rate reported is the rate in effect as of March 31, 2019.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(8)	Step-up bond; the interest rate shown is the rate in effect as of March 31, 2019.
(9)	Security in default.

Baird Aggregate Bond Fund
Schedule of Investments, March 31, 2019 (Unaudited)
Summary of Fair Value Exposure at March 31, 2019 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$4,180,865,468	$–	$4,180,865,468
Other Government Related Securities	–	157,901,066	–	157,901,066
Corporate Bonds	–	7,570,369,649	–	7,570,369,649
Municipal Bonds	–	129,274,280	–	129,274,280
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	–	3,947,896,217	–	3,947,896,217
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	533,991,302	–	533,991,302
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	631,693,296	–	631,693,296
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	833,825,699	–	833,825,699
Asset Backed Securities	–	261,188,519	–	261,188,519
Total Long-Term Investments	–	18,247,005,496	–	18,247,005,496
Short-Term Investments
Money Market Mutual Funds	1,128,707,676	–	–	1,128,707,676
Total Short-Term Investments	1,128,707,676	–	–	1,128,707,676
Total Investments	$1,128,707,676	$18,247,005,496	$–	$19,375,713,172
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.

Baird Core Plus Bond Fund
Schedule of Investments
March 31, 2019 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
1.750%, 03/31/2022	$216,400,000	$213,339,970
1.875%, 03/31/2022	434,250,000	429,873,576
2.500%, 05/15/2024	163,200,000	165,074,251
2.250%, 11/15/2025	124,050,000	123,487,898
2.000%, 11/15/2026	160,600,000	156,691,648
2.250%, 11/15/2027	350,650,000	346,924,344
3.500%, 02/15/2039	323,220,000	366,236,037
2.875%, 05/15/2043	635,125,000	644,875,160
2.500%, 02/15/2045	317,150,000	299,235,979
Total U.S. Treasury Securities		2,745,738,863	14.8%

Other Government Related Securities
Centrais Eletricas Brasileiras SA:
6.875%, 07/30/2019 (1)(2)	3,000,000	3,025,530
5.750%, 10/27/2021 (1)(2)	4,000,000	4,100,000
CNOOC Curtis Funding No. 1 Pty Ltd.,
4.500%, 10/03/2023 (1)(2)	5,000,000	5,251,620
CNOOC Finance (2013) Ltd.,
3.000%, 05/09/2023 (1)	2,415,000	2,390,246
CNOOC Finance (2015) USA LLC,
3.500%, 05/05/2025	21,200,000	21,430,062
CNOOC Nexen Finance (2014) ULC,
4.250%, 04/30/2024 (1)	4,750,000	4,963,460
CNPC General Capital Ltd.,
2.750%, 05/14/2019 (1)(2)	2,000,000	1,999,845
Comision Federal de Electricidad,
5.750%, 02/14/2042 (1)(2)	5,200,000	5,252,000
Corp Andina de Fomento,
4.375%, 06/15/2022 (1)	4,265,000	4,422,848
Electricite de France SA,
4.750%, 10/13/2035 (1)(2)	10,000,000	9,965,086
Export-Import Bank of Korea:
2.250%, 01/21/2020 (1)	14,000,000	13,949,908
4.000%, 01/29/2021 (1)	2,400,000	2,449,260
Korea Development Bank:
2.250%, 05/18/2020 (1)	7,200,000	7,158,823
3.000%, 09/14/2022 (1)	4,400,000	4,419,297
Nexen Energy ULC,
6.400%, 05/15/2037 (1)	6,249,000	8,047,931
Petrobras Global Finance BV:
5.299%, 01/27/2025 (1)	3,400,000	3,449,334
7.375%, 01/17/2027 (1)	9,300,000	10,233,255
Petroleos Mexicanos:
4.875%, 01/24/2022 (1)	6,500,000	6,555,315
4.250%, 01/15/2025 (1)	15,000,000	14,122,500
4.500%, 01/23/2026 (1)	4,500,000	4,184,100
6.500%, 06/02/2041 (1)	4,000,000	3,620,760
Sinopec Group Overseas Development [2014] Ltd.,
4.375%, 04/10/2024 (1)(2)	1,500,000	1,573,507
Sinopec Group Overseas Development [2015] Ltd.:
2.500%, 04/28/2020 (1)(2)	20,000,000	19,904,563
3.250%, 04/28/2025 (1)(2)	20,000,000	19,844,694
Sinopec Group Overseas Development [2016] Ltd.:
1.750%, 09/29/2019 (1)(2)	8,000,000	7,957,600
3.500%, 05/03/2026 (1)(2)	10,000,000	10,012,480
Sinopec Group Overseas Development [2017] Ltd,
3.000%, 04/12/2022 (1)(2)	6,950,000	6,910,823
Syngenta Finance NV:
3.125%, 03/28/2022 (1)	5,000,000	4,942,159
4.441%, 04/24/2023 (1)(2)	5,000,000	5,100,944
4.892%, 04/24/2025 (1)(2)	10,000,000	10,183,682
Total Other Government Related Securities		227,421,632	1.2%

Corporate Bonds
Industrials
A.P. Meoller - Maersk A/S,
3.750%, 09/22/2024 (1)(2)	4,475,000	4,435,885
Abbott Laboratories:
3.400%, 11/30/2023	4,583,000	4,677,323
4.750%, 11/30/2036	38,500,000	43,098,383
AbbVie, Inc.:
3.200%, 11/06/2022	3,000,000	3,027,079
3.600%, 05/14/2025	2,500,000	2,505,604
4.300%, 05/14/2036	3,825,000	3,628,078
Actavis Funding SCS:
3.850%, 06/15/2024 (1)	10,125,000	10,250,484
3.800%, 03/15/2025 (1)	10,200,000	10,332,967
4.550%, 03/15/2035 (1)	14,098,000	13,807,027
Acuity Brands Lighting, Inc.,
6.000%, 12/15/2019	700,000	713,121
ADT Corp.,
3.500%, 07/15/2022	6,900,000	6,649,875
Agilent Technologies, Inc.,
3.875%, 07/15/2023	5,325,000	5,496,602
Alibaba Group Holding Ltd.,
3.125%, 11/28/2021 (1)	10,000,000	10,066,404
Allegion US Holding Co., Inc.,
3.200%, 10/01/2024	22,750,000	22,004,771
Amgen, Inc.,
4.400%, 05/01/2045	8,000,000	7,842,154
Anadarko Petroleum Corp.,
6.450%, 09/15/2036	4,025,000	4,631,015
Andeavor Logistics LP,
3.500%, 12/01/2022	8,600,000	8,686,856
Anglo American Capital PLC:
3.750%, 04/10/2022 (1)(2)	7,000,000	7,019,600
4.125%, 09/27/2022 (1)(2)	5,385,000	5,458,774
3.625%, 09/11/2024 (1)(2)	4,325,000	4,285,758
Anheuser-Busch InBev Finance, Inc.,
3.300%, 02/01/2023	20,350,000	20,641,397
Anheuser-Busch InBev Worldwide, Inc.:
4.750%, 01/23/2029	5,000,000	5,326,989
5.450%, 01/23/2039	9,975,000	10,798,073
4.900%, 02/01/2046 (2)	1,400,000	1,406,139
ANR Pipeline Co.,
9.625%, 11/01/2021	9,150,000	10,641,277
Aramark Services, Inc.,
5.000%, 02/01/2028 (2)	1,000,000	995,880
ArcelorMittal:
5.500%, 03/01/2021 (1)	7,950,000	8,305,296
6.250%, 02/25/2022 (1)	19,760,000	21,321,040
4.550%, 03/11/2026 (1)	5,000,000	5,109,630
Arrow Electronics, Inc.,
3.250%, 09/08/2024	15,000,000	14,541,690
AT&T, Inc.:
3.950%, 01/15/2025	4,425,000	4,515,447
3.400%, 05/15/2025	20,225,000	20,012,965
4.125%, 02/17/2026	8,925,000	9,123,329
4.300%, 02/15/2030	10,980,000	11,106,031
5.250%, 03/01/2037	7,125,000	7,464,968
4.900%, 08/15/2037	10,000,000	10,108,773
5.150%, 11/15/2046	10,321,000	10,592,786
4.500%, 03/09/2048	15,264,000	14,322,093
5.150%, 02/15/2050	23,650,000	24,160,042
Avnet, Inc.,
3.750%, 12/01/2021	5,000,000	5,049,000
Ball Corp.:
5.250%, 07/01/2025	25,000,000	26,281,250
4.875%, 03/15/2026	7,000,000	7,210,000
Bayer US Finance II LLC:
4.250%, 12/15/2025 (2)	25,000,000	25,267,952
4.625%, 06/25/2038 (2)	12,000,000	11,207,238
4.875%, 06/25/2048 (2)	5,125,000	4,814,925
Bayer US Finance LLC,
2.375%, 10/08/2019 (2)	14,725,000	14,676,243
Beam Suntory, Inc.:
3.250%, 05/15/2022	7,000,000	7,003,534
3.250%, 06/15/2023	10,960,000	10,957,282
Becton Dickinson and Co.:
3.250%, 11/12/2020	13,000,000	13,053,119
3.363%, 06/06/2024	10,000,000	9,999,957
3.734%, 12/15/2024	9,250,000	9,391,647
4.875%, 05/15/2044	5,455,000	5,394,764
Bemis Co., Inc.,
4.500%, 10/15/2021	1,000,000	1,035,013
Boardwalk Pipelines LP:
4.950%, 12/15/2024	15,475,000	16,009,427
5.950%, 06/01/2026	26,406,000	28,067,354
Boral Finance Pty Ltd.:
3.000%, 11/01/2022 (1)(2)	8,650,000	8,480,206
3.750%, 05/01/2028 (1)(2)	5,550,000	5,386,732
Broadcom Inc.:
3.000%, 01/15/2022	25,000,000	24,879,058
3.125%, 01/15/2025	13,250,000	12,699,560
4.250%, 04/15/2026 (2)(7)	25,000,000	24,815,250
Broadridge Financial Solutions, Inc.,
3.400%, 06/27/2026	18,286,000	17,697,053
Browning-Ferris Industries, Inc.,
9.250%, 05/01/2021	1,600,000	1,774,205
Bunge Limited Finance Corp.:
3.250%, 08/15/2026	13,188,000	11,840,208
3.750%, 09/25/2027	22,800,000	20,740,514
Burlington Northern Santa Fe LLC,
4.150%, 04/01/2045	3,100,000	3,235,594
Campbell Soup Co.:
3.950%, 03/15/2025	11,000,000	11,070,248
4.800%, 03/15/2048	7,325,000	6,825,773
Carlisle Cos, Inc.,
3.750%, 12/01/2027	4,600,000	4,494,957
Celgene Corp.:
3.550%, 08/15/2022	5,730,000	5,850,073
3.250%, 02/20/2023	10,000,000	10,082,649
CF Industries, Inc.:
3.450%, 06/01/2023	24,874,000	24,127,780
5.375%, 03/15/2044	10,922,000	9,843,452
Charter Communications Operating LLC:
4.464%, 07/23/2022	33,748,000	34,916,062
4.908%, 07/23/2025	10,000,000	10,551,777
6.384%, 10/23/2035	6,000,000	6,690,079
Cigna Corp.:
4.125%, 11/15/2025 (2)	4,900,000	5,071,416
4.800%, 08/15/2038 (2)	7,600,000	7,811,194
CK Hutchison International Ltd.:
2.250%, 09/29/2020 (1)(2)	17,600,000	17,415,376
2.875%, 04/05/2022 (1)(2)	7,475,000	7,430,508
CNH Industrial Capital LLC,
4.200%, 01/15/2024	15,000,000	15,394,760
CNH Industrial NV,
4.500%, 08/15/2023 (1)	6,168,000	6,399,300
Columbia Pipeline Group, Inc.:
3.300%, 06/01/2020	9,943,000	9,984,242
4.500%, 06/01/2025	14,135,000	14,752,716
5.800%, 06/01/2045	2,223,000	2,529,677
Comcast Cable Communications Holdings, Inc.,
9.455%, 11/15/2022	2,030,000	2,493,465
Comcast Corp.:
4.250%, 01/15/2033	6,500,000	6,860,446
4.400%, 08/15/2035	13,575,000	14,174,245
3.200%, 07/15/2036	15,000,000	13,639,030
4.600%, 10/15/2038	12,350,000	13,220,389
4.650%, 07/15/2042	2,000,000	2,146,906
4.950%, 10/15/2058	7,500,000	8,272,492
Conagra Brands, Inc.,
5.300%, 11/01/2038	6,625,000	6,706,134
ConocoPhillips Canada Funding Co. I,
5.950%, 10/15/2036 (1)	845,000	1,073,411
Constellation Brands, Inc.,
4.750%, 12/01/2025	1,000,000	1,066,058
Corning, Inc.,
4.375%, 11/15/2057	10,000,000	9,273,702
Cox Communications, Inc.:
2.950%, 06/30/2023 (2)	5,475,000	5,428,288
3.850%, 02/01/2025 (2)	2,875,000	2,932,351
3.350%, 09/15/2026 (2)	16,750,000	16,322,119
4.800%, 02/01/2035 (2)	4,450,000	4,208,425
6.450%, 12/01/2036 (2)	5,550,000	6,133,363
8.375%, 03/01/2039 (2)	11,639,000	15,298,771
4.700%, 12/15/2042 (2)	5,000,000	4,515,819
CSX Corp.:
6.220%, 04/30/2040	475,000	589,896
4.650%, 03/01/2068	9,000,000	8,887,986
CVS Health Corp.:
3.875%, 07/20/2025	2,302,000	2,329,626
4.780%, 03/25/2038	30,075,000	29,783,057
5.050%, 03/25/2048	19,600,000	19,745,133
Danone SA:
3.000%, 06/15/2022 (1)(2)	3,500,000	3,507,076
2.589%, 11/02/2023 (1)(2)	10,000,000	9,785,663
DCP Midstream LLC:
4.750%, 09/30/2021 (2)	2,245,000	2,284,288
5.375%, 07/15/2025	3,000,000	3,127,500
Dell Technologies, Inc.:
4.000%, 07/15/2024 (2)	5,000,000	5,029,939
4.900%, 10/01/2026 (2)	5,000,000	5,075,052
Deutsche Telekom International Finance BV,
8.750%, 06/15/2030 (1)	18,415,000	25,332,583
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
4.420%, 06/15/2021 (2)	39,125,000	40,140,689
5.450%, 06/15/2023 (2)	37,680,000	40,164,535
DISH DBS Corp.,
5.000%, 03/15/2023	2,500,000	2,250,000
Dominion Gas Holdings LLC,
3.600%, 12/15/2024	6,100,000	6,191,655
Dow Chemical Co.,
4.125%, 11/15/2021	835,000	859,192
DowDuPont, Inc.:
4.493%, 11/15/2025	9,275,000	9,879,561
5.319%, 11/15/2038	17,350,000	19,287,623
DXC Technology Co.:
3.576%, 03/01/2021 (3 Month LIBOR USD + 0.950%) (3)	9,228,000	9,228,154
4.450%, 09/18/2022	2,000,000	2,071,659
4.250%, 04/15/2024	44,460,000	45,111,563
4.750%, 04/15/2027	25,650,000	26,052,542
Eaton Corp.:
2.750%, 11/02/2022	2,625,000	2,615,099
4.000%, 11/02/2032	3,660,000	3,763,551
Ecolab, Inc.,
3.250%, 01/14/2023	6,325,000	6,408,313
EMC Corp.,
2.650%, 06/01/2020	200,000	198,491
Enable Midstream Partners LP,
4.400%, 03/15/2027	15,000,000	14,651,730
Enable Oklahoma Intrastate Transmission LLC,
6.250%, 03/15/2020 (2)	3,300,000	3,391,276
Enbridge Energy Partners LP:
7.500%, 04/15/2038	4,500,000	6,057,796
7.375%, 10/15/2045	23,298,000	32,248,421
Encana Corp.,
6.500%, 05/15/2019 (1)	610,000	611,491
Energy Transfer Operating LP:
4.250%, 03/15/2023	10,000,000	10,259,672
5.875%, 01/15/2024	15,000,000	16,373,363
Energy Transfer Partners LP:
4.150%, 10/01/2020	13,475,000	13,692,019
5.200%, 02/01/2022	1,000,000	1,050,283
3.600%, 02/01/2023	5,000,000	5,041,715
4.050%, 03/15/2025	6,204,000	6,290,663
4.200%, 04/15/2027	8,650,000	8,683,327
6.500%, 02/01/2042	16,625,000	18,468,087
5.150%, 03/15/2045	5,000,000	4,805,828
EnLink Midstream Partners LP,
4.400%, 04/01/2024	23,605,000	23,368,950
Ensco PLC,
5.200%, 03/15/2025 (1)	6,000,000	4,651,800
Enterprise Products Operating LLC:
2.850%, 04/15/2021	10,000,000	10,004,548
3.350%, 03/15/2023	10,000,000	10,149,477
EQT Midstream Partners LP:
4.750%, 07/15/2023	22,000,000	22,437,463
4.125%, 12/01/2026	14,750,000	13,684,905
ERAC USA Finance LLC:
2.350%, 10/15/2019 (2)	5,385,000	5,369,325
2.600%, 12/01/2021 (2)	10,400,000	10,233,362
Express Scripts Holding Co.:
4.750%, 11/15/2021	14,700,000	15,355,733
3.050%, 11/30/2022	15,000,000	15,005,481
3.500%, 06/15/2024	7,800,000	7,861,032
4.500%, 02/25/2026	825,000	863,644
FedEx Corp.:
3.900%, 02/01/2035	7,000,000	6,560,191
4.950%, 10/17/2048	13,500,000	13,907,414
Ferguson Finance PLC,
4.500%, 10/24/2028 (1)(2)	5,700,000	5,737,141
Fidelity National Information Services, Inc.:
3.625%, 10/15/2020	2,789,000	2,818,314
4.500%, 10/15/2022	1,529,000	1,595,448
3.500%, 04/15/2023	3,268,000	3,322,236
3.875%, 06/05/2024	6,367,000	6,502,697
3.000%, 08/15/2026	9,300,000	8,909,864
4.500%, 08/15/2046	6,700,000	6,336,980
4.750%, 05/15/2048	15,000,000	14,887,146
Fiserv, Inc.:
3.500%, 10/01/2022	11,625,000	11,774,776
3.850%, 06/01/2025	11,720,000	12,025,236
Florida Gas Transmission Co. LLC,
3.875%, 07/15/2022 (2)	3,000,000	3,055,430
Fomento Economico Mexicano SAB de CV:
2.875%, 05/10/2023 (1)	11,700,000	11,410,073
4.375%, 05/10/2043 (1)	2,000,000	2,028,750
Ford Motor Credit Co. LLC:
2.681%, 01/09/2020	5,000,000	4,978,668
3.200%, 01/15/2021	11,250,000	11,088,657
5.750%, 02/01/2021	13,000,000	13,387,910
3.336%, 03/18/2021	5,500,000	5,416,222
5.875%, 08/02/2021	8,975,000	9,293,001
2.979%, 08/03/2022	20,000,000	19,114,781
4.250%, 09/20/2022	4,459,000	4,427,586
5.584%, 03/18/2024	20,000,000	20,285,422
Forest Laboratories, Inc.,
5.000%, 12/15/2021 (2)	41,397,000	43,081,886
Freeport-McMoRan, Inc.:
3.550%, 03/01/2022	6,275,000	6,204,406
3.875%, 03/15/2023	27,816,000	27,415,728
Fresenius Medical Care US Finance II, Inc.,
4.750%, 10/15/2024 (2)	8,075,000	8,385,073
Fresenius US Finance II, Inc.,
4.500%, 01/15/2023 (2)	33,385,000	34,043,561
General Electric Co.:
2.200%, 01/09/2020	2,864,000	2,845,561
5.550%, 05/04/2020	1,199,000	1,230,393
4.375%, 09/16/2020	838,000	853,947
5.300%, 02/11/2021	859,000	889,046
4.650%, 10/17/2021	2,420,000	2,507,997
3.150%, 09/07/2022	6,500,000	6,476,386
General Mills, Inc.:
2.200%, 10/21/2019	12,000,000	11,954,300
3.700%, 10/17/2023	20,000,000	20,499,632
4.000%, 04/17/2025	3,175,000	3,285,283
General Motors Financial Co., Inc.:
2.350%, 10/04/2019	2,700,000	2,693,300
2.450%, 11/06/2020	9,000,000	8,903,343
3.700%, 11/24/2020	1,509,000	1,521,332
4.200%, 03/01/2021	21,283,000	21,587,265
3.200%, 07/06/2021	25,600,000	25,485,056
4.375%, 09/25/2021	4,875,000	4,978,496
3.450%, 01/14/2022	5,200,000	5,201,072
3.150%, 06/30/2022	13,050,000	12,920,469
4.150%, 06/19/2023	3,375,000	3,406,651
Genpact Luxembourg Sarl,
3.700%, 04/01/2022 (1)	43,005,000	42,475,224
Georgia-Pacific LLC:
5.400%, 11/01/2020 (2)	11,000,000	11,434,610
3.163%, 11/15/2021 (2)	20,000,000	20,090,872
Glencore Finance (Canada) Ltd.:
4.950%, 11/15/2021 (1)(2)	2,000,000	2,079,060
4.250%, 10/25/2022 (1)(2)	7,000,000	7,232,995
6.000%, 11/15/2041 (1)(2)	9,400,000	9,675,420
Glencore Funding LLC:
4.125%, 05/30/2023 (2)	16,940,000	17,254,237
4.625%, 04/29/2024 (2)	26,730,000	27,573,545
4.000%, 03/27/2027 (2)	17,000,000	16,496,807
4.875%, 03/12/2029 (2)	3,000,000	3,016,936
Grupo Bimbo SAB de CV:
3.875%, 06/27/2024 (1)(2)	26,633,000	27,172,964
4.875%, 06/27/2044 (1)(2)	9,575,000	9,511,610
4.700%, 11/10/2047 (1)(2)	22,671,000	21,934,193
Gulf South Pipeline Co. LP,
4.000%, 06/15/2022	3,000,000	3,019,109
Gulfstream Natural Gas System LLC,
4.600%, 09/15/2025 (2)	10,000,000	10,530,502
HB Fuller Co.,
4.000%, 02/15/2027	6,725,000	5,951,625
HCA, Inc.:
4.250%, 10/15/2019	10,900,000	10,955,942
6.500%, 02/15/2020	5,000,000	5,145,319
5.000%, 03/15/2024	10,366,000	10,989,958
5.375%, 02/01/2025	25,300,000	26,818,000
5.250%, 04/15/2025	4,200,000	4,509,871
5.375%, 09/01/2026	1,000,000	1,053,750
5.875%, 02/01/2029	500,000	538,725
Hewlett Packard Enterprise Co.:
2.100%, 10/04/2019 (2)	9,000,000	8,961,875
3.600%, 10/15/2020	7,550,000	7,615,847
Hexcel Corp.,
3.950%, 02/15/2027	19,000,000	19,009,245
Husky Energy, Inc.:
4.000%, 04/15/2024 (1)	7,380,000	7,539,551
4.400%, 04/15/2029 (1)	5,000,000	5,061,535
Hutchison Whampoa International Ltd.:
7.625%, 04/09/2019 (1)(2)	2,500,000	2,502,432
3.250%, 11/08/2022 (1)(2)	4,625,000	4,647,782
3.625%, 10/31/2024 (1)(2)	15,000,000	15,279,660
Hyundai Capital America:
1.750%, 09/27/2019 (2)	10,000,000	9,945,589
3.450%, 03/12/2021 (2)	20,950,000	20,988,206
3.000%, 03/18/2021 (2)	10,000,000	9,930,683
3.750%, 07/08/2021 (2)	10,150,000	10,221,462
3.100%, 04/05/2022 (2)	2,000,000	1,986,019
Hyundai Capital Services, Inc.,
2.625%, 09/29/2020 (1)(2)	9,225,000	9,139,483
Ingersoll-Rand Global Holding Co. Ltd,
5.750%, 06/15/2043	4,126,000	4,923,751
Ingersoll-Rand Luxembourg Finance SA,
4.650%, 11/01/2044 (1)	1,300,000	1,335,107
International Flavors & Fragrances, Inc.,
5.000%, 09/26/2048	10,000,000	10,497,407
Johnson Controls International PLC:
3.900%, 02/14/2026 (1)	10,000,000	10,230,543
5.250%, 12/01/2041 (1)	1,150,000	1,227,687
Kansas City Southern,
4.700%, 05/01/2048	12,000,000	12,548,770
Kerr-McGee Corp.,
7.875%, 09/15/2031	12,790,000	16,215,627
Keurig Dr Pepper, Inc.,
4.417%, 05/25/2025 (2)	7,000,000	7,253,763
Keysight Technologies, Inc.:
3.300%, 10/30/2019	13,300,000	13,329,971
4.550%, 10/30/2024	7,283,000	7,567,151
4.600%, 04/06/2027	31,321,000	32,376,346
Kinder Morgan Energy Partners LP:
6.850%, 02/15/2020	4,645,000	4,794,337
6.500%, 02/01/2037	400,000	462,907
6.950%, 01/15/2038	5,130,000	6,263,845
7.500%, 11/15/2040	8,041,000	10,216,136
Kinder Morgan, Inc.:
3.050%, 12/01/2019	7,000,000	7,006,979
5.000%, 02/15/2021 (2)	10,008,000	10,342,319
8.050%, 10/15/2030	15,009,000	19,181,949
7.800%, 08/01/2031	16,174,000	20,818,976
5.200%, 03/01/2048	8,025,000	8,431,489
Kinross Gold Corp.,
6.875%, 09/01/2041 (1)	5,500,000	5,610,000
Kraft Heinz Foods Co.:
4.000%, 06/15/2023	17,000,000	17,463,337
6.750%, 03/15/2032	10,000,000	11,596,602
5.000%, 07/15/2035	7,375,000	7,268,140
5.000%, 06/04/2042	5,000,000	4,728,718
Lafarge SA,
7.125%, 07/15/2036 (1)	1,500,000	1,763,733
LafargeHolcim Finance US LLC,
3.500%, 09/22/2026 (2)	12,565,000	12,101,502
Lear Corp.,
5.250%, 01/15/2025	21,600,000	22,462,403
Lennox International, Inc.,
3.000%, 11/15/2023	10,000,000	9,808,758
Magellan Midstream Partners LP:
5.000%, 03/01/2026	10,000,000	10,850,956
4.200%, 03/15/2045	8,770,000	7,980,757
4.250%, 09/15/2046	1,230,000	1,198,700
Marathon Oil Corp.,
2.800%, 11/01/2022	10,175,000	10,048,036
Marathon Petroleum Corp.:
3.400%, 12/15/2020	20,000,000	20,168,935
3.625%, 09/15/2024	2,500,000	2,522,152
4.750%, 09/15/2044	3,985,000	3,967,260
Martin Marietta Materials, Inc.,
6.250%, 05/01/2037	450,000	509,499
Masco Corp.:
7.125%, 03/15/2020	232,000	241,067
6.500%, 08/15/2032	13,934,000	15,851,510
McDonald's Corp.,
3.700%, 01/30/2026	7,250,000	7,484,378
Microchip Technology, Inc.:
3.922%, 06/01/2021 (2)	12,845,000	12,957,727
4.333%, 06/01/2023 (2)	9,000,000	9,182,527
Micron Technology, Inc.,
4.640%, 02/06/2024	3,000,000	3,077,481
Microsoft Corp.,
4.200%, 11/03/2035	5,650,000	6,211,768
Midwest Connector Capital Co. LLC,
3.900%, 04/01/2024 (2)	8,525,000	8,662,423
Molex Electronic Technologies LLC:
2.878%, 04/15/2020 (2)	26,313,000	26,267,955
3.900%, 04/15/2025 (2)	4,500,000	4,539,349
Mosaic Co.,
5.450%, 11/15/2033	16,101,000	17,310,544
MPLX LP:
4.875%, 12/01/2024	9,650,000	10,297,334
4.000%, 02/15/2025	8,125,000	8,275,767
4.875%, 06/01/2025	14,500,000	15,434,055
5.500%, 02/15/2049	8,825,000	9,413,271
4.900%, 04/15/2058	5,000,000	4,703,588
Murphy Oil Corp.,
4.450%, 12/01/2022	12,600,000	12,663,544
Mylan NV:
3.750%, 12/15/2020 (1)	5,875,000	5,928,221
3.150%, 06/15/2021 (1)	8,100,000	8,076,386
Mylan, Inc.:
3.125%, 01/15/2023 (2)	11,800,000	11,527,722
4.200%, 11/29/2023	4,525,000	4,599,324
4.550%, 04/15/2028	5,000,000	4,861,009
Newell Brands, Inc.,
3.850%, 04/01/2023	20,000,000	19,776,669
Noble Energy, Inc.:
3.900%, 11/15/2024	3,000,000	3,027,990
5.050%, 11/15/2044	3,000,000	2,978,032
NuStar Logistics LP:
4.800%, 09/01/2020	4,275,000	4,328,438
6.750%, 02/01/2021	3,000,000	3,120,000
Nutrien Ltd.:
4.000%, 12/15/2026 (1)	10,000,000	10,119,893
4.125%, 03/15/2035 (1)	6,550,000	6,181,478
nVent Finance Sarl:
3.950%, 04/15/2023 (1)	11,055,000	11,023,907
4.550%, 04/15/2028 (1)	10,000,000	10,064,230
ONEOK Partners LP:
3.375%, 10/01/2022	4,007,000	4,041,031
5.000%, 09/15/2023	8,300,000	8,821,642
ONEOK, Inc.:
4.250%, 02/01/2022	6,450,000	6,639,107
7.500%, 09/01/2023	22,959,000	26,572,293
Oracle Corp.,
3.900%, 05/15/2035	7,425,000	7,590,502
Orange SA,
9.000%, 03/01/2031 (1)	22,353,000	32,336,599
Owens Corning:
4.200%, 12/01/2024	10,000,000	10,104,053
3.400%, 08/15/2026	5,000,000	4,712,358
Packaging Corp. of America,
4.500%, 11/01/2023	4,700,000	4,966,655
Pactiv LLC,
7.950%, 12/15/2025	1,338,000	1,331,310
Pentair Finance SA,
2.650%, 12/01/2019 (1)	5,000,000	4,999,088
Pernod Ricard SA,
4.250%, 07/15/2022 (1)(2)	26,700,000	27,709,725
Perrigo Finance Unlimited Co.,
3.900%, 12/15/2024 (1)	31,500,000	30,551,023
Phillips 66:
4.650%, 11/15/2034	13,000,000	13,959,207
5.875%, 05/01/2042	5,000,000	6,080,001
4.875%, 11/15/2044	15,000,000	16,430,698
Phillips 66 Partners LP:
3.605%, 02/15/2025	2,000,000	1,996,411
4.680%, 02/15/2045	2,000,000	1,970,190
Plum Creek Timberlands LP:
4.700%, 03/15/2021	1,200,000	1,233,504
3.250%, 03/15/2023	8,375,000	8,387,225
POSCO:
4.250%, 10/28/2020 (1)(2)	2,300,000	2,347,702
4.000%, 08/01/2023 (1)(2)	13,000,000	13,378,286
Qwest Capital Funding, Inc.,
7.625%, 08/03/2021	200,000	206,930
Regency Energy Partners LP / Regency Energy Finance Corp.,
4.500%, 11/01/2023	11,850,000	12,345,266
Reliance Holding USA, Inc.:
4.500%, 10/19/2020 (2)	2,000,000	2,035,209
5.400%, 02/14/2022 (2)	3,500,000	3,671,213
Republic Services, Inc.:
5.500%, 09/15/2019	8,000,000	8,094,128
4.750%, 05/15/2023	13,459,000	14,347,610
2.900%, 07/01/2026	15,000,000	14,679,673
Rockies Express Pipeline LLC,
5.625%, 04/15/2020 (2)	2,695,000	2,752,269
Sabine Pass Liquefaction LLC:
5.625%, 03/01/2025	14,500,000	15,935,483
5.875%, 06/30/2026	50,315,000	55,964,486
Samarco Mineracao SA:
5.750%, 10/24/2023 (1)(2)(9)	5,475,000	3,627,188
5.375%, 09/26/2024 (1)(2)(9)	5,125,000	3,382,500
Schlumberger Holdings Corp.,
3.000%, 12/21/2020 (2)	11,000,000	11,046,346
Schneider Electric SE,
2.950%, 09/27/2022 (1)(2)	5,000,000	5,019,253
Seagate HDD Cayman,
4.250%, 03/01/2022 (1)	52,944,000	53,088,400
Sherwin-Williams Co.,
4.500%, 06/01/2047	10,550,000	10,382,298
Shire Acquisitions Investments Ireland DAC,
2.875%, 09/23/2023 (1)	54,946,000	54,225,466
Silgan Holdings, Inc.,
4.750%, 03/15/2025	1,000,000	981,250
SK Telecom Co. Ltd.,
6.625%, 07/20/2027 (1)(2)	960,000	1,175,846
Smithfield Foods, Inc.:
2.650%, 10/03/2021 (2)	10,200,000	9,806,605
3.350%, 02/01/2022 (2)	31,389,000	30,706,326
5.200%, 04/01/2029 (2)	12,000,000	12,060,962
Solvay Finance America LLC:
3.400%, 12/03/2020 (2)	39,226,000	39,413,355
4.450%, 12/03/2025 (2)	24,426,000	25,412,443
Sonoco Products Co.,
4.375%, 11/01/2021	1,000,000	1,028,346
Spectra Energy Partners LP:
3.500%, 03/15/2025	15,150,000	15,149,806
4.500%, 03/15/2045	5,000,000	5,062,932
Sprint Capital Corp.,
6.900%, 05/01/2019	975,000	977,438
Standard Industries, Inc.:
6.000%, 10/15/2025 (2)	8,511,000	8,911,783
4.750%, 01/15/2028 (2)	21,000,000	20,055,000
Stanley Black & Decker, Inc.,
4.850%, 11/15/2048	4,175,000	4,662,136
Sunoco Finance Corp.,
4.875%, 01/15/2023	2,000,000	2,031,800
Sunoco Logistics Partners Operations LP:
3.450%, 01/15/2023	2,000,000	2,007,900
6.100%, 02/15/2042	1,000,000	1,071,797
Tallgrass Energy Finance Corp.,
4.750%, 10/01/2023 (2)	7,000,000	7,041,580
Targa Resources Partners LP:
6.500%, 07/15/2027 (2)	1,000,000	1,078,750
5.000%, 01/15/2028	28,000,000	27,615,000
TC PipeLines LP:
4.375%, 03/13/2025	26,205,000	26,891,441
3.900%, 05/25/2027	5,885,000	5,819,788
Tech Data Corp.,
3.700%, 02/15/2022	7,000,000	7,045,886
Telecom Italia Capital SA:
7.175%, 06/18/2019 (1)	900,000	905,931
5.303%, 05/30/2024 (1)(2)	21,500,000	21,607,500
7.200%, 07/18/2036 (1)	3,175,000	3,223,895
Telefonica Emisiones SAU:
5.462%, 02/16/2021 (1)	2,402,000	2,510,092
4.570%, 04/27/2023 (1)	1,000,000	1,053,863
4.103%, 03/08/2027 (1)	8,125,000	8,241,108
7.045%, 06/20/2036 (1)	4,925,000	5,993,659
5.213%, 03/08/2047 (1)	5,000,000	5,069,318
4.895%, 03/06/2048 (1)	9,475,000	9,232,851
5.520%, 03/01/2049 (1)	12,000,000	12,554,500
TELUS Corp.,
2.800%, 02/16/2027 (1)	13,100,000	12,486,735
Tenet Healthcare Corp.,
6.750%, 06/15/2023	1,000,000	1,030,000
Teva Pharmaceutical Finance Netherlands III BV:
2.800%, 07/21/2023 (1)	24,275,000	21,656,792
3.150%, 10/01/2026 (1)	36,000,000	29,411,589
Thermo Fisher Scientific, Inc.,
3.300%, 02/15/2022	7,000,000	7,090,116
Time Warner Cable LLC,
8.250%, 04/01/2019	35,000	35,000
Time Warner, Inc.:
3.800%, 02/15/2027	3,500,000	3,485,762
4.850%, 07/15/2045	12,000,000	12,112,302
Timken Co.:
3.875%, 09/01/2024	18,500,000	18,642,380
4.500%, 12/15/2028	6,025,000	6,070,106
T-Mobile USA, Inc.,
4.750%, 02/01/2028	17,250,000	17,099,063
Total System Services, Inc.:
3.800%, 04/01/2021	2,199,000	2,232,638
4.000%, 06/01/2023	10,775,000	11,070,444
TransCanada PipeLines Ltd.,
4.750%, 05/15/2038 (1)	10,000,000	10,466,423
Transcontinental Gas Pipe Line Co. LLC,
4.450%, 08/01/2042	2,600,000	2,566,217
Transocean, Inc.:
8.375%, 12/15/2021 (1)	5,500,000	5,788,750
5.800%, 10/15/2022 (1)	5,000,000	4,900,000
TTX Co.:
4.650%, 06/15/2044 (2)	7,710,000	8,363,360
3.900%, 02/01/2045 (2)	25,325,000	24,620,352
Tyco Electronics Group SA,
7.125%, 10/01/2037 (1)	500,000	663,370
Tyson Foods, Inc.,
5.100%, 09/23/2048	4,650,000	4,732,612
United Rentals North America, Inc.:
4.625%, 10/15/2025	15,540,000	15,345,750
5.875%, 09/15/2026	13,000,000	13,438,750
6.500%, 12/15/2026	5,000,000	5,262,500
Vale Overseas Ltd.:
4.375%, 01/11/2022 (1)	1,063,000	1,083,729
6.250%, 08/10/2026 (1)	22,000,000	23,914,000
8.250%, 01/17/2034 (1)	425,000	532,312
6.875%, 11/21/2036 (1)	10,475,000	11,983,400
6.875%, 11/10/2039 (1)	15,850,000	18,187,875
Valeant Pharmaceuticals International, Inc.,
5.875%, 05/15/2023 (1)(2)	5,000,000	5,062,500
Valero Energy Corp.:
3.400%, 09/15/2026	17,500,000	17,121,514
6.625%, 06/15/2037	5,000,000	6,126,046
Valero Energy Partners LP,
4.500%, 03/15/2028	20,000,000	20,686,755
Verisk Analytics, Inc.:
5.800%, 05/01/2021	2,585,000	2,730,848
4.000%, 06/15/2025	10,000,000	10,427,539
Verizon Communications, Inc.:
4.500%, 08/10/2033	15,710,000	16,605,371
4.400%, 11/01/2034	790,000	821,836
4.272%, 01/15/2036	19,793,000	20,019,542
5.250%, 03/16/2037	18,225,000	20,501,931
4.812%, 03/15/2039	38,575,000	41,321,821
Viterra, Inc.,
5.950%, 08/01/2020 (1)(2)	7,000,000	7,237,300
Vodafone Group PLC:
7.875%, 02/15/2030 (1)	9,793,000	12,408,461
6.150%, 02/27/2037 (1)	11,825,000	13,114,470
4.375%, 02/19/2043 (1)	5,054,000	4,527,979
Volkswagen Group of America Finance LLC:
4.000%, 11/12/2021 (2)	9,000,000	9,181,571
4.250%, 11/13/2023 (2)	18,000,000	18,547,450
Vulcan Materials Co.:
4.500%, 04/01/2025	3,000,000	3,096,083
4.700%, 03/01/2048	500,000	462,051
Wabtec Corp.:
4.375%, 08/15/2023	9,750,000	9,875,125
3.450%, 11/15/2026	27,225,000	25,294,995
Walgreens Boots Alliance, Inc.:
3.300%, 11/18/2021	8,060,000	8,151,233
3.800%, 11/18/2024	10,000,000	10,191,821
3.450%, 06/01/2026	7,000,000	6,850,570
Walmart, Inc.,
4.050%, 06/29/2048	11,975,000	12,718,026
Walt Disney Co.:
3.700%, 09/15/2024 (2)	4,025,000	4,194,619
7.430%, 10/01/2026 (2)	3,300,000	4,167,308
6.150%, 03/01/2037 (2)	9,000,000	11,646,739
5.400%, 10/01/2043 (2)	5,000,000	6,185,524
4.750%, 09/15/2044 (2)	1,950,000	2,235,015
Waste Management, Inc.,
3.900%, 03/01/2035	5,000,000	5,010,142
Weatherford International Ltd.,
4.500%, 04/15/2022 (1)	5,020,000	3,514,000
Western Digital Corp.,
4.750%, 02/15/2026	57,075,000	54,506,625
Western Gas Partners LP,
4.000%, 07/01/2022	17,845,000	18,098,186
WestRock MWV LLC:
7.375%, 09/01/2019	6,650,000	6,767,446
9.750%, 06/15/2020	1,160,000	1,252,240
8.200%, 01/15/2030	3,012,000	3,936,166
Williams Companies, Inc.:
7.875%, 09/01/2021	5,065,000	5,597,555
3.700%, 01/15/2023	44,375,000	45,175,229
4.550%, 06/24/2024	7,629,000	8,053,111
7.500%, 01/15/2031	120,000	150,724
7.750%, 06/15/2031	3,500,000	4,456,571
5.750%, 06/24/2044	2,500,000	2,749,803
Williams Partners LP:
5.250%, 03/15/2020	2,390,000	2,440,720
6.300%, 04/15/2040	1,590,000	1,858,882
Woodside Finance Ltd.,
3.650%, 03/05/2025 (1)(2)	15,575,000	15,475,025
WPX Energy, Inc.,
6.000%, 01/15/2022	4,000,000	4,150,000
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.,
4.250%, 05/30/2023 (2)	4,000,000	3,930,000
Xerox Corp.,
3.625%, 03/15/2023	35,175,000	34,275,224
Yara International ASA:
7.875%, 06/11/2019 (1)(2)	5,880,000	5,932,111
3.800%, 06/06/2026 (1)(2)	20,250,000	19,733,505
Zimmer Biomet Holdings, Inc.,
3.550%, 04/01/2025	5,000,000	4,930,150
Zoetis, Inc.:
3.450%, 11/13/2020	11,885,000	11,993,255
3.250%, 02/01/2023	24,701,000	24,965,586
4.500%, 11/13/2025	16,275,000	17,276,650
Total Industrials		4,953,561,355	26.6%

Utilities
Appalachian Power Co.,
6.700%, 08/15/2037	1,400,000	1,733,330
Berkshire Hathaway Energy Co.,
3.500%, 02/01/2025	7,000,000	7,166,431
CMS Energy Corp.,
5.050%, 03/15/2022	1,000,000	1,056,556
Consolidated Edison Co. of New York, Inc.,
4.625%, 12/01/2054	7,600,000	8,080,646
Dominion Resources, Inc.,
5.950%, 06/15/2035	1,880,000	2,199,467
Edison International,
2.950%, 03/15/2023	5,000,000	4,642,358
EDP Finance BV:
4.125%, 01/15/2020 (1)(2)	8,816,000	8,853,380
3.625%, 07/15/2024 (1)(2)	27,200,000	26,996,217
Enel Finance International NV:
2.875%, 05/25/2022 (1)(2)	7,500,000	7,372,270
3.625%, 05/25/2027 (1)(2)	27,500,000	26,316,528
3.500%, 04/06/2028 (1)(2)	7,000,000	6,578,640
6.800%, 09/15/2037 (1)(2)	3,875,000	4,624,201
6.000%, 10/07/2039 (1)(2)	631,000	696,682
4.750%, 05/25/2047 (1)(2)	42,584,000	40,608,407
Exelon Corp.:
3.950%, 06/15/2025	15,775,000	16,328,921
5.100%, 06/15/2045	5,875,000	6,572,456
Exelon Generation Co. LLC,
5.600%, 06/15/2042	6,100,000	6,420,093
Fortis Inc.,
3.055%, 10/04/2026 (1)	14,150,000	13,512,525
Infraestructura Energetica Nova SAB de CV,
3.750%, 01/14/2028 (1)(2)	5,000,000	4,543,750
KeySpan Corp.,
8.000%, 11/15/2030	1,875,000	2,555,061
Mega Advance Investments Ltd.,
5.000%, 05/12/2021 (1)(2)	2,800,000	2,882,491
NiSource, Inc.,
3.950%, 03/30/2048	11,775,000	11,207,392
PSEG Power LLC,
3.000%, 06/15/2021	25,027,000	24,910,144
RGS I&M Funding Corp.,
9.820%, 12/07/2022	363,293	407,667
Southern Co.,
2.950%, 07/01/2023	17,400,000	17,323,937
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (1)(2)	6,000,000	6,155,760
Total Utilities		259,745,310	1.4%

Financials
ABN AMRO Bank NV:
2.450%, 06/04/2020 (1)(2)	13,000,000	12,947,441
7.750%, 05/15/2023 (1)(2)	8,000,000	8,972,295
4.750%, 07/28/2025 (1)(2)	28,175,000	29,269,570
4.800%, 04/18/2026 (1)(2)	18,925,000	19,744,888
AIA Group Ltd.,
3.200%, 03/11/2025 (1)(2)	9,000,000	8,935,425
AIG SunAmerica Global Financing X,
6.900%, 03/15/2032 (2)	2,000,000	2,638,625
Ally Financial, Inc.:
3.750%, 11/18/2019	18,200,000	18,245,500
4.125%, 03/30/2020	10,000,000	10,065,900
5.125%, 09/30/2024	3,000,000	3,153,750
American International Group, Inc.:
6.400%, 12/15/2020	3,500,000	3,701,231
4.875%, 06/01/2022	25,951,000	27,454,540
3.750%, 07/10/2025	11,400,000	11,407,689
3.875%, 01/15/2035	15,000,000	13,734,501
6.820%, 11/15/2037	4,173,000	5,056,893
AmSouth Bancorporation,
6.750%, 11/01/2025	1,110,000	1,289,641
Anthem, Inc.,
3.350%, 12/01/2024	7,050,000	7,099,028
ANZ New Zealand (Int'l) Ltd.:
2.750%, 02/03/2021 (1)(2)	10,000,000	9,962,559
2.125%, 07/28/2021 (1)(2)	17,175,000	16,849,660
Aon Corp.,
5.000%, 09/30/2020	150,000	155,103
Aon PLC,
3.875%, 12/15/2025 (1)	14,490,000	14,958,098
Assurant, Inc.,
3.860%, 03/26/2021 (3 Month LIBOR USD + 1.250%) (3)	12,000,000	11,974,103
Australia & New Zealand Banking Group Ltd.,
4.500%, 03/19/2024 (1)(2)	32,000,000	32,962,508
Banco Santander SA:
3.500%, 04/11/2022 (1)	12,000,000	12,113,940
3.848%, 04/12/2023 (1)	16,700,000	16,842,211
5.179%, 11/19/2025 (1)	11,150,000	11,767,649
Bank of America Corp.:
2.625%, 04/19/2021	17,500,000	17,456,388
2.369%, 07/21/2021 (3 Month LIBOR USD + 0.660%) (3)	4,500,000	4,469,313
3.300%, 01/11/2023	22,650,000	22,937,560
3.004%, 12/20/2023 (3 Month LIBOR USD + 0.790%) (3)	8,352,000	8,318,740
3.864%, 07/23/2024 (3 Month LIBOR USD + 0.940%) (3)	12,575,000	12,932,253
3.458%, 03/15/2025 (3 Month LIBOR USD + 0.970%) (3)	9,650,000	9,746,048
3.093%, 10/01/2025 (3 Month LIBOR USD + 1.090%) (3)	12,000,000	11,900,531
3.248%, 10/21/2027	6,000,000	5,874,267
7.750%, 05/14/2038	725,000	1,006,638
Bank of Montreal:
1.900%, 08/27/2021 (1)	26,450,000	25,990,267
3.803%, 12/15/2032 (5 Year Swap Rate USD + 1.432%) (1)(3)	5,000,000	4,835,000
Bank of Nova Scotia:
2.450%, 09/19/2022 (1)	8,225,000	8,151,913
4.500%, 12/16/2025 (1)	8,048,000	8,367,249
Bank of Tokyo-Mitsubishi UFJ Ltd.,
2.300%, 03/05/2020 (1)(2)	8,075,000	8,042,880
Banque Federative du Credit Mutuel SA,
3.750%, 07/20/2023 (1)(2)	12,475,000	12,779,059
Barclays PLC:
2.750%, 11/08/2019 (1)	7,000,000	6,984,390
3.250%, 01/12/2021 (1)	25,000,000	24,988,250
3.684%, 01/10/2023 (1)	22,500,000	22,473,197
4.610%, 02/15/2023 (3 Month LIBOR USD + 1.400%) (1)(3)	10,000,000	10,206,259
4.338%, 05/16/2024 (3 Month LIBOR USD + 1.356%) (1)(3)	5,000,000	5,055,333
3.650%, 03/16/2025 (1)	17,350,000	16,916,927
4.337%, 01/10/2028 (1)	10,000,000	9,938,953
BB&T Corp.,
2.625%, 06/29/2020	13,000,000	12,987,760
Berkshire Hathaway Finance Corp.,
4.400%, 05/15/2042	3,500,000	3,738,998
BNP Paribas SA:
5.000%, 01/15/2021 (1)	5,000,000	5,193,057
3.500%, 03/01/2023 (1)(2)	4,000,000	4,000,335
3.375%, 01/09/2025 (1)(2)	8,000,000	7,838,297
BNZ International Funding Ltd.:
2.400%, 02/21/2020 (1)(2)	8,000,000	7,971,577
2.750%, 03/02/2021 (1)(2)	18,750,000	18,666,542
3.375%, 03/01/2023 (1)(2)	24,750,000	24,977,475
BPCE SA:
5.700%, 10/22/2023 (1)(2)	31,200,000	33,245,222
4.625%, 07/11/2024 (1)(2)	3,185,000	3,233,664
5.150%, 07/21/2024 (1)(2)	37,902,000	39,552,554
4.500%, 03/15/2025 (1)(2)	10,475,000	10,533,032
Brighthouse Financial, Inc.,
4.700%, 06/22/2047	7,000,000	5,580,030
Brown & Brown, Inc.,
4.500%, 03/15/2029	4,090,000	4,133,689
Capital One Financial Corp.:
3.050%, 03/09/2022	10,000,000	10,051,531
3.200%, 01/30/2023	5,000,000	5,006,423
3.750%, 07/28/2026	11,960,000	11,649,157
Capital One NA:
1.850%, 09/13/2019	5,000,000	4,977,374
3.375%, 02/15/2023	42,388,000	42,353,501
CIT Group, Inc.:
4.125%, 03/09/2021	100,000	101,250
5.000%, 08/01/2023	5,000,000	5,243,750
4.750%, 02/16/2024	13,000,000	13,487,500
5.250%, 03/07/2025	100,000	106,405
Citigroup, Inc.:
2.400%, 02/18/2020	8,000,000	7,968,957
2.350%, 08/02/2021	8,125,000	8,029,934
3.142%, 01/24/2023 (3 Month LIBOR USD + 0.722%) (3)	10,000,000	10,034,542
2.876%, 07/24/2023 (3 Month LIBOR USD + 0.950%) (3)	12,450,000	12,370,589
4.056%, 09/01/2023 (3 Month LIBOR USD + 1.430%) (3)	8,000,000	8,132,990
3.700%, 01/12/2026	4,700,000	4,774,362
3.887%, 01/10/2028 (3 Month LIBOR USD + 1.563%) (3)	30,000,000	30,464,530
Citizens Bank NA:
2.450%, 12/04/2019	6,775,000	6,758,614
2.550%, 05/13/2021	6,175,000	6,131,221
CNA Financial Corp.:
5.875%, 08/15/2020	6,839,000	7,111,692
5.750%, 08/15/2021	9,752,000	10,369,402
7.250%, 11/15/2023	12,400,000	14,205,253
4.500%, 03/01/2026	21,125,000	22,007,757
3.450%, 08/15/2027	9,000,000	8,784,946
CNO Financial Group, Inc.:
4.500%, 05/30/2020	5,000,000	5,025,000
5.250%, 05/30/2025	18,640,000	19,292,400
Comerica Bank,
4.000%, 07/27/2025	21,425,000	22,107,975
Commonwealth Bank of Australia,
4.500%, 12/09/2025 (1)(2)	19,000,000	19,491,566
Compass Bank:
2.750%, 09/29/2019	38,994,000	38,957,009
2.875%, 06/29/2022	15,700,000	15,535,901
3.875%, 04/10/2025	31,180,000	30,870,945
Cooperatieve Rabobank UA:
3.875%, 02/08/2022 (1)	4,150,000	4,268,067
4.625%, 12/01/2023 (1)	7,229,000	7,551,292
3.750%, 07/21/2026 (1)	23,000,000	22,639,789
Credit Agricole SA:
3.375%, 01/10/2022 (1)(2)	23,225,000	23,366,487
3.750%, 04/24/2023 (1)(2)	8,375,000	8,466,982
3.250%, 10/04/2024 (1)(2)	8,575,000	8,455,037
4.375%, 03/17/2025 (1)(2)	23,403,000	23,807,778
Credit Suisse AG,
5.300%, 08/13/2019 (1)	7,166,000	7,230,394
Credit Suisse Group AG:
3.574%, 01/09/2023 (1)(2)	9,000,000	9,030,905
4.207%, 06/12/2024 (3 Month LIBOR USD + 1.240%) (1)(2)(3)	6,000,000	6,146,301
4.282%, 01/09/2028 (1)(2)	15,000,000	15,172,319
3.869%, 01/12/2029 (3 Month LIBOR USD + 1.410%) (1)(2)(3)	10,850,000	10,634,848
Credit Suisse Group Funding Guernsey Ltd.:
3.800%, 06/09/2023 (1)	21,400,000	21,733,332
3.750%, 03/26/2025 (1)	15,000,000	15,113,543
4.550%, 04/17/2026 (1)	5,000,000	5,222,397
Daiwa Securities Group, Inc.,
3.129%, 04/19/2022 (1)(2)	14,175,000	14,116,933
Deutsche Bank AG:
2.950%, 08/20/2020 (1)	8,625,000	8,535,716
3.150%, 01/22/2021 (1)	16,954,000	16,699,032
3.375%, 05/12/2021 (1)	5,450,000	5,365,994
4.250%, 10/14/2021 (1)	29,900,000	30,034,235
5.000%, 02/14/2022 (1)	10,000,000	10,221,687
3.300%, 11/16/2022 (1)	17,625,000	17,066,147
3.950%, 02/27/2023 (1)	3,325,000	3,283,782
Digital Realty Trust LP,
4.450%, 07/15/2028	7,000,000	7,308,187
Discover Bank:
8.700%, 11/18/2019	3,237,000	3,348,624
3.100%, 06/04/2020	12,000,000	12,027,129
3.350%, 02/06/2023	7,000,000	7,037,830
4.650%, 09/13/2028	8,225,000	8,592,676
Discover Financial Services:
3.950%, 11/06/2024	25,000,000	25,456,293
4.100%, 02/09/2027	4,600,000	4,597,401
Fifth Third Bancorp,
2.875%, 07/27/2020	9,825,000	9,840,327
First Horizon National Corp.,
3.500%, 12/15/2020	29,022,000	29,172,766
First Republic Bank,
4.625%, 02/13/2047	1,850,000	1,878,488
First Tennessee Bank NA,
2.950%, 12/01/2019	12,000,000	11,991,767
FMR LLC:
4.950%, 02/01/2033 (2)	4,235,000	4,811,343
6.500%, 12/14/2040 (2)	1,820,000	2,377,847
GE Capital International Funding Co. Unlimited Co.,
2.342%, 11/15/2020 (1)	24,200,000	23,900,158
Goldman Sachs Group, Inc.:
2.550%, 10/23/2019	4,000,000	3,994,043
2.300%, 12/13/2019	12,450,000	12,408,864
5.250%, 07/27/2021	1,100,000	1,155,525
2.350%, 11/15/2021	10,000,000	9,845,718
5.750%, 01/24/2022	15,100,000	16,194,410
4.229%, 11/29/2023 (3 Month LIBOR USD + 1.600%) (3)	10,000,000	10,225,700
3.500%, 01/23/2025	9,400,000	9,378,251
3.272%, 09/29/2025 (3 Month LIBOR USD + 1.201%) (3)	24,000,000	23,691,664
3.814%, 04/23/2029 (3 Month LIBOR USD + 1.158%) (3)	17,875,000	17,708,573
4.223%, 05/01/2029 (3 Month LIBOR USD + 1.301%) (3)	15,050,000	15,381,092
6.345%, 02/15/2034	125,000	150,530
6.750%, 10/01/2037	300,000	365,723
Guardian Life Insurance Co. of America:
4.875%, 06/19/2064 (2)	11,215,000	11,954,198
4.850%, 01/24/2077 (2)	10,546,000	11,075,679
Harborwalk Funding Trust,
5.077%, 02/15/2069 (3 Month LIBOR USD + 3.191%) (2)(3)	10,000,000	10,500,400
Hartford Financial Services Group, Inc.,
5.125%, 04/15/2022	6,097,000	6,505,255
High Street Funding Trust I,
4.111%, 02/15/2028 (2)	9,000,000	9,126,000
High Street Funding Trust II,
4.682%, 02/15/2048 (2)	7,000,000	7,126,000
Highmark, Inc.,
4.750%, 05/15/2021 (2)	7,800,000	7,983,097
HSBC Holdings PLC:
3.400%, 03/08/2021 (1)	9,100,000	9,180,165
2.650%, 01/05/2022 (1)	4,000,000	3,964,083
3.262%, 03/13/2023 (3 Month LIBOR USD + 1.055%) (1)(3)	30,996,000	31,071,787
3.600%, 05/25/2023 (1)	6,000,000	6,105,140
3.950%, 05/18/2024 (3 Month LIBOR USD + 0.987%) (1)(3)	9,000,000	9,178,485
3.803%, 03/11/2025 (3 Month LIBOR USD + 1.211%) (1)(3)	5,200,000	5,271,155
4.583%, 06/19/2029 (3 Month LIBOR USD + 1.535%) (1)(3)	17,125,000	18,000,760
HSBC USA, Inc.,
2.350%, 03/05/2020	2,750,000	2,741,955
Humana, Inc.,
8.150%, 06/15/2038	8,983,000	12,365,349
Huntington Bancshares, Inc.:
3.150%, 03/14/2021	17,225,000	17,368,200
2.300%, 01/14/2022	15,225,000	14,995,364
Huntington National Bank,
2.875%, 08/20/2020	12,275,000	12,294,021
ING Bank NV:
2.450%, 03/16/2020 (1)(2)	9,500,000	9,472,859
2.750%, 03/22/2021 (1)(2)	9,175,000	9,153,351
5.800%, 09/25/2023 (1)(2)	43,530,000	46,931,404
ING Groep NV,
3.150%, 03/29/2022 (1)	4,000,000	4,001,986
Invesco Finance PLC,
3.125%, 11/30/2022 (1)	5,500,000	5,500,618
Jackson National Life Global Funding,
3.250%, 01/30/2024 (2)	10,000,000	10,051,376
Jefferies Group LLC,
6.450%, 06/08/2027	1,300,000	1,419,305
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.:
4.850%, 01/15/2027	15,750,000	15,830,064
4.150%, 01/23/2030	30,200,000	27,649,015
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (2)	17,615,000	20,505,985
JPMorgan Chase & Co.:
4.250%, 10/15/2020	8,900,000	9,101,167
2.295%, 08/15/2021	22,000,000	21,744,760
4.350%, 08/15/2021	2,400,000	2,484,180
4.500%, 01/24/2022	4,400,000	4,602,596
3.200%, 01/25/2023	5,350,000	5,423,555
4.009%, 10/24/2023 (3 Month LIBOR USD + 1.230%) (3)	10,000,000	10,150,400
3.559%, 04/23/2024 (3 Month LIBOR USD + 0.730%) (3)	15,575,000	15,840,727
3.125%, 01/23/2025	21,850,000	21,866,199
KEB Hana Bank,
1.750%, 10/18/2019 (1)(2)	16,750,000	16,660,588
KeyBank NA:
2.250%, 03/16/2020	9,425,000	9,382,866
3.400%, 05/20/2026	21,575,000	21,381,121
KeyCorp,
2.900%, 09/15/2020	17,200,000	17,240,428
Liberty Mutual Group, Inc.:
6.500%, 03/15/2035 (2)	750,000	876,517
10.750%, 06/15/2088 (3 Month LIBOR USD + 7.120%) (2)(3)	900,000	1,314,000
Liberty Mutual Insurance Co.,
7.697%, 10/15/2097 (2)	375,000	504,791
Life Storage LP,
3.875%, 12/15/2027	2,575,000	2,522,714
Lincoln National Corp.,
4.801%, 04/20/2067 (3 Month LIBOR USD + 2.040%) (3)	930,000	762,600
Lloyds Bank PLC:
5.800%, 01/13/2020 (1)(2)	6,350,000	6,496,217
4.050%, 08/16/2023 (1)	6,575,000	6,704,424
Lloyds Banking Group PLC:
2.907%, 11/07/2023 (3 Month LIBOR USD + 0.810%) (1)(3)	9,400,000	9,169,757
3.750%, 01/11/2027 (1)	7,800,000	7,671,338
4.375%, 03/22/2028 (1)	15,000,000	15,359,595
3.574%, 11/07/2028 (3 Month LIBOR USD + 1.205%) (1)(3)	21,550,000	20,693,467
Macquarie Bank Ltd.:
2.400%, 01/21/2020 (1)(2)	17,750,000	17,696,271
6.625%, 04/07/2021 (1)(2)	275,000	292,888
4.875%, 06/10/2025 (1)(2)	7,800,000	8,056,469
Macquarie Group Ltd.:
7.625%, 08/13/2019 (1)(2)	2,467,000	2,509,489
3.189%, 11/28/2023 (3 Month LIBOR USD + 1.023%) (1)(2)(3)	35,850,000	35,513,189
4.150%, 03/27/2024 (3 Month LIBOR USD + 1.330%) (1)(2)(3)	21,000,000	21,370,452
Manufacturers & Traders Trust Co.,
3.711%, 12/28/2020 (1 Month LIBOR USD + 1.215%) (3)	9,483,000	9,490,171
Manulife Financial Corp.:
4.900%, 09/17/2020 (1)	3,234,000	3,323,717
4.150%, 03/04/2026 (1)	16,375,000	17,228,309
Marsh & McLennan Companies, Inc.:
4.800%, 07/15/2021	1,000,000	1,039,810
3.300%, 03/14/2023	6,875,000	6,969,593
3.750%, 03/14/2026	9,225,000	9,500,683
5.875%, 08/01/2033	3,729,000	4,496,734
Massachusetts Mutual Life Insurance Co.:
7.625%, 11/15/2023 (2)	3,184,000	3,669,334
8.875%, 06/01/2039 (2)	11,942,000	18,773,232
4.900%, 04/01/2077 (2)	8,000,000	8,462,374
MBIA Insurance Corp.,
13.857%, 01/15/2033 (3 Month LIBOR USD + 11.260%) (2)(3)(9)	700,000	458,500
MetLife Capital Trust IV,
7.875%, 12/15/2067 (2)	900,000	1,098,000
MetLife, Inc.:
4.875%, 11/13/2043	3,375,000	3,756,856
4.050%, 03/01/2045	9,025,000	9,015,533
Mitsubishi UFJ Financial Group, Inc.:
2.950%, 03/01/2021 (1)	5,749,000	5,758,835
2.190%, 09/13/2021 (1)	20,000,000	19,648,165
3.455%, 03/02/2023 (1)	15,000,000	15,205,348
Mitsubishi UFJ Trust & Banking Corp.,
2.450%, 10/16/2019 (1)(2)	10,000,000	9,981,702
Mizuho Bank Ltd.,
2.400%, 03/26/2020 (1)(2)	20,225,000	20,159,368
Mizuho Financial Group, Inc.:
2.953%, 02/28/2022 (1)	9,750,000	9,733,306
2.601%, 09/11/2022 (1)	5,000,000	4,935,663
3.922%, 09/11/2024 (3 Month LIBOR USD + 1.000%) (1)(3)	9,000,000	9,261,906
3.170%, 09/11/2027 (1)	24,650,000	24,352,906
Morgan Stanley:
7.300%, 05/13/2019	4,675,000	4,699,076
5.625%, 09/23/2019	10,225,000	10,358,153
2.650%, 01/27/2020	7,000,000	6,992,167
3.125%, 01/23/2023	15,000,000	15,045,749
3.750%, 02/25/2023	1,000,000	1,025,689
4.179%, 10/24/2023 (3 Month LIBOR USD + 1.400%) (3)	10,000,000	10,155,493
3.700%, 10/23/2024	5,000,000	5,087,785
4.000%, 07/23/2025	2,500,000	2,573,048
3.875%, 01/27/2026	7,000,000	7,157,160
3.125%, 07/27/2026	13,175,000	12,825,407
3.591%, 07/22/2028 (3 Month LIBOR USD + 1.340%) (3)	15,350,000	15,233,965
MUFG Americas Holdings Corp.,
3.500%, 06/18/2022	1,150,000	1,167,760
Nationwide Building Society:
3.766%, 03/08/2024 (3 Month LIBOR USD + 1.064%) (1)(2)(3)	14,500,000	14,437,915
3.900%, 07/21/2025 (1)(2)	8,100,000	8,246,265
4.000%, 09/14/2026 (1)(2)	53,541,000	51,419,318
4.302%, 03/08/2029 (3 Month LIBOR USD + 1.452%) (1)(2)(3)	1,425,000	1,445,596
4.125%, 10/18/2032 (5 Year Mid Swap Rate USD + 1.849%) (1)(2)(3)	8,000,000	7,447,226
Nationwide Financial Services, Inc.,
5.375%, 03/25/2021 (2)	15,088,000	15,691,301
Nationwide Mutual Insurance Co.:
7.875%, 04/01/2033 (2)	5,600,000	7,751,276
9.375%, 08/15/2039 (2)	20,434,000	32,216,877
New England Mutual Life Insurance Co.,
7.875%, 02/15/2024 (2)	3,200,000	3,837,783
New York Life Insurance Co.,
6.750%, 11/15/2039 (2)	25,105,000	34,411,887
Nippon Life Insurance Co.,
5.000%, 10/18/2042 (3 Month LIBOR USD + 4.240%) (1)(2)(3)	2,000,000	2,075,000
Nomura Holdings, Inc.,
6.700%, 03/04/2020 (1)	3,050,000	3,154,350
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (2)	16,000,000	16,223,221
Principal Financial Group, Inc.:
3.300%, 09/15/2022	1,215,000	1,223,623
3.125%, 05/15/2023	3,675,000	3,687,800
Principal Life Global Funding II,
2.200%, 04/08/2020 (2)	8,000,000	7,952,058
Protective Life Corp.,
7.375%, 10/15/2019	5,360,000	5,485,099
Protective Life Global Funding,
2.700%, 11/25/2020 (2)	10,725,000	10,706,657
Prudential Financial, Inc.,
3.878%, 03/27/2028	11,275,000	11,833,301
Prudential Insurance Co. of America,
8.300%, 07/01/2025 (2)	21,011,000	26,575,063
Raymond James Financial, Inc.:
3.625%, 09/15/2026	425,000	420,615
4.950%, 07/15/2046	15,000,000	15,863,729
Realty Income Corp.,
3.875%, 04/15/2025	10,000,000	10,353,061
Regions Financial Corp.:
3.200%, 02/08/2021	30,725,000	30,958,261
2.750%, 08/14/2022	14,900,000	14,783,678
Reliance Standard Life Global Funding II:
2.500%, 01/15/2020 (2)	14,000,000	13,938,834
2.375%, 05/04/2020 (2)	20,750,000	20,618,035
3.050%, 01/20/2021 (2)	10,954,000	10,943,549
Royal Bank of Canada,
4.650%, 01/27/2026 (1)	29,930,000	31,730,765
Royal Bank of Scotland Group PLC:
3.498%, 05/15/2023 (3 Month LIBOR USD + 1.480%) (1)(3)	62,335,000	61,892,218
4.519%, 06/25/2024 (3 Month LIBOR USD + 1.550%) (1)(3)	17,475,000	17,869,629
4.892%, 05/18/2029 (3 Month LIBOR USD + 1.754%) (1)(3)	4,250,000	4,412,381
Santander Holdings USA, Inc.,
3.400%, 01/18/2023	5,750,000	5,746,769
Santander UK Group Holdings PLC:
2.875%, 08/05/2021 (1)	9,375,000	9,294,188
3.823%, 11/03/2028 (3 Month LIBOR USD + 1.400%) (1)(3)	6,000,000	5,816,258
Santander UK PLC:
5.000%, 11/07/2023 (1)(2)	28,625,000	29,311,027
4.000%, 03/13/2024 (1)	7,700,000	8,000,960
Societe Generale SA:
5.200%, 04/15/2021 (1)(2)	10,100,000	10,543,201
3.250%, 01/12/2022 (1)(2)	20,000,000	19,997,861
4.250%, 09/14/2023 (1)(2)	9,725,000	9,973,981
5.000%, 01/17/2024 (1)(2)	13,000,000	13,565,783
3.875%, 03/28/2024 (1)	10,000,000	10,031,947
4.250%, 04/14/2025 (1)(2)	21,975,000	22,130,711
Standard Chartered PLC:
2.100%, 08/19/2019 (1)(2)	18,685,000	18,624,410
2.250%, 04/17/2020 (1)(2)	7,000,000	6,937,315
3.050%, 01/15/2021 (1)(2)	14,000,000	13,945,988
3.885%, 03/15/2024 (3 Month LIBOR USD + 1.080%) (1)(2)(3)	9,800,000	9,832,691
5.700%, 03/26/2044 (1)(2)	14,000,000	15,205,636
Stifel Financial Corp.:
3.500%, 12/01/2020	5,000,000	5,028,857
4.250%, 07/18/2024	19,615,000	20,188,696
Sumitomo Mitsui Banking Corp.:
2.450%, 01/16/2020 (1)	13,025,000	12,991,688
3.000%, 01/18/2023 (1)	2,500,000	2,507,214
Sumitomo Mitsui Financial Group, Inc.:
2.784%, 07/12/2022 (1)	13,325,000	13,256,293
3.102%, 01/17/2023 (1)	16,125,000	16,178,156
SunTrust Banks, Inc.:
2.900%, 03/03/2021	5,125,000	5,137,744
3.689%, 08/02/2024 (3 Month LIBOR USD + 0.735%) (3)	6,345,000	6,506,858
3.300%, 05/15/2026	28,734,000	28,486,962
Swedbank AB,
2.650%, 03/10/2021 (1)(2)	7,025,000	6,913,366
Synchrony Financial:
3.750%, 08/15/2021	16,825,000	17,005,452
4.250%, 08/15/2024	33,325,000	33,525,954
4.500%, 07/23/2025	12,795,000	12,843,333
3.700%, 08/04/2026	5,388,000	5,076,431
3.950%, 12/01/2027	18,000,000	16,962,113
Synovus Financial Corp.,
3.125%, 11/01/2022	19,588,000	19,352,944
Torchmark Corp.:
3.800%, 09/15/2022	1,275,000	1,298,427
4.550%, 09/15/2028	9,350,000	9,871,044
Trinity Acquisition PLC:
4.400%, 03/15/2026 (1)	15,776,000	16,368,771
6.125%, 08/15/2043 (1)	17,442,000	20,023,808
UBS Group Funding Switzerland AG:
4.042%, 09/24/2020 (3 Month LIBOR USD + 1.440%) (1)(2)(3)	26,350,000	26,723,622
2.650%, 02/01/2022 (1)(2)	10,000,000	9,910,363
3.491%, 05/23/2023 (1)(2)	24,075,000	24,189,928
2.859%, 08/15/2023 (3 Month LIBOR USD + 0.954%) (1)(2)(3)	22,700,000	22,363,957
UnitedHealth Group, Inc.,
4.625%, 07/15/2035	12,175,000	13,648,378
Voya Financial, Inc.,
3.650%, 06/15/2026	7,102,000	7,049,994
Wells Fargo & Co.:
2.500%, 03/04/2021	15,950,000	15,872,680
3.069%, 01/24/2023	12,000,000	12,015,902
3.974%, 10/31/2023 (3 Month LIBOR USD + 1.230%) (3)	10,000,000	10,160,178
3.000%, 02/19/2025	5,225,000	5,165,140
3.000%, 04/22/2026	4,000,000	3,908,355
Westpac Banking Corp.:
2.100%, 05/13/2021 (1)	13,300,000	13,118,546
4.322%, 11/23/2031 (5 Year Mid Swap Rate USD + 2.236%) (1)(3)	10,000,000	9,911,074
Willis North America, Inc.:
7.000%, 09/29/2019	16,003,000	16,300,672
5.050%, 09/15/2048	15,000,000	15,607,903
Willis Towers Watson PLC,
5.750%, 03/15/2021 (1)	20,329,000	21,285,993
Total Financials		3,905,412,008	21.0%
Total Corporate Bonds		9,118,718,673	49.0%

Municipal Bonds
Bellevue Union School District,
5.000%, 08/01/2028	625,000	692,775
California Housing Finance Agency,
2.794%, 08/01/2036 (Callable 08/01/2025)	12,705,000	12,457,761
California Qualified School Bond Joint Powers Authority:
6.739%, 09/01/2026	2,415,000	2,846,971
7.155%, 03/01/2027	1,700,000	2,029,987
Camden County Improvement Authority,
7.747%, 07/01/2034 (Callable 07/01/2020)	1,100,000	1,163,635
Central Valley Support Joint Powers Agency,
5.676%, 09/01/2024	1,500,000	1,702,920
City of Vernon CA,
4.500%, 08/01/2022	7,500,000	7,890,450
Colton Joint Unified School District,
6.008%, 08/01/2026	1,250,000	1,479,462
Hillsborough City School District:
0.000%, 09/01/2036 (Callable 09/01/2021)	10,000,000	4,741,500
0.000%, 09/01/2042 (Callable 09/01/2021)	10,000,000	3,528,700
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 04/29/2019)	1,815,000	1,840,483
New Hampshire Housing Finance Authority:
3.100%, 07/01/2021	1,395,000	1,407,890
3.750%, 07/01/2034 (Callable 07/01/2023)	2,960,000	2,977,197
North Carolina Housing Finance Agency:
2.870%, 07/01/2032 (Callable 01/01/2024)	3,285,000	3,223,144
2.812%, 07/01/2035 (Callable 01/01/2024)	4,275,000	4,195,784
North East Texas Independent School District,
5.240%, 08/01/2027	3,000,000	3,503,250
Puerto Rico Sales Tax Financing Corp.:
4.550%, 07/01/2040 (Callable 07/01/2028)	16,620,000	14,667,316
4.550%, 07/01/2040 (Callable 07/01/2028)	4,935,000	4,355,187
Rhode Island Housing & Mortgage Finance Corp.,
2.913%, 10/01/2039 (Callable 10/01/2023)	2,320,000	2,297,450
State of Illinois,
6.200%, 07/01/2021	11,932,500	12,324,125
State Public School Building Authority,
5.000%, 09/15/2027	1,998,000	2,208,429
Three Rivers Local School District,
5.209%, 09/15/2027 (Callable 12/01/2020)	1,350,000	1,401,408
West Allis West Milwaukee School District,
4.000%, 04/01/2020 (Callable 04/29/2019)	15,885,000	15,892,942
West Contra Costa Unified School District,
6.250%, 08/01/2030	4,320,000	5,570,467
Westlake City School District,
5.227%, 12/01/2026 (Callable 12/01/2020)	1,160,000	1,211,005
Total Municipal Bonds		115,610,238	0.6%

Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 1989-94, Class G, 7.500%, 12/25/2019	238	240
Series 1991-21, Class J, 7.000%, 03/25/2021	301	305
Series 1991-43, Class J, 7.000%, 05/25/2021	11,926	12,170
Series 1991-65, Class Z, 6.500%, 06/25/2021	7,484	7,647
Series 1992-129, Class L, 6.000%, 07/25/2022	23,435	24,337
Series 1993-32, Class H, 6.000%, 03/25/2023	7,377	7,671
Series 1993-58, Class H, 5.500%, 04/25/2023	32,551	33,549
Federal Gold Loan Mortgage Corp. (FGLMC):
5.000%, 12/01/2020	7,142	7,243
5.000%, 05/01/2021	12,096	12,200
6.000%, 06/01/2021	3,668	3,757
3.000%, 05/01/2027	4,826,847	4,890,424
6.500%, 12/01/2028	13,280	14,738
6.500%, 06/01/2029	5,696	6,307
3.000%, 10/01/2030	35,048,321	35,456,391
3.000%, 02/01/2032	52,751,777	53,367,035
3.500%, 05/01/2032	25,862,386	26,614,407
3.500%, 01/01/2034	25,658,199	26,404,017
5.000%, 03/01/2036	4,856,062	5,233,770
5.500%, 04/01/2037	104,372	114,689
5.500%, 04/01/2038	65,215	71,600
5.500%, 05/01/2038	106,692	116,528
5.500%, 01/01/2039	17,328,003	19,039,953
4.500%, 11/01/2039	662,696	701,659
4.500%, 11/01/2039	2,292,371	2,427,236
4.500%, 08/01/2040	2,254,336	2,387,245
4.500%, 08/01/2040	3,354,033	3,551,778
4.000%, 10/01/2040	22,352,502	23,200,542
4.000%, 01/01/2041	15,858,686	16,460,765
3.500%, 06/01/2042	4,373,779	4,470,211
3.500%, 06/01/2042	6,540,584	6,684,790
3.500%, 07/01/2042	25,507,246	26,069,648
3.500%, 07/01/2042	38,096,227	38,936,186
3.000%, 08/01/2042	20,997,853	21,009,379
3.500%, 09/01/2042	14,385,411	14,702,081
3.000%, 11/01/2042	49,638,018	49,665,264
3.500%, 12/01/2042	22,670,062	23,169,777
3.000%, 01/01/2043	36,713,949	36,733,885
3.000%, 02/01/2043	6,936,594	6,940,402
3.500%, 02/01/2043	14,819,104	15,145,622
3.000%, 03/01/2043	16,472,976	16,482,018
3.000%, 04/01/2043	12,429,759	12,436,572
3.000%, 04/01/2043	14,422,969	14,430,887
3.000%, 06/01/2043	11,579,485	11,576,879
3.000%, 08/01/2043	26,432,971	26,447,484
3.500%, 05/01/2044	13,869,167	14,190,837
3.500%, 08/01/2044	32,117,178	32,813,448
3.500%, 08/01/2044	26,532,509	27,047,529
4.000%, 09/01/2044	14,204,400	14,688,046
4.000%, 10/01/2044	21,281,046	22,167,784
3.500%, 01/01/2045	23,725,603	24,248,546
4.000%, 02/01/2045	14,978,256	15,472,843
3.500%, 06/01/2045	27,332,762	27,967,054
3.000%, 10/01/2045	35,188,774	35,208,087
4.000%, 10/01/2045	22,558,992	23,303,353
3.500%, 12/01/2045	28,130,349	28,637,475
4.000%, 12/01/2045	9,220,291	9,524,778
3.500%, 01/01/2046	56,209,943	57,384,016
4.000%, 02/01/2046	12,489,642	12,903,147
3.500%, 03/01/2046	7,128,630	7,294,062
3.500%, 08/01/2046	84,324,625	86,281,639
4.000%, 08/01/2046	13,929,569	14,510,057
3.000%, 10/01/2046	41,892,784	41,889,854
3.000%, 10/01/2046	73,305,801	73,096,299
4.000%, 01/01/2047	36,997,506	38,676,001
3.000%, 05/01/2047	81,249,399	81,017,174
3.500%, 08/01/2047	26,292,449	26,841,569
4.000%, 08/01/2048	43,375,107	45,111,878
Federal Home Loan Mortgage Corp. (FHLMC):
Series 1053, Class G, 7.000%, 03/15/2021	783	804
Series 136, Class E, 6.000%, 04/15/2021	538	541
Series 1122, Class G, 7.000%, 08/15/2021	1,998	2,059
Series 1186, Class I, 7.000%, 12/15/2021	4,589	4,758
Federal National Mortgage Association (FNMA):
5.000%, 11/01/2021	9,929	10,152
3.000%, 04/01/2027	8,891,119	9,006,869
3.500%, 07/01/2027	31,084,413	31,887,234
2.500%, 12/01/2027	13,681,938	13,674,366
5.000%, 05/01/2028	35,763	37,778
3.500%, 07/01/2028	22,756,684	23,279,351
6.500%, 09/01/2028	9,337	10,388
6.500%, 02/01/2029	22,436	25,090
4.500%, 07/01/2030	4,058,534	4,262,579
3.000%, 08/01/2030	27,643,055	27,952,845
4.000%, 11/01/2031	18,435,912	19,165,280
3.500%, 01/01/2032	45,094,223	46,370,655
5.500%, 01/01/2032	9,377	10,100
2.500%, 07/01/2032	28,356,810	28,263,483
5.000%, 09/01/2033	12,950,274	13,932,935
4.500%, 10/01/2033	22,827,215	24,131,339
4.000%, 01/01/2034	12,809,486	13,364,134
5.500%, 04/01/2034	705,808	776,606
Series 2004-90, Class LH, 5.000%, 04/25/2034	7,874	7,862
4.000%, 09/01/2034	18,881,079	19,698,505
5.500%, 09/01/2034	31,410	34,523
5.000%, 02/01/2035	11,712,122	12,600,192
5.000%, 02/01/2035	17,163,304	18,463,035
5.500%, 02/01/2035	27,825	30,616
5.000%, 04/01/2035	1,245,873	1,340,133
5.000%, 07/01/2035	3,619,520	3,893,503
5.000%, 02/01/2036	2,232,536	2,413,675
5.000%, 03/01/2036	1,020,448	1,098,148
5.500%, 04/01/2036	3,301,848	3,632,008
4.000%, 05/01/2037	69,816,757	72,482,946
3.500%, 08/01/2037	44,601,524	45,441,617
6.000%, 05/01/2038	5,240,332	5,738,749
4.000%, 06/01/2039	11,887,725	12,322,055
5.000%, 06/01/2039	15,732,649	16,970,038
4.500%, 01/01/2040	8,241,750	8,709,253
4.500%, 01/01/2040	3,514,733	3,715,128
5.000%, 06/01/2040	13,443,420	14,500,456
4.000%, 08/01/2040	1,076,640	1,116,647
4.500%, 08/01/2040	12,814,197	13,547,495
4.500%, 08/01/2040	4,757,068	5,029,354
4.000%, 10/01/2040	1,909,843	1,980,908
4.000%, 11/01/2040	20,020,181	20,763,518
4.000%, 12/01/2040	4,026,576	4,213,168
3.500%, 01/01/2041	2,132,660	2,178,031
4.000%, 01/01/2041	4,154,818	4,309,500
3.500%, 02/01/2041	2,429,560	2,481,253
4.000%, 02/01/2041	410,007	425,526
4.500%, 02/01/2041	54,971,271	58,055,054
3.500%, 03/01/2041	16,572,020	16,924,617
4.000%, 03/01/2041	7,447,775	7,725,059
4.500%, 07/01/2041	5,504,678	5,819,903
3.500%, 09/01/2041	34,401,782	35,133,754
4.000%, 09/01/2041	3,328,760	3,452,702
3.500%, 11/01/2041	17,892,384	18,273,151
3.500%, 12/01/2041	3,258,154	3,327,488
4.000%, 12/01/2041	15,088,275	15,650,083
4.000%, 01/01/2042	28,101,238	29,146,247
4.500%, 01/01/2042	11,240,615	11,883,897
4.000%, 02/01/2042	25,050,815	25,983,350
3.000%, 05/01/2042	3,782,619	3,785,150
3.500%, 05/01/2042	18,396,250	18,798,661
3.500%, 06/01/2042	7,139,742	7,291,692
3.500%, 07/01/2042	119,916,435	122,468,249
3.500%, 08/01/2042	11,386,214	11,628,547
3.500%, 09/01/2042	18,675,513	19,072,978
3.000%, 10/01/2042	18,889,579	18,902,226
3.000%, 03/01/2043	7,133,335	7,138,113
3.000%, 04/01/2043	2,394,677	2,396,281
3.000%, 05/01/2043	28,138,090	28,156,938
3.000%, 05/01/2043	8,268,260	8,273,798
3.500%, 05/01/2043	18,210,950	18,595,200
3.000%, 06/01/2043	30,279,651	30,299,933
3.000%, 07/01/2043	23,439,338	23,466,651
4.000%, 07/01/2043	32,606,523	33,819,140
3.000%, 08/01/2043	8,555,823	8,561,554
3.500%, 09/01/2043	40,206,974	41,135,114
4.500%, 09/01/2043	7,850,224	8,299,414
4.000%, 01/01/2045	15,375,528	15,966,653
3.500%, 02/01/2045	53,921,965	55,068,860
4.000%, 02/01/2045	8,122,606	8,424,639
4.000%, 02/01/2045	4,869,373	5,036,998
4.000%, 02/01/2045	16,197,139	16,799,047
4.000%, 02/01/2045	22,267,296	23,131,579
4.000%, 03/01/2045	11,730,192	12,210,130
4.000%, 11/01/2045	54,366,233	56,218,078
3.500%, 12/01/2045	43,066,821	43,770,232
4.500%, 02/01/2046	33,264,545	35,162,288
4.500%, 08/01/2046	35,367,545	37,249,063
3.000%, 10/01/2046	29,858,941	29,795,574
3.500%, 11/01/2046	35,350,765	35,960,827
4.000%, 11/01/2047	20,095,526	20,768,692
Government National Mortgage Association (GNMA):
6.000%, 12/20/2028	16,871	18,555
6.500%, 01/20/2029	9,122	10,300
6.000%, 11/20/2033	12,334	13,931
5.000%, 07/20/2040	654,556	702,520
4.000%, 08/20/2041	5,957,442	6,203,063
3.500%, 10/20/2041	10,796,414	11,080,396
4.000%, 12/20/2041	7,788,880	8,110,143
4.000%, 02/20/2042	15,110,356	15,734,011
4.000%, 06/20/2042	12,759,248	13,282,084
3.500%, 09/20/2042	8,453,740	8,665,415
4.000%, 09/20/2044	44,225,426	45,993,720
3.000%, 04/20/2045	17,635,433	17,743,716
3.500%, 04/20/2045	24,393,581	24,965,469
4.000%, 05/20/2045	18,885,242	19,638,522
3.500%, 06/20/2045	23,156,795	23,700,073
3.500%, 10/20/2045	77,584,569	79,407,063
4.500%, 01/20/2046	18,156,412	19,105,238
3.000%, 06/20/2046	14,180,012	14,262,730
3.000%, 08/20/2046	51,457,863	51,773,911
4.500%, 06/20/2047	35,105,978	36,473,262
4.500%, 07/20/2047	23,964,646	24,898,005
Total U.S. Government Agency Issues		3,321,461,683	17.9%

Non-U.S. Government Agency Issues
ABFC Trust,
Series 2006-OPT1, Class A3C2, 2.636%, 09/25/2036 (1 Month LIBOR USD + 0.150%) (3)	6,859,097	6,691,421
Accredited Mortgage Loan Trust:
Series 2005-4, Class A2D, 2.806%, 12/25/2035 (1 Month LIBOR USD + 0.320%) (3)	4,998,021	4,971,100
Series 2007-1, Class A3, 2.616%, 02/25/2037 (1 Month LIBOR USD + 0.130%) (3)	1,283,773	1,282,334
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-OP1, Class A2C, 2.636%, 04/25/2036 (1 Month LIBOR USD + 0.150%) (3)	5,045,982	5,023,869
Alternative Loan Trust:
Series 2005-3CB, Class 2A1, 5.000%, 03/25/2020 (6)	306,312	305,661
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 (6)	96,049	95,865
Series 2005-85CB, Class 3A1, 5.250%, 02/25/2021 (2)(6)	29,467	28,867
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021	222,808	218,670
Series 2006-J5, Class 3A1, 4.310%, 07/25/2021 (4)	21,322	20,393
Series 2006-43CB, Class 2A1, 6.000%, 02/25/2022	105,258	105,234
Series 2005-11CB, Class 2A6, 5.500%, 06/25/2025 (6)	6,087,957	6,085,891
Series 2004-18CB, Class 1A1, 6.000%, 09/25/2034	4,553,676	4,724,426
Series 2005-6CB, Class 1A4, 5.500%, 04/25/2035 (6)	15,091,933	14,721,781
Series 2005-29CB, Class A1, 5.500%, 07/25/2035 (6)	2,833,065	2,493,651
Series 2005-49CB, Class A5, 5.500%, 11/25/2035 (6)	2,846,381	2,595,332
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036 (6)	394,676	392,033
Series 2005-85CB, Class 2A2, 5.500%, 02/25/2036 (6)	3,456,053	3,159,805
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 (6)	522,762	407,163
AMRESCO Residential Securities Corp. Mortgage Loan Trust,
Series 1998-2, Class A6, 6.405%, 12/25/2027	452	451
Argent Securities Inc. Asset-Backed Pass-Through Certificates,
Series 2005-W5, Class A1, 2.721%, 01/25/2036 (1 Month LIBOR USD + 0.235%) (3)	37,389,686	37,051,007
Arroyo Mortgage Trust,
Series 2018-1, Class A1, 3.763%, 04/25/2048 (2)(4)	5,892,100	5,955,139
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2006-HE3, Class A4, 2.656%, 03/25/2036 (1 Month LIBOR USD + 0.170%) (3)	614,275	611,145
Series 2006-HE2, Class A1, 2.676%, 03/25/2036 (1 Month LIBOR USD + 0.190%) (3)	17,161,991	17,085,061
Series 2006-HE6, Class A4, 2.646%, 11/25/2036 (1 Month LIBOR USD + 0.160%) (3)	638,680	630,343
Banc of America Alternative Loan Trust:
Series 2004-6, Class 4A1, 5.000%, 07/25/2019	378,509	383,607
Series 2004-11, Class 4A1, 5.500%, 12/25/2019	5,728	5,724
Series 2005-2, Class 4A1, 5.500%, 03/25/2020	127,685	123,923
Series 2005-4, Class 3A1, 5.500%, 05/25/2020	102,900	100,181
Series 2005-8, Class 5A1, 5.500%, 09/25/2020 (6)	46,553	44,858
Series 2007-1, Class 1A1, 5.462%, 04/25/2022 (4)	286,987	282,499
Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	2,311,417	2,379,014
Series 2004-10, Class 1CB1, 6.000%, 11/25/2034	10,507,316	11,107,481
Series 2004-11, Class 1CB1, 6.000%, 12/25/2034	11,394,455	11,975,448
Series 2005-2, Class 1CB2, 5.500%, 03/25/2035 (6)	848,587	841,344
Series 2005-6, Class CB7, 5.250%, 07/25/2035 (6)	2,837,483	2,810,554
Series 2005-9, Class 1CB3, 5.500%, 10/25/2035 (6)	39,088	38,846
Series 2005-9, Class 2CB1, 6.000%, 10/25/2035 (6)	6,073,218	5,939,773
Series 2006-5, Class CB7, 6.000%, 06/25/2046 (6)	221,512	206,953
Banc of America Funding Trust:
Series 2005-C, Class A1, 2.728%, 05/20/2035 (1 Month LIBOR USD + 0.240%) (3)	6,050,310	5,973,517
Series 2007-C, Class 1A3, 4.622%, 05/20/2036 (4)(6)	2,434,658	2,410,734
Series 2006-G, Class 1A1, 2.678%, 07/20/2036 (1 Month LIBOR USD + 0.190%) (3)	32,303,198	31,802,676
Series 2007-C, Class 7A5, 2.788%, 05/20/2047 (1 Month LIBOR USD + 0.300%) (3)(6)	2,820,114	2,654,593
Bayview Financial Trust:
Series 2007-A, Class 1A2, 6.205%, 05/28/2037 (8)	139,987	141,591
Series 2007-B, Class 1A2, 6.831%, 08/28/2037 (8)	104,590	98,239
Bear Stearns ARM Trust,
Series 2005-9, Class A1, 4.730%, 10/25/2035 (1 Year CMT Rate + 2.300%) (3)	772,241	781,649
Bear Stearns Asset Backed Securities I Trust:
Series 2005-HE4, Class M2, 3.446%, 04/25/2035 (1 Month LIBOR USD + 0.960%) (3)	4,395,190	4,401,553
Series 2007-HE5, Class 1A2, 2.666%, 11/25/2035 (1 Month LIBOR USD + 0.180%) (3)	3,272,495	3,270,695
Series 2006-HE8, Class 21A2, 2.656%, 07/25/2036 (1 Month LIBOR USD + 0.170%) (3)	5,275,615	5,262,246
Bear Stearns Asset Backed Securities Trust,
Series 2007-2, Class A2, 2.806%, 05/25/2037 (1 Month LIBOR USD + 0.320%) (3)	1,824,739	1,821,118
Carrington Mortgage Loan Trust:
Series 2005-NC1, Class M2, 3.266%, 02/26/2035 (1 Month LIBOR USD + 0.780%) (3)	3,054,696	3,055,852
Series 2005-FRE1, Class A6, 2.866%, 07/25/2035 (1 Month LIBOR USD + 0.380%) (3)	486,095	485,964
Series 2006-OPT1, Class A3, 2.666%, 12/25/2035 (1 Month LIBOR USD + 0.180%) (3)	1,104,195	1,103,418
Series 2007-HE1, Class A2, 2.636%, 06/25/2037 (1 Month LIBOR USD + 0.150%) (3)	1,241,263	1,231,964
Chase Mortgage Finance Trust:
Series 2005-A2, Class 1A5, 4.349%, 01/25/2036 (4)(6)	954,742	929,334
Series 2006-A1, Class 2A3, 4.273%, 09/25/2036 (4)(6)	694,766	663,014
Series 2007-A1, Class 3A1, 4.456%, 02/25/2037 (4)	3,551,924	3,565,757
Series 2007-A1, Class 2A3, 4.466%, 02/25/2037 (4)	1,647,394	1,675,216
CHL Mortgage Pass-Through Trust,
Series 2005-6, Class 2A1, 5.500%, 04/25/2035	476,964	457,013
Citicorp Mortgage Securities Trust:
Series 2006-3, Class 1A4, 6.000%, 06/25/2036	4,915,438	4,988,645
Series 2007-2, Class 1A3, 6.000%, 02/25/2037 (6)	1,182,236	1,164,535
Citicorp Residential Mortgage Trust:
Series 2006-3, Class A4, 5.236%, 11/25/2036 (8)	363,840	364,028
Series 2007-1, Class A6, 5.349%, 03/25/2037 (8)	31,215	32,288
Series 2007-2, Class A4, 5.124%, 06/25/2037 (8)	15,696,044	15,763,308
Citigroup Mortgage Loan Trust,
Series 2018-RP2, Class A1, 3.500%, 02/25/2058 (2)(4)	21,764,784	22,004,184
Citigroup Mortgage Loan Trust, Inc.:
Series 2006-AR1, Class 1A1, 4.970%, 10/25/2035 (1 Year CMT Rate + 2.400%) (3)	12,262,893	12,412,273
Series 2005-9, Class 22A2, 6.000%, 10/25/2035 (6)	3,653,952	3,713,645
Series 2005-9, Class 2A2, 5.500%, 11/25/2035 (6)	130,463	130,338
Series 2007-AMC4, Class A2C, 2.656%, 05/25/2037 (1 Month LIBOR USD + 0.170%) (3)	2,048,939	2,035,731
Cityscape Home Equity Loan Trust,
Series 1997-C, Class A4, 7.000%, 07/25/2028 (8)	18,820	9,502
Countrywide Asset-Backed Certificates:
Series 2005-13, Class AF3, 5.430%, 02/25/2033 (4)(6)	301,575	274,694
Series 2006-23, Class 2A3, 2.656%, 08/25/2033 (1 Month LIBOR USD + 0.170%) (3)	3,483,431	3,468,701
Series 2006-22, Class 2A3, 2.646%, 01/25/2034 (1 Month LIBOR USD + 0.160%) (3)	8,589,495	8,523,116
Series 2007-11, Class 2A3, 2.676%, 04/25/2034 (1 Month LIBOR USD + 0.190%) (3)	7,048,421	6,954,500
Series 2004-12, Class AF6, 4.634%, 03/25/2035 (4)	10,602	10,778
Series 2005-10, Class AF6, 4.470%, 12/25/2035 (4)	203,218	207,385
Series 2006-10, Class 1AF3, 5.971%, 12/25/2035 (4)	543,483	506,668
Series 2006-9, Class 1AF3, 5.859%, 08/25/2036 (4)(6)	238,129	221,010
Series 2006-13, Class 3AV2, 2.636%, 01/25/2037 (1 Month LIBOR USD + 0.150%) (3)	3,965,923	3,953,668
Series 2006-13, Class 1AF3, 4.381%, 01/25/2037 (4)	29,197	29,236
Series 2007-9, Class 2A3, 2.666%, 06/25/2047 (1 Month LIBOR USD + 0.180%) (3)	26,189,636	25,944,475
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-7, Class 3A1, 5.000%, 08/25/2020 (6)	21,705	19,675
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB4, Class A1A, 2.576%, 04/25/2037 (1 Month LIBOR USD + 0.090%) (3)	3,699,338	3,596,236
CWABS Asset-Backed Certificates Trust:
Series 2006-14, Class 2A2, 2.636%, 04/25/2033 (1 Month LIBOR USD + 0.150%) (3)	2,126,784	2,121,675
Series 2004-15, Class AF6, 4.613%, 04/25/2035 (4)	9,192	9,226
Series 2005-7, Class AF6, 4.693%, 08/25/2035 (4)	49,554	50,444
Series 2006-18, Class 2A2, 2.646%, 03/25/2037 (1 Month LIBOR USD + 0.160%) (3)	4,564,615	4,517,106
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust:
Series 2005-1, Class 1A1, 2.986%, 02/25/2035 (1 Month LIBOR USD + 0.500%) (3)	6,884,695	6,767,169
Series 2005-2, Class 1A7, 5.432%, 04/25/2035 (4)	9,299,942	9,536,407
First Franklin Mortgage Loan Trust:
Series 2006-FF3, Class A2B, 2.686%, 02/25/2036 (1 Month LIBOR USD + 0.200%) (3)	7,956,670	7,932,550
Series 2006-FF4, Class A2, 2.870%, 03/25/2036 (1 Month LIBOR USD + 0.190%) (3)	2,907,095	2,903,545
Series 2006-FF6, Class A4, 2.736%, 04/25/2036 (1 Month LIBOR USD + 0.250%) (3)	26,802,364	26,373,861
First Horizon Alternative Mortgage Securities Trust:
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2021	54,199	52,305
Series 2006-FA8, Class 2A1, 5.750%, 01/25/2022 (6)	182,730	153,213
Series 2004-AA1, Class A1, 4.330%, 06/25/2034 (4)	4,551,361	4,523,547
Series 2005-AA2, Class 2A1, 4.279%, 04/25/2035 (4)	2,094,970	2,092,557
Fremont Home Loan Trust,
Series 2005-B, Class M4, 3.191%, 04/25/2035 (1 Month LIBOR USD + 0.705%) (3)	1,798,230	1,799,740
GE Capital Mortgage Services, Inc. Trust,
Series 1999-HE1, Class A7, 6.265%, 04/25/2029	142	144
GS Mortgage Securities Trust,
Series 2018-RPL1, Class A1A, 3.750%, 10/25/2057 (2)	50,358,077	51,120,901
GSAA Home Equity Trust:
Series 2004-6, Class A1, 3.286%, 06/25/2034 (1 Month LIBOR USD + 0.800%) (3)	1,486,702	1,467,251
Series 2005-14, Class 1A1, 2.736%, 12/25/2035 (1 Month LIBOR USD + 0.250%) (3)	16,963,356	16,568,266
Series 2007-8, Class A3, 2.936%, 08/25/2037 (1 Month LIBOR USD + 0.450%) (3)	6,386,927	5,948,786
GSAMP Trust:
Series 2005-AHL2, Class A2C, 2.726%, 12/25/2035 (1 Month LIBOR USD + 0.240%) (3)	4,145,589	4,133,498
Series 2006-HE7, Class A2D, 2.716%, 10/25/2036 (1 Month LIBOR USD + 0.230%) (3)	1,314,716	1,306,095
GSR Mortgage Loan Trust:
Series 2004-15F, Class 5A1, 5.500%, 01/25/2020	64,509	57,277
Series 2005-3F, Class 2A4, 6.000%, 03/25/2035	2,624,682	2,661,497
Series 2005-AR2, Class 2A1, 4.758%, 04/25/2035 (4)	3,084,415	3,114,306
Home Equity Asset Trust:
Series 2004-7, Class A1, 3.206%, 01/25/2035 (1 Month LIBOR USD + 0.720%) (3)	10,084,238	10,042,154
Series 2007-2, Class 2A2, 2.671%, 07/25/2037 (1 Month LIBOR USD + 0.185%) (3)	630,852	629,837
HomeBanc Mortgage Trust,
Series 2005-4, Class A1, 2.756%, 10/25/2035 (1 Month LIBOR USD + 0.270%) (3)	5,243,531	5,239,303
HSI Asset Securitization Corp. Trust:
Series 2006-OPT4, Class 2A3, 2.646%, 03/25/2036 (1 Month LIBOR USD + 0.160%) (3)	2,996,810	2,975,217
Series 2007-WF1, Class 2A3, 2.656%, 05/25/2037 (1 Month LIBOR USD + 0.170%) (3)	371,630	371,673
J.P. Morgan Alternative Loan Trust:
Series 2005-S1, Class 3A1, 5.500%, 10/25/2020	197,022	198,768
Series 2006-A1, Class 2A1, 4.292%, 03/25/2036 (4)(6)	85,582	79,377
Series 2006-S3, Class A3A, 6.000%, 08/25/2036 (6)(8)	13,494	13,460
Series 2007-S1, Class A1, 2.766%, 06/25/2037 (1 Month LIBOR USD + 0.280%) (3)	6,631,700	6,442,153
J.P. Morgan Mortgage Trust:
Series 2006-S3, Class 2A3, 5.000%, 08/25/2021	20,407	20,376
Series 2005-A8, Class 2A3, 4.220%, 11/25/2035 (4)	5,882,318	5,654,088
Series 2006-A2, Class 2A1, 4.246%, 04/25/2036 (4)(6)	1,493,177	1,436,435
Series 2006-A2, Class 3A3, 4.384%, 04/25/2036 (4)	1,743,644	1,589,520
Series 2006-A7, Class 2A2, 4.211%, 01/25/2037 (4)	2,317,553	2,206,492
Series 2006-A7, Class 2A4R, 4.211%, 01/25/2037 (4)	2,370,406	2,263,213
Series 2007-A2, Class 2A3, 4.492%, 04/25/2037 (4)	4,885,836	4,622,892
Series 2007-A4, Class 2A3, 4.084%, 06/25/2037 (4)	5,596,423	5,120,147
Luminent Mortgage Trust,
Series 2005-1, Class A1, 2.746%, 11/25/2035 (1 Month LIBOR USD + 0.260%) (3)	9,104,512	8,870,591
MASTR Alternative Loan Trust:
Series 2004-5, Class 4A1, 5.500%, 07/25/2019	51	51
Series 2005-3, Class 4A1, 5.500%, 03/25/2020	43,411	43,614
Series 2004-2, Class 2A1, 6.000%, 02/25/2034	2,571,941	2,719,384
Series 2004-8, Class 2A1, 6.000%, 09/25/2034 (6)	2,265,449	2,438,255
Series 2005-6, Class 1A5, 5.500%, 12/25/2035	2,566,097	2,407,738
MASTR Asset Backed Securities Trust,
Series 2006-NC1, Class A4, 3.086%, 01/25/2036 (1 Month LIBOR USD + 0.600%) (3)	2,297,929	2,300,108
Merrill Lynch Mortgage Investors Trust:
Series 2004-F, Class A1B, 3.106%, 12/25/2029 (1 Month LIBOR USD + 0.620%) (3)	7,002,006	6,780,824
Series 2005-A5, Class A3, 3.978%, 06/25/2035 (4)	2,376,034	2,372,476
Mill City Mortgage Loan Trust,
Series 2018-2, Class A1, 3.500%, 05/25/2058 (2)(4)	28,767,905	28,816,992
Morgan Stanley Capital I, Inc. Trust,
Series 2006-HE2, Class A1, 2.656%, 03/25/2036 (1 Month LIBOR USD + 0.170%) (3)	7,038,314	6,908,727
MortgageIT Trust:
Series 2005-4, Class A1, 2.766%, 10/25/2035 (1 Month LIBOR USD + 0.280%) (3)	4,471,773	4,410,526
Series 2005-5, Class A1, 2.746%, 12/25/2035 (1 Month LIBOR USD + 0.260%) (3)	4,627,682	4,597,614
New Century Home Equity Loan Trust,
Series 2005-C, Class A1, 2.716%, 12/25/2035 (1 Month LIBOR USD + 0.230%) (3)	4,092,844	4,081,698
New Residential Mortgage Loan Trust:
Series 2016-1A, Class A1, 3.750%, 03/25/2056 (2)(4)	14,612,712	14,697,200
Series 2017-1A, Class A1, 4.000%, 02/25/2057 (2)(4)	22,537,548	22,936,954
Series 2017-3A, Class A1, 4.000%, 04/25/2057 (2)(4)	26,055,244	26,618,064
Series 2017-6A, Class A1, 4.000%, 08/25/2057 (2)(4)	28,942,313	29,395,101
Series 2018-1A, Class A1A, 4.000%, 12/25/2057 (2)(4)	15,519,527	15,840,685
Nomura Asset Acceptance Corp. Alternative Loan Trust,
Series 2005-WF1, Class 2A3, 5.100%, 03/25/2035	1,052,935	1,054,036
RALI Series Trust:
Series 2004-QS13, Class CB, 5.000%, 09/25/2019	93,860	93,812
Series 2005-QS5, Class A1, 2.886%, 04/25/2035 (1 Month LIBOR USD + 0.400%) (3)(6)	2,459,994	1,956,550
Series 2005-QS9, Class A2, 2.986%, 06/25/2035 (1 Month LIBOR USD + 0.500%) (3)(6)	1,000,184	844,719
Series 2005-QS11, Class A2, 2.986%, 07/25/2035 (1 Month LIBOR USD + 0.500%) (3)	4,503,999	3,769,208
Series 2005-QA7, Class A22, 4.422%, 07/25/2035 (4)(6)	2,272,331	2,133,024
RAMP Series Trust,
Series 2002-RS3, Class AI5, 5.572%, 06/25/2032 (4)	1,495,923	1,498,795
RASC Series Trust:
Series 2006-EMX2, Class A3, 2.786%, 02/25/2036 (1 Month LIBOR USD + 0.300%) (3)	4,278,875	4,282,752
Series 2007-KS1, Class A3, 2.636%, 11/25/2036 (1 Month LIBOR USD + 0.150%) (3)	1,997,694	1,978,040
Renaissance Home Equity Loan Trust:
Series 2005-1, Class AF6, 4.970%, 05/25/2035 (8)	18,362	18,836
Series 2005-2, Class AF6, 4.781%, 08/25/2035 (8)	1,008,511	1,036,571
Series 2006-2, Class AF3, 5.797%, 08/25/2036 (8)	15,346,120	8,679,848
Series 2006-3, Class AF2, 5.580%, 11/25/2036 (8)	10,283,526	5,485,994
Series 2007-1, Class AF3, 5.612%, 04/25/2037 (8)	278,709	121,556
Series 2007-2, Class AF2, 5.675%, 06/25/2037 (8)	1,435,659	613,983
Soundview Home Loan Trust:
Series 2006-OPT4, Class 2A3, 2.636%, 06/25/2036 (1 Month LIBOR USD + 0.150%) (3)	2,308,466	2,301,605
Series 2006-EQ1, Class A3, 2.646%, 10/25/2036 (1 Month LIBOR USD + 0.160%) (3)	11,886,980	11,805,278
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC4, Class A1A, 3.156%, 10/25/2035 (1 Month LIBOR USD + 0.670%) (3)	1,770,763	1,763,391
Structured Asset Securities Corp.:
Series 2003-31A, Class 2A7, 4.474%, 10/25/2033 (4)	1,442,374	1,462,507
Series 2005-7XS, Class 1A4B, 5.440%, 04/25/2035 (8)	36,175	36,912
Towd Point Mortgage Trust:
Series 2015-3, Class A1A, 3.500%, 03/25/2054 (2)(4)	6,255,652	6,248,041
Series 2016-3, Class A1, 2.250%, 08/25/2055 (2)(4)	94,541	93,012
Series 2016-2, Class A1, 3.000%, 08/25/2055 (2)(4)	11,096,557	11,022,793
Series 2016-4, Class A1, 2.250%, 07/25/2056 (2)(4)	13,658,011	13,388,317
Series 2017-1, Class A1, 2.750%, 10/25/2056 (2)(4)	3,993,564	3,948,940
Series 2017-6, Class A1, 2.750%, 10/25/2057 (2)(4)	33,331,454	32,718,116
Series 2018-6, Class A1A, 3.750%, 03/25/2058 (2)(4)	29,210,899	29,559,046
Series 2018-4, Class A1, 3.000%, 06/25/2058 (2)(4)	41,339,830	40,881,305
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	9,851	9,826
Series 2004-CB2, Class 5A, 5.000%, 07/25/2019	571	569
Series 2004-CB2, Class 7A, 5.500%, 08/25/2019	1,856	1,852
Series 2004-CB3, Class 3A, 5.500%, 10/25/2019	999	997
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	3,602	3,607
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	20,956	21,035
Series 2004-CB3, Class 1A, 6.000%, 10/25/2034	2,925,301	3,064,207
Series 2004-CB3, Class 2A, 6.500%, 10/25/2034	3,539,775	3,785,185
Series 2005-3, Class 1CB3, 2.936%, 05/25/2035 (1 Month LIBOR USD + 0.450%) (3)(6)	5,863,620	4,907,701
Series 2005-6, Class 2A4, 5.500%, 08/25/2035 (6)	6,996,071	6,673,488
Series 2007-HY3, Class 4A1, 4.090%, 08/25/2036 (4)(6)	15,033,362	14,974,412
Series 2006-AR10, Class 1A1, 3.857%, 09/25/2036 (4)(6)	1,045,498	990,907
Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A4, 6.000%, 03/25/2037 (6)	47,290	43,893
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR16, Class 4A2, 4.540%, 10/25/2035 (4)	239,610	239,462
Series 2005-16, Class A18, 6.000%, 01/25/2036 (6)	1,192,372	1,194,011
Series 2006-AR10, Class 5A5, 4.542%, 07/25/2036 (4)(6)	4,851,139	4,863,256
Series 2006-AR14, Class 2A3, 4.753%, 10/25/2036 (4)(6)	2,325,545	2,299,447
Series 2006-15, Class A1, 6.000%, 11/25/2036 (6)	3,874,183	3,846,986
Series 2007-4, Class A15, 6.000%, 04/25/2037 (6)	4,150,646	4,143,333
Series 2007-7, Class A49, 6.000%, 06/25/2037 (6)	3,870,304	3,896,874
Series 2007-8, Class 2A8, 6.000%, 07/25/2037 (6)	3,853,171	3,813,347
Total Non-U.S. Government Agency Issues		976,936,064	5.2%
Total Residential Mortgage-Backed Securities		4,298,397,747	23.1%

Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 2017-M4, Class A2, 2.683%, 12/25/2026 (4)	30,550,000	29,935,462
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K029, Class A2, 3.320%, 02/25/2023 (4)	64,407,000	66,146,157
Series K037, Class A2, 3.490%, 01/25/2024	66,950,000	69,445,200
Series K048, Class A2, 3.284%, 06/25/2025 (4)	53,680,000	55,324,664
Series K050, Class A2, 3.334%, 08/25/2025 (4)	82,951,000	85,783,370
Series K061, Class A2, 3.347%, 11/25/2026 (4)	57,140,000	59,087,931
Series K065, Class A2, 3.243%, 04/25/2027	16,658,000	17,095,379
Series K077, Class A2, 3.850%, 05/25/2028 (4)	18,449,000	19,758,916
Series K158, Class A3, 3.900%, 10/25/2033 (4)	18,777,000	20,159,126
Total U.S. Government Agency Issues		422,736,205	2.3%

Non-U.S. Government Agency Issues
BANK:
Series 2017-BNK4, Class A4, 3.625%, 05/17/2050	28,977,000	29,819,779
Series 2017-BNK8, Class A4, 3.488%, 11/17/2050	50,056,751	51,116,167
Series 2017-BNK9, Class A4, 3.538%, 11/17/2054	11,858,000	12,144,582
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class A3, 3.753%, 03/12/2047	2,774,365	2,882,695
Series 2015-GC27, Class A5, 3.137%, 02/10/2048	49,189,111	49,431,520
Series 2015-GC29, Class A4, 3.192%, 04/10/2048	24,580,000	24,775,472
COMM Mortgage Trust:
Series 2012-CR1, Class A3, 3.391%, 05/17/2045	24,224,935	24,456,465
Series 2013-CR9, Class A3, 4.022%, 07/12/2045	31,335,009	32,742,562
Series 2012-CR2, Class A4, 3.147%, 08/17/2045	35,088,000	35,472,431
Series 2013-CR6, Class A4, 3.101%, 03/10/2046	13,725,000	13,850,884
Series 2013-CR10, Class A4, 4.210%, 08/10/2046 (4)	11,500,000	12,105,738
Series 2014-CR18, Class A4, 3.550%, 07/17/2047	5,700,000	5,840,598
Series 2014-CR19, Class A5, 3.796%, 08/12/2047	33,800,000	35,170,587
Series 2014-CR20, Class ASB, 3.305%, 11/13/2047	28,813,000	29,241,135
DBUBS Mortgage Trust,
Series 2011-LC3A, Class A4, 4.551%, 08/10/2044	1,912,057	1,959,855
GS Mortgage Securities Trust:
Series 2011-GC5, Class A4, 3.707%, 08/10/2044	17,924,873	18,200,830
Series 2012-GCJ9, Class A3, 2.773%, 11/13/2045	41,375,651	41,401,453
Series 2013-GC13, Class A4, 3.871%, 07/12/2046 (4)	14,700,000	15,217,074
Series 2014-GC20, Class AAB, 3.655%, 04/12/2047	23,454,000	23,911,229
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class A5, 2.960%, 04/15/2046	31,025,000	31,155,733
Series 2013-LC11, Class A4, 2.694%, 04/17/2046	4,598,963	4,581,638
Series 2012-LC9, Class ASB, 2.437%, 12/17/2047	2,757,234	2,741,326
Series 2013-C10, Class ASB, 2.702%, 12/17/2047	15,642,637	15,630,849
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C15, Class A4, 4.096%, 11/17/2045	8,942,706	9,359,623
Series 2013-C17, Class A3, 3.928%, 01/17/2047	8,714,507	9,064,203
Series 2014-C24, Class ASB, 3.368%, 11/18/2047	12,425,000	12,638,425
Series 2014-C25, Class A5, 3.672%, 11/18/2047	37,797,000	39,027,614
Series 2015-C30, Class A5, 3.822%, 07/15/2048	23,765,000	24,763,213
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C5, Class A4, 3.176%, 08/17/2045	41,590,000	42,023,738
Series 2012-C6, Class A4, 2.858%, 11/15/2045	30,057,555	30,085,443
Series 2013-C10, Class A3, 3.970%, 07/17/2046 (4)	41,814,587	43,746,869
Series 2013-C12, Class A3, 3.973%, 10/17/2046	14,633,677	15,291,279
Series 2014-C16, Class A5, 3.892%, 06/17/2047	30,860,000	32,238,732
Series 2015-C25, Class ASB, 3.383%, 10/19/2048	29,047,000	29,517,181
Wells Fargo Commercial Mortgage Trust:
Series 2015-C26, Class ASB, 2.991%, 02/15/2048	15,049,000	15,101,926
Series 2016-C35, Class ASB, 2.788%, 07/17/2048	11,425,000	11,351,171
WFRBS Commercial Mortgage Trust:
Series 2013-C11, Class A5, 3.071%, 03/17/2045	13,100,000	13,189,197
Series 2012-C6, Class A4, 3.440%, 04/15/2045	19,291,000	19,565,648
Series 2013-C18, Class A4, 3.896%, 12/17/2046	21,950,000	22,886,437
Series 2014-C21, Class ASB, 3.393%, 08/16/2047	12,920,000	13,050,383
Series 2014-C24, Class A5, 3.607%, 11/18/2047	32,306,000	33,181,615
Series 2014-C23, Class ASB, 3.636%, 10/17/2057	10,500,000	10,750,061
Total Non-U.S. Government Agency Issues		940,683,360	5.1%
Total Commercial Mortgage-Backed Securities		1,363,419,565	7.4%

Asset Backed Securities
Citibank Credit Card Issuance Trust,
Series 2007-A3, Class A3, 6.150%, 06/15/2039	6,100,000	7,885,699
Conseco Financial Corp.:
Series 1998-3, Class A5, 6.220%, 03/01/2030	115,791	120,359
Series 1998-4, Class A5, 6.180%, 04/01/2030	56,859	58,774
Ford Credit Auto Owner Trust:
Series 2016-1, Class A, 2.310%, 08/15/2027 (2)	37,625,000	37,320,019
Series 2016-2, Class A, 2.030%, 12/15/2027 (2)	74,240,000	73,023,585
Series 2019-1, Class A, 3.520%, 07/15/2030 (2)	29,300,000	29,865,393
Series 2018-1, Class A, 3.190%, 07/15/2031 (2)	28,641,000	28,660,628
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 12/15/2023	10,086	10,194
PFS Financing Corp.:
Series 2016-BA, Class A, 1.870%, 10/15/2021 (2)	40,200,000	39,976,307
Series 2018-D, Class A, 3.190%, 04/17/2023 (2)	32,525,000	32,709,345
Santander Retail Auto Lease Trust,
Series 2018-A, Class A3, 2.930%, 05/20/2021 (2)	26,825,000	26,860,068
SoFi Consumer Loan Program LLC:
Series 2017-4, Class A, 2.500%, 06/25/2026 (2)	7,839,867	7,782,445
Series 2017-5, Class A2, 2.780%, 09/25/2026 (2)	33,646,000	33,538,077
SoFi Consumer Loan Program Trust,
Series 2018-2, Class A1, 2.930%, 04/26/2027 (2)	4,418,724	4,414,528
Total Asset Backed Securities		322,225,421	1.7%
Total Long-Term Investments (Cost $18,043,640,982)		18,191,532,139	97.8%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 2.36% (5)	544,022,916	544,022,916
Total Short-Term Investment (Cost $544,022,916)		544,022,916	2.9%
Total Investments (Cost $18,587,663,898)		18,735,555,055	100.7%
Liabilities in Excess of Other Assets		(137,081,948)	(0.7)%
TOTAL NET ASSETS		$18,598,473,107	100.0%
Notes to Schedule of Investments
(1)	Foreign security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2019, the value of these securities total $3,458,315,094, which represents 18.59% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2019.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of March 31, 2019.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(8)	Step-up bond; the interest rate shown is the rate in effect as of March 31, 2019.
(9)	Security in default.

Baird Core Plus Bond Fund
Schedule of Investments, March 31, 2019 (Unaudited)
Summary of Fair Value Exposure at March 31, 2019 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$2,745,738,863	$–	$2,745,738,863
Other Government Related Securities	–	227,421,632	–	227,421,632
Corporate Bonds	–	9,118,718,673	–	9,118,718,673
Municipal Bonds	–	115,610,238	–	115,610,238
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	–	3,321,461,683	–	3,321,461,683
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	976,936,064	–	976,936,064
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	422,736,205	–	422,736,205
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	940,683,360	–	940,683,360
Asset Backed Securities	–	322,225,421	–	322,225,421
Total Long-Term Investments	–	18,191,532,139	–	18,191,532,139
Short-Term Investment
Money Market Mutual Fund	544,022,916	–	–	544,022,916
Total Short-Term Investment	544,022,916	–	–	544,022,916
Total Investments	$544,022,916	$18,191,532,139	$–	$18,735,555,055

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.

Baird Short-Term Municipal Bond Fund
Schedule of Investments
March 31, 2019 (Unaudited)

	Principal	Market	% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
Municipal Bonds
Alabama
Alabama Special Care Facilities Financing Authority,
1.850%, 11/15/2046 (Mandatory Tender Date 11/01/2022) (1)	$65,000	$64,607
Autauga County Board of Education,
4.000%, 04/01/2019	150,000	150,000
Black Belt Energy Gas District:
4.000%, 07/01/2046 (Callable 03/01/2021)(Mandatory Tender Date 06/01/2021) (1)	970,000	1,009,673
4.000%, 08/01/2047 (Callable 04/01/2022)(Mandatory Tender Date 07/01/2022) (1)	695,000	736,610
City of Troy AL,
3.000%, 07/01/2019 (Insured by BAM)	75,000	75,243
County of Jefferson AL,
0.000%, 10/01/2025 (Callable 10/01/2023)(Insured by AGM)	750,000	625,155
Greenville Public Improvement Cooperative District:
4.000%, 03/01/2022 (Insured by BAM)	25,000	26,385
4.000%, 03/01/2023 (Insured by BAM)	100,000	107,093
5.000%, 03/01/2024 (Insured by BAM)	115,000	130,083
Jasper Water Works & Sewer Board, Inc.,
5.000%, 06/01/2024 (Callable 06/01/2021)	100,000	106,243
Montgomery Waterworks & Sanitation,
5.000%, 03/01/2025 (Callable 03/01/2022)	150,000	163,691
		3,194,783	0.8%
Alaska
Alaska Housing Finance Corp.,
4.000%, 12/01/2048 (Callable 06/01/2027)	1,485,000	1,586,945
Alaska Industrial Development & Export Authority,
3.500%, 12/01/2020 (Callable 12/01/2019)	750,000	755,483
		2,342,428	0.6%
Arizona
Arizona Health Facilities Authority:
4.625%, 07/01/2019	30,000	30,223
3.390%, 02/01/2048 (SIFMA Municipal Swap Index + 1.850%)(Callable 08/05/2022)(Mandatory Tender Date 02/01/2023) (2)	100,000	104,163
Arizona Industrial Development Authority:
4.000%, 07/01/2019 (Insured by SD CRED PROG)	30,000	30,152
4.000%, 07/01/2020 (Insured by SD CRED PROG)	160,000	164,058
3.375%, 07/01/2021	270,000	270,251
4.000%, 07/01/2021 (Insured by SD CRED PROG)	165,000	170,859
4.000%, 05/01/2022	300,000	313,299
3.000%, 07/01/2022	150,000	149,398
4.000%, 08/01/2023	705,000	709,434
5.000%, 05/01/2025	405,000	453,191
4.625%, 08/01/2028	375,000	380,516
Arizona State University,
5.000%, 07/01/2032 (Pre-refunded to 07/01/2022)	885,000	978,934
BluePath TE Trust,
2.750%, 09/01/2026 (Callable 08/27/2021) (3)	214,051	217,933
City of El Mirage AZ,
5.000%, 07/01/2026 (Callable 07/01/2020)	50,000	51,981
City of Winslow AZ,
2.000%, 07/01/2019 (Insured by AGM)	25,000	25,023
Glendale Industrial Development Authority,
4.000%, 05/15/2019	120,000	120,347
Maricopa County Elementary School District No 1-Phoenix Elementary,
4.250%, 07/01/2019	100,000	100,661
Maricopa County Industrial Development Authority,
2.625%, 07/01/2021	65,000	63,931
The Industrial Development Authority of the County of Pima,
4.950%, 10/01/2020	760,000	792,908
Vistancia Community Facilities District,
5.000%, 07/15/2021 (Callable 07/15/2020)	165,000	171,714
		5,298,976	1.2%
Arkansas
Arkansas Technical University,
4.000%, 06/01/2026 (Callable 06/01/2023)	200,000	216,672
City of Bentonville AR,
2.625%, 11/01/2027 (Callable 11/01/2025)	195,000	205,253
City of Conway AR,
4.000%, 12/01/2023 (Callable 06/01/2022)	35,000	37,345
City of Fayetteville AR,
3.050%, 01/01/2047 (Callable 01/01/2027)	665,000	660,817
City of Hot Springs AR,
4.000%, 12/01/2027 (Callable 12/01/2023)(Insured by BAM)	255,000	277,246
City of Jacksonville AR,
4.000%, 12/01/2025 (Callable 06/01/2021)	110,000	115,469
City of Little Rock AR:
3.000%, 10/01/2021	100,000	102,862
2.375%, 04/01/2028 (Callable 10/01/2022)	1,390,000	1,430,407
2.000%, 03/01/2038 (Callable 03/01/2021)	25,000	25,060
City of Lonoke AR,
5.000%, 06/01/2023	160,000	180,237
City of Magnolia AR,
2.600%, 08/01/2036 (Callable 08/01/2024)(Insured by BAM)	465,000	459,104
City of Marion AR,
2.900%, 09/01/2047 (Callable 09/01/2027)	300,000	302,310
City of Maumelle AR,
2.875%, 08/01/2038 (Callable 08/01/2025)	540,000	542,187
City of Pine Bluff AR,
3.000%, 02/01/2047 (Callable 08/01/2027)(Insured by BAM)	550,000	557,480
City of Rogers AR:
2.125%, 11/01/2029 (Pre-refunded to 11/01/2021)	75,000	75,896
3.250%, 11/01/2043 (Callable 11/01/2026)	2,000,000	2,057,200
City of Sherwood AR,
3.050%, 12/01/2043 (Callable 12/01/2026)	500,000	514,120
City of Springdale AR:
5.000%, 11/01/2025 (Callable 11/01/2022)	150,000	166,594
3.000%, 04/01/2043 (Callable 04/01/2024)(Insured by BAM)	955,000	968,313
Lonoke County School District No. 4,
3.000%, 02/01/2020 (Callable 04/29/2019)(Insured by ST AID)	110,000	110,120
Northwest Arkansas Conservation Authority,
4.000%, 03/01/2024 (Callable 09/01/2022)(Insured by BAM)	325,000	352,154
Siloam Springs School District No 21,
3.000%, 06/01/2022 (Callable 04/29/2019)(Insured by ST AID)	500,000	500,440
		9,857,286	2.3%
California
Allan Hancock Joint Community College District,
0.000%, 08/01/2036 (Pre-refunded to 08/01/2022)	225,000	98,973
Bay Area Toll Authority:
1.260%, 04/01/2034 (SIFMA Municipal Swap Index + 0.600%)(Callable 10/01/2019)(Mandatory Tender Date 04/01/2020) (2)	525,000	525,856
2.200%, 04/01/2047 (SIFMA Municipal Swap Index + 0.700%)(Callable 04/01/2019)(Mandatory Tender Date 10/01/2019) (2)	225,000	225,000
1.375%, 04/01/2053 (Callable 10/01/2019)(Mandatory Tender Date 04/01/2020) (1)	75,000	74,775
California Health Facilities Financing Authority:
5.000%, 04/01/2020	65,000	66,988
3.000%, 07/01/2022 (Insured by NATL) (1)(5)	100,000	100,000
1.000%, 08/15/2053 (Mandatory Tender Date 08/15/2019) (1)	2,000,000	1,993,080
California State Public Works Board,
5.000%, 12/01/2019 (Insured by AMBAC)	120,000	122,786
California State University,
4.000%, 11/01/2049 (Callable 05/01/2021)(Mandatory Tender Date 11/01/2021) (1)	75,000	78,600
California Statewide Communities Development Authority:
6.000%, 01/01/2021 (ETM)	100,000	103,860
3.500%, 11/01/2021 (Callable 11/01/2019)(Insured by CA MTG)	200,000	202,414
3.000%, 07/01/2026 (Callable 01/01/2021)(Insured by CA MTG)	625,000	635,419
6.300%, 04/01/2028 (Insured by NATL) (1)(5)	400,000	400,000
Centinela Valley Union High School District,
0.000%, 08/01/2037 (Callable 08/01/2022)(Insured by AGM)	180,000	70,909
Central School District,
0.000%, 08/01/2051 (Callable 08/01/2022)	400,000	64,228
Ceres Unified School District,
0.000%, 08/01/2034 (Pre-refunded to 08/01/2020)	300,000	109,584
City of Redding CA,
3.816%, 07/01/2022 (ETM)(Insured by NATL) (1)(5)	195,000	191,851
Commerce Community Development Commission Successor Agency,
0.000%, 08/01/2021 (ETM)	165,000	148,563
Corona-Norca Unified School District,
0.000%, 08/01/2026	420,000	459,333
Department of Veterans Affairs Veteran's Farm & Home Purchase Program,
4.000%, 12/01/2049 (Callable 06/01/2028) (6)	2,500,000	2,686,675
Escondido Union High School District,
0.000%, 11/01/2019 (Insured by NATL)	100,000	99,090
Fresno Unified School District:
0.000%, 08/01/2028 (Callable 08/01/2021)	95,000	58,044
0.000%, 08/01/2030 (Callable 08/01/2021)	65,000	34,356
0.000%, 08/01/2031 (Callable 08/01/2023)(Insured by BAM)	50,000	27,904
0.000%, 08/01/2032 (Callable 08/01/2023)(Insured by BAM)	35,000	18,254
0.000%, 08/01/2033 (Callable 08/01/2021)	310,000	131,424
0.000%, 08/01/2033 (Callable 08/01/2023)(Insured by BAM)	585,000	285,141
0.000%, 08/01/2034 (Callable 08/01/2021)	75,000	29,595
0.000%, 08/01/2034 (Callable 08/01/2023)(Insured by BAM)	400,000	182,116
0.000%, 08/01/2035 (Callable 08/01/2023)(Insured by BAM)	150,000	63,704
0.000%, 08/01/2036 (Callable 08/01/2023)(Insured by BAM)	45,000	17,839
0.000%, 08/01/2039 (Callable 08/01/2023)(Insured by BAM)	650,000	208,845
0.000%, 08/01/2040 (Callable 08/01/2023)(Insured by BAM)	805,000	241,009
0.000%, 08/01/2041 (Callable 08/01/2021)	805,000	195,639
0.000%, 08/01/2041 (Callable 08/01/2023)(Insured by BAM)	1,000,000	278,320
0.000%, 08/01/2044 (Callable 08/01/2023)	1,000,000	221,410
Glendale Unified School District:
0.000%, 09/01/2030 (Callable 09/01/2021)	350,000	189,231
0.000%, 09/01/2041 (Callable 09/01/2021)	500,000	121,520
Golden State Tobacco Securitization Corp.:
5.000%, 06/01/2022	135,000	147,483
5.000%, 06/01/2023	590,000	657,614
Healdsburg Unified School District,
0.000%, 08/01/2032 (Callable 08/01/2022)	90,000	51,039
Lemoore Union High School District,
0.000%, 01/01/2022 (Insured by AMBAC)	30,000	28,236
Mendocino-Lake Community College District,
0.000%, 08/01/2035 (Pre-refunded to 08/01/2021)(Insured by AGM)	65,000	22,828
Morongo Unified School District,
0.000%, 08/01/2039 (Pre-refunded to 08/01/2022)	100,000	34,058
Northern California Gas Authority,
2.366%, 07/01/2019 (3 Month LIBOR USD + 0.630%) (2)	270,000	270,003
Piedmont Unified School District,
0.000%, 08/01/2029 (Callable 08/01/2023)	200,000	130,490
Pittsburg Unified School District Financing Authority,
0.000%, 09/01/2035 (Pre-refunded to 09/01/2021)(Insured by AGM)	200,000	67,506
Ripon Unified School District:
0.000%, 08/01/2025 (Callable 08/01/2023)(Insured by BAM)	60,000	49,992
0.000%, 08/01/2026 (Callable 08/01/2023)(Insured by BAM)	35,000	27,684
0.000%, 08/01/2035 (Callable 08/01/2023)(Insured by BAM)	50,000	23,913
Roseville Finance Authority,
4.000%, 09/01/2019	50,000	50,563
Sacramento City Unified School District:
5.000%, 07/01/2025 (Callable 07/01/2022)	75,000	81,515
5.000%, 07/01/2025 (Callable 07/01/2024)	705,000	799,237
San Joaquin Hills Transportation Corridor Agency,
0.000%, 01/15/2025 (Insured by NATL)	85,000	72,415
San Ysidro School District,
0.000%, 08/01/2042 (Pre-refunded to 08/01/2021)(Insured by AGM)	300,000	60,807
State of California:
5.000%, 09/01/2022	165,000	184,075
2.446%, 12/01/2028 (1 Month LIBOR USD + 0.700%)(Callable 06/01/2020)(Mandatory Tender Date 12/01/2020) (2)	100,000	100,402
Sutter Union High School District,
0.000%, 06/01/2050 (Pre-refunded to 08/01/2025)	250,000	36,545
Twin Rivers Unified School District:
0.000%, 08/01/2035 (Pre-refunded to 02/01/2024)(Insured by BAM)	200,000	89,920
0.000%, 08/01/2036 (Pre-refunded to 02/01/2024)(Insured by BAM)	85,000	35,700
University of California,
1.400%, 05/15/2046 (Callable 11/15/2020)(Mandatory Tender Date 05/15/2021) (1)	330,000	327,987
Victor Valley Union High School District,
0.000%, 08/01/2044 (Pre-refunded to 08/01/2023)	1,000,000	283,160
Westminster School District:
0.000%, 08/01/2036 (Callable 08/01/2023)(Insured by BAM)	190,000	76,564
0.000%, 08/01/2038 (Callable 08/01/2023)(Insured by BAM)	260,000	91,310
0.000%, 08/01/2048 (Callable 08/01/2023)(Insured by BAM)	1,000,000	164,760
0.000%, 08/01/2053 (Callable 08/01/2023)(Insured by BAM)	255,000	28,213
		14,756,354	3.5%
Colorado
Adams County Housing Authority,
1.500%, 11/01/2020 (Callable 05/01/2019)(Mandatory Tender Date 11/01/2019) (1)	1,000,000	998,640
Bromley Park Metropolitan District No. 2:
5.000%, 12/01/2024 (Insured by BAM)	200,000	230,102
5.000%, 12/01/2025 (Insured by BAM)	315,000	368,087
Colorado Educational & Cultural Facilities Authority:
4.000%, 10/01/2019	210,000	211,911
4.000%, 12/01/2019	275,000	279,282
5.000%, 12/01/2019	380,000	387,497
4.000%, 06/01/2020	100,000	102,332
4.000%, 10/01/2020	125,000	128,174
5.000%, 10/01/2020	435,000	453,000
5.000%, 12/01/2020	300,000	314,208
4.000%, 11/01/2021	50,000	52,291
4.000%, 12/01/2021	100,000	105,438
5.000%, 12/01/2021	80,000	85,857
4.000%, 03/01/2022	45,000	47,219
5.000%, 12/01/2022	200,000	219,550
4.000%, 04/01/2023	130,000	136,942
5.250%, 03/01/2025 (Insured by NATL)	540,000	627,367
4.000%, 12/15/2025	800,000	833,272
Colorado Health Facilities Authority:
5.000%, 05/15/2019	250,000	250,802
5.000%, 05/15/2020	130,000	133,766
5.000%, 12/01/2023 (Callable 12/01/2022)	1,000,000	1,098,350
4.000%, 12/01/2026 (Callable 06/01/2022)	1,500,000	1,560,090
5.000%, 11/15/2036 (Mandatory Tender Date 11/15/2023) (1)	145,000	165,412
2.800%, 05/15/2042 (Callable 11/15/2022)(Mandatory Tender Date 05/15/2023) (1)	800,000	817,824
Colorado Housing & Finance Authority:
2.150%, 01/01/2038 (Mandatory Tender Date 01/01/2020) (1)	465,000	465,860
4.000%, 05/01/2048 (Callable 11/01/2026)(Insured by GNMA)	445,000	470,027
E-470 Public Highway Authority:
0.000%, 09/01/2020 (Insured by NATL)	125,000	121,464
0.000%, 09/01/2022 (Insured by NATL)	30,000	27,850
0.000%, 09/01/2028 (Callable 09/01/2020)(Insured by NATL)	200,000	123,312
2.714%, 09/01/2039 (1 Month LIBOR USD + 1.050%)(Callable 03/01/2021)(Mandatory Tender Date 09/01/2021) (2)	400,000	403,520
High Plains Metropolitan District,
4.000%, 12/01/2022 (Insured by NATL)	420,000	447,422
Lincoln Park Metropolitan District,
4.000%, 12/01/2023 (Insured by AGM)	150,000	164,407
Lyons Regional Library District,
3.000%, 12/01/2020	30,000	30,567
Regional Transportation District,
5.000%, 06/01/2025 (Pre-refunded to 06/01/2020)	100,000	103,998
SBC Metropolitan District,
4.000%, 12/01/2019 (Insured by AGM)	265,000	269,002
Southlands Metropolitan District No. 1:
3.000%, 12/01/2022	238,000	237,831
3.000%, 12/01/2022	100,000	99,929
Sterling Hills West Metropolitan District:
5.000%, 12/01/2019	100,000	101,859
5.000%, 12/01/2020	125,000	130,271
Vista Ridge Metropolitan District,
4.500%, 12/01/2024 (Insured by BAM)	200,000	223,104
		13,027,836	3.1%
Connecticut
City of Bridgeport CT:
5.000%, 02/01/2022 (Insured by BAM)	250,000	270,677
5.000%, 02/01/2024 (Insured by BAM)	475,000	537,539
City of Hartford CT:
5.000%, 04/01/2020 (ETM)(Insured by ST AID)	200,000	206,358
5.000%, 04/01/2022 (Insured by AGM)	1,000,000	1,092,240
City of New Haven CT:
3.000%, 04/03/2019	1,000,000	1,000,060
5.000%, 08/15/2022 (ETM)(Insured by AGM)	520,000	578,120
Connecticut Housing Finance Authority:
4.000%, 11/15/2044 (Callable 11/15/2023)	150,000	155,379
4.000%, 11/15/2045 (Callable 11/15/2027)	170,000	181,295
2.600%, 11/15/2058 (Callable 11/15/2019)(Mandatory Tender Date 11/15/2021) (1)	750,000	753,667
Connecticut State Health & Educational Facilities Authority:
4.000%, 11/01/2021	100,000	105,303
5.000%, 11/01/2026 (Callable 11/01/2022)	445,000	483,577
5.000%, 07/01/2028 (Callable 07/01/2024)	630,000	709,676
5.000%, 07/01/2037 (Mandatory Tender Date 07/01/2020) (1)	35,000	36,454
2.651%, 07/01/2049 (1 Month LIBOR USD + 0.950%)(Callable 01/01/2020)(Mandatory Tender Date 07/01/2020) (2)	200,000	200,384
Southeastern Connecticut Water Authority,
4.000%, 09/01/2022 (Callable 04/29/2019)(Insured by ST AID)	355,000	355,660
State of Connecticut:
4.000%, 11/01/2020	225,000	233,071
5.000%, 11/01/2020	150,000	157,710
5.000%, 10/01/2027 (Callable 10/01/2023)	1,000,000	1,112,910
Town of Hamden CT,
4.000%, 08/15/2021 (Insured by BAM)	415,000	433,816
Town of Plymouth CT,
4.000%, 07/15/2019	25,000	25,127
University of Connecticut,
5.000%, 11/15/2026 (Callable 11/15/2022)	760,000	839,314
		9,468,337	2.2%
District of Columbia
District of Columbia:
5.000%, 12/01/2026 (Callable 12/01/2022)	310,000	346,096
4.000%, 12/01/2028 (Callable 12/01/2022)	300,000	322,128
District of Columbia Housing Finance Agency:
2.000%, 09/01/2021 (Mandatory Tender Date 09/01/2020) (1)	150,000	150,352
3.500%, 06/15/2023	170,000	174,757
2.550%, 09/01/2023 (Mandatory Tender Date 03/01/2022)(Insured by FHA) (1)	900,000	916,218
		1,909,551	0.5%
Florida
Capital Trust Agency, Inc.,
4.000%, 11/01/2025 (Pre-refunded to 11/01/2022)	275,000	289,369
City of Boynton Beach FL,
4.500%, 11/01/2022 (Callable 11/01/2021)(Insured by AGM)	130,000	138,996
City of Jacksonville FL,
5.000%, 11/01/2022	100,000	110,623
City of Melbourne FL Water & Sewer Revenue,
0.000%, 10/01/2023 (Insured by NATL)	100,000	90,531
City of Port St. Lucie FL:
5.000%, 09/01/2021	55,000	58,989
5.250%, 09/01/2022 (Insured by NATL)	100,000	111,224
City of Tallahassee FL,
5.000%, 12/01/2019	190,000	193,760
City of Tampa FL,
5.250%, 11/15/2024 (Pre-refunded to 05/15/2020)	395,000	411,286
County of Collier FL,
5.000%, 06/01/2020	120,000	124,570
County of Escambia FL,
2.100%, 07/01/2022 (Mandatory Tender Date 04/11/2019) (1)	60,000	60,000
County of Miami-Dade FL,
0.000%, 10/01/2023 (ETM)(Insured by NATL)	50,000	45,944
Escambia County Health Facilities Authority,
1.950%, 11/15/2029(Optional Put Date 04/01/2019)(Insured by AGC) (1)	1,510,000	1,510,000
Florida Gulf Coast University Financing Corp.,
4.100%, 02/01/2025 (Callable 02/01/2020)	100,000	101,593
Florida Higher Educational Facilities Financial Authority,
5.000%, 11/01/2019	195,000	198,551
Florida Housing Finance Corp.:
3.700%, 07/01/2021 (Callable 01/01/2021)(Insured by GNMA)	585,000	598,461
4.350%, 01/01/2046 (Callable 01/01/2024)	350,000	351,687
4.000%, 07/01/2047 (Callable 07/01/2025)(Insured by GNMA)	130,000	135,865
Florida Municipal Loan Council:
0.000%, 04/01/2023 (Insured by NATL)	75,000	67,391
0.000%, 04/01/2024 (Insured by NATL)	55,000	48,020
Florida Municipal Power Agency,
5.000%, 10/01/2025 (Callable 10/01/2021)	585,000	629,437
Florida State Municipal Loan Council,
3.000%, 10/01/2020 (Insured by NATL)	555,000	562,653
Heritage Bay Community Development District:
2.125%, 05/01/2020	125,000	125,205
2.250%, 05/01/2021	125,000	125,524
Highlands County Health Facilities Authority:
1.530%, 11/15/2035 (Callable 04/01/2019)(Optional Put Date 04/05/2019) (1)	400,000	400,000
1.530%, 11/15/2037 (Callable 04/01/2019)(Optional Put Date 04/05/2019) (1)	3,100,000	3,100,000
Hollywood Community Redevelopment Agency:
5.000%, 03/01/2023	460,000	511,837
5.000%, 03/01/2024	800,000	910,128
Jacksonville Housing Finance Authority:
1.900%, 01/01/2021 (Mandatory Tender Date 01/01/2020) (1)	125,000	125,045
2.250%, 12/01/2021 (Mandatory Tender Date 12/01/2020) (1)	1,500,000	1,506,645
JEA Water & Sewer System Revenue:
5.000%, 10/01/2023	150,000	169,371
5.000%, 10/01/2023	210,000	237,119
5.000%, 10/01/2026 (Callable 04/01/2021)	245,000	260,754
Lee County School Board,
5.000%, 08/01/2023	190,000	215,832
Martin County Health Facilities Authority,
3.750%, 11/15/2020	125,000	128,816
Miami Health Facilities Authority,
5.000%, 07/01/2020	300,000	308,496
Miami-Dade County Educational Facilities Authority:
5.000%, 04/01/2022	150,000	164,203
5.000%, 04/01/2023	150,000	168,347
Miami-Dade County Industrial Development Authority:
5.000%, 01/15/2022	385,000	405,628
1.750%, 09/01/2027 (Mandatory Tender Date 11/01/2019) (1)	695,000	694,576
Orange County Health Facilities Authority,
6.250%, 10/01/2021 (ETM)(Insured by NATL)	110,000	117,378
Orange County Housing Finance Authority:
1.900%, 04/01/2022 (Mandatory Tender Date 04/01/2021) (1)	855,000	855,650
4.375%, 03/01/2031 (Callable 03/01/2021)(Insured by GNMA)	420,000	428,799
4.000%, 09/01/2040 (Callable 09/01/2024)(Insured by GNMA)	490,000	509,418
4.250%, 09/01/2049 (Callable 09/01/2027)(Insured by GNMA)	135,000	145,923
Palm Beach County Health Facilities Authority,
5.000%, 11/15/2022	220,000	241,263
Pinellas County Housing Finance Authority:
4.375%, 09/01/2027 (Callable 09/01/2021)(Insured by GNMA)	165,000	169,180
3.500%, 03/01/2046 (Callable 09/01/2025)(Insured by GNMA)	530,000	548,322
School Board of Miami-Dade County,
5.000%, 05/01/2031 (Mandatory Tender Date 05/01/2024) (1)	555,000	633,921
St Johns River Power Park,
5.000%, 10/01/2024 (Callable 10/01/2019)	105,000	106,545
St. Lucie County School Board,
5.000%, 07/01/2027 (Callable 07/01/2023)	1,150,000	1,277,570
University of North Florida Financing Corp.,
5.000%, 11/01/2023 (Insured by AGM)	300,000	338,253
		20,768,698	4.9%
Georgia
Bartow County Development Authority,
2.750%, 12/01/2032 (Mandatory Tender Date 03/15/2023) (1)	2,000,000	2,022,220
Burke County Development Authority:
2.200%, 10/01/2032 (Mandatory Tender Date 04/02/2019) (1)	50,000	50,000
1.850%, 12/01/2049 (Mandatory Tender Date 08/22/2019) (1)	200,000	199,826
1.850%, 12/01/2049 (Mandatory Tender Date 08/22/2019) (1)	70,000	69,939
City of Atlanta GA:
5.000%, 01/01/2023 (Callable 01/01/2020)	450,000	460,525
5.000%, 01/01/2024 (Callable 01/01/2020)	515,000	526,696
Colquitt County Development Authority,
0.000%, 12/01/2021 (ETM)	35,000	33,377
County of Columbia GA,
6.000%, 06/01/2020 (Insured by NATL)	215,000	220,717
Forsyth County Hospital Authority,
6.375%, 10/01/2028 (ETM)	800,000	987,152
Gainesville & Hall County Hospital Authority:
2.490%, 08/15/2035 (SIFMA Municipal Swap Index + 0.950%)(Callable 08/22/2019)(Mandatory Tender Date 02/18/2020) (2)	1,325,000	1,325,742
1.780%, 02/15/2047 (Callable 04/01/2019)(Optional Put Date 04/05/2019) (1)	750,000	750,000
Heard County Development Authority,
2.000%, 09/01/2029 (Optional Put Date 04/01/2019) (1)	700,000	700,000
Macon-Bibb County Hospital Authority,
5.000%, 08/01/2022 (Pre-refunded to 08/01/2019)	50,000	50,563
Main Street Natural Gas, Inc.:
5.000%, 03/15/2022	155,000	167,513
4.000%, 08/01/2048 (Callable 09/01/2023)(Mandatory Tender Date 12/01/2023) (1)	335,000	361,281
Monroe County Development Authority:
2.000%, 07/01/2025 (Mandatory Tender Date 06/13/2019) (1)	510,000	509,918
3.850%, 04/01/2043 (1)	100,000	100,003
2.050%, 07/01/2049 (Mandatory Tender Date 11/19/2021) (1)	250,000	248,123
Morgan County Hospital Authority,
2.750%, 09/01/2019 (Callable 04/29/2019)	250,000	250,383
Private Colleges & Universities Authority:
3.750%, 10/01/2021	45,000	46,616
5.000%, 10/01/2021	75,000	80,147
Richmond County Development Authority,
0.000%, 12/01/2021 (ETM)	30,000	28,609
Washington Wilkes Payroll Development Authority,
0.000%, 12/01/2021 (ETM)	400,000	381,456
		9,570,806	2.2%
Idaho
University of Idaho,
5.250%, 04/01/2041 (Mandatory Tender Date 04/01/2021) (1)	2,140,000	2,276,168	0.5%

Illinois
Bureau County Township High School District No. 502,
3.000%, 12/01/2021 (Insured by BAM)	30,000	30,706
Carroll & Whiteside Counties Cmnty Unit Sch Dist No. 399,
4.000%, 12/01/2024 (Insured by AGM)	410,000	444,497
Chicago Board of Education:
5.000%, 12/01/2022 (Insured by AGM)	295,000	320,904
5.000%, 12/01/2023 (Insured by AGM)	500,000	554,435
Chicago O'Hare International Airport,
5.000%, 01/01/2020	70,000	71,749
Chicago Park District:
5.000%, 01/01/2020	325,000	331,575
5.000%, 01/01/2024	1,305,000	1,439,062
City of Berwyn IL,
4.000%, 12/01/2019	125,000	126,471
City of Burbank IL,
4.000%, 12/01/2021 (Insured by BAM)	1,500,000	1,552,635
City of Chicago IL:
5.000%, 11/01/2019	200,000	203,630
5.000%, 01/01/2020	300,000	304,857
5.000%, 01/01/2020	50,000	51,147
5.000%, 11/01/2020	850,000	890,010
5.000%, 01/01/2023 (Callable 01/01/2020)	25,000	25,615
5.250%, 01/01/2038 (Pre-refunded to 01/01/2022)	380,000	417,232
City of Decatur IL,
4.000%, 03/01/2022	65,000	68,149
City of Oregon IL,
4.000%, 12/01/2024 (Callable 12/01/2022)	105,000	110,661
City of Rock Island IL,
4.000%, 12/01/2019	100,000	101,377
City of Springfield IL:
4.000%, 12/01/2019	95,000	96,352
5.000%, 12/01/2023	155,000	173,324
City of Springfield IL Electric Revenue,
5.000%, 03/01/2024	35,000	39,818
City of Waukegan IL,
5.000%, 12/30/2020 (Insured by AGM)	75,000	79,115
Cook County Community College District No. 510,
0.000%, 12/01/2019 (Insured by AGM)	500,000	493,600
Cook County Community High School District No. 219,
0.000%, 12/01/2020 (Insured by NATL)	55,000	52,610
Cook County Forest Preserve District,
5.000%, 11/15/2021	750,000	799,297
Cook county Illinois School District No. 163,
6.000%, 12/15/2024 (Insured by BAM)	795,000	945,072
Cook County School District No. 111,
0.000%, 12/01/2020 (ETM)(Insured by AGM)	70,000	68,123
Cook County School District No. 130,
5.000%, 12/01/2025 (Insured by AGM)	1,320,000	1,524,798
Cook County School District No. 154,
3.500%, 12/01/2024 (Insured by BAM)	214,000	224,619
Cook County Township High School District No. 201:
0.000%, 12/01/2020 (Insured by AMBAC)	210,000	201,936
0.000%, 12/01/2025 (Insured by AGM)	140,000	116,927
County of Cook IL,
5.000%, 11/15/2021 (Callable 11/15/2019)	340,000	346,348
County of Jefferson IL,
2.000%, 01/15/2020 (Insured by AGM)	100,000	100,295
County of Washington IL,
4.000%, 12/15/2024 (Insured by AGM)	250,000	274,495
Crawford County Community Unit School District No. 2,
3.000%, 12/01/2019 (Insured by MAC)	135,000	135,902
Danville Public Building Commission,
4.000%, 12/01/2019	115,000	116,722
DeKalb County Community Unit School District No. 424,
0.000%, 01/01/2022 (Insured by AMBAC)	250,000	235,235
DuPage County School District No. 34,
0.000%, 01/01/2020 (Insured by NATL)	460,000	452,976
Fulton, Mason, Knox, Schuyler, Etc. Counties Community College District No. 534:
3.250%, 12/01/2020 (Insured by BAM)	210,000	213,406
4.000%, 12/01/2027 (Callable 12/01/2022)(Insured by BAM)	90,000	94,023
Governors State University,
5.000%, 07/01/2021 (Insured by BAM)	295,000	311,558
Illinois Development Finance Authority,
0.000%, 01/01/2020 (Insured by AGM)	75,000	73,876
Illinois Educational Facilities Authority,
1.800%, 07/01/2036 (Mandatory Tender Date 02/13/2020) (1)	200,000	200,032
Illinois Finance Authority:
5.000%, 10/01/2019	75,000	75,817
4.000%, 11/01/2019	145,000	146,714
5.000%, 02/15/2020	100,000	102,606
5.000%, 10/01/2020	105,000	108,059
5.000%, 01/01/2021	125,000	130,919
4.000%, 09/01/2021	75,000	78,046
5.000%, 11/01/2021	60,000	64,294
5.000%, 02/15/2022	225,000	245,302
6.250%, 05/01/2022 (Pre-refunded to 05/01/2020)	145,000	152,240
5.000%, 05/15/2022	175,000	186,062
5.000%, 10/01/2022	50,000	52,881
5.000%, 05/15/2023	120,000	134,726
5.000%, 05/15/2024	350,000	401,369
3.101%, 05/01/2036 (1 Month LIBOR USD + 1.350%)(Callable 11/01/2020)(Mandatory Tender Date 05/01/2021) (2)	135,000	135,421
1.750%, 07/01/2042 (Mandatory Tender Date 05/06/2020) (1)	1,375,000	1,372,717
2.290%, 01/01/2046 (SIFMA Municipal Swap Index + 0.750%)(Callable 07/01/2022)(Mandatory Tender Date 07/01/2023) (2)	50,000	49,980
Illinois Health Facilities Authority,
3.200%, 06/01/2019 (Insured by NATL) (1)(5)	50,000	50,000
Illinois Housing Development Authority:
2.450%, 06/01/2043 (Callable 01/01/2023)(Insured by GNMA)	404,167	390,914
4.500%, 10/01/2048 (Callable 04/01/2028)	145,000	158,236
4.250%, 10/01/2049 (Callable 04/01/2028)	2,000,000	2,172,780
Illinois State University,
5.000%, 04/01/2023 (Callable 04/01/2021)(Insured by BAM)	100,000	104,454
Jefferson County Township High School District No. 201,
6.500%, 12/30/2020 (Insured by BAM)	195,000	210,873
Joliet Park District:
5.000%, 03/01/2022 (Callable 03/01/2021)	130,000	134,871
4.000%, 02/01/2023 (Insured by BAM)	150,000	157,883
Kane County School District No 131 Aurora East Side,
3.500%, 06/01/2024 (Callable 06/01/2021)(Insured by AGM)	560,000	570,601
Kankakee, Iroquois, Ford, Etc. Counties Community Unit School District No. 2,
4.000%, 12/01/2023 (Insured by AGM)	445,000	477,427
Knox & Warren Counties Community Unit School District No. 205,
6.000%, 01/01/2030 (Callable 01/01/2021)	500,000	531,870
Lake County Community Consolidated School District No 24 Millburn,
4.000%, 01/01/2020	940,000	953,715
Lake County Community High School District No. 117,
0.000%, 12/01/2019 (Insured by NATL)	235,000	231,397
Lake County Community High School District No. 127,
0.000%, 02/01/2020 (Insured by NATL)	150,000	147,772
Lake County Community Unit School District No. 116,
5.000%, 01/15/2025 (Callable 01/15/2023)	240,000	266,494
Lake County Elementary School District No. 6:
0.000%, 12/01/2019 (Insured by AMBAC)	80,000	78,460
0.000%, 12/01/2021 (Insured by AMBAC)	115,000	105,463
0.000%, 12/01/2022 (Insured by AMBAC)	100,000	88,421
0.000%, 12/01/2024 (Insured by AMBAC)	70,000	56,932
Lake County Forest Preserve District,
2.229%, 12/15/2020 (3 Month LIBOR USD + 0.480%) (2)	585,000	585,714
Lee County Community Unit School District No 272:
4.000%, 01/01/2020 (Insured by AGM)	300,000	304,668
4.000%, 01/01/2021 (Insured by AGM)	370,000	382,765
McDonough County Community Unit School District No. 185,
3.000%, 12/01/2019	205,000	206,886
Menard Cass & Sangamon Counties Community Unit School District No. 202,
4.000%, 12/01/2022 (Insured by AGM)	300,000	319,806
Metropolitan Pier & Exposition Authority:
0.000%, 06/15/2019 (ETM)(Insured by NATL)	25,000	24,918
0.000%, 06/15/2019 (Insured by NATL)	130,000	129,371
0.000%, 06/15/2019 (ETM)	5,000	4,983
0.000%, 06/15/2019	45,000	44,782
5.650%, 06/15/2022 (Insured by NATL)	120,000	131,452
5.500%, 12/15/2023 (Insured by NATL)	225,000	238,817
0.000%, 06/15/2024 (Insured by NATL)	35,000	30,137
5.700%, 06/15/2025 (Pre-refunded to 06/15/2022)(Insured by NATL)	25,000	28,408
5.700%, 06/15/2025 (Callable 06/15/2022)(Insured by NATL)	35,000	38,634
5.000%, 12/15/2026 (Callable 06/15/2022)(Insured by ST AID)	215,000	227,240
Monroe & St Clair Counties Community Unit School District No. 5,
5.000%, 04/15/2020 (Insured by BAM)	270,000	279,110
Ogle & Winnebago Counties Community Unit School District,
5.000%, 12/01/2021 (Insured by BAM)	150,000	161,709
Peoria Public Building Commission:
0.000%, 12/01/2020 (Callable 12/01/2019)(Insured by AGC)	300,000	279,765
5.000%, 12/01/2020 (Insured by BAM)	185,000	194,783
0.000%, 12/01/2026 (Callable 12/01/2019)(Insured by AGC)	250,000	153,730
Plano Special Service Areas No. 3 & 4,
4.000%, 03/01/2030 (Callable 03/01/2025)	335,000	358,229
Prospect Heights Park District,
4.000%, 12/01/2020 (Insured by BAM)	120,000	124,346
Public Building Commission of Chicago,
5.000%, 03/01/2020 (Callable 04/29/2019)(Insured by AMBAC)	100,000	101,757
Railsplitter Tobacco Settlement Authority,
5.250%, 06/01/2020	75,000	77,954
Regional Transportation Authority:
6.250%, 07/01/2021 (Insured by AGM)	600,000	658,152
5.750%, 06/01/2023 (Insured by AGM)	175,000	197,125
Sales Tax Securitization Corp.,
5.000%, 01/01/2024	200,000	223,192
Sangamon County Water Reclamation District,
5.000%, 01/01/2021	205,000	214,887
Shelby Christian Macon Counties Community School District No. 21:
4.000%, 12/01/2025 (Callable 12/01/2023)(Insured by AGM)	400,000	431,724
4.000%, 12/01/2026 (Callable 12/01/2023)(Insured by AGM)	435,000	467,512
Southern Illinois University,
5.250%, 04/01/2019 (Insured by NATL)	1,390,000	1,390,000
Southwestern Illinois Development Authority,
7.125%, 11/01/2030 (Pre-refunded to 11/01/2023)	165,000	204,036
St. Clair County Community Consolidated School District,
0.000%, 12/01/2021	510,000	478,773
St. Clair County School District No. 119:
5.000%, 04/01/2022 (Insured by AGM)	350,000	381,640
5.000%, 04/01/2023 (Insured by AGM)	300,000	335,706
0.000%, 04/01/2033 (Pre-refunded to 04/01/2019)(Insured by AGC)	675,000	280,571
St. Clair County Township High School District No. 203,
4.000%, 12/01/2022	400,000	424,228
State of Illinois:
0.000%, 08/01/2019	100,000	99,148
5.000%, 12/01/2019	1,000,000	1,019,660
5.000%, 04/01/2020	40,000	41,071
4.000%, 06/15/2020	100,000	102,206
5.000%, 06/15/2020	450,000	465,241
5.000%, 06/15/2020	35,000	36,185
5.000%, 08/01/2020	3,000,000	3,101,850
4.000%, 06/15/2021	35,000	36,178
5.000%, 01/01/2022 (Callable 01/01/2020)	105,000	106,631
6.500%, 06/15/2022	340,000	355,290
5.000%, 08/01/2024 (Callable 08/01/2022)	100,000	106,019
4.500%, 09/01/2024 (Callable 04/29/2019)	185,000	185,216
5.000%, 10/01/2024	500,000	546,295
3.750%, 06/15/2025 (Callable 06/15/2021)	160,000	161,410
4.000%, 06/15/2026 (Callable 06/15/2021)	270,000	274,433
5.000%, 05/01/2028 (Callable 05/01/2024)	445,000	473,565
University of Illinois:
4.000%, 10/01/2019	100,000	101,089
5.000%, 08/15/2020	260,000	271,235
5.000%, 10/01/2021	300,000	322,557
5.000%, 03/15/2022	50,000	54,410
Upper Illinois River Valley Development Authority:
5.000%, 12/01/2022	530,000	576,730
5.000%, 12/01/2023	400,000	442,804
Village of Crestwood IL:
4.000%, 12/15/2021 (Insured by BAM)	250,000	262,970
4.500%, 12/15/2025 (Callable 12/15/2022)(Insured by BAM)	60,000	65,320
Village of Lansing IL:
5.000%, 03/01/2022 (Insured by AGM)	340,000	364,711
5.000%, 03/01/2024 (Insured by BAM)	230,000	256,531
Village of Lyons IL,
5.000%, 12/01/2025 (Callable 12/01/2022)(Insured by BAM)	25,000	27,360
Village of Matteson IL,
8.000%, 12/01/2029 (Pre-refunded to 06/01/2022)	335,000	378,007
Village of Montgomery IL,
2.100%, 03/01/2020 (Insured by BAM)	195,000	195,844
Village of Oak Park IL:
5.000%, 11/01/2020	235,000	246,889
4.000%, 11/01/2021	245,000	257,992
Village of Orland Hills IL:
4.000%, 12/01/2022 (Insured by BAM)	145,000	153,887
4.000%, 12/01/2023 (Insured by BAM)	130,000	139,235
Village of Richton Park IL:
3.000%, 12/01/2019 (Insured by BAM)	65,000	65,318
4.000%, 12/01/2022 (Insured by BAM)	80,000	84,240
Village of River Grove IL:
3.000%, 12/15/2020 (Insured by BAM)	75,000	76,185
3.000%, 12/15/2021 (Insured by BAM)	120,000	122,831
Village of Tremont IL:
3.000%, 07/01/2019 (Insured by BAM)	50,000	50,135
3.000%, 01/01/2020 (Insured by BAM)	70,000	70,562
3.000%, 07/01/2020 (Insured by BAM)	95,000	96,399
Western Illinois University:
4.000%, 04/01/2019 (Insured by BAM)	50,000	50,000
5.000%, 04/01/2020 (Insured by BAM)	250,000	256,718
White County Community Unit School District No. 5,
4.300%, 12/01/2021 (Insured by AGM)	100,000	106,590
Will County Community Consolidated School District No. 70-C:
4.000%, 12/01/2019 (Insured by AGM)	155,000	157,413
4.000%, 12/01/2020 (Insured by AGM)	130,000	134,796
4.000%, 12/01/2022 (Insured by AGM)	270,000	289,999
Will County Community High School District No. 210:
5.000%, 01/01/2021 (Callable 04/29/2019)	125,000	125,142
0.000%, 01/01/2022 (ETM)(Insured by AGM)	175,000	166,730
0.000%, 01/01/2023 (ETM)(Insured by AGM)	335,000	310,465
0.000%, 01/01/2023 (Insured by AGM)	160,000	143,907
0.000%, 01/01/2024 (ETM)(Insured by AGM)	500,000	453,645
0.000%, 01/01/2024 (Insured by AGM)	275,000	239,371
Will County Community Unit School District No. 201-U,
0.000%, 11/01/2021 (Insured by NATL)	215,000	202,863
Will County Elementary School District No. 122,
0.000%, 11/01/2021 (ETM)(Insured by AGM)	50,000	47,753
Will County IL School District No. 365,
0.000%, 11/01/2021 (Insured by AGM)	200,000	190,112
Will County School District No. 114:
0.000%, 12/01/2019 (ETM)(Insured by NATL)	25,000	24,739
0.000%, 12/01/2019 (Insured by NATL)	25,000	24,604
Will County School District No. 88,
5.250%, 01/01/2022 (Insured by AGM)	860,000	922,109
Winnebago & Boone Counties School District No. 205,
0.000%, 02/01/2022	95,000	88,722
		50,587,714	11.8%
Indiana
Anderson Redevelopment District,
5.000%, 02/01/2020	535,000	548,273
Center Grove Community School Corp.:
2.000%, 07/01/2019 (Insured by ST AID)	160,000	160,027
2.000%, 01/01/2020 (Insured by ST AID)	655,000	655,039
City of Goshen IN,
4.100%, 01/01/2021 (Callable 04/29/2019)(Insured by AGM)	470,000	470,987
City of Lawrence IN:
3.000%, 01/01/2020 (Insured by BAM)	175,000	176,431
4.000%, 01/01/2021 (Insured by BAM)	200,000	207,180
4.000%, 01/01/2022 (Insured by BAM)	400,000	422,504
City of Mishawaka IN,
5.000%, 03/01/2025 (Insured by AGM)	100,000	116,983
City of Valparaiso IN,
4.000%, 08/01/2026 (Callable 08/01/2023)	375,000	405,499
City of Whiting IN,
1.850%, 06/01/2044 (Mandatory Tender Date 10/01/2019) (1)	640,000	639,910
County of Lake IN,
4.000%, 07/15/2021 (Insured by AGM)	100,000	105,070
Evansville Vanderburgh Public Library,
4.000%, 07/01/2021 (Insured by ST AID)	135,000	139,443
Hammond Local Public Improvement Bond Bank,
3.000%, 06/30/2019	1,000,000	1,002,080
Hammond Multi-School Building Corp.,
5.000%, 01/15/2025 (Insured by ST AID)	525,000	602,637
Hammond Sanitary District,
5.000%, 01/15/2021 (Insured by BAM)	445,000	471,202
Indiana Bond Bank:
5.250%, 10/15/2019	80,000	81,387
2.710%, 10/15/2022 (3 Month LIBOR USD + 0.970%) (2)	1,075,000	1,075,118
Indiana Finance Authority:
5.000%, 10/01/2022	175,000	192,561
5.250%, 10/01/2022 (Callable 10/01/2021)	800,000	870,536
5.750%, 05/01/2031 (Pre-refunded to 05/01/2019)	100,000	100,331
Indiana Health & Educational Facilities Financing Authority,
1.750%, 11/15/2031 (Mandatory Tender Date 11/02/2021) (1)	375,000	375,049
Indiana Housing & Community Development Authority,
4.000%, 12/01/2027 (Callable 06/01/2021)(Insured by GNMA)	410,000	419,200
Indianapolis Local Public Improvement Bond Bank,
5.000%, 06/01/2020	125,000	129,731
Kankakee Valley Middle School Building Corp.,
5.000%, 07/15/2022 (Insured by ST AID)	215,000	236,928
Michigan City School Building Corp.,
5.000%, 07/15/2023 (Insured by ST AID)	350,000	390,604
Munster School Building Corp.,
4.000%, 07/15/2023 (Insured by ST AID)	160,000	173,656
Salem Middle School Building Corp.,
4.000%, 01/15/2024 (Insured by ST AID)	195,000	212,098
Town of Rossville IN,
3.500%, 07/01/2023	115,000	119,967
Vinton-Tecumseh School Building Corp.:
4.000%, 01/15/2020 (Insured by ST AID)	275,000	280,021
4.000%, 07/15/2020 (Insured by ST AID)	255,000	262,589
4.000%, 01/15/2021 (Insured by ST AID)	265,000	275,815
4.000%, 07/15/2021 (Insured by ST AID)	220,000	231,205
4.000%, 07/15/2022 (Insured by ST AID)	385,000	412,416
5.000%, 01/15/2023 (Insured by ST AID)	145,000	162,188
Washington Indiana Elementary School Building Corp.,
3.000%, 01/15/2024 (Insured by ST AID)	550,000	565,846
Westfield High School Building Corp.,
5.000%, 01/15/2024 (Insured by ST AID)	200,000	226,312
		12,916,823	3.0%
Iowa
Bondurant-Farrar Community School District,
3.000%, 06/01/2023 (Insured by MAC)	110,000	114,727
City of Cedar Rapids IA,
2.608%, 08/15/2029 (Insured by AMBAC) (1)(5)	770,000	770,000
City of Coralville IA,
4.000%, 06/01/2019	100,000	99,950
Iowa Finance Authority:
3.500%, 07/01/2046 (Callable 01/01/2026)(Insured by GNMA)	205,000	212,132
4.000%, 07/01/2047 (Callable 07/01/2027)(Insured by GNMA)	975,000	1,037,868
Iowa Western Community College,
3.000%, 06/01/2021	500,000	513,260
		2,747,937	0.7%
Kansas
City of Wichita KS,
3.000%, 09/01/2023 (Callable 09/01/2022)	525,000	528,560
Kansas Municipal Energy Agency,
5.000%, 04/01/2022 (Insured by BAM)	515,000	563,765
Public Building Commission of Johnson County,
5.000%, 09/01/2023	1,310,000	1,496,007
State of Kansas Department of Transportation,
2.076%, 09/01/2019 (1 Month LIBOR USD + 0.400%) (2)	205,000	205,164
		2,793,496	0.7%
Kentucky
City of Owensboro KY,
0.000%, 01/01/2020 (Insured by AMBAC)	95,000	93,528
City of Somerset KY,
4.000%, 11/01/2026 (Callable 11/01/2021)	200,000	206,412
County of Carroll KY,
1.050%, 09/01/2042 (Mandatory Tender Date 09/01/2019) (1)	250,000	249,125
Kentucky Economic Development Finance Authority:
6.000%, 06/01/2030 (Pre-refunded to 06/01/2020)	190,000	199,665
6.375%, 06/01/2040 (Pre-refunded to 06/01/2020)	340,000	358,761
6.500%, 03/01/2045 (Pre-refunded to 06/01/2020)	950,000	1,003,666
Kentucky Housing Corp.,
2.000%, 09/01/2021 (Mandatory Tender Date 09/01/2020) (1)	150,000	150,540
Kentucky Infrastructure Authority,
5.000%, 02/01/2022	500,000	547,290
Kentucky Public Energy Authority:
4.000%, 04/01/2048 (Callable 01/02/2024)(Mandatory Tender Date 04/01/2024) (1)	630,000	676,425
4.000%, 01/01/2049 (Callable 10/01/2024)(Mandatory Tender Date 01/01/2025) (1)	825,000	896,445
Kentucky Rural Water Finance Corp.:
4.000%, 02/01/2020	2,875,000	2,926,865
2.250%, 03/01/2020 (Callable 09/01/2019)	250,000	250,418
Louisville/Jefferson County Metropolitan Government,
1.500%, 10/01/2033 (Mandatory Tender Date 04/01/2019) (1)	750,000	750,000
		8,309,140	1.9%
Louisiana
Calcasieu Parish Fire Protection District No. 1:
3.000%, 03/01/2020 (Insured by BAM)	110,000	111,260
3.500%, 03/01/2022 (Insured by BAM)	145,000	151,286
4.000%, 03/01/2024 (Insured by BAM)	155,000	168,747
Calcasieu Parish School Board,
5.000%, 02/01/2025 (Callable 02/01/2022)	115,000	124,776
Calcasieu Parish School District No. 30,
2.500%, 02/15/2022	225,000	228,807
City of Shreveport LA,
5.000%, 08/01/2023 (Insured by BAM)	150,000	169,590
Ernest N Morial New Orleans Exhibition Hall Authority,
5.000%, 07/15/2021	250,000	267,265
Jefferson Sales Tax District,
4.500%, 12/01/2022 (Callable 12/01/2019)(Insured by AGC)	140,000	142,793
Louisiana Local Government Environmental Facilities & Community Development Auth,
5.000%, 08/01/2024 (Callable 08/01/2023)	170,000	190,619
Louisiana Local Government Environmental Facilities & Community Development Authority:
5.500%, 10/01/2025 (Pre-refunded to 10/01/2020)	1,050,000	1,111,635
5.625%, 10/01/2030 (Pre-refunded to 10/01/2020)	80,000	84,843
5.750%, 09/01/2035 (Pre-refunded to 09/01/2023)	75,000	87,933
6.000%, 10/01/2044 (Pre-refunded to 10/01/2020)	145,000	154,580
Louisiana Public Facilities Authority:
0.000%, 02/01/2020 (ETM)	200,000	197,062
5.000%, 10/01/2023	255,000	283,517
5.500%, 05/15/2027 (Pre-refunded to 05/15/2026)	2,000,000	2,430,280
New Orleans Aviation Board,
5.000%, 10/01/2025 (Insured by AGM)	200,000	234,482
Regional Transit Authority,
0.000%, 12/01/2021 (Insured by NATL)	120,000	106,609
State of Louisiana:
5.000%, 05/01/2024 (Pre-refunded to 05/01/2022)	345,000	380,556
5.000%, 06/15/2034 (Callable 06/15/2024)	60,000	67,817
West Baton Rouge Parish School District No. 3,
5.000%, 03/01/2026 (Insured by BAM)	495,000	588,946
		7,283,403	1.7%
Maine
Maine State Housing Authority:
3.500%, 11/15/2045 (Callable 05/15/2025)	35,000	36,048
4.000%, 11/15/2045 (Callable 11/15/2025)	445,000	463,775
4.000%, 11/15/2049 (Callable 05/15/2028)	1,625,000	1,748,045
		2,247,868	0.5%
Maryland
County of Washington MD:
5.000%, 01/01/2020	200,000	204,376
5.000%, 01/01/2022	415,000	446,167
Maryland Community Development Administration,
3.750%, 09/01/2019	30,000	30,247
Maryland Health & Higher Educational Facilities Authority,
5.000%, 07/01/2027 (ETM)(Insured by AMBAC)	2,390,000	2,750,818
Montgomery County Housing Opportunities Commission,
4.000%, 07/01/2048 (Callable 07/01/2026)	445,000	470,463
		3,902,071	0.9%
Massachusetts
Commonwealth of Massachusetts:
2.293%, 11/01/2020 (3 Month LIBOR USD + 0.460%)(Callable 04/29/2019) (2)	75,000	75,084
1.050%, 08/01/2043 (Mandatory Tender Date 07/01/2020) (1)	515,000	510,380
Massachusetts Development Finance Agency,
5.000%, 07/01/2025	240,000	276,869
Massachusetts Housing Finance Agency:
2.400%, 12/01/2023 (Mandatory Tender Date 12/01/2021) (1)	1,745,000	1,762,712
4.000%, 12/01/2044 (Callable 06/01/2025)	125,000	130,220
4.000%, 12/01/2048 (Callable 06/01/2027)(Insured by GNMA)	1,000,000	1,064,970
4.000%, 12/01/2048 (Callable 06/01/2027)(Insured by GNMA)	685,000	725,538
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue,
5.000%, 01/01/2039 (Mandatory Tender Date 01/01/2023) (1)	2,730,000	3,048,373
Town of Ashburnham MA,
4.250%, 07/01/2021 (Callable 04/29/2019)(Insured by AGC)	250,000	250,452
		7,844,598	1.8%

Michigan
Bad Axe Public Schools,
4.000%, 05/01/2027 (Callable 05/01/2024)(Insured by Q-SBLF)	630,000	690,354
Battle Creek Tax Increment Finance Authority,
4.300%, 12/01/2028 (Callable 04/29/2019)	500,000	501,140
Carman-Ainsworth Community School District,
5.000%, 05/01/2019 (Insured by BAM)	200,000	200,534
Charter Township of Waterford MI,
3.000%, 11/01/2019 (Insured by AGM)	195,000	196,490
City of Detroit MI:
5.000%, 07/01/2020	265,000	275,640
7.000%, 07/01/2027 (Pre-refunded to 07/01/2019)(Insured by AGM)	50,000	50,660
City of Kalamazoo MI,
5.000%, 10/01/2023	50,000	57,035
City of Warren MI,
4.000%, 06/01/2029 (Callable 06/01/2019)	20,000	20,081
Davison Community Schools:
3.000%, 05/01/2020	615,000	624,317
3.000%, 05/01/2022	190,000	195,904
Detroit Wayne County Stadium Authority,
5.000%, 10/01/2026 (Callable 10/01/2022)(Insured by AGM)	25,000	27,239
East Grand Rapids Public School District,
4.000%, 05/01/2024 (Callable 05/01/2020)(Insured by Q-SBLF)	1,440,000	1,475,942
Essexville-Hampton Public Schools,
4.000%, 05/01/2022 (Insured by Q-SBLF)	325,000	346,778
Fruitport Community Schools:
4.000%, 05/01/2020 (Insured by Q-SBLF)	65,000	66,628
4.000%, 05/01/2021 (Insured by Q-SBLF)	100,000	104,695
4.000%, 05/01/2023 (Insured by Q-SBLF)	135,000	146,703
Ingham County Brownfield Redevelopment Authority,
4.125%, 08/01/2024 (Callable 04/29/2019)(Insured by AGM)	215,000	215,439
Jenison Public Schools,
3.500%, 05/01/2021 (Callable 05/01/2020)	250,000	254,355
Karegnondi Water Authority:
4.000%, 11/01/2019	200,000	202,690
5.000%, 11/01/2020	100,000	104,899
Macomb Township Building Authority,
3.750%, 04/01/2020	850,000	858,398
Michigan Finance Authority:
3.400%, 10/01/2020	100,000	101,272
5.000%, 11/01/2022	100,000	111,284
5.000%, 07/01/2025 (Callable 07/01/2024)(Insured by AGM)	1,475,000	1,697,371
4.000%, 05/01/2026	60,000	66,621
5.500%, 12/01/2026 (Callable 06/01/2025)	335,000	405,089
2.439%, 10/15/2038 (1 Month LIBOR USD + 0.750%)(Callable 04/15/2020)(Mandatory Tender Date 10/15/2020) (2)	350,000	351,592
2.204%, 12/01/2039 (1 Month LIBOR USD + 0.540%)(Callable 06/01/2020)(Mandatory Tender Date 12/01/2020) (2)	100,000	100,216
5.000%, 12/01/2044 (Mandatory Tender Date 02/01/2025) (1)	1,000,000	1,161,250
1.100%, 11/15/2046 (Mandatory Tender Date 08/15/2019) (1)	400,000	399,160
Michigan State Hospital Finance Authority:
1.625%, 11/01/2027 (Mandatory Tender Date 11/01/2019) (1)	180,000	179,953
1.900%, 11/15/2047 (Mandatory Tender Date 04/01/2021) (1)	290,000	290,937
Michigan State Housing Development Authority,
4.000%, 06/01/2046 (Callable 12/01/2024)	1,060,000	1,105,283
Pinckney Community Schools,
5.000%, 05/01/2021 (Insured by Q-SBLF)	100,000	106,774
Royal Oak Hospital Finance Authority,
5.000%, 09/01/2019	50,000	50,693
South Lake Schools:
4.000%, 11/01/2021 (Insured by Q-SBLF)	425,000	446,769
4.000%, 05/01/2022 (Insured by Q-SBLF)	290,000	306,924
Standish-Sterling Community Schools,
5.000%, 05/01/2020 (Insured by Q-SBLF)	100,000	103,627
Western Michigan University,
5.000%, 11/15/2025 (Callable 11/15/2021)	75,000	81,323
White Cloud Public Schools,
4.000%, 05/01/2019 (Insured by Q-SBLF)	30,000	30,053
Ypsilanti School District,
4.000%, 05/01/2020 (Insured by Q-SBLF)	50,000	51,193
		13,763,305	3.2%
Minnesota
City of Brooklyn Center MN,
1.950%, 12/01/2021 (Callable 06/01/2020)(Mandatory Tender Date 12/01/2020) (1)	225,000	225,214
City of Center City MN,
3.000%, 11/01/2019	125,000	126,043
City of Cold Spring MN,
3.000%, 02/01/2020 (Insured by MAC)	105,000	106,233
City of Maple Grove MN,
4.000%, 05/01/2022	605,000	642,171
City of Marshall MN,
2.000%, 07/01/2019	160,000	160,102
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority:
3.587%, 08/01/2027 (Insured by NATL) (1)(5)	25,000	25,000
3.587%, 08/01/2028 (Insured by NATL) (1)(5)	175,000	175,000
City of Minneapolis MN/St. Paul Metropolitan Airports Commission:
5.000%, 01/01/2022	1,000,000	1,091,060
5.000%, 01/01/2025	125,000	147,294
City of Plato MN,
4.000%, 04/01/2022	265,000	279,366
City of Rochester MN,
1.700%, 12/01/2020 (Mandatory Tender Date 12/01/2019) (1)	150,000	149,900
County of Kanabec MN,
2.750%, 12/01/2019 (Callable 04/29/2019)	400,000	400,064
Housing & Redevelopment Authority of The City of St. Paul,
2.200%, 09/01/2021 (Callable 03/01/2020)(Mandatory Tender Date 09/01/2020) (1)	750,000	752,085
Jordan Independent School District No. 717,
5.000%, 02/01/2035 (Callable 02/01/2023)(Insured by SD CRED PROG)	1,000,000	1,122,650
Minnesota Higher Education Facilities Authority,
5.000%, 04/01/2023	100,000	112,601
Minnesota Housing Finance Agency:
2.900%, 01/01/2025 (Insured by GNMA)	55,000	57,048
3.900%, 07/01/2030 (Callable 01/01/2022)(Insured by GNMA)	210,000	215,542
4.000%, 01/01/2038 (Callable 01/01/2024)	990,000	1,034,985
4.000%, 01/01/2047 (Callable 01/01/2026)(Insured by GNMA)	370,000	386,742
4.000%, 07/01/2047 (Callable 01/01/2027)(Insured by GNMA)	655,000	688,772
Minnesota Rural Water Finance Authority, Inc.,
2.000%, 08/01/2020 (Callable 02/01/2020)	1,000,000	1,001,630
Northern Municipal Power Agency,
5.000%, 01/01/2027 (Callable 01/01/2023)	220,000	243,071
Plymouth Intermediate District No. 287:
4.000%, 05/01/2020	25,000	25,618
5.000%, 05/01/2022	105,000	114,642
Shakopee Independent School District No. 720,
5.000%, 02/01/2023 (Insured by SD CRED PROG)	675,000	751,923
University of Minnesota,
5.500%, 07/01/2021 (ETM)	310,000	324,787
		10,359,543	2.4%
Mississippi
Mississippi Development Bank:
3.000%, 07/01/2021 (Insured by ST AID)	730,000	730,139
5.000%, 03/01/2024 (Insured by AGM)	50,000	56,833
5.000%, 11/01/2025 (Insured by BAM)	215,000	251,588
Mississippi Home Corp.:
3.050%, 06/01/2019 (Insured by GNMA)	125,000	125,184
2.400%, 02/01/2022 (Pre-refunded to 08/01/2021) (1)	2,500,000	2,542,675
Mississippi Hospital Equipment & Facilities Authority,
2.000%, 09/01/2022 (Mandatory Tender Date 05/31/2019) (1)	1,000,000	1,000,090
Southwest Mississippi Regional Medical Center,
2.100%, 06/01/2019 (Callable 04/29/2019)	150,000	149,970
State of Mississippi,
2.006%, 09/01/2027 (1 Month LIBOR USD + 0.330%)(Callable 03/01/2020)(Mandatory Tender Date 09/01/2020) (2)	320,000	320,026
		5,176,505	1.2%
Missouri
City of St. Louis MO,
5.000%, 07/01/2023 (Insured by AGM)	415,000	470,801
Health & Educational Facilities Authority of the State of Missouri,
0.000%, 09/01/2022 (ETM)(Insured by NATL)	50,000	46,700
Industrial Development Authority of the City of St. Louis,
3.875%, 11/15/2029 (Callable 11/15/2026)	470,000	488,062
Kirkwood Industrial Development Authority,
8.000%, 05/15/2021 (Pre-refunded to 05/15/2020)	425,000	445,468
Missouri Association of Rural Education,
3.000%, 04/15/2022 (Callable 04/29/2019)	300,000	300,153
Missouri Housing Development Commission:
3.400%, 11/01/2030 (Callable 11/01/2024)(Insured by GNMA)	335,000	344,577
4.000%, 05/01/2042 (Callable 11/01/2026)(Insured by GNMA)	650,000	687,479
Move Rolla Transportation Development District,
3.750%, 06/01/2029 (Callable 06/01/2026)	410,000	430,750
State of Missouri Environmental Improvement & Energy Resources Authority,
2.390%, 12/01/2022 (Insured by NATL) (1)(5)	275,000	275,000
State of Missouri Health & Educational Facilities Authority:
3.200%, 06/01/2020 (Insured by AMBAC) (1)(5)	50,000	50,000
5.000%, 02/01/2022	215,000	229,229
5.000%, 06/01/2036 (Callable 12/01/2022)(Mandatory Tender Date 06/01/2023) (1)	75,000	82,470
		3,850,689	0.9%
Montana
Montana Board of Housing:
4.000%, 12/01/2043 (Callable 12/01/2027)	1,110,000	1,178,287
4.000%, 06/01/2049 (Callable 12/01/2027)(Insured by FHA)	1,270,000	1,350,252
Montana Facility Finance Authority,
5.000%, 07/01/2025	110,000	130,552
		2,659,091	0.6%
Nebraska
Central Plains Energy Project:
5.000%, 09/01/2032 (Callable 09/01/2022)	600,000	647,964
5.000%, 09/01/2042 (Callable 09/01/2022)	1,035,000	1,120,553
5.000%, 03/01/2050 (Callable 10/01/2023)(Mandatory Tender Date 01/01/2024) (1)	1,000,000	1,108,480
Douglas County Hospital Authority No. 2,
5.000%, 05/15/2019	1,030,000	1,033,399
Gering School District,
5.000%, 12/01/2026 (Callable 05/30/2022)	115,000	125,970
		4,036,366	0.9%
Nevada
Clark County School District:
5.000%, 06/15/2019	125,000	125,859
5.000%, 06/15/2023	560,000	631,904
Las Vegas Redevelopment Agency:
3.000%, 06/15/2020	125,000	126,805
5.000%, 06/15/2023	250,000	279,412
Nevada Housing Division,
4.400%, 04/01/2029 (Callable 10/01/2021)(Insured by GNMA)	80,000	81,648
		1,245,628	0.3%
New Jersey
Cape May County Industrial Pollution Control Financing Authority,
6.800%, 03/01/2021 (Insured by NATL)	85,000	91,803
City of Atlantic City NJ:
5.000%, 03/01/2022 (Insured by BAM)	100,000	108,119
5.000%, 03/01/2024 (Insured by BAM)	300,000	338,454
City of Bayonne NJ,
5.000%, 07/15/2022 (Insured by AGM)	475,000	523,122
City of Egg Harbor City NJ,
2.250%, 04/01/2019 (Insured by MAC)	100,000	100,000
City of Trenton NJ:
4.000%, 07/15/2022 (Insured by AGM)	500,000	533,620
4.000%, 07/15/2023 (Insured by AGM)	200,000	215,104
New Jersey Economic Development Authority:
5.250%, 09/01/2019	250,000	253,545
0.000%, 01/01/2020 (Insured by AMBAC)	70,000	68,921
5.000%, 03/01/2020	135,000	138,710
0.000%, 01/01/2021 (Insured by AMBAC)	130,000	125,040
3.250%, 01/01/2021	230,000	232,498
5.000%, 07/15/2021	100,000	104,994
4.000%, 01/01/2022	660,000	681,522
5.000%, 07/15/2022	240,000	255,912
4.000%, 01/01/2023	50,000	52,030
0.000%, 07/01/2024 (ETM)(Insured by NATL)	115,000	103,061
3.125%, 07/01/2029 (Callable 07/01/2027)	315,000	316,436
New Jersey Educational Facilities Authority,
5.000%, 07/01/2022	150,000	165,227
New Jersey Health Care Facilities Financing Authority:
4.000%, 07/01/2019 (ETM)	105,000	105,627
4.250%, 11/15/2021 (Callable 11/15/2020)	70,000	72,935
5.250%, 07/01/2024 (Pre-refunded to 07/01/2019)	75,000	75,678
5.000%, 07/01/2025 (Insured by AGM)	50,000	57,839
New Jersey Housing & Mortgage Finance Agency:
2.020%, 08/01/2021 (Mandatory Tender Date 08/01/2020) (1)	350,000	351,561
4.500%, 10/01/2048 (Callable 10/01/2027)	985,000	1,074,428
4.750%, 10/01/2050 (Callable 04/01/2028)	1,500,000	1,659,480
New Jersey Transportation Trust Fund Authority:
5.000%, 06/15/2019	620,000	623,974
5.250%, 12/15/2019	35,000	35,841
5.000%, 12/15/2023	275,000	306,317
5.000%, 06/15/2024	750,000	848,498
North Hudson Sewerage Authority,
0.000%, 08/01/2021 (ETM)(Insured by NATL)	60,000	57,626
Town of West New York NJ,
4.000%, 04/15/2019 (Insured by MAC)	200,000	200,176
Washington Township Municipal Utilities Authority,
0.000%, 12/15/2023 (Insured by NATL)	25,000	22,323
Washington Township Municipal Utilities Authority/Morris County,
0.000%, 12/15/2021 (Insured by NATL)	100,000	93,963
		9,994,384	2.3%
New Mexico
Las Cruces School District No. 2,
5.000%, 08/01/2026 (Callable 08/01/2020)(Insured by ST AID)	150,000	156,616
New Mexico Educational Assistance Foundation,
4.000%, 09/01/2020	105,000	108,486
New Mexico Hospital Equipment Loan Council,
4.750%, 07/01/2022	325,000	336,892
New Mexico Mortgage Finance Authority:
1.350%, 06/01/2020 (Callable 04/15/2019)(Mandatory Tender Date 06/01/2019) (1)	400,000	399,968
5.300%, 09/01/2040 (Callable 09/01/2019)(Insured by GNMA)	35,000	35,960
3.500%, 03/01/2045 (Callable 03/01/2026)	35,000	36,413
3.750%, 03/01/2048 (Callable 03/01/2027)(Insured by GNMA)	305,000	321,687
4.250%, 07/01/2049 (Callable 01/01/2028)	75,000	81,234
4.250%, 01/01/2050 (Callable 07/01/2028)(Insured by GNMA)	2,950,000	3,207,505
New Mexico Municipal Energy Acquisition Authority,
2.426%, 11/01/2039 (1 Month LIBOR USD + 0.750%)(Callable 04/22/2019)(Mandatory Tender Date 08/01/2019) (2)	1,360,000	1,360,285
Torrance Bernalillo & Santa Fe Counties Municipal School District No 8,
2.500%, 09/01/2019 (Insured by ST AID)	180,000	180,553
		6,225,599	1.5%
New York
City of Long Beach NY,
4.000%, 08/15/2025 (Callable 08/15/2022)(Insured by BAM)	100,000	106,560
City of New York NY,
5.000%, 08/01/2022	160,000	177,680
County of Rockland NY:
5.000%, 03/01/2023 (Insured by AGM)	415,000	467,269
3.750%, 10/01/2026 (Callable 10/01/2020)	70,000	71,331
County of Suffolk NY,
5.000%, 09/26/2019	500,000	508,320
Housing Development Corp.,
2.000%, 11/01/2057 (Callable 08/01/2020)(Mandatory Tender Date 12/31/2021) (1)	1,775,000	1,777,343
Metropolitan Transportation Authority:
2.406%, 11/01/2032 (1 Month LIBOR USD + 0.680%)(Mandatory Tender Date 04/06/2021)(Insured by AGM) (2)	100,000	100,498
1.990%, 11/01/2034 (SIFMA Municipal Swap Index + 0.450%)(Callable 05/01/2019)(Mandatory Tender Date 11/01/2019) (2)	50,000	50,003
4.000%, 11/15/2034 (Callable 08/15/2019)(Mandatory Tender Date 11/15/2019) (1)	540,000	544,444
Monroe County Industrial Development Corp.:
5.000%, 10/01/2019	145,000	147,308
5.000%, 10/01/2020	100,000	104,561
MTA Hudson Rail Yards Trust Obligations,
5.000%, 11/15/2046 (Callable 11/15/2019)	1,000,000	1,017,340
New York City Transitional Finance Authority:
1.980%, 11/01/2022 (Optional Put Date 04/01/2019) (1)	650,000	650,000
2.040%, 11/01/2022 (Optional Put Date 04/01/2019)	750,000	750,000
New York State Dormitory Authority,
5.000%, 12/15/2021	45,000	49,123
State of New York Mortgage Agency:
3.500%, 10/01/2043 (Callable 04/01/2023)	260,000	268,086
4.000%, 10/01/2046 (Callable 04/01/2025)	440,000	461,661
Town of Oyster Bay NY,
3.000%, 03/01/2020 (Insured by AGM)	200,000	202,364
Triborough Bridge & Tunnel Authority:
2.176%, 11/15/2027 (1 Month LIBOR USD + 0.500%)(Callable 05/15/2021)(Mandatory Tender Date 11/15/2021) (2)	525,000	527,005
2.026%, 01/01/2033 (1 Month LIBOR USD + 0.350%)(Callable 06/03/2019)(Mandatory Tender Date 12/03/2019) (2)	30,000	30,010
Utility Debt Securitization Authority,
5.000%, 12/15/2025 (Callable 12/15/2023)	210,000	242,088
Yonkers Industrial Development Agency,
5.000%, 06/01/2019 (ETM)	275,000	276,562
		8,529,556	2.0%
North Carolina
Durham Housing Authority,
1.800%, 01/01/2021 (Mandatory Tender Date 01/01/2020) (1)	110,000	109,999
North Carolina Capital Facilities Finance Agency,
5.000%, 06/01/2022 (Insured by AGC)	100,000	109,450
North Carolina Eastern Municipal Power Agency:
5.000%, 01/01/2021 (ETM)	675,000	714,731
5.000%, 01/01/2021 (ETM)	760,000	806,094
6.000%, 01/01/2022 (ETM)	135,000	151,131
North Carolina Housing Finance Agency,
4.000%, 07/01/2048 (Callable 07/01/2027)(Insured by GNMA)	420,000	447,997
North Carolina Medical Care Commission:
5.750%, 01/01/2035 (Pre-refunded to 01/01/2021)	130,000	139,209
2.200%, 12/01/2048 (Callable 06/01/2022)(Mandatory Tender Date 12/01/2022) (1)	1,825,000	1,832,373
North Carolina Municipal Power Agency,
5.000%, 01/01/2020 (ETM)	510,000	522,934
State of North Carolina:
5.000%, 03/01/2020	300,000	309,351
5.000%, 05/01/2024 (Callable 05/01/2023)	1,250,000	1,416,212
Wilmington Housing Authority,
1.500%, 10/01/2020 (Mandatory Tender Date 10/01/2019) (1)	700,000	699,048
		7,258,529	1.7%
North Dakota
City of Mandan ND,
2.750%, 09/01/2041 (Callable 04/29/2019)	505,000	499,819
City of West Fargo ND,
5.000%, 05/01/2022	200,000	218,996
City of Williston ND:
4.250%, 07/15/2025 (Callable 07/15/2022)	775,000	810,921
4.500%, 11/01/2026 (Callable 11/01/2023)	2,150,000	2,318,775
County of Burleigh ND:
4.000%, 11/01/2021	1,000,000	1,038,660
4.000%, 11/01/2029 (Callable 11/01/2022)(Insured by AGM)	400,000	424,508
4.500%, 07/01/2032 (Pre-refunded to 07/01/2022)	345,000	375,043
County of Ward ND,
4.000%, 04/01/2024 (Callable 04/01/2023)(Insured by AGM)	500,000	537,950
Jamestown Park District,
2.900%, 07/01/2035 (Callable 04/15/2019)	930,000	930,725
North Dakota Housing Finance Agency,
4.000%, 07/01/2048 (Callable 01/01/2027)	260,000	275,928
		7,431,325	1.7%
Ohio
Adams County/Ohio Valley Local School District,
4.000%, 12/01/2020	750,000	772,417
American Municipal Power, Inc.,
2.250%, 02/15/2048 (Callable 02/15/2021)(Mandatory Tender Date 08/15/2021)	250,000	251,278
City of Bowling Green OH:
4.500%, 06/01/2019 (ETM)	35,000	35,167
5.000%, 06/01/2020 (ETM)	100,000	103,998
City of Hamilton OH,
4.000%, 10/15/2023 (Pre-refunded to 10/15/2019)(Insured by AGC)	25,000	25,331
City of Huron OH,
3.125%, 12/01/2024	325,000	331,110
City of Lorain OH,
3.500%, 07/17/2019	1,000,000	1,004,730
County of Franklin OH,
1.970%, 05/15/2050 (SIFMA Municipal Swap Index + 0.430%)(Callable 05/15/2021)(Mandatory Tender Date 11/15/2021) (2)	500,000	500,110
County of Holmes OH,
3.000%, 12/01/2022 (Callable 04/29/2019)(Insured by AGM)	250,000	250,633
County of Licking OH,
3.000%, 05/09/2019	600,000	600,816
County of Lorain OH:
3.000%, 02/07/2020	750,000	757,290
4.000%, 12/01/2020	140,000	145,681
County of Lucas OH:
5.000%, 11/15/2022 (Callable 11/15/2021)	155,000	165,391
5.000%, 11/15/2029 (Callable 11/15/2021)	345,000	363,092
County of Trumbull OH,
3.125%, 08/29/2019	575,000	578,048
Cuyahoga Metropolitan Housing Authority,
2.200%, 06/01/2021 (Mandatory Tender Date 06/01/2020) (1)	500,000	501,470
Greater Cleveland Regional Transit Authority,
5.000%, 12/01/2023	145,000	166,709
Groveport-Madison Local School District,
4.000%, 12/01/2024 (Callable 12/01/2022)(Insured by BAM)	50,000	53,475
Lancaster Port Authority,
2.296%, 08/01/2019 (1 Month LIBOR USD + 0.620%)(Callable 04/22/2019) (2)	70,000	70,009
Little Miami Local School District,
3.000%, 11/21/2019	900,000	907,560
Miami University,
4.000%, 09/01/2027 (Callable 09/01/2022)	160,000	170,314
Ohio Higher Educational Facility Commission:
5.000%, 12/01/2020	35,000	36,916
5.000%, 11/01/2023	580,000	649,913
5.000%, 03/01/2025	685,000	763,035
Ohio Housing Finance Agency,
4.000%, 03/01/2047 (Callable 09/01/2025)(Insured by GNMA)	175,000	183,941
Ohio Turnpike & Infrastructure Commission,
5.500%, 02/15/2024	1,185,000	1,351,101
Oregon City School District,
0.000%, 12/01/2021	245,000	232,926
Port of Greater Cincinnati Development Authority,
3.125%, 11/15/2023	360,000	366,703
Shawnee State University,
2.000%, 06/01/2019 (Insured by BAM)	250,000	250,073
State of Ohio:
5.000%, 04/01/2029 (Callable 04/01/2023)	25,000	28,027
1.790%, 01/15/2045 (Callable 04/01/2019)(Optional Put Date 04/03/2019) (1)	250,000	250,000
Summit County Development Finance Authority,
2.000%, 11/15/2019	30,000	30,020
Village of Bratenahl OH,
3.000%, 08/14/2019	1,000,000	1,003,710
Wauseon Exempted Village School District,
0.000%, 12/01/2021 (Insured by SD CRED PROG)	400,000	380,588
		13,281,582	3.1%
Oklahoma
Catoosa Industrial Authority,
4.000%, 10/01/2028 (Callable 10/01/2026)	325,000	329,417
Cleveland County Justice Authority,
4.000%, 03/01/2020 (Callable 04/29/2019)	125,000	125,211
Logan County Independent School District,
4.000%, 08/01/2020	25,000	25,766
Norman Regional Hospital Authority,
5.000%, 09/01/2020	50,000	52,134
Oklahoma County Finance Authority,
5.000%, 09/01/2024	350,000	404,050
Oklahoma Housing Finance Agency,
2.050%, 04/01/2021 (Mandatory Tender Date 04/01/2020) (1)	725,000	725,109
Oklahoma Municipal Power Authority,
1.930%, 01/01/2023 (SIFMA Municipal Swap Index + 0.390%) (2)	265,000	264,181
Oklahoma Water Resources Board,
5.000%, 04/01/2023	750,000	849,165
Texas County Development Authority,
4.000%, 12/01/2023	675,000	733,847
		3,508,880	0.8%
Oregon
Oregon State Business Development Commission,
2.400%, 12/01/2040 (Mandatory Tender Date 08/14/2023) (1)	100,000	101,542
Oregon State Facilities Authority:
4.750%, 03/15/2024 (Callable 03/15/2020)	15,000	15,403
6.375%, 09/01/2040 (Pre-refunded to 09/01/2020)	1,000,000	1,066,180
Port of Morrow OR,
4.000%, 06/01/2026 (Callable 06/01/2019)	220,000	220,545
State of Oregon:
4.000%, 05/01/2023	500,000	547,680
4.000%, 12/01/2048 (Callable 12/01/2026)	975,000	1,033,081
State of Oregon Housing & Community Services Department:
2.200%, 12/01/2021 (Mandatory Tender Date 12/01/2020) (1)	2,450,000	2,460,854
3.500%, 07/01/2036 (Callable 01/01/2025)	150,000	154,711
4.500%, 01/01/2049 (Callable 07/01/2027)	1,480,000	1,605,341
4.500%, 07/01/2049 (Callable 07/01/2027)	450,000	490,118
		7,695,455	1.8%
Pennsylvania
Allegheny County Hospital Development Authority,
4.125%, 10/15/2026 (Callable 10/15/2021)	55,000	57,775
Bethlehem Area School District:
2.229%, 01/01/2030 (1 Month LIBOR USD + 0.490%)(Callable 05/01/2021)(Mandatory Tender Date 11/01/2021)(Insured by ST AID) (2)	495,000	494,475
2.219%, 07/01/2031 (1 Month LIBOR USD + 0.480%)(Callable 11/02/2020)(Mandatory Tender Date 11/01/2021)(Insured by ST AID) (2)	500,000	499,335
Centennial School District Bucks County,
5.000%, 12/15/2022 (Insured by ST AID)	50,000	55,957
Central Bucks School District,
4.000%, 05/15/2022 (Pre-refunded to 05/15/2021)(Insured by ST AID)	50,000	52,448
Chester County Health & Education Facilities Authority:
5.000%, 11/01/2019	225,000	228,793
5.000%, 05/15/2031 (Pre-refunded to 05/15/2020)	65,000	67,464
5.000%, 05/15/2040 (Pre-refunded to 05/15/2020)	70,000	72,653
Coatesville School District,
5.000%, 08/01/2023 (Insured by AGM)	150,000	166,484
Commonwealth Financing Authority:
5.000%, 06/01/2022	265,000	290,042
5.000%, 06/01/2023	225,000	251,539
Commonwealth of Pennsylvania,
3.750%, 10/01/2021 (Callable 10/01/2019)	175,000	176,575
County of Allegheny PA,
2.383%, 11/01/2026 (3 Month LIBOR USD + 0.550%)(Callable 04/29/2019)(Insured by AGM) (2)	195,000	194,466
Delaware County Authority:
3.000%, 06/01/2019	170,000	170,138
4.000%, 06/01/2020	390,000	396,021
East Allegheny School District,
0.000%, 11/15/2021 (Insured by AGM)	480,000	454,258
Erie City Water Authority,
4.000%, 12/01/2025 (Callable 12/01/2022)(Insured by AGM)	380,000	407,257
Grove City Area School District,
2.000%, 11/15/2019 (Callable 04/29/2019)(Insured by ST AID)	170,000	170,007
Lancaster Higher Education Authority,
5.000%, 10/01/2022 (Insured by BAM)	35,000	38,737
Lancaster Industrial Development Authority,
5.000%, 05/01/2022	45,000	47,921
North East School District,
2.000%, 09/01/2021 (Callable 09/01/2020)(Insured by BAM)	445,000	446,170
Northampton County General Purpose Authority,
2.791%, 08/15/2048 (1 Month LIBOR USD + 1.040%)(Callable 02/15/2023)(Mandatory Tender Date 08/15/2024) (2)	75,000	75,233
Pennsylvania Economic Development Financing Authority,
1.750%, 12/01/2030 (Mandatory Tender Date 04/01/2019) (1)	2,000,000	2,000,000
Pennsylvania Higher Educational Facilities Authority:
5.000%, 08/15/2024 (Pre-refunded to 08/15/2021)	185,000	199,833
2.850%, 05/01/2034 (Mandatory Tender Date 05/01/2021) (1)	500,000	506,355
Pennsylvania Housing Finance Agency:
2.450%, 07/01/2022 (Mandatory Tender Date 07/01/2021) (1)	2,500,000	2,519,250
3.700%, 10/01/2042 (Callable 10/01/2021)	165,000	166,178
4.000%, 10/01/2046 (Callable 04/01/2026)	205,000	216,085
Pennsylvania Turnpike Commission:
2.420%, 12/01/2020 (SIFMA Municipal Swap Index + 0.880%)(Callable 06/01/2020) (2)	345,000	346,780
2.520%, 12/01/2021 (SIFMA Municipal Swap Index + 0.980%)(Callable 06/01/2021) (2)	855,000	863,285
5.000%, 12/01/2022	50,000	55,428
0.000%, 12/01/2023	50,000	45,023
5.450%, 12/01/2035 (Pre-refunded to 12/01/2020)(Insured by AGM)	40,000	42,606
Pittsburgh Water & Sewer Authority,
2.391%, 09/01/2040 (1 Month LIBOR USD + 0.640%)(Callable 06/01/2020)(Mandatory Tender Date 12/01/2020)(Insured by AGM) (2)	250,000	250,108
Punxsutawney Area School District,
2.125%, 10/15/2021 (Callable 04/29/2019)(Insured by AGM)	150,000	150,020
Sayre Health Care Facilities Authority,
2.540%, 12/01/2024 (3 Month LIBOR USD + 0.780%)(Callable 04/29/2019) (2)	60,000	60,485
School District of Philadelphia:
5.000%, 09/01/2019 (Insured by ST AID)	500,000	506,390
5.000%, 06/01/2024	270,000	301,290
School District of Philadelphia/The,
5.000%, 09/01/2019 (Insured by ST AID)	1,000,000	1,012,780
School District of Reading,
5.000%, 03/01/2024 (Insured by AGM)	100,000	113,616
Scranton School District:
5.000%, 06/01/2019 (Insured by ST AID)	100,000	100,440
2.551%, 04/01/2031 (1 Month LIBOR USD + 0.850%)(Callable 10/01/2020)(Mandatory Tender Date 04/01/2021)(Insured by ST AID) (2)	290,000	290,409
Somerset County General Authority,
2.000%, 10/01/2019 (Insured by BAM)	155,000	155,276
Susquenita School District,
2.000%, 09/01/2021 (Callable 09/01/2020)(Insured by MAC)	300,000	300,537
Township of Hampton PA,
5.900%, 02/01/2023	125,000	142,140
University of Pittsburgh-of the Commonwealth System of Higher Education,
1.780%, 09/15/2021 (SIFMA Municipal Swap Index + 0.240%)(Callable 03/15/2021) (2)	100,000	99,806
Urban Redevelopment Authority of Pittsburgh,
2.500%, 12/01/2020 (Callable 12/01/2019)(Mandatory Tender Date 06/01/2020) (1)	575,000	576,363
Washington County Industrial Development Authority,
4.000%, 11/01/2020 (Pre-refunded to 05/01/2020)	80,000	82,161
West Mifflin Sanitary Sewer Municipal Authority,
4.000%, 08/01/2020 (Insured by BAM)	200,000	206,318
Wilkinsburg School District,
3.000%, 05/15/2020 (Insured by AGM)	110,000	111,676
		16,234,386	3.8%
Puerto Rico
Commonwealth of Puerto Rico,
0.000%, 07/01/2019 (Insured by NATL)	50,000	49,538
Puerto Rico Highway & Transportation Authority,
4.600%, 07/01/2022 (ETM)(Insured by NATL)	25,000	27,314
Puerto Rico Public Finance Corp.:
5.375%, 06/01/2019 (Insured by AMBAC)	340,000	342,139
5.125%, 06/01/2024 (Insured by AMBAC)	150,000	164,659
6.000%, 08/01/2026 (ETM)(Insured by AGC)	375,000	476,501
Puerto Rico Sales Tax Financing Corp.,
0.000%, 07/01/2024	1,551,000	1,302,266
		2,362,417	0.6%
Rhode Island
Providence Public Buildings Authority,
5.125%, 06/15/2021 (Insured by AGM)	395,000	407,158
Rhode Island Commerce Corp.,
3.000%, 06/15/2019	670,000	671,876
Rhode Island Housing & Mortgage Finance Corp.,
3.500%, 10/01/2046 (Callable 04/01/2025)	55,000	56,388
		1,135,422	0.3%
South Carolina
City of Myrtle Beach SC,
5.000%, 10/01/2020	100,000	104,888
City of Walhalla SC,
5.000%, 06/01/2023 (Insured by BAM)	320,000	359,514
Greenville Health System,
5.000%, 05/01/2026 (Callable 05/01/2022)	1,020,000	1,103,160
Greenwood Fifty School Facilities, Inc.,
5.000%, 12/01/2027 (Callable 06/01/2026)(Insured by BAM)	1,000,000	1,181,750
Piedmont Municipal Power Agency,
5.375%, 01/01/2025 (ETM)(Insured by NATL)	190,000	225,304
Scago Educational Facilities Corp. for Marro School District,
4.250%, 12/01/2029 (Callable 12/01/2020)(Insured by AGM)	100,000	102,737
South Carolina Jobs-Economic Development Authority:
5.125%, 08/01/2020 (Pre-refunded to 08/01/2019)	500,000	505,840
5.250%, 08/01/2030 (Pre-refunded to 08/01/2023)	110,000	126,583
6.000%, 08/01/2031 (Pre-refunded to 08/01/2021)(Insured by AGM)	125,000	137,711
6.500%, 08/01/2039 (Pre-refunded to 08/01/2021)(Insured by AGM)	1,550,000	1,724,917
1.770%, 05/01/2048 (Callable 04/01/2019)(Optional Put Date 04/05/2019) (1)	2,000,000	2,000,000
South Carolina State Housing Finance & Development Authority:
4.000%, 07/01/2036 (Callable 07/01/2025)(Insured by GNMA)	240,000	252,919
4.500%, 07/01/2048 (Callable 07/01/2027)	545,000	591,827
		8,417,150	2.0%
Tennessee
Clarksville Natural Gas Acquisition Corp.,
5.000%, 12/15/2021	185,000	198,781
Knox County Health Educational & Housing Facility Board,
4.000%, 04/01/2019	270,000	270,000
Memphis Health Educational & Housing Facility Board,
6.750%, 12/01/2046 (Pre-refunded to 06/01/2021)	875,000	968,109
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd,
1.300%, 07/01/2020 (Mandatory Tender Date 07/01/2019) (1)	75,000	74,910
Montgomery County Health Educational & Housing Facilities Board,
1.750%, 12/01/2020 (Mandatory Tender Date 12/01/2019)(Insured by HUD) (1)	380,000	379,548
Nashville & Davidson County Metropolitan Government:
2.050%, 04/01/2021 (Mandatory Tender Date 04/01/2020) (1)	150,000	150,738
2.100%, 04/01/2021 (Mandatory Tender Date 10/01/2020) (1)	250,000	251,230
1.550%, 11/15/2030 (Mandatory Tender Date 11/03/2020) (1)	860,000	856,783
Tennessee Energy Acquisition Corp.:
5.250%, 09/01/2019	250,000	253,085
4.000%, 11/01/2049 (Callable 08/01/2025)(Mandatory Tender Date 11/01/2025) (1)	90,000	97,107
Tennessee Housing Development Agency:
3.600%, 01/01/2031 (Callable 01/01/2023)	1,850,000	1,884,021
4.200%, 07/01/2042 (Callable 01/01/2022)	380,000	390,454
4.000%, 01/01/2043 (Callable 07/01/2027)	900,000	957,843
3.800%, 07/01/2043 (Callable 01/01/2022)	205,000	210,646
4.000%, 01/01/2046 (Callable 01/01/2025)	55,000	57,620
Wilson County Water & Wastewater Authority,
0.000%, 03/01/2022	300,000	278,073
		7,278,948	1.7%
Texas
Arlington Higher Education Finance Corp.,
5.000%, 08/15/2024 (PSF Guaranteed)	535,000	617,336
Beaumont Independent School District,
5.000%, 02/15/2025 (PSF Guaranteed)	100,000	118,030
Bexar County Health Facilities Development Corp.,
4.000%, 07/15/2019	75,000	75,289
Boerne Public Facilities Corp.,
1.870%, 11/01/2022 (Mandatory Tender Date 11/01/2021) (1)	225,000	228,798
Brazoria County Municipal Utility District No. 17,
4.000%, 09/01/2024 (Callable 09/01/2023)(Insured by MAC)	175,000	189,500
Capital Area Housing Finance Corp.,
2.100%, 09/01/2037 (Callable 08/01/2021)(Mandatory Tender Date 09/01/2022) (1)	1,175,000	1,184,658
Carrollton-Farmers Branch Independent School District:
5.000%, 02/15/2020 (PSF Guaranteed)	90,000	92,693
5.000%, 02/15/2020 (ETM)(PSF Guaranteed)	35,000	36,017
Central Texas Regional Mobility Authority:
5.000%, 01/01/2022	350,000	377,744
5.000%, 01/01/2045 (Callable 07/01/2020)(Mandatory Tender Date 01/07/2021) (1)	200,000	207,402
Central Texas Turnpike System:
5.000%, 08/15/2023	130,000	145,837
5.000%, 08/15/2042 (Mandatory Tender Date 04/01/2020) (1)	285,000	293,715
Cimarron Municipal Utility District,
4.000%, 03/01/2025 (Insured by AGM)	70,000	76,723
City of Bullard TX,
3.000%, 09/01/2020 (Insured by BAM)	135,000	137,688
City of Dallas TX,
5.000%, 02/15/2027 (Callable 02/15/2024)	500,000	570,770
City of Elgin TX,
4.000%, 07/15/2023 (Insured by BAM)	50,000	54,418
City of Houston TX:
3.325%, 09/01/2033 (Insured by AMBAC) (1)(5)	600,000	600,000
2.099%, 05/15/2034 (1 Month LIBOR USD + 0.360%)(Callable 02/01/2021)(Mandatory Tender Date 08/01/2021) (2)	975,000	973,528
City of Round Rock TX:
4.000%, 12/01/2023	30,000	32,615
4.000%, 12/01/2024	250,000	275,633
City of San Antonio TX:
3.000%, 12/01/2045 (Mandatory Tender Date 12/01/2019) (1)	120,000	121,008
2.750%, 02/01/2048 (Mandatory Tender Date 12/01/2022) (1)	1,000,000	1,026,450
City of San Antonio TX Electric & Gas Systems Revenue,
2.000%, 02/01/2033 (Callable 06/01/2021)(Mandatory Tender Date 12/01/2021) (1)	100,000	100,178
City of Sanger TX,
2.500%, 08/01/2019	125,000	125,334
City of Victoria TX,
4.000%, 08/15/2023 (Callable 08/15/2020)	410,000	423,276
Clear Creek Independent School District:
5.000%, 02/15/2024 (PSF Guaranteed)	115,000	132,781
1.450%, 02/15/2035 (Mandatory Tender Date 08/14/2020)(PSF Guaranteed) (1)	300,000	299,151
Clyde Education Facilities Corp.,
4.000%, 08/15/2021 (PSF Guaranteed)	140,000	146,580
Corpus Christi Independent School District,
2.000%, 08/15/2047 (Mandatory Tender Date 08/15/2019)(PSF Guaranteed) (1)	250,000	250,372
Cotulla Independent School District,
5.000%, 02/15/2023 (PSF Guaranteed)	100,000	112,500
County of Archer TX,
4.000%, 02/15/2024	350,000	381,818
County of Harris TX,
5.000%, 08/15/2030 (Callable 08/15/2022)	1,055,000	1,161,914
County of McLennan TX,
5.000%, 06/01/2025 (Insured by AGM)	240,000	277,812
County of Randall TX,
4.200%, 08/01/2029 (Callable 08/01/2020)	885,000	911,054
Cypress-Fairbanks Independent School District,
3.000%, 02/15/2036 (Mandatory Tender Date 08/15/2019)(PSF Guaranteed) (1)	490,000	492,528
Dallas County Utility & Reclamation District,
5.000%, 02/15/2026	190,000	226,134
Dallas Independent School District:
5.000%, 02/15/2036 (Mandatory Tender Date 02/15/2020)(PSF Guaranteed) (1)	200,000	205,738
5.000%, 02/15/2036 (Pre-refunded to 02/15/2022)(PSF Guaranteed) (1)	5,000	5,477
5.000%, 02/15/2036 (Pre-refunded to 02/15/2022)(PSF Guaranteed) (1)	305,000	334,054
5.000%, 02/15/2036 (Mandatory Tender Date 02/15/2022)(PSF Guaranteed) (1)	1,255,000	1,367,498
Decatur Hospital Authority,
5.750%, 09/01/2029 (ETM)	1,610,000	1,968,402
Denton County Fresh Water Supply District No. 6,
4.000%, 02/15/2020 (Insured by BAM)	175,000	178,533
Everman Independent School District,
5.000%, 02/15/2025 (PSF Guaranteed)	125,000	147,614
Fort Bend County Municipal Utility District No 58,
3.500%, 04/01/2024 (Insured by AGM)	125,000	131,654
Fort Bend County Municipal Utility District No. 134B,
4.625%, 09/01/2024 (Insured by AGM)	320,000	360,829
Fort Bend Independent School District:
1.350%, 08/01/2040 (Callable 04/29/2019)(Mandatory Tender Date 08/01/2019)(PSF Guaranteed) (1)	1,165,000	1,164,068
1.500%, 08/01/2042 (Mandatory Tender Date 08/01/2021)(PSF Guaranteed) (1)	365,000	361,777
Friendswood Independent School District,
5.000%, 02/15/2025 (PSF Guaranteed)	105,000	123,611
Garland Independent School District,
5.000%, 02/15/2022 (Callable 02/15/2020)(PSF Guaranteed)	200,000	206,144
Grand Parkway Transportation Corp.:
5.000%, 02/01/2023	565,000	630,274
5.000%, 10/01/2052 (Mandatory Tender Date 10/01/2023) (1)	615,000	695,836
Harris County Cultural Education Facilities Finance Corp.:
2.120%, 12/01/2042 (SIFMA Municipal Swap Index + 0.580%)(Callable 06/01/2019)(Mandatory Tender Date 12/01/2019) (2)	50,000	50,035
2.538%, 10/01/2045 (1 Month LIBOR USD + 0.850%)(Callable 12/01/2019)(Mandatory Tender Date 06/01/2020) (2)	300,000	301,257
Harris County Health Facilities Development Corp.,
5.750%, 07/01/2027 (ETM)	10,000	12,135
Harris County Municipal Utility District No. 153,
4.000%, 09/01/2023 (Callable 09/01/2022)(Insured by BAM)	100,000	106,598
Harris County Municipal Utility District No. 500,
5.000%, 12/01/2021 (Insured by AGM)	85,000	92,004
Harris County-Houston Sports Authority,
5.000%, 11/15/2019	370,000	377,344
Hitchcock Independent School District,
5.000%, 02/15/2023 (PSF Guaranteed)	100,000	112,060
Houston Independent School District,
1.375%, 06/01/2037 (Mandatory Tender Date 06/01/2019)(PSF Guaranteed) (1)	105,000	104,952
Ingleside Independent School District,
5.000%, 08/15/2024 (PSF Guaranteed)	120,000	140,201
Katy Independent School District,
2.207%, 08/15/2036 (1 Month LIBOR USD + 0.550%)(Callable 04/09/2019)(Mandatory Tender Date 08/15/2019)(PSF Guaranteed) (2)	1,050,000	1,050,052
Lake Travis Independent School District:
2.625%, 02/15/2048 (Pre-refunded to 02/15/2022)(PSF Guaranteed) (1)	95,000	97,585
2.625%, 02/15/2048 (Mandatory Tender Date 02/15/2022)(PSF Guaranteed) (1)	875,000	891,371
Lamar Consolidated Independent School District,
1.950%, 08/15/2047 (Mandatory Tender Date 08/17/2020)(PSF Guaranteed) (1)	700,000	702,835
Leander Independent School District:
0.000%, 08/15/2023 (Pre-refunded to 08/15/2020)(PSF Guaranteed)	40,000	33,825
0.000%, 08/15/2034 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	100,000	55,311
0.000%, 08/15/2036 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	100,000	48,950
0.000%, 08/15/2041 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	300,000	110,355
0.000%, 08/15/2041 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	7,900,000	3,124,766
0.000%, 08/15/2042 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	180,000	68,096
0.000%, 08/15/2045 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	1,000,000	291,900
0.000%, 08/15/2046 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	725,000	198,860
0.000%, 08/15/2047 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	50,000	12,877
Lewisville Independent School District,
5.000%, 08/15/2024 (PSF Guaranteed)	420,000	491,644
Longview Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	125,000	143,885
Lower Colorado River Authority,
5.000%, 05/15/2024 (Callable 05/15/2022)	125,000	137,174
Lufkin Independent School District,
0.000%, 08/15/2019 (PSF Guaranteed)	245,000	243,496
Manor Independent School District,
5.000%, 08/01/2026 (PSF Guaranteed)	100,000	121,359
Mansfield Independent School District,
2.500%, 08/01/2042 (Mandatory Tender Date 08/01/2021)(PSF Guaranteed) (1)	3,765,000	3,818,049
Montgomery County Municipal Utility District No. 119:
4.000%, 04/01/2020 (Insured by BAM)	350,000	357,297
4.000%, 04/01/2021 (Insured by BAM)	175,000	182,625
Montgomery Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	150,000	173,041
New Caney Independent School District:
5.000%, 02/15/2025 (PSF Guaranteed)	100,000	117,847
3.000%, 02/15/2050 (Mandatory Tender Date 08/15/2021)(PSF Guaranteed) (1)	215,000	220,655
New Hope Cultural Education Facilities Finance Corp.:
4.000%, 04/01/2020	50,000	50,336
3.000%, 07/01/2021	120,000	122,683
3.625%, 08/15/2022 (Callable 08/15/2021)	100,000	99,667
4.000%, 06/15/2024	50,000	54,719
Newark Higher Education Finance Corp.,
5.000%, 08/15/2023 (PSF Guaranteed)	260,000	293,530
North Central Texas Health Facility Development Corp.,
5.750%, 06/01/2026 (ETM)(Insured by NATL)	540,000	622,031
North East Independent School District,
2.000%, 08/01/2044 (Mandatory Tender Date 08/01/2019)(PSF Guaranteed) (1)	50,000	50,057
North East Independent School District/TX:
1.420%, 08/01/2040 (Callable 08/01/2019)(Mandatory Tender Date 08/01/2021)(PSF Guaranteed) (1)	1,722,000	1,698,633
2.200%, 08/01/2049 (Mandatory Tender Date 08/01/2024)(PSF Guaranteed) (1)	225,000	228,026
North Texas Higher Education Authority, Inc.,
3.492%, 07/01/2030 (3 Month LIBOR USD + 0.900%) (2)	490,000	490,505
North Texas Tollway Authority,
5.000%, 01/01/2022	25,000	27,269
Northgate Crossing Road Utility District,
0.000%, 12/01/2022 (Callable 12/01/2020)(Insured by AGM)	100,000	89,375
Northside Independent School District:
5.000%, 08/15/2022 (PSF Guaranteed)	100,000	111,173
1.750%, 06/01/2032 (Callable 04/22/2019)(Mandatory Tender Date 06/01/2022)(PSF Guaranteed) (1)	1,010,000	1,004,122
2.000%, 08/01/2044 (Mandatory Tender Date 08/01/2019)(PSF Guaranteed) (1)	500,000	500,500
2.000%, 06/01/2046 (Mandatory Tender Date 06/01/2021)(PSF Guaranteed) (1)	640,000	641,139
Northwest Harris County Municipal Utility District No. 16,
5.500%, 10/01/2021 (Insured by BAM)	25,000	27,075
Odessa Junior College District,
4.000%, 07/01/2029 (Callable 07/01/2022)(Insured by AGM)	190,000	200,851
Olmos Park Higher Education Facilities Corp.,
5.000%, 12/01/2021	210,000	226,109
Palestine Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	135,000	155,192
Pearland Independent School District,
5.000%, 02/15/2027 (Callable 02/15/2021)(PSF Guaranteed)	150,000	158,811
Plains Independent School District,
4.000%, 08/15/2023 (Callable 08/15/2020)(PSF Guaranteed)	340,000	349,534
Port Neches-Groves Independent School District,
5.000%, 02/15/2026 (PSF Guaranteed)	715,000	859,616
Prosper Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	100,000	115,411
Red River Education Finance Corp.:
3.000%, 06/01/2022	655,000	667,150
5.000%, 06/01/2022	880,000	951,043
Round Rock Independent School District,
1.500%, 08/01/2040 (Callable 08/01/2019)(Mandatory Tender Date 08/01/2021)(PSF Guaranteed) (1)	375,000	371,944
SA Energy Acquisition Public Facility Corp.,
5.500%, 08/01/2021	25,000	26,770
San Antonio Water System,
2.000%, 05/01/2043 (Mandatory Tender Date 11/01/2021) (1)	100,000	100,239
San Benito Consolidated Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	100,000	115,058
San Juan Higher Education Finance Authority,
5.125%, 08/15/2020	205,000	209,442
South Shore Harbor Municipal Utility District No. 7,
4.000%, 09/01/2023 (Insured by BAM)	370,000	398,172
Southwest Texas Junior College District,
4.000%, 10/01/2023 (Insured by BAM)	100,000	106,896
State of Texas,
5.000%, 08/01/2020	375,000	391,965
Tarrant County Cultural Education Facilities,
5.000%, 11/15/2024	175,000	196,926
Texas City Industrial Development Corp.,
7.375%, 10/01/2020	200,000	216,368
Texas Department of Housing & Community Affairs:
4.050%, 07/01/2026 (Callable 01/01/2021)(Insured by GNMA)	455,000	468,131
4.750%, 03/01/2049 (Callable 09/01/2027)(Insured by GNMA)	710,000	780,858
Texas Municipal Gas Acquisition & Supply Corp. I,
5.250%, 12/15/2021	120,000	129,756
Texas Municipal Gas Acquisition & Supply Corp. III:
5.000%, 12/15/2021	140,000	149,971
5.000%, 12/15/2022	150,000	164,023
5.000%, 12/15/2023 (Callable 12/15/2022)	190,000	209,365
5.000%, 12/15/2029 (Callable 12/15/2022)	1,425,000	1,551,654
Texas State Public Finance Authority Charter School Finance Corp.:
6.000%, 08/15/2026 (Pre-refunded to 02/15/2020)	250,000	259,410
7.250%, 08/15/2041 (Pre-refunded to 08/15/2021)	450,000	507,299
Texas Transportation Commission State Highway Fund,
4.000%, 04/01/2026 (Mandatory Tender Date 10/01/2021) (1)	580,000	612,735
Tomball Independent School District,
1.100%, 02/15/2043 (Mandatory Tender Date 08/15/2019)(PSF Guaranteed) (1)	200,000	199,498
Town of Providence Village TX,
4.000%, 03/01/2024 (Insured by BAM)	275,000	301,414
Travis County Health Facilities Development Corp.:
7.000%, 01/01/2032 (Pre-refunded to 01/01/2021)	150,000	163,706
7.125%, 01/01/2046 (Pre-refunded to 01/01/2021)	385,000	421,001
Travis County Housing Finance Corp.,
2.000%, 04/01/2021 (Mandatory Tender Date 04/01/2020) (1)	570,000	571,454
Tyler Health Facilities Development Corp.,
5.500%, 07/01/2027 (Pre-refunded to 07/01/2021)	55,000	59,600
Upper Trinity Regional Water District,
5.000%, 08/01/2024 (Callable 08/01/2022)(Insured by AGM)	195,000	214,346
Viridian Municipal Management District:
6.000%, 12/01/2023 (Insured by BAM)	50,000	58,665
4.000%, 12/01/2026 (Callable 12/01/2023)(Insured by AGM)	340,000	365,412
West Ranch Management District,
3.000%, 09/01/2019 (Insured by MAC)	50,000	50,277
Wink-Loving Independent School District:
5.000%, 02/15/2026 (Callable 02/15/2023)(PSF Guaranteed)	1,970,000	2,209,158
5.000%, 02/15/2027 (Callable 02/15/2023)(PSF Guaranteed)	2,350,000	2,632,470
		58,357,774	13.7%
Utah
County of Utah UT,
5.000%, 05/15/2057 (Callable 02/01/2024)(Mandatory Tender Date 08/01/2024) (1)	250,000	285,260
Utah Charter School Finance Authority,
4.000%, 04/15/2022 (Insured by UT CSCE)	250,000	264,015
Utah Housing Corp.:
2.000%, 07/01/2021 (Mandatory Tender Date 01/01/2021)(Insured by GNMA) (1)	250,000	250,568
4.000%, 01/01/2045 (Callable 01/01/2026)(Insured by FHA)	75,000	78,783
		878,626	0.2%
Vermont
City of Burlington VT,
5.000%, 07/01/2023 (Pre-refunded to 07/01/2021)	25,000	26,816
Vermont Economic Development Authority,
2.000%, 07/01/2020 (Callable 07/01/2019)	350,000	346,591
Vermont Housing Finance Agency:
4.000%, 11/01/2044 (Callable 11/01/2023)	100,000	104,818
4.000%, 11/01/2048 (Callable 05/01/2027)	1,500,000	1,593,480
Vermont Public Power Supply Authority,
5.000%, 07/01/2022	380,000	411,787
		2,483,492	0.6%
Virgin Islands
Virgin Islands Public Finance Authority,
5.000%, 09/01/2020	100,000	103,175	0.0%

Virginia
City of Petersburg VA,
4.000%, 11/01/2025 (Callable 11/01/2022)(Insured by ST AID)	285,000	303,505
Colonial Heights Economic Development Authority,
1.800%, 01/01/2020 (Mandatory Tender Date 07/01/2019) (1)	380,000	379,993
Stafford County & Staunton Industrial Development Authority,
5.500%, 02/01/2041 (Pre-refunded to 02/01/2021)(Insured by ST AID)	30,000	32,090
Virginia Commonwealth University Health System Authority,
4.750%, 07/01/2041 (Pre-refunded to 07/01/2021)	90,000	96,355
Virginia Resources Authority,
4.250%, 11/01/2040 (Pre-refunded to 11/01/2020)	45,000	46,839
Wise County Industrial Development Authority,
2.150%, 10/01/2040 (Mandatory Tender Date 09/01/2020) (1)	125,000	125,381
		984,163	0.2%
Washington
Central Puget Sound Regional Transit Authority,
1.990%, 11/01/2045 (SIFMA Municipal Swap Index + 0.450%)(Callable 11/01/2022)(Mandatory Tender Date 11/01/2023) (2)	100,000	100,034
Central Washington University:
4.000%, 05/01/2024 (Callable 05/01/2023)	245,000	264,916
4.000%, 05/01/2026 (Callable 05/01/2023)	400,000	429,700
City of Everett WA,
1.940%, 12/01/2034 (SIFMA Municipal Swap Index + 0.400%)(Callable 06/01/2019)(Mandatory Tender Date 12/01/2019)(Partially Pre-refunded) (2)	55,000	55,002
City of Port Angeles WA,
4.000%, 11/01/2024 (Callable 11/01/2019)(Insured by AGC)	105,000	106,421
Grays Harbor County Public Hospital District No. 1,
3.000%, 08/01/2019 (Callable 04/22/2019)	500,000	500,005
King County Housing Authority:
3.500%, 05/01/2021	300,000	309,663
3.500%, 05/01/2022	335,000	349,576
Spokane Public Facilities District,
5.000%, 12/01/2028 (Callable 06/01/2023)	450,000	501,741
State of Washington,
5.000%, 07/01/2024 (Callable 07/01/2022)	250,000	276,545
Washington Health Care Facilities Authority:
2.540%, 01/01/2035 (SIFMA Municipal Swap Index + 1.000%)(Callable 07/05/2020)(Mandatory Tender Date 01/01/2021) (2)	50,000	50,111
5.000%, 10/01/2042 (Mandatory Tender Date 10/01/2021) (1)	85,000	91,738
		3,035,452	0.7%
West Virginia
West Virginia Hospital Finance Authority,
5.125%, 09/01/2021 (Callable 09/01/2019)	120,000	121,454	0.0%

Wisconsin
Boyceville Community School District/WI,
2.000%, 03/01/2020	115,000	115,436
Campbellsport School District,
5.000%, 03/01/2022	540,000	590,738
City of Hartford WI,
2.250%, 05/01/2020	150,000	151,056
City of Kenosha WI,
5.000%, 06/01/2021	200,000	214,424
City of Ladysmith WI,
4.000%, 06/01/2022 (Callable 04/29/2019)	150,000	150,288
City of Oshkosh WI,
4.000%, 05/01/2029 (Callable 05/01/2023)	125,000	132,916
County of Kenosha WI,
2.500%, 08/01/2019 (Callable 04/29/2019)	25,000	25,016
County of Manitowoc WI,
4.000%, 11/01/2021	90,000	94,355
Ladysmith School District,
2.000%, 04/01/2021	150,000	150,820
Milwaukee Redevelopment Authority,
4.500%, 08/01/2023 (Callable 08/01/2019)	110,000	110,869
Public Finance Authority:
4.000%, 01/01/2020	415,000	418,553
4.000%, 10/01/2020	200,000	204,234
4.000%, 12/01/2020	350,000	354,207
5.000%, 06/15/2021	140,000	147,050
4.000%, 10/01/2021	200,000	206,532
3.000%, 11/15/2022 (Callable 04/29/2019)	160,000	160,030
5.000%, 06/15/2023	395,000	431,838
8.375%, 06/01/2037 (Pre-refunded to 06/01/2022)	1,075,000	1,281,110
8.625%, 06/01/2047 (Pre-refunded to 06/01/2022)	1,275,000	1,537,140
Rib Lake School District,
3.000%, 10/22/2019	250,000	251,837
Southeast Wisconsin Professional Baseball Park District,
0.000%, 12/15/2021 (ETM)(Insured by NATL)	30,000	28,666
State of Wisconsin:
5.000%, 05/01/2025 (Pre-refunded to 05/01/2021)	5,000,000	5,352,850
5.000%, 05/01/2026 (Callable 05/01/2023)	60,000	68,154
5.000%, 05/01/2029 (Pre-refunded to 05/01/2022)	145,000	160,174
Town of Freedom WI,
2.000%, 10/01/2019	200,000	200,296
Town of Grand Chute WI,
3.000%, 11/01/2020 (Callable 04/29/2019)	235,000	235,235
Village of DeForest WI,
3.375%, 05/01/2023 (Callable 05/01/2021)	100,000	103,041
Village of Holmen WI,
2.000%, 10/01/2019	140,000	140,262
Village of Kronenwetter WI Water & Sewer Revenue,
2.500%, 04/01/2021 (Callable 10/01/2020)	1,120,000	1,127,560
Village of Sussex WI,
3.000%, 06/01/2023 (Callable 06/01/2022)	1,155,000	1,190,909
Village of Sussex WI Water System Revenue,
2.000%, 06/01/2019	95,000	95,045
Village of Whiting WI,
2.125%, 03/01/2020	250,000	250,845
West Allis West Milwaukee School District,
3.000%, 04/01/2019	150,000	150,000
Western Technical College District,
2.000%, 04/01/2019	125,000	125,000
Wisconsin Center District:
5.000%, 12/15/2020	100,000	105,721
5.000%, 12/15/2022	715,000	797,182
5.000%, 12/15/2025	75,000	88,774
5.250%, 12/15/2027 (Insured by AGM)	85,000	100,492
Wisconsin Health & Educational Facilities Authority:
3.000%, 12/01/2019	575,000	579,451
5.000%, 08/15/2020 (ETM)	55,000	57,545
2.650%, 11/01/2020 (Callable 11/01/2019)	1,000,000	1,001,380
5.875%, 02/15/2022 (Insured by BHAC)	100,000	108,610
5.000%, 03/01/2022	230,000	243,386
5.000%, 07/01/2022	160,000	173,286
4.000%, 09/15/2022	200,000	207,978
5.000%, 03/01/2023	300,000	322,542
5.000%, 06/01/2023 (Callable 06/01/2022)	105,000	114,281
5.250%, 08/15/2023 (Pre-refunded to 08/15/2020)	420,000	440,853
4.000%, 09/15/2023 (Callable 09/15/2022)	150,000	155,682
4.000%, 09/15/2024 (Callable 09/15/2023)	360,000	375,509
4.500%, 06/01/2025 (Pre-refunded to 06/01/2020)	500,000	516,820
5.000%, 07/01/2025 (Callable 07/01/2024)	660,000	742,658
4.000%, 09/15/2025 (Callable 09/15/2022)	200,000	206,312
4.000%, 09/15/2025 (Callable 09/15/2023)	300,000	312,033
3.000%, 02/15/2035 (Pre-refunded to 08/15/2025)	110,000	117,225
5.250%, 04/15/2035 (Pre-refunded to 04/15/2023)	50,000	57,126
4.000%, 02/15/2038 (Pre-refunded to 08/15/2025)	330,000	372,016
5.000%, 11/15/2043 (Mandatory Tender Date 06/01/2020) (1)	100,000	103,679
Wisconsin Housing & Economic Development Authority:
3.500%, 09/01/2046 (Callable 09/01/2025)(Insured by FNMA)	385,000	399,445
4.000%, 03/01/2048 (Callable 03/01/2027)(Insured by FNMA)	495,000	523,072
4.250%, 03/01/2049 (Callable 09/01/2028)	1,000,000	1,085,670
		25,265,214	5.9%
Wyoming
Wyoming Community Development Authority,
4.000%, 12/01/2043 (Callable 06/01/2027)	1,460,000	1,535,234	0.4%
Total Municipal Bonds (Cost $420,365,355)		424,313,617	99.3%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 2.36% (4)	124,321	124,321
Total Short-Term Investment (Cost $124,321)		124,321	0.0%
Total Investments (Cost $420,489,676)		424,437,938	99.3%
Other Assets in Excess of Liabilities		3,172,244	0.7%
TOTAL NET ASSETS		$427,610,182	100.0%

Notes to Schedule of Investments

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CA MTG	CA Mortgage Insurance
FHA	Federal Housing Administration
FNMA	Fannie Mae
GNMA	Ginnie Mae
HUD	US Department of Housing and Development
MAC	Municipal Assurance Corp.
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Building Loan Fund
SD CRED PROG	State Credit Enhancement Program
ST AID	State Aid Intercept/Withholding
UT CSCE	Utah Charter School Finance Authority

(1)	Variable rate security. The rate reported is the rate in effect as of March 31, 2019.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2019.
(3)
Security issued under Rule 144A under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2019, the value of these securities total $217,933, which represents 0.05% of total net assets.

(4)	7-Day Yield.
(5)
Auction Rate Security. An Auction Rate Security is a debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, March 31, 2019 (Unaudited)
Summary of Fair Value Exposure at March 31, 2019 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$424,313,617	$–	$424,313,617
Total Long-Term Investments	–	424,313,617	–	424,313,617
Short-Term Investment
Money Market Mutual Fund	124,321	–	–	124,321
Total Short-Term Investment	124,321	–	–	124,321
Total Investments	$124,321	$424,313,617	$–	$424,437,938

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
March 31, 2019 (Unaudited)

	Principal	Market	% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
Municipal Bonds
Alaska
Alaska Housing Finance Corp.,
4.000%, 12/01/2048 (Callable 06/01/2027)	$1,285,000	$1,373,215
City of Valdez AK,
5.000%, 06/30/2029 (Callable 06/30/2022)	1,225,000	1,502,708
		2,875,923	0.3%
Arizona
Arizona State University,
5.000%, 07/01/2032 (Pre-refunded to 07/01/2022)	715,000	792,091
City of Tempe AZ:
5.000%, 07/01/2034 (Pre-refunded to 07/01/2027)	165,000	204,154
5.000%, 07/01/2035 (Pre-refunded to 07/01/2027)	185,000	228,901
City of Tucson AZ,
5.000%, 07/01/2028 (Callable 07/01/2025)	750,000	884,888
		2,110,034	0.2%
Arkansas
City of Little Rock AR:
2.375%, 04/01/2028 (Callable 10/01/2022)	500,000	514,535
5.000%, 10/01/2034 (Callable 04/01/2025)	5,000,000	5,707,600
City of Pine Bluff AR,
3.000%, 02/01/2047 (Callable 08/01/2027)(Insured by BAM)	2,160,000	2,189,376
City of Rogers AR:
4.000%, 11/01/2025 (Callable 05/01/2024)	570,000	625,758
4.000%, 11/01/2027 (Callable 05/01/2024)	460,000	502,720
4.000%, 11/01/2028 (Callable 05/01/2024)	125,000	135,894
University of Arkansas,
5.000%, 11/01/2035 (Callable 11/01/2024)	665,000	750,818
		10,426,701	0.9%
California
Aromas-San Juan Unified School District,
0.000%, 08/01/2050 (Pre-refunded to 08/01/2021)(Insured by AGM)	875,000	75,556
Brea Redevelopment Agency:
0.000%, 08/01/2033 (Callable 08/01/2027)	1,500,000	1,461,060
0.000%, 08/01/2034 (Callable 08/01/2027)	1,750,000	1,696,975
Citrus Community College District,
0.000%, 08/01/2034 (Callable 02/01/2024)	885,000	820,050
City of Bakersfield CA,
0.000%, 04/15/2021 (ETM)	12,380,000	11,994,487
City of Pasadena CA,
4.250%, 06/01/2034 (Callable 06/01/2023)	500,000	533,275
Commerce Community Development Commission Successor Agency,
0.000%, 08/01/2021 (ETM)	300,000	270,114
Contra Costa Transportation Authority,
5.000%, 03/01/2028 (Callable 03/01/2025)	1,570,000	1,869,493
Department of Veterans Affairs Veteran's Farm & Home Purchase Program,
4.000%, 12/01/2049 (Callable 06/01/2028) (3)	1,755,000	1,886,046
El Rancho Unified School District,
0.000%, 08/01/2035 (Pre-refunded to 08/01/2023)(Insured by BAM)	300,000	135,852
Mendocino-Lake Community College District:
0.000%, 08/01/2046 (Pre-refunded to 08/01/2021)(Insured by AGM)	100,000	14,709
0.000%, 08/01/2051 (Pre-refunded to 08/01/2021)(Insured by AGM)	1,285,000	122,563
Mount San Antonio Community College District,
0.000%, 08/01/2028 (Callable 02/01/2028)	550,000	569,068
Northern California Power Agency,
7.500%, 07/01/2023 (Pre-refunded to 07/01/2021)(Insured by AMBAC)	440,000	480,744
Pajaro Valley Unified School District:
5.000%, 08/01/2030 (Callable 08/01/2019)(Insured by BAM)	235,000	237,341
5.000%, 08/01/2031 (Callable 08/01/2019)(Insured by BAM)	275,000	277,706
Pittsburg Unified School District Financing Authority,
0.000%, 09/01/2040 (Pre-refunded to 09/01/2021)(Insured by AGM)	815,000	186,774
Rio Hondo Community College District,
0.000%, 08/01/2042 (Callable 08/01/2034)	6,445,000	7,273,763
Roseville Joint Union School District,
0.000%, 08/01/2039 (Pre-refunded to 08/01/2021)(Insured by AGM)	105,000	25,333
San Diego Unified School District:
0.000%, 07/01/2033 (Pre-refunded to 07/01/2024)	350,000	419,496
4.000%, 07/01/2034 (Callable 07/01/2027)	1,000,000	1,105,810
San Joaquin Hills Transportation Corridor Agency:
0.000%, 01/01/2020 (ETM)	6,865,000	6,790,789
0.000%, 01/01/2023 (ETM)	14,005,000	13,217,639
0.000%, 01/01/2027 (ETM)	1,380,000	1,195,604
0.000%, 01/01/2028 (ETM)	770,000	649,226
San Marcos Public Facilities Authority,
0.000%, 09/01/2019 (ETM)	17,495,000	17,379,183
San Mateo Union High School District:
5.000%, 09/01/2033 (Callable 09/01/2023)	190,000	216,030
5.000%, 09/01/2041 (Callable 09/01/2023)	2,105,000	2,397,237
0.000%, 12/15/2043 (Pre-refunded to 12/15/2024)(Insured by AMBAC)	1,375,000	1,565,479
San Ysidro School District:
0.000%, 08/01/2042 (Pre-refunded to 08/01/2021)(Insured by AGM)	375,000	76,009
0.000%, 08/01/2043 (Pre-refunded to 08/01/2021)(Insured by AGM)	290,000	54,404
0.000%, 08/01/2044 (Pre-refunded to 08/01/2021)(Insured by AGM)	150,000	26,038
0.000%, 08/01/2050 (Pre-refunded to 08/01/2021)(Insured by AGM)	525,000	56,989
State of California,
5.000%, 08/01/2031 (Callable 02/01/2025)	1,000,000	1,150,820
Sutter Union High School District:
0.000%, 08/01/2036 (Pre-refunded to 08/01/2025)	50,000	20,508
0.000%, 08/01/2037 (Pre-refunded to 08/01/2025)	50,000	19,094
0.000%, 08/01/2041 (Pre-refunded to 08/01/2025)	50,000	14,300
0.000%, 08/01/2043 (Pre-refunded to 08/01/2025)	200,000	49,302
0.000%, 08/01/2044 (Pre-refunded to 08/01/2025)	345,000	78,908
0.000%, 06/01/2050 (Pre-refunded to 08/01/2025)	700,000	102,326
Tustin Unified School District,
0.000%, 08/01/2028 (Callable 08/01/2021)	1,025,000	1,109,542
Victor Valley Union High School District:
0.000%, 08/01/2036 (Pre-refunded to 08/01/2023)(Insured by AGM)	510,000	234,993
0.000%, 08/01/2038 (Pre-refunded to 08/01/2023)(Insured by AGM)	460,000	186,967
0.000%, 08/01/2041 (Pre-refunded to 08/01/2023)	545,000	185,458
0.000%, 08/01/2042 (Pre-refunded to 08/01/2023)	2,000,000	640,080
0.000%, 08/01/2046 (Pre-refunded to 08/01/2023)	200,000	50,122
0.000%, 08/01/2052 (Pre-refunded to 08/01/2023)	790,000	135,975
Westminster School District,
0.000%, 08/01/2048 (Callable 08/01/2023)(Insured by BAM)	5,020,000	827,095
		79,886,332	6.9%
Colorado
Boulder Valley School District No. Re-2,
5.000%, 12/01/2038 (Callable 06/01/2025)(Insured by ST AID)	1,225,000	1,396,096
Brush School District No. RE-2J:
5.000%, 12/01/2030 (Callable 12/01/2027)(Insured by BAM)	160,000	193,481
5.000%, 12/01/2031 (Callable 12/01/2027)(Insured by BAM)	380,000	456,703
5.000%, 12/01/2032 (Callable 12/01/2027)(Insured by BAM)	395,000	472,392
5.000%, 12/01/2035 (Callable 12/01/2027)(Insured by BAM)	460,000	545,864
City of Fort Lupton CO,
4.000%, 12/01/2042 (Callable 12/01/2027)(Insured by AGM)	850,000	901,510
Colorado Health Facilities Authority,
0.000%, 07/15/2022 (ETM)	6,505,000	6,140,980
Colorado School of Mines,
5.000%, 12/01/2027 (Insured by ST AID)	175,000	215,169
Dawson Ridge Metropolitan District No. 1:
0.000%, 10/01/2022 (ETM)	38,235,000	35,962,312
0.000%, 10/01/2022 (ETM)	23,675,000	22,267,758
Mesa County Valley School District No. 51,
5.500%, 12/01/2037 (Callable 12/01/2027)(Insured by ST AID)	1,000,000	1,232,520
Regional Transportation District,
4.375%, 06/01/2039 (Callable 06/01/2023)	5,725,000	6,095,236
		75,880,021	6.5%
Connecticut
Connecticut Housing Finance Authority:
4.000%, 11/15/2045 (Callable 05/15/2028)	7,000,000	7,534,100
4.000%, 11/15/2047 (Callable 11/15/2026)	1,710,000	1,801,194
Harbor Point Infrastructure Improvement District,
7.875%, 04/01/2039 (Pre-refunded to 04/01/2020)	100,000	106,214
State of Connecticut,
5.000%, 10/15/2032 (Callable 10/15/2022)	1,000,000	1,081,010
University of Connecticut,
5.000%, 01/15/2031 (Callable 01/15/2027)(Insured by AGM)	1,250,000	1,450,575
		11,973,093	1.0%
District of Columbia
District of Columbia,
5.000%, 06/01/2035 (Callable 06/01/2024)	915,000	1,032,824	0.1%

Florida
City of Fort Myers FL,
4.000%, 12/01/2037 (Callable 12/01/2025)	480,000	503,506
City of Miami Beach FL,
6.250%, 10/01/2022 (ETM)(Insured by AMBAC)	1,035,000	1,124,289
City of Miramar FL:
5.000%, 10/01/2029 (Callable 10/01/2027)	1,025,000	1,256,804
5.000%, 10/01/2030 (Callable 10/01/2027)	1,000,000	1,218,120
5.000%, 10/01/2034 (Callable 10/01/2027)	1,000,000	1,198,070
5.000%, 10/01/2035 (Callable 10/01/2027)	1,030,000	1,230,953
City of Orlando FL,
5.000%, 11/01/2034 (Callable 11/01/2027)(Insured by AGM)	1,000,000	1,164,930
City of Tallahassee FL:
5.000%, 10/01/2033 (Callable 10/01/2024)	255,000	291,455
5.000%, 10/01/2034 (Callable 10/01/2024)	1,000,000	1,140,980
5.000%, 10/01/2035 (Callable 10/01/2024)	825,000	940,170
City of Tampa FL,
4.125%, 10/01/2031 (Callable 10/01/2021)	1,930,000	2,037,366
County of Miami-Dade FL:
4.500%, 10/01/2020	7,100,000	7,412,045
5.250%, 10/01/2022 (Insured by AGM)	1,140,000	1,283,720
5.250%, 10/01/2030 (ETM)(Insured by NATL)	2,060,000	2,653,444
County of Seminole FL,
6.000%, 10/01/2019 (ETM)(Insured by NATL)	1,280,000	1,308,685
County of St. Lucie FL,
1.450%, 09/01/2028 (Optional Put Date 04/01/2019) (1)	2,000,000	2,000,000
Escambia County Housing Finance Authority,
2.050%, 05/01/2021 (Mandatory Tender Date 05/01/2020) (1)	1,500,000	1,504,575
Highlands County Health Facilities Authority,
1.530%, 11/15/2035 (Callable 04/01/2019)(Optional Put Date 04/05/2019) (1)	1,000,000	1,000,000
JEA Water & Sewer System Revenue,
5.000%, 10/01/2028 (Pre-refunded to 04/01/2024)	705,000	816,376
Lee County School Board,
5.000%, 08/01/2032 (Callable 08/01/2026)	1,300,000	1,520,402
Miami-Dade County Health Facilities Authority,
5.750%, 05/01/2021 (ETM)(Insured by NATL)	870,000	906,810
Mid-Bay Bridge Authority:
6.875%, 10/01/2022 (ETM)	3,895,000	4,268,375
6.875%, 10/01/2022 (ETM)(Insured by AMBAC)	2,670,000	2,948,668
Orange County School Board,
5.000%, 08/01/2029 (Pre-refunded to 08/01/2024)	165,000	193,367
Pinellas County Housing Finance Authority,
4.250%, 03/01/2027 (Callable 09/01/2019)(Insured by GNMA)	230,000	231,973
Putnam County Development Authority,
1.930%, 09/01/2024 (Optional Put Date 04/01/2019) (1)	500,000	500,000
Reedy Creek Improvement District:
5.000%, 10/01/2030 (Callable 10/01/2028)	130,000	159,360
5.000%, 10/01/2031 (Callable 10/01/2028)	310,000	376,743
School Board of Miami-Dade County,
5.000%, 03/15/2039 (Callable 03/15/2024)	2,000,000	2,258,540
School District of Broward County:
5.250%, 07/01/2022 (Pre-refunded to 07/01/2021)	8,445,000	9,143,993
5.250%, 07/01/2023 (Pre-refunded to 07/01/2021)	4,915,000	5,321,814
Seminole County School Board,
5.000%, 07/01/2035 (Callable 07/01/2026)	145,000	168,245
Tampa Bay Water,
5.000%, 10/01/2019 (ETM)	1,760,000	1,789,867
		59,873,645	5.1%
Georgia
Atlanta Development Authority:
5.000%, 09/01/2023 (ETM)	2,450,000	2,794,617
5.000%, 09/01/2024 (Pre-refunded to 09/01/2023)	810,000	922,080
5.000%, 09/01/2032 (Pre-refunded to 09/01/2023)	1,315,000	1,496,956
Burke County Development Authority,
2.050%, 07/01/2049 (Optional Put Date 04/01/2019) (1)	1,600,000	1,600,000
Forsyth County Hospital Authority,
6.375%, 10/01/2028 (ETM)	8,665,000	10,692,090
Georgia Housing & Finance Authority,
3.500%, 12/01/2046 (Callable 12/01/2025)	950,000	979,840
Richmond County Development Authority:
0.000%, 12/01/2021 (ETM)	1,835,000	1,749,929
0.000%, 12/01/2021 (ETM)	4,025,000	3,838,401
		24,073,913	2.1%
Illinois
Boone & Winnebago Counties Community Unit School District No. 200,
0.000%, 01/01/2024 (ETM)(Insured by AGM)	705,000	644,166
City of Chicago IL,
5.000%, 01/01/2034 (Pre-refunded to 01/01/2025)	2,170,000	2,555,262
Cook County Community High School District No. 233,
4.000%, 12/01/2026 (Callable 06/01/2022)	2,695,000	2,860,230
Cook County Illinois School District No. 159:
0.000%, 12/01/2022 (ETM)	2,000,000	1,872,220
0.000%, 12/01/2025 (ETM)	275,000	239,893
0.000%, 12/01/2028 (ETM)	175,000	141,243
Cook County Illinois School District No. 163:
6.000%, 12/15/2026 (Insured by BAM)	1,165,000	1,436,818
5.000%, 12/15/2028 (Insured by BAM)	1,305,000	1,551,175
Cook County School District No. 130,
5.000%, 12/01/2026 (Callable 12/01/2025)(Insured by AGM)	1,140,000	1,312,379
Cook County School District No. 144,
4.500%, 12/01/2025 (ETM)(Insured by AGM)	105,000	116,244
County of Cook IL:
5.000%, 11/15/2033 (Callable 11/15/2027)	3,000,000	3,482,550
5.000%, 11/15/2034 (Callable 11/15/2027)	4,325,000	5,004,674
County of Du Page IL,
5.600%, 01/01/2021	355,000	372,604
County of Will IL,
5.000%, 11/15/2031 (Callable 11/15/2025)	1,485,000	1,720,714
Illinois Development Finance Authority:
0.000%, 07/15/2023 (ETM)	26,775,000	24,711,451
0.000%, 07/15/2025 (ETM)	50,115,000	44,112,225
1.950%, 05/01/2031 (Optional Put Date 05/01/2031)	500,000	500,000
2.450%, 11/15/2039 (Mandatory Tender Date 03/03/2026) (1)	1,230,000	1,236,015
Illinois Finance Authority:
6.250%, 05/01/2022 (Pre-refunded to 05/01/2020)	2,550,000	2,677,321
5.000%, 12/01/2030 (Pre-refunded to 12/01/2021)	6,825,000	7,420,208
5.000%, 07/01/2031 (Callable 01/01/2026)	1,200,000	1,399,560
6.625%, 11/01/2039 (Pre-refunded to 05/01/2019)	395,000	396,612
Illinois Housing Development Authority:
3.100%, 02/01/2035 (Callable 02/01/2026)	2,715,000	2,690,565
3.500%, 08/01/2046 (Callable 02/01/2026)	790,000	821,450
4.000%, 08/01/2048 (Callable 08/01/2027)(Insured by GNMA)	870,000	928,029
4.250%, 10/01/2049 (Callable 04/01/2028)	10,950,000	11,895,970
Kane County Community Unit School District No. 304:
9.000%, 01/01/2023 (ETM)(Insured by AGM)	805,000	1,015,749
9.000%, 01/01/2023 (Insured by AGM)	2,720,000	3,411,914
Kane McHenry Cook & De Kalb Counties Unit School District No. 300,
5.000%, 01/01/2032 (Callable 01/01/2027)	2,060,000	2,373,697
Kendall Kane & Will Counties Community Unit School District No. 308,
0.000%, 02/01/2021 (Insured by AGM)	13,625,000	13,140,086
Lake County Community Consolidated School District No. 50:
5.000%, 01/01/2021 (ETM)	910,000	963,562
5.000%, 01/01/2021	465,000	490,966
Lake County Township High School District No. 113,
5.000%, 01/01/2034 (Callable 01/01/2023)	3,675,000	4,034,011
Metropolitan Pier & Exposition Authority,
5.500%, 12/15/2023 (ETM)	2,310,000	2,500,298
Metropolitan Water Reclamation District of Greater Chicago:
5.000%, 12/01/2031 (Callable 12/01/2021)	4,800,000	5,164,512
5.000%, 12/01/2034 (Callable 12/01/2026)	295,000	338,477
Public Building Commission of Chicago,
7.000%, 01/01/2020 (ETM)(Insured by NATL)	800,000	832,424
Regional Transportation Authority:
7.750%, 06/01/2020 (Insured by NATL)	385,000	400,500
6.700%, 11/01/2021 (Insured by NATL)	585,000	629,466
6.000%, 07/01/2022 (Insured by NATL)	3,705,000	4,184,946
6.000%, 07/01/2027 (Insured by AGM)	1,000,000	1,277,660
Sales Tax Securitization Corp.,
5.000%, 01/01/2029	1,000,000	1,179,010
Southwestern Illinois Development Authority,
7.625%, 11/01/2048 (Pre-refunded to 11/01/2023)	6,085,000	7,658,033
State of Illinois:
6.500%, 06/15/2022	145,000	151,521
4.000%, 06/15/2038 (Callable 06/15/2028)(Insured by BAM)	1,850,000	1,871,256
Village of Oak Park IL,
2.000%, 11/01/2019	650,000	651,008
Village of Schaumburg IL,
4.000%, 12/01/2024 (Callable 12/01/2022)	5,750,000	6,191,888
Will County Community High School District No. 210:
0.000%, 01/01/2024 (ETM)(Insured by AGM)	1,350,000	1,224,842
0.000%, 01/01/2025 (ETM)(Insured by AGM)	25,000	22,159
Will County Community Unit School District No. 201-U,
0.000%, 11/01/2024 (ETM)(Insured by NATL)	705,000	627,076
		182,434,639	15.6%
Indiana
Carmel Redevelopment Authority,
4.000%, 08/01/2033 (Callable 08/01/2022)	1,000,000	1,050,080
Columbus Multi-High School Building Corp.:
5.000%, 01/15/2026 (Insured by ST AID)	1,125,000	1,339,988
5.000%, 01/15/2027 (Insured by ST AID)	1,265,000	1,529,385
5.000%, 07/15/2028 (Insured by ST AID)	1,000,000	1,234,620
Fort Wayne Redevelopment Authority,
5.000%, 02/01/2025 (Callable 02/01/2024)(Insured by ST AID)	335,000	382,249
Franklin Community Multi-School Building Corp.,
5.000%, 07/15/2020 (Insured by NATL)	1,990,000	2,078,077
Indianapolis Local Public Improvement Bond Bank,
5.000%, 01/01/2033 (Callable 01/01/2025)	1,780,000	2,052,091
Kankakee Valley Middle School Building Corp.:
5.000%, 01/15/2029 (Insured by ST AID)	475,000	587,442
5.000%, 07/15/2029 (Insured by ST AID)	1,180,000	1,466,374
Northern Wells Community Schools,
4.000%, 07/15/2035 (3)	160,000	173,142
		11,893,448	1.0%
Iowa
Iowa Finance Authority,
4.000%, 07/01/2047 (Callable 07/01/2027)(Insured by GNMA)	830,000	883,518
Iowa Higher Education Loan Authority:
4.500%, 10/01/2033 (Pre-refunded to 10/01/2021)	2,100,000	2,249,037
5.000%, 10/01/2038 (Pre-refunded to 10/01/2021)	2,090,000	2,263,805
		5,396,360	0.5%
Kansas
City of Wichita KS:
5.000%, 11/15/2020 (ETM)	1,120,000	1,181,174
5.000%, 11/15/2029 (Pre-refunded to 11/15/2021)	40,000	43,432
		1,224,606	0.1%
Kentucky
Kentucky Infrastructure Authority:
5.000%, 02/01/2023 (Pre-refunded to 02/01/2022)	70,000	76,784
5.000%, 02/01/2025 (Pre-refunded to 02/01/2022)	70,000	76,784
5.000%, 02/01/2026 (Pre-refunded to 02/01/2022)	75,000	82,268
		235,836	0.0%
Louisiana
Jefferson Parish Hospital Service District,
6.000%, 01/01/2039 (Pre-refunded to 01/01/2021)	1,080,000	1,160,169
Louisiana Public Facilities Authority:
5.500%, 05/15/2027 (Pre-refunded to 05/15/2026)	26,700,000	32,444,238
5.500%, 05/15/2032 (Pre-refunded to 05/15/2026)	22,180,000	27,539,797
State of Louisiana,
5.000%, 05/01/2027 (Pre-refunded to 05/01/2022)	1,390,000	1,533,253
		62,677,457	5.4%
Maryland
City of Baltimore MD:
5.000%, 07/01/2024 (ETM)	1,220,000	1,371,914
5.000%, 07/01/2028 (ETM)	290,000	336,038
Maryland Health & Higher Educational Facilities Authority,
5.000%, 07/01/2027 (ETM)(Insured by AMBAC)	2,015,000	2,319,205
State of Maryland:
4.000%, 06/01/2030 (Callable 06/01/2024)	5,790,000	6,324,069
4.000%, 08/01/2030 (Callable 08/01/2027)	2,130,000	2,408,221
5.000%, 08/01/2031 (Callable 08/01/2028)	9,835,000	12,177,205
		24,936,652	2.1%
Massachusetts
Commonwealth of Massachusetts,
4.000%, 12/01/2022 (Pre-refunded to 12/01/2019)	15,000,000	15,245,550
Massachusetts Department of Transportation,
5.000%, 01/01/2020 (ETM)	415,000	425,836
Massachusetts Development Finance Agency,
5.000%, 07/15/2033 (Callable 07/15/2026)	625,000	748,581
Massachusetts Housing Finance Agency:
4.000%, 12/01/2044 (Callable 06/01/2025)	1,255,000	1,307,409
4.000%, 12/01/2048 (Callable 06/01/2027)(Insured by GNMA)	1,615,000	1,719,926
Massachusetts Water Resources Authority,
6.500%, 07/15/2019 (ETM)	220,000	223,109
		19,670,411	1.7%
Michigan
Algonac Community Schools:
4.000%, 05/01/2028 (Callable 05/01/2027)(Insured by Q-SBLF)	175,000	195,108
4.000%, 05/01/2029 (Callable 05/01/2027)(Insured by Q-SBLF)	370,000	408,598
4.000%, 05/01/2030 (Callable 05/01/2027)(Insured by Q-SBLF)	470,000	513,809
Brighton Area School District,
5.000%, 05/01/2021 (Insured by Q-SBLF)	500,000	533,125
Ecorse Public School District,
5.000%, 05/01/2027 (Insured by Q-SBLF)	515,000	624,741
Fraser Public School District,
5.000%, 05/01/2024 (Insured by Q-SBLF)	1,000,000	1,151,590
Michigan Finance Authority,
5.000%, 06/01/2027 (Pre-refunded to 06/01/2022)	1,315,000	1,451,510
Michigan State Housing Development Authority:
4.000%, 06/01/2046 (Callable 12/01/2025)	3,140,000	3,289,025
4.250%, 12/01/2049 (Callable 06/01/2028) (3)	4,520,000	4,903,838
Pinckney Community Schools:
5.000%, 05/01/2022 (Insured by Q-SBLF)	1,935,000	2,122,443
5.000%, 05/01/2023 (Insured by Q-SBLF)	2,200,000	2,474,142
State of Michigan,
0.000%, 06/01/2022 (ETM)(Insured by AMBAC)	2,000,000	1,892,720
Swartz Creek Community Schools,
5.000%, 05/01/2038 (Callable 05/01/2029)(Insured by Q-SBLF)	1,000,000	1,184,810
Utica Community Schools,
5.000%, 05/01/2034 (Callable 05/01/2029)(Insured by Q-SBLF)	305,000	367,415
Warren Consolidated Schools:
5.000%, 05/01/2033 (Callable 05/01/2026)(Insured by Q-SBLF)	2,595,000	2,978,593
5.000%, 05/01/2033 (Callable 05/01/2026)(Insured by Q-SBLF)	4,660,000	5,348,841
5.000%, 05/01/2035 (Callable 05/01/2026)(Insured by Q-SBLF)	925,000	1,054,630
		30,494,938	2.6%
Minnesota
County of Hennepin MN,
4.000%, 12/01/2025 (Callable 12/01/2022)	3,000,000	3,248,400
Minneapolis-Saint Paul Metropolitan Airports Commission,
5.000%, 01/01/2032 (Callable 01/01/2027)	505,000	601,662
Minnesota Housing Finance Agency:
4.250%, 07/01/2028 (Callable 01/01/2020)(Insured by GNMA)	60,000	60,467
4.500%, 07/01/2034 (Callable 07/01/2021)(Insured by GNMA)	310,000	319,406
4.000%, 07/01/2047 (Callable 01/01/2027)(Insured by GNMA)	490,000	515,264
4.250%, 07/01/2049 (Callable 07/01/2028)(Insured by GNMA) (3)	1,400,000	1,520,918
University of Minnesota,
5.500%, 07/01/2021 (ETM)	11,260,000	11,797,102
		18,063,219	1.6%
Mississippi
Mississippi Development Bank:
5.000%, 03/01/2029 (Callable 03/01/2027)	825,000	982,220
5.250%, 03/01/2035 (Callable 03/01/2028)	495,000	586,377
Mississippi Home Corp.,
2.400%, 02/01/2022 (Pre-refunded to 08/01/2021) (1)	2,000,000	2,034,140
Oxford School District,
4.000%, 05/01/2027	500,000	567,600
State of Mississippi,
5.000%, 10/01/2028 (Callable 10/01/2027)	1,050,000	1,296,761
West Rankin Utility Authority,
5.000%, 01/01/2038 (Callable 01/01/2025)(Insured by AGM)	500,000	564,185
		6,031,283	0.5%
Missouri
Jackson County School District No. R-IV,
5.500%, 03/01/2037 (Callable 03/01/2029)(Insured by ST AID)	1,000,000	1,257,300
Metropolitan St. Louis Sewer District,
5.000%, 05/01/2036 (Callable 05/01/2025)	1,275,000	1,471,490
Missouri Housing Development Commission:
3.950%, 11/01/2040 (Callable 05/01/2025)(Insured by GNMA)	2,360,000	2,421,289
4.000%, 05/01/2042 (Callable 11/01/2026)(Insured by GNMA)	1,225,000	1,295,634
St. Charles County School District No. R-IV,
4.000%, 03/01/2029 (Callable 03/01/2026)(Insured by ST AID)	600,000	670,662
Webster Groves School District:
4.000%, 03/01/2028 (Callable 03/01/2026)	910,000	1,027,372
4.000%, 03/01/2029 (Callable 03/01/2026)	1,370,000	1,541,647
		9,685,394	0.8%
Montana
Flathead County School District No. 44,
4.000%, 07/01/2036 (Callable 07/01/2028)	210,000	229,668
Montana Facility Finance Authority:
5.000%, 07/01/2028 (Callable 07/01/2027)	430,000	527,258
5.000%, 07/01/2029 (Callable 07/01/2027)	535,000	653,347
		1,410,273	0.1%
Nevada
County of Clark NV,
5.000%, 07/01/2033 (Callable 07/01/2024)	1,925,000	2,180,390	0.2%

New Hampshire
New Hampshire Housing Finance Authority,
5.250%, 07/01/2028 (Callable 01/01/2021)	510,000	523,877
State of New Hampshire,
5.000%, 07/01/2021 (Callable 07/01/2020)	1,000,000	1,042,520
		1,566,397	0.1%
New Jersey
New Jersey Building Authority,
5.000%, 06/15/2024 (ETM)	1,410,000	1,639,957
New Jersey Economic Development Authority:
0.000%, 07/01/2025 (ETM)(Insured by NATL)	100,000	87,548
5.250%, 07/01/2025	1,285,000	1,500,160
New Jersey Health Care Facilities Financing Authority,
0.000%, 07/01/2023 (ETM)(Insured by NATL)	180,000	166,248
New Jersey Housing & Mortgage Finance Agency,
4.500%, 10/01/2048 (Callable 10/01/2027)	1,655,000	1,805,257
New Jersey State Housing Finance Agency,
6.000%, 11/01/2023	185,000	199,643
New Jersey Transportation Trust Fund Authority,
5.250%, 12/15/2020	5,000,000	5,274,000
		10,672,813	0.9%
New Mexico
New Mexico Finance Authority,
4.000%, 06/01/2029 (Callable 06/01/2026)	2,615,000	2,938,188
New Mexico Mortgage Financial Authority:
4.625%, 09/01/2025 (Callable 03/01/2020)(Insured by GNMA)	470,000	474,841
4.500%, 09/01/2028 (Callable 03/01/2020)(Insured by GNMA)	90,000	91,241
3.550%, 09/01/2037 (Callable 03/01/2027)(Insured by GNMA)	1,160,000	1,179,384
		4,683,654	0.4%
New York
City of New York NY,
5.000%, 08/01/2022	5,000,000	5,552,500
Metropolitan Transportation Authority:
6.000%, 04/01/2020 (ETM)(Insured by NATL)	7,225,000	7,372,752
5.000%, 11/15/2028 (Pre-refunded to 11/15/2023)	210,000	242,783
New York City Transitional Finance Authority:
1.680%, 11/01/2022 (Optional Put Date 04/05/2019) (1)	6,275,000	6,275,000
5.000%, 08/01/2029 (Callable 08/01/2026)	1,525,000	1,834,743
5.000%, 08/01/2033 (Callable 08/01/2026)	2,835,000	3,349,637
New York City Water & Sewer System,
5.000%, 06/15/2032 (Callable 12/15/2025)	6,500,000	7,644,975
New York State Dormitory Authority:
5.000%, 03/15/2030 (Callable 03/15/2024)	3,685,000	4,222,015
5.000%, 03/15/2033 (Callable 03/15/2025)	5,000,000	5,799,250
5.000%, 03/15/2037 (Callable 09/15/2025)	155,000	178,270
5.250%, 03/15/2039 (Callable 09/15/2028)	3,700,000	4,496,758
New York State Urban Development Corp.:
5.000%, 03/15/2022	2,015,000	2,215,976
5.000%, 03/15/2032 (Callable 03/15/2024)	6,000,000	6,817,320
State of New York Mortgage Agency,
4.000%, 10/01/2049 (Callable 04/01/2028)	4,520,000	4,867,588
		60,869,567	5.2%
North Carolina
North Carolina Eastern Municipal Power Agency:
5.000%, 01/01/2021 (Callable 04/29/2019)(ETM)	10,435,000	10,843,948
6.400%, 01/01/2021 (ETM)	1,792,000	1,892,173
4.500%, 01/01/2024 (Pre-refunded to 01/01/2022)	12,170,000	12,846,530
North Carolina Medical Care Commission,
5.750%, 01/01/2035 (Pre-refunded to 01/01/2021)	525,000	562,191
State of North Carolina,
5.000%, 05/01/2024 (Callable 05/01/2023)	1,000,000	1,132,970
		27,277,812	2.3%
North Dakota
County of Burleigh ND:
5.000%, 07/01/2025 (Pre-refunded to 07/01/2021)	1,500,000	1,610,715
5.000%, 07/01/2029 (Pre-refunded to 07/01/2021)	470,000	504,690
4.000%, 11/01/2029 (Callable 11/01/2022)(Insured by AGM)	425,000	451,040
North Dakota Housing Finance Agency:
3.450%, 07/01/2037 (Callable 07/01/2026)(Insured by FHA)	2,955,000	3,004,053
3.500%, 07/01/2046 (Callable 01/01/2026)	1,340,000	1,392,059
		6,962,557	0.6%
Ohio
Akron Bath Copley Joint Township Hospital District,
3.800%, 01/01/2027 (Pre-refunded to 01/01/2022)	815,000	849,189
City of Bowling Green OH,
5.750%, 06/01/2031 (Pre-refunded to 06/01/2020)	750,000	786,442
City of Oxford OH:
4.000%, 12/01/2030 (3)	60,000	67,020
4.000%, 12/01/2033 (3)	40,000	44,203
Cleveland Municipal School District,
5.000%, 12/01/2020 (Insured by SD CRED PROG)	2,015,000	2,126,671
County of Montgomery OH,
5.250%, 05/01/2029 (Pre-refunded to 11/12/2023)	1,050,000	1,204,403
Lucas-Plaza Housing Development Corp.,
0.000%, 06/01/2024 (ETM)(Insured by FHA)	1,200,000	1,080,600
Ohio Housing Finance Agency:
5.000%, 11/01/2028 (Callable 05/01/2020)(Insured by GNMA)	260,000	262,473
3.500%, 09/01/2046 (Callable 09/01/2025)(Insured by GNMA)	1,345,000	1,397,670
State of Ohio,
5.000%, 06/15/2021	6,740,000	7,245,163
University of Akron,
5.000%, 01/01/2033 (Callable 07/01/2026)	335,000	387,850
		15,451,684	1.3%
Oklahoma
Oklahoma Housing Finance Agency,
1.900%, 03/01/2021 (Mandatory Tender Date 03/01/2020) (1)	885,000	886,513	0.1%

Oregon
County of Multnomah OR,
4.000%, 06/01/2030 (Callable 06/01/2022)	1,565,000	1,650,746
State of Oregon:
4.000%, 12/01/2045 (Callable 06/01/2025)	3,310,000	3,472,223
4.000%, 12/01/2048 (Callable 12/01/2026)	3,155,000	3,342,944
State of Oregon Housing & Community Services Department:
2.200%, 12/01/2021 (Mandatory Tender Date 12/01/2020) (1)	400,000	401,772
4.000%, 01/01/2047 (Callable 07/01/2025)	1,595,000	1,673,107
Washington County School District No. 1,
5.000%, 06/15/2035 (Callable 06/15/2027)(Insured by SCH BD GTY)	600,000	714,054
		11,254,846	1.0%
Pennsylvania
Centennial School District,
4.000%, 12/15/2029 (Callable 12/15/2024)(Insured by ST AID)	265,000	290,095
Commonwealth Financing Authority,
4.000%, 06/01/2039 (Callable 06/01/2028)(Insured by AGM)	1,500,000	1,574,355
Erie Sewer Authority,
5.125%, 06/01/2020 (ETM)(Insured by AMBAC)	930,000	948,814
Latrobe Municipal Authority:
1.250%, 04/01/2019 (Insured by BAM)	120,000	120,000
3.000%, 04/01/2020 (Insured by BAM)	325,000	329,547
McKeesport Area School District,
0.000%, 10/01/2025	110,000	96,782
Pennsylvania Higher Educational Facilities Authority,
5.750%, 08/15/2041 (Pre-refunded to 08/15/2021)	500,000	548,785
Pennsylvania Housing Finance Agency:
2.450%, 07/01/2022 (Mandatory Tender Date 07/01/2021) (1)	5,325,000	5,366,003
3.500%, 10/01/2046 (Callable 10/01/2025)	1,415,000	1,461,610
Pennsylvania Turnpike Commission,
6.000%, 12/01/2030 (Callable 12/01/2027)(Insured by AGM)	1,360,000	1,743,398
Philadelphia Gas Works Co.,
7.000%, 05/15/2020 (ETM)(Insured by NATL)	815,000	840,599
Philadelphia Hospitals & Higher Education Facilities Authority:
5.000%, 05/15/2020 (ETM)	1,575,000	1,634,693
5.250%, 05/15/2023 (Pre-refunded to 05/15/2020)	2,790,000	2,903,441
Pittsburgh Water & Sewer Authority,
0.000%, 09/01/2026 (ETM)	110,000	93,529
South Fork Municipal Authority:
5.500%, 07/01/2029 (Pre-refunded to 07/01/2020)	2,450,000	2,566,840
5.375%, 07/01/2035 (Pre-refunded to 07/01/2020)(Insured by AGC)	1,290,000	1,348,721
		21,867,212	1.9%
Puerto Rico
Puerto Rico Highways & Transportation Authority,
5.250%, 07/01/2022 (ETM)(Insured by AGM)	1,150,000	1,279,962
Puerto Rico Public Finance Corp.:
5.125%, 06/01/2024 (Insured by AMBAC)	5,490,000	6,026,537
6.000%, 08/01/2026 (ETM)	1,825,000	2,318,973
6.000%, 08/01/2026 (ETM)(Insured by AGC)	1,155,000	1,467,624
6.000%, 08/01/2026 (ETM)(Insured by AGC)	1,585,000	2,014,012
6.000%, 08/01/2026 (ETM)(Insured by AGC)	985,000	1,251,610
5.500%, 08/01/2027 (ETM)(Insured by AMBAC)	6,500,000	8,197,735
		22,556,453	1.9%
Rhode Island
State of Rhode Island,
5.000%, 08/01/2024	5,000,000	5,839,300	0.5%

South Carolina
Charleston Educational Excellence Finance Corp.,
5.000%, 12/01/2026 (Callable 12/01/2023)	4,625,000	5,281,842
City of Columbia SC,
5.000%, 02/01/2029 (Callable 02/01/2028)	120,000	149,446
Piedmont Municipal Power Agency:
6.750%, 01/01/2020 (ETM)	6,450,000	6,698,970
5.375%, 01/01/2025 (ETM)(Insured by NATL)	5,590,000	6,628,678
South Carolina Educational Facilities Authority,
1.980%, 10/01/2039 (Optional Put Date 04/01/2019) (1)	300,000	300,000
South Carolina Jobs-Economic Development Authority,
6.500%, 04/01/2042 (Pre-refunded to 04/01/2020)	115,000	120,576
		19,179,512	1.7%
South Dakota
Harrisburg School District No. 41-2,
2.375%, 08/01/2026 (Insured by ST AID)	415,000	423,590
Sioux Falls School District No. 49-5,
1.375%, 08/01/2021 (Insured by ST AID)	125,000	124,010
South Dakota Housing Development Authority,
3.375%, 05/01/2033 (Callable 05/01/2022)	340,000	342,992
		890,592	0.1%
Tennessee
City of Knoxville TN,
4.500%, 03/01/2033 (Callable 03/01/2021)	305,000	319,097
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd:
0.000%, 06/01/2021 (ETM)	1,315,000	1,266,621
4.875%, 11/01/2028 (ETM)(Insured by NATL)	1,025,000	1,180,472
Rutherford County Health & Educational Facilities Board,
2.500%, 11/01/2021 (Mandatory Tender Date 11/01/2020) (1)	1,850,000	1,868,796
Shelby County Health Educational & Housing Facilities Board,
5.500%, 08/15/2019 (ETM)(Insured by NATL)	835,000	847,208
Tennessee Housing Development Agency:
4.500%, 07/01/2028 (Callable 01/01/2020)	400,000	404,476
3.900%, 07/01/2042 (Callable 07/01/2027)	400,000	410,396
4.000%, 01/01/2043 (Callable 07/01/2027)	1,285,000	1,367,587
3.650%, 07/01/2047 (Callable 01/01/2027)	1,155,000	1,171,216
4.250%, 01/01/2050 (Callable 07/01/2028)	1,695,000	1,846,262
		10,682,131	0.9%
Texas
Amarillo Independent School District,
5.000%, 02/01/2026 (Callable 02/01/2024)(PSF Guaranteed)	1,370,000	1,581,007
Anna Independent School District,
5.000%, 08/15/2035 (Callable 08/15/2026)(PSF Guaranteed)	910,000	1,064,400
Arlington Higher Education Finance Corp.:
4.000%, 08/15/2024 (PSF Guaranteed)	1,025,000	1,128,566
5.000%, 08/15/2024 (PSF Guaranteed)	1,010,000	1,165,439
5.000%, 08/15/2026 (PSF Guaranteed)	500,000	586,915
4.000%, 08/15/2027 (Callable 08/15/2026)(PSF Guaranteed)	865,000	975,832
5.000%, 02/15/2028 (Callable 02/15/2025)(PSF Guaranteed)	1,905,000	2,211,553
4.000%, 08/15/2028 (Callable 08/15/2026)(PSF Guaranteed)	850,000	950,453
5.000%, 08/15/2028 (Callable 08/15/2024)(PSF Guaranteed)	555,000	632,367
5.000%, 08/15/2033 (Callable 08/15/2024)(PSF Guaranteed)	1,460,000	1,640,982
Austin Community College District Public Facility Corp.,
5.000%, 08/01/2033 (Callable 08/01/2025)	750,000	869,370
Burleson Independent School District,
5.000%, 08/01/2025 (PSF Guaranteed)	1,240,000	1,475,104
City of Austin TX,
5.000%, 11/15/2024 (Callable 11/15/2022)	3,000,000	3,349,800
City of El Paso TX,
4.000%, 03/01/2028 (Callable 03/01/2026)	1,000,000	1,120,060
City of Houston TX:
0.000%, 12/01/2019 (ETM)(Insured by AGM)	13,355,000	13,212,769
5.500%, 12/01/2024 (ETM)(Insured by NATL)	1,835,000	2,145,023
5.500%, 12/01/2029 (ETM)(Insured by NATL)	16,050,000	20,438,873
5.750%, 12/01/2032 (ETM)(Insured by AGM)	6,715,000	9,427,524
Conroe Independent School District:
5.000%, 02/15/2023 (Pre-refunded to 02/15/2021)(PSF Guaranteed)	1,745,000	1,858,146
5.000%, 02/15/2023 (Callable 02/15/2021)(PSF Guaranteed)	935,000	994,737
County of Bexar TX:
4.000%, 06/15/2030 (Callable 06/15/2026)	150,000	166,320
5.000%, 06/15/2036 (Callable 06/15/2026)	2,120,000	2,470,563
County of Harris TX,
5.000%, 10/01/2026 (Callable 10/01/2025)	4,170,000	4,983,859
County of Montgomery TX,
5.000%, 03/01/2027 (Pre-refunded to 03/01/2022)	665,000	728,115
Crowley Independent School District,
5.000%, 08/01/2036 (Callable 08/01/2025)(PSF Guaranteed)	2,000,000	2,303,000
Dallas Independent School District:
5.000%, 02/15/2036 (Pre-refunded to 02/15/2022)(PSF Guaranteed) (1)	335,000	366,912
5.000%, 02/15/2036 (Mandatory Tender Date 02/15/2022)(PSF Guaranteed) (1)	1,405,000	1,530,944
Decatur Hospital Authority,
5.750%, 09/01/2029 (ETM)	530,000	647,983
DeSoto Independent School District:
5.000%, 08/15/2032 (Callable 08/15/2025)(Insured by BAM)	1,080,000	1,246,989
5.000%, 08/15/2032 (Callable 08/15/2024)(PSF Guaranteed)	1,825,000	2,081,431
Ennis Independent School District,
5.000%, 08/15/2025 (PSF Guaranteed)	1,145,000	1,365,493
Forney Independent School District,
5.000%, 08/15/2034 (Callable 08/15/2025)(PSF Guaranteed)	525,000	605,734
Fort Bend Independent School District,
5.000%, 08/15/2024 (PSF Guaranteed)	1,655,000	1,933,603
Godley Independent School District,
5.000%, 02/15/2023 (PSF Guaranteed)	1,445,000	1,622,735
Harlingen Consolidated Independent School District:
5.000%, 08/15/2024 (PSF Guaranteed)	2,810,000	3,281,462
5.000%, 08/15/2025 (PSF Guaranteed)	1,445,000	1,721,342
Harris County Cultural Education Facilities Finance Corp.,
7.000%, 01/01/2048 (Pre-refunded to 01/01/2023)	3,800,000	4,523,444
Harris County Health Facilities Development Corp.:
5.500%, 10/01/2019 (ETM)	1,540,000	1,570,092
5.750%, 07/01/2027 (ETM)	4,850,000	5,885,426
Harris County Toll Road Authority,
5.000%, 08/15/2028 (Callable 02/15/2028)	680,000	841,888
Houston Higher Education Finance Corp.:
5.000%, 02/15/2026 (Callable 02/15/2024)(PSF Guaranteed)	1,030,000	1,167,011
5.000%, 02/15/2034 (Callable 02/15/2024)(PSF Guaranteed)	1,795,000	1,991,552
Humble Independent School District,
5.000%, 02/15/2021 (PSF Guaranteed)	1,500,000	1,595,250
Iraan Sheffield Independent School District,
4.000%, 02/15/2027 (Callable 02/15/2026)(PSF Guaranteed)	350,000	395,094
Irving Independent School District,
5.000%, 02/15/2025 (Callable 08/15/2024)(PSF Guaranteed)	1,250,000	1,459,725
Kenedy Independent School District:
4.000%, 08/15/2031 (Callable 08/15/2023)(PSF Guaranteed)	100,000	106,644
4.000%, 08/15/2035 (Callable 08/15/2021)(PSF Guaranteed)	100,000	102,551
4.000%, 08/15/2036 (Callable 08/15/2021)(PSF Guaranteed)	150,000	153,688
4.000%, 08/15/2037 (Callable 08/15/2021)(PSF Guaranteed)	100,000	102,323
4.000%, 08/15/2038 (Callable 08/15/2021)(PSF Guaranteed)	100,000	102,254
Killeen Independent School District,
4.000%, 02/15/2024 (Callable 02/15/2021)(PSF Guaranteed)	1,145,000	1,196,055
La Porte Independent School District,
5.000%, 02/15/2025 (PSF Guaranteed)	1,080,000	1,273,406
Leander Independent School District:
0.000%, 08/15/2035 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	70,000	36,402
0.000%, 08/15/2037 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	680,000	329,385
0.000%, 08/15/2041 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	8,915,000	3,279,383
0.000%, 08/15/2042 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	1,500,000	521,610
0.000%, 08/15/2047 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	500,000	128,770
0.000%, 08/15/2048 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	625,000	151,369
Lower Colorado River Authority,
4.750%, 01/01/2028 (ETM)(Insured by AGM)	1,930,000	2,205,643
Lubbock Housing Finance Corp.,
8.000%, 10/01/2021 (ETM)	1,980,000	2,287,910
Melissa Independent School District,
5.000%, 08/01/2036 (Callable 08/01/2026)(PSF Guaranteed)	1,020,000	1,188,677
Mesquite Independent School District:
5.000%, 08/15/2024 (PSF Guaranteed)	1,425,000	1,664,087
5.000%, 08/15/2025 (PSF Guaranteed)	2,615,000	3,120,296
5.000%, 08/15/2025 (PSF Guaranteed)	1,500,000	1,789,845
Montgomery County Health Facilities Development Corp.,
0.000%, 07/15/2023 (ETM)	200,000	184,586
New Caney Independent School District:
5.000%, 02/15/2023 (PSF Guaranteed)	1,000,000	1,125,000
5.000%, 02/15/2024 (PSF Guaranteed)	1,030,000	1,188,218
Newark Higher Education Finance Corp.:
4.000%, 08/15/2020 (PSF Guaranteed)	355,000	366,147
4.000%, 08/15/2022 (PSF Guaranteed)	215,000	229,947
North East Independent School District,
5.000%, 02/01/2024 (PSF Guaranteed)	2,930,000	3,376,854
North Texas Tollway Authority:
0.000%, 09/01/2037 (Pre-refunded to 09/01/2031)	2,370,000	1,098,424
0.000%, 09/01/2043 (Pre-refunded to 09/01/2031)	6,075,000	1,794,494
0.000%, 09/01/2043 (Pre-refunded to 09/01/2031)	2,505,000	2,931,752
0.000%, 09/01/2045 (Pre-refunded to 09/01/2031)	770,000	983,344
Northside Independent School District,
5.000%, 08/15/2025 (PSF Guaranteed)	1,000,000	1,195,230
Pasadena Independent School District,
5.000%, 02/15/2022 (Callable 02/15/2021)(PSF Guaranteed)	1,115,000	1,184,320
Pflugerville Independent School District,
5.000%, 02/15/2025 (Callable 02/15/2024)(PSF Guaranteed)	1,020,000	1,173,592
Princeton Independent School District,
5.000%, 02/15/2025 (Callable 02/15/2024)(PSF Guaranteed)	560,000	645,014
Prosper Independent School District,
5.000%, 02/15/2031 (Callable 02/15/2028)(PSF Guaranteed)	1,020,000	1,247,287
Rockwall Independent School District,
5.000%, 02/15/2038 (Callable 08/15/2020)(PSF Guaranteed)	745,000	776,424
San Angelo Independent School District,
5.000%, 02/15/2029 (Callable 02/15/2024)(PSF Guaranteed)	1,500,000	1,709,310
San Jacinto College District,
5.000%, 02/15/2026 (Pre-refunded to 02/15/2021)	700,000	743,379
Sherman Independent School District,
5.000%, 02/15/2026 (Callable 02/15/2024)(PSF Guaranteed)	1,775,000	2,047,658
Socorro Independent School District,
4.000%, 08/15/2033 (Callable 02/15/2027)(PSF Guaranteed)	900,000	983,304
Tarrant County Health Facilities Development Corp.,
6.000%, 09/01/2024 (ETM)	5,340,000	6,023,413
Texas Department of Housing & Community Affairs,
3.350%, 09/01/2033 (Callable 09/01/2027)(Insured by GNMA)	1,415,000	1,424,183
Texas State Public Finance Authority,
6.200%, 02/15/2040 (Pre-refunded to 02/15/2020)	395,000	410,373
Texas Water Development Board:
4.000%, 10/15/2034 (Callable 04/15/2028)	2,000,000	2,217,360
4.000%, 10/15/2034 (Callable 10/15/2028)	975,000	1,086,998
Travis County Health Facilities Development Corp.,
7.125%, 01/01/2046 (Pre-refunded to 01/01/2021)	15,000	16,403
Tyler Health Facilities Development Corp.,
5.500%, 07/01/2027 (Pre-refunded to 07/01/2021)	600,000	650,184
Wylie Independent School District,
6.750%, 08/15/2023 (PSF Guaranteed)	1,010,000	1,225,827
Ysleta Independent School District:
5.000%, 08/15/2023 (Callable 08/15/2021)(PSF Guaranteed)	1,020,000	1,100,560
5.000%, 08/15/2025 (Callable 08/15/2024)(PSF Guaranteed)	1,545,000	1,799,044
		173,993,814	14.9%
Utah
Granite School District Board of Education:
5.000%, 06/01/2022 (Pre-refunded to 06/01/2021)(Insured by SCH BD GTY)	3,900,000	4,190,355
5.000%, 06/01/2023 (Pre-refunded to 06/01/2021)(Insured by SCH BD GTY)	1,750,000	1,880,288
Timpanogos Special Service District:
4.000%, 06/01/2025 (Callable 06/01/2024)	100,000	110,551
4.000%, 06/01/2027 (Callable 06/01/2024)	375,000	411,007
4.000%, 06/01/2028 (Callable 06/01/2024)	425,000	463,603
Utah Charter School Finance Authority:
5.000%, 04/15/2024 (Insured by UT CSCE)	235,000	266,243
5.000%, 04/15/2037 (Callable 04/15/2026)(Insured by UT CSCE)	500,000	562,910
Utah Housing Corp.,
4.000%, 01/01/2045 (Callable 01/01/2026)(Insured by FHA)	1,725,000	1,812,009
		9,696,966	0.8%
Vermont
Vermont Housing Finance Agency:
3.600%, 11/01/2036 (Callable 11/01/2025)	1,590,000	1,622,834
4.000%, 05/01/2048 (Callable 11/01/2026)(Insured by GNMA)	1,160,000	1,223,278
4.000%, 11/01/2048 (Callable 05/01/2027)	695,000	738,312
		3,584,424	0.3%
Virginia
Danville Industrial Development Authority,
5.250%, 10/01/2028 (ETM)(Insured by AMBAC)	1,500,000	1,688,805
Virginia Housing Development Authority,
3.700%, 03/01/2023 (Callable 03/01/2021)	75,000	77,665
		1,766,470	0.2%
Washington
Central Puget Sound Regional Transit Authority,
5.000%, 11/01/2032 (Callable 11/01/2025)	2,725,000	3,171,982
County of King WA,
5.000%, 07/01/2034 (Callable 01/01/2025)	705,000	804,546
Energy Northwest,
5.000%, 07/01/2034 (Callable 07/01/2027)	1,090,000	1,303,771
Snohomish County Public Utility District No. 1,
6.800%, 01/01/2020 (Callable 04/29/2019)(ETM)(Insured by NATL)	1,060,000	1,101,721
Snohomish County School District No. 201,
4.000%, 12/01/2021 (Callable 12/01/2020)(Insured by SCH BD GTY)	4,500,000	4,682,610
State of Washington:
5.500%, 07/01/2023	5,040,000	5,668,891
5.000%, 07/01/2032 (Callable 01/01/2025)	6,005,000	6,913,437
5.000%, 08/01/2034 (Callable 08/01/2023)	2,755,000	3,085,517
5.000%, 08/01/2038 (Callable 08/01/2026)	975,000	1,134,149
Thurston & Pierce Counties Community Schools,
4.250%, 12/01/2021 (Callable 12/01/2020)(Insured by SCH BD GTY)	2,755,000	2,879,113
Washington Health Care Facilities Authority:
6.125%, 11/15/2031 (Pre-refunded to 05/15/2021)	620,000	678,361
6.250%, 11/15/2041 (Pre-refunded to 05/15/2021)	4,845,000	5,313,608
Washington State Housing Finance Commission:
2.550%, 07/01/2022 (Mandatory Tender Date 07/01/2021) (1)	6,250,000	6,299,375
4.000%, 06/01/2049 (Callable 06/01/2028)	625,000	673,556
		43,710,637	3.7%
Wisconsin
City of Oshkosh WI,
4.000%, 05/01/2029 (Callable 05/01/2023)	1,280,000	1,361,062
Public Finance Authority,
5.000%, 03/01/2025	525,000	611,924
Southeast Wisconsin Professional Baseball Park District:
5.500%, 12/15/2026 (Insured by NATL)	815,000	988,782
0.000%, 12/15/2027 (ETM)(Insured by NATL)	135,000	112,462
0.000%, 12/15/2029 (ETM)(Insured by NATL)	230,000	182,174
State of Wisconsin:
5.000%, 05/01/2024 (Callable 05/01/2023)	2,150,000	2,442,185
5.000%, 05/01/2032 (Callable 05/01/2023)	5,000,000	5,585,400
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio:
5.000%, 06/01/2028 (Pre-refunded to 06/01/2024)	5,305,000	6,178,256
5.000%, 06/01/2030 (Pre-refunded to 06/01/2024)	10,500,000	12,228,405
5.000%, 06/01/2031 (Pre-refunded to 06/01/2024)	7,975,000	9,287,765
University of Wisconsin Hospitals & Clinics,
5.000%, 04/01/2038 (Callable 04/01/2023)	2,295,000	2,498,819
Village of Mount Pleasant WI:
5.000%, 04/01/2036 (Callable 04/01/2028)	275,000	319,564
4.000%, 04/01/2037 (Callable 04/01/2028)	2,400,000	2,525,856
Wisconsin Center District:
4.000%, 12/15/2029 (Callable 06/15/2026)	1,435,000	1,589,793
5.000%, 12/15/2030 (Callable 06/15/2026)	775,000	907,355
Wisconsin Health & Educational Facilities Authority:
4.000%, 02/15/2033 (Pre-refunded to 08/15/2025)	100,000	112,732
4.000%, 02/15/2038 (Pre-refunded to 08/15/2025)	250,000	281,830
5.000%, 07/01/2042 (Callable 07/01/2027)	2,000,000	2,258,540
Wisconsin Housing & Economic Development Authority:
3.500%, 09/01/2046 (Callable 09/01/2025)(Insured by FNMA)	1,505,000	1,561,468
4.000%, 03/01/2048 (Callable 03/01/2027)(Insured by FNMA)	1,680,000	1,775,273
4.250%, 03/01/2049 (Callable 09/01/2028)	2,230,000	2,421,044
		55,230,689	4.7%
Wyoming
Wyoming Community Development Authority:
4.000%, 12/01/2043 (Callable 06/01/2027)	680,000	715,040
4.000%, 12/01/2048 (Callable 06/01/2028)	3,165,000	3,398,166
		4,113,206	0.4%
Total Municipal Bonds (Cost $1,126,223,702)		1,157,204,641	99.2%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 2.36%(2)	184,999	184,999
Total Short-Term Investment (Cost $184,999)		184,999	0.0%
Total Investments (Cost $1,126,408,701)		1,157,389,640	99.2%
Other Assets in Excess of Liabilities		9,564,208	0.8%
TOTAL NET ASSETS		$1,166,953,848	100.0%
Notes to Schedule of Investments

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
FHA	Federal Housing Administration
FNMA	Fannie Mae
GNMA	Ginnie Mae
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Building Loan Fund
SCH BD GTY	School Board Guaranty
SD CRED PROG	State Credit Enhancement Program
ST AID	State Aid Intercept/Withholding
UT CSCE	Utah Charter School Finance Authority

(1)	Variable rate security. The rate reported is the rate in effect as of March 31, 2019.
(2)	7-Day Yield.
(3)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, March 31, 2019 (Unaudited)
Summary of Fair Value Exposure at March 31, 2019 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$1,157,204,641	$–	$1,157,204,641
Total Long-Term Investments	–	1,157,204,641	–	1,157,204,641
Short-Term Investment
Money Market Mutual Fund	184,999	–	–	184,999
Total Short-Term Investment	184,999	–	–	184,999
Total Investments	$184,999	$1,157,204,641	$–	$1,157,389,640

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
March 31, 2019 (Unaudited)

	Principal	Market	% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
Municipal Bonds
Alabama
Alabama Community College System,
5.000%, 10/01/2028 (Callable 10/01/2026)(Insured by AGM)	$310,000	$370,134
Black Belt Energy Gas District,
4.000%, 08/01/2047 (Callable 04/01/2022)(Mandatory Tender Date 07/01/2022) (1)	1,005,000	1,065,169
City of Birmingham AL:
5.000%, 03/01/2037 (Callable 03/01/2023)	30,000	32,882
0.000%, 03/01/2040 (Callable 09/01/2025)	185,000	205,822
5.000%, 03/01/2043 (Callable 03/01/2023)	285,000	311,821
0.000%, 03/01/2045 (Callable 09/01/2025)	1,175,000	1,302,629
City of Pell City AL Special Care Facilities Financing Authority,
5.000%, 12/01/2031 (Callable 12/01/2021)	1,000,000	1,073,210
County of Jefferson AL:
0.000%, 10/01/2025 (Callable 10/01/2023)(Insured by AGM)	1,000,000	833,540
5.000%, 09/15/2029 (Callable 03/15/2027)	570,000	677,690
Jasper Water Works & Sewer Board, Inc.,
5.000%, 06/01/2024 (Callable 06/01/2021)	200,000	212,486
		6,085,383	1.5%
Alaska
Alaska Housing Finance Corp.,
5.000%, 12/01/2029 (Callable 06/01/2024)	225,000	255,137
Alaska Industrial Development & Export Authority,
3.500%, 12/01/2020 (Callable 12/01/2019)	1,250,000	1,259,137
Alaska Municipal Bond Bank Authority,
5.000%, 08/01/2027 (Callable 08/01/2023)	500,000	558,445
City of Valdez AK:
5.000%, 01/01/2021	435,000	458,673
5.000%, 06/30/2029 (Callable 06/30/2022)	1,000,000	1,226,700
		3,758,092	0.9%
Arizona
Arizona Health Facilities Authority,
3.390%, 02/01/2048 (SIFMA Municipal Swap Index + 1.850%)(Callable 08/09/2019)(Mandatory Tender Date 02/05/2020) (2)	115,000	115,604
Arizona Industrial Development Authority:
3.375%, 07/01/2021	530,000	530,493
4.000%, 07/01/2023 (Insured by SD CRED PROG)	115,000	121,743
4.000%, 07/01/2023 (Insured by SD CRED PROG)	100,000	105,864
4.000%, 07/01/2024 (Insured by SD CRED PROG)	200,000	213,256
4.000%, 07/01/2025 (Insured by SD CRED PROG)	100,000	107,414
4.000%, 07/01/2026 (Insured by SD CRED PROG)	100,000	108,004
5.000%, 05/01/2028	270,000	311,585
4.625%, 08/01/2028	1,160,000	1,177,064
Arizona State University,
5.000%, 07/01/2029 (Callable 07/01/2024)	150,000	172,965
BluePath TE Trust,
2.750%, 09/01/2026 (Callable 08/27/2021) (3)	413,256	420,751
City of El Mirage AZ,
5.000%, 07/01/2026 (Callable 07/01/2020)	400,000	415,844
City of Tucson AZ,
5.000%, 07/01/2032 (Callable 07/01/2025)	500,000	580,205
Greater Arizona Development Authority,
5.000%, 08/01/2029 (Callable 08/01/2019)	710,000	717,576
Maricopa County Industrial Development Authority,
2.625%, 07/01/2021	165,000	162,286
Maricopa County Unified School District No. 95,
5.000%, 07/01/2028 (Callable 07/01/2025)	700,000	840,147
Town of Marana AZ:
4.000%, 07/01/2036 (Callable 07/01/2027)	350,000	379,634
4.000%, 07/01/2037 (Callable 07/01/2027)	500,000	540,405
		7,020,840	1.7%
Arkansas
Arkansas Technical University,
4.000%, 06/01/2028 (Callable 06/01/2023)	1,025,000	1,103,402
City of Conway AR,
5.000%, 10/01/2035 (Callable 04/01/2024)	185,000	209,729
City of Fayetteville AR,
3.050%, 01/01/2047 (Callable 01/01/2027)	985,000	978,804
City of Hot Springs AR,
4.000%, 12/01/2030 (Callable 12/01/2023)(Insured by BAM)	540,000	582,363
City of Little Rock AR:
2.375%, 04/01/2028 (Callable 10/01/2022)	2,000,000	2,058,140
4.000%, 10/01/2031 (Callable 10/01/2025)	105,000	114,287
4.000%, 10/01/2033 (Callable 10/01/2025)	210,000	227,042
2.000%, 03/01/2038 (Callable 03/01/2021)	55,000	55,131
City of Lonoke AR:
5.000%, 06/01/2025	210,000	245,721
4.000%, 06/01/2028 (Callable 06/01/2025)	50,000	54,971
City of Magnolia AR,
3.200%, 08/01/2033 (Callable 08/01/2024)(Insured by BAM)	1,085,000	1,095,893
City of Marion AR,
2.900%, 09/01/2047 (Callable 09/01/2027)	340,000	342,618
City of Maumelle AR:
4.000%, 08/01/2028 (Callable 08/01/2025)	290,000	320,377
4.000%, 08/01/2029 (Callable 08/01/2025)	700,000	771,176
4.000%, 08/01/2030 (Callable 08/01/2025)	325,000	355,765
City of Pine Bluff AR,
3.000%, 02/01/2047 (Callable 08/01/2027)(Insured by BAM)	880,000	891,968
City of Rogers AR,
3.250%, 11/01/2043 (Callable 11/01/2026)	2,000,000	2,057,200
City of Russellville AR,
4.000%, 07/01/2028 (Callable 07/01/2025)(Insured by AGM)	325,000	357,971
City of Sherwood AR,
3.050%, 12/01/2043 (Callable 12/01/2026)	750,000	771,180
City of Springdale AR,
3.000%, 04/01/2043 (Callable 04/01/2024)(Insured by BAM)	1,415,000	1,434,725
Northwest Arkansas Conservation Authority,
4.000%, 03/01/2027 (Callable 09/01/2022)(Insured by BAM)	365,000	393,901
University of Central Arkansas:
4.000%, 11/01/2027 (Callable 11/01/2025)(Insured by BAM)	340,000	376,095
4.000%, 11/01/2028 (Callable 11/01/2025)(Insured by BAM)	250,000	274,715
4.000%, 11/01/2031 (Callable 11/01/2025)(Insured by BAM)	885,000	953,357
		16,026,531	4.0%
California
Acalanes Union High School District:
0.000%, 08/01/2028	50,000	48,201
0.000%, 08/01/2039 (Callable 08/01/2029)	100,000	98,763
Bay Area Toll Authority:
2.640%, 04/01/2045 (SIFMA Municipal Swap Index + 1.100%)(Callable 10/01/2023)(Mandatory Tender Date 04/01/2024) (2)	650,000	667,179
2.200%, 04/01/2047 (SIFMA Municipal Swap Index + 0.700%)(Callable 04/01/2019)(Mandatory Tender Date 10/01/2019) (2)	250,000	250,000
Beaumont Unified School District,
0.000%, 08/01/2041 (Pre-refunded to 08/01/2026)(Insured by AGM)	80,000	95,245
Burbank Unified School District,
0.000%, 02/01/2038 (Callable 08/01/2028)	200,000	182,300
California Health Facilities Financing Authority:
5.000%, 04/01/2020	300,000	309,174
3.000%, 07/01/2022 (Insured by NATL) (1)(5)	200,000	200,000
1.000%, 08/15/2053 (Mandatory Tender Date 08/15/2019) (1)	1,970,000	1,963,184
California Municipal Finance Authority,
5.000%, 10/01/2026	300,000	355,278
California Public Finance Authority:
5.000%, 10/15/2020	180,000	186,860
5.000%, 10/15/2021	200,000	212,346
California State Public Works Board,
5.000%, 12/01/2019 (Insured by AMBAC)	115,000	117,670
California Statewide Communities Development Authority,
6.300%, 04/01/2028 (Insured by NATL) (1)(5)	700,000	700,000
Chawanakee Unified School District:
0.000%, 08/01/2026 (Insured by BAM)	110,000	120,182
0.000%, 08/01/2027 (Callable 08/01/2026)(Insured by BAM)	100,000	109,238
0.000%, 08/01/2028 (Callable 08/01/2026)(Insured by BAM)	75,000	81,368
0.000%, 08/01/2029 (Callable 08/01/2026)(Insured by BAM)	80,000	86,348
City of Redding CA,
3.816%, 07/01/2022 (ETM)(Insured by NATL) (1)(5)	85,000	83,627
College of the Sequoias Tulare Area Improvement District No. 3,
0.000%, 08/01/2041 (Callable 08/01/2026)(Insured by AGM)	100,000	112,163
Colton Joint Unified School District,
0.000%, 08/01/2035 (Callable 08/01/2026)(Insured by AGM)	250,000	261,152
Corona-Norca Unified School District,
6.800%, 08/01/2039 (Callable 08/01/2027)(Insured by AGM)	890,000	1,189,414
Covina-Valley Unified School District,
0.000%, 08/01/2032 (Callable 08/01/2019)(Insured by AGM)	180,000	91,190
Denair Unified School District,
0.000%, 08/01/2031 (Insured by AGM)	130,000	150,800
Desert Hot Springs Redevelopment Agency Successor Agency,
5.000%, 09/01/2029 (Callable 09/01/2027)(Insured by BAM)	300,000	364,341
East Bay Municipal Utility District,
5.000%, 06/01/2033 (Callable 06/01/2024)	475,000	543,395
El Rancho Unified School District,
0.000%, 08/01/2034 (Callable 08/01/2028)(Insured by AGM)	245,000	257,086
Enterprise Elementary School District,
0.000%, 08/01/2035 (Callable 08/01/2031)	30,000	35,335
Escondido Union High School District,
0.000%, 08/01/2034 (Insured by AGC)	105,000	149,661
Fresno Joint Powers Financing Authority:
5.000%, 04/01/2020	250,000	257,997
5.000%, 04/01/2027 (Insured by AGM)	305,000	370,499
Golden State Tobacco Securitization Corp.,
5.000%, 06/01/2022	365,000	398,752
Imperial Community College District,
0.000%, 08/01/2040 (Callable 08/01/2030)(Insured by AGM)	140,000	179,871
Lake Elsinore Redevelopment Agency Successor Agency,
5.000%, 09/01/2027 (Callable 09/01/2025)(Insured by BAM)	275,000	323,422
Lake Elsinore School Financing Authority:
5.000%, 09/01/2028 (Callable 09/01/2027)(Insured by BAM)	150,000	184,112
5.000%, 09/01/2029 (Callable 09/01/2027)(Insured by BAM)	240,000	292,502
5.000%, 09/01/2030 (Callable 09/01/2027)(Insured by BAM)	250,000	301,635
Long Beach Bond Finance Authority:
5.250%, 11/15/2023	90,000	101,868
5.000%, 11/15/2029	50,000	60,842
Northern California Gas Authority,
2.366%, 07/01/2019 (3 Month LIBOR USD + 0.630%)(2)	295,000	295,003
Norwalk-La Mirada Unified School District,
0.000%, 08/01/2029 (Insured by AGC)	210,000	233,547
Oak Park Unified School District,
0.000%, 08/01/2038 (Callable 08/01/2031)(Insured by AGM)	110,000	137,177
Oceanside Unified School District,
0.000%, 08/01/2051 (Pre-refunded to 08/01/2022)	1,000,000	150,840
Pajaro Valley Unified School District:
5.000%, 08/01/2032 (Callable 08/01/2019)(Insured by BAM)	300,000	302,922
5.000%, 08/01/2033 (Callable 08/01/2019)(Insured by BAM)	300,000	302,883
5.000%, 08/01/2034 (Callable 08/01/2019)(Insured by BAM)	640,000	646,074
Redondo Beach Unified School District,
6.375%, 08/01/2034 (Callable 08/01/2026)	590,000	762,309
Richmond Joint Powers Financing Authority,
5.500%, 11/01/2029 (Callable 11/01/2025)	300,000	354,486
Rio Hondo Community College District:
0.000%, 08/01/2042 (Callable 08/01/2034)	125,000	139,023
0.000%, 08/01/2042 (Callable 08/01/2034)	285,000	321,648
Riverside County Public Financing Authority,
5.000%, 10/01/2026 (Callable 10/01/2025)(Insured by AGM)	250,000	299,300
Sacramento City Unified School District:
5.000%, 07/01/2025 (Callable 07/01/2024)	505,000	572,503
5.000%, 07/01/2031 (Callable 07/01/2022)(Insured by AGM)	500,000	543,425
San Bernardino City Unified School District,
5.000%, 08/01/2027 (Callable 08/01/2023)(Insured by AGM)	450,000	510,979
San Diego Unified School District,
4.000%, 07/01/2032 (Callable 07/01/2026)	300,000	331,659
San Leandro Unified School District,
0.000%, 08/01/2039 (Callable 08/01/2028)(Insured by AGC)	1,300,000	1,132,560
San Mateo Foster City School District,
0.000%, 08/01/2026	75,000	75,136
Santa Barbara Unified School District,
0.000%, 08/01/2036 (Callable 08/01/2033)	330,000	393,172
Santa Paula Union High School District,
0.000%, 08/01/2037 (Callable 08/01/2027)	80,000	78,702
Savanna School District,
0.000%, 08/01/2047 (Callable 08/01/2029)(Insured by AGM)	500,000	469,540
School District of Belmont-Redwood Shores CA,
0.000%, 08/01/2031 (Callable 08/01/2026)	100,000	109,611
Silicon Valley Clean Water,
5.000%, 02/01/2039 (Callable 02/01/2024)	640,000	721,869
Solano County Community College District:
0.000%, 08/01/2027 (Callable 08/01/2025)	90,000	86,106
0.000%, 08/01/2028 (Callable 08/01/2025)	60,000	57,100
0.000%, 08/01/2030 (Callable 08/01/2025)	100,000	93,920
0.000%, 08/01/2041 (Callable 08/01/2028)	325,000	307,440
State of California,
5.000%, 08/01/2031 (Callable 02/01/2025)	450,000	517,869
Summerville Union High School District,
0.000%, 08/01/2033 (Callable 08/01/2028)(Insured by BAM)	25,000	23,555
Temecula Valley Unified School District,
0.000%, 08/01/2035 (Callable 08/01/2024)(Insured by BAM)	200,000	215,172
West Hills Community College District,
0.000%, 08/01/2035 (Callable 08/01/2027)(Insured by AGM)	50,000	50,144
Westside Union School District,
0.000%, 08/01/2028	160,000	127,517
Wiseburn School District,
0.000%, 08/01/2036 (Callable 08/01/2031)(Insured by AGM)	50,000	47,695
		21,903,886	5.4%
Colorado
Board of Governors of Colorado State University System,
5.000%, 03/01/2032 (Callable 03/01/2027)	125,000	147,131
Boulder Valley School District No. Re-2,
5.000%, 12/01/2038 (Callable 06/01/2025)(Insured by ST AID)	2,000,000	2,279,340
Bromley Park Metropolitan District,
5.000%, 12/01/2023 (Insured by BAM)	225,000	254,470
Canterberry Crossing Metropolitan District II:
5.000%, 12/01/2030 (Callable 12/01/2028)(Insured by AGM)	235,000	285,840
5.000%, 12/01/2031 (Callable 12/01/2028)(Insured by AGM)	250,000	302,048
5.000%, 12/01/2032 (Callable 12/01/2028)(Insured by AGM)	530,000	636,890
City & County of Denver Co.:
0.000%, 08/01/2030 (Callable 08/01/2026)	500,000	341,745
0.000%, 08/01/2031 (Callable 08/01/2026)	150,000	97,707
0.000%, 08/01/2032 (Callable 08/01/2026)	335,000	208,002
City of Commerce City CO:
5.000%, 12/15/2028 (Callable 12/15/2027)(Insured by AGM)	100,000	121,718
5.000%, 12/15/2029 (Callable 12/15/2027)(Insured by AGM)	310,000	373,975
5.000%, 12/15/2030 (Callable 12/15/2027)(Insured by AGM)	500,000	596,205
City of Fort Lupton CO:
5.000%, 12/01/2027 (Insured by AGM)	75,000	92,082
5.000%, 12/01/2028 (Callable 12/01/2027)(Insured by AGM)	210,000	256,784
5.000%, 12/01/2029 (Callable 12/01/2027)(Insured by AGM)	250,000	304,312
5.000%, 12/01/2030 (Callable 12/01/2027)(Insured by AGM)	350,000	423,241
City of Sheridan CO,
5.000%, 12/01/2042 (Callable 12/01/2025)	1,130,000	1,285,771
Colorado Educational & Cultural Facilities Authority:
5.000%, 10/01/2020	400,000	416,552
4.000%, 11/15/2021	475,000	494,356
4.000%, 11/15/2022	445,000	469,591
4.000%, 12/15/2025	1,340,000	1,395,730
4.000%, 04/01/2028	540,000	597,062
5.000%, 08/15/2030 (Callable 08/15/2024)	500,000	554,115
Colorado Health Facilities Authority:
5.000%, 12/01/2023	50,000	56,194
5.000%, 02/01/2025 (Callable 02/01/2021)	100,000	105,417
5.000%, 06/01/2027	750,000	871,935
5.500%, 07/01/2034 (Callable 07/01/2019)	75,000	75,720
1.875%, 07/01/2039 (Mandatory Tender Date 11/06/2019) (1)	350,000	349,492
5.250%, 01/01/2040 (Callable 01/01/2023)	200,000	215,476
Colorado Housing & Finance Authority:
1.850%, 04/01/2020 (Mandatory Tender Date 10/01/2019) (1)	1,500,000	1,501,560
4.000%, 05/01/2048 (Callable 11/01/2026)(Insured by GNMA)	445,000	470,027
Colorado School of Mines,
5.000%, 12/01/2029 (Callable 12/01/2027)(Insured by ST AID)	125,000	151,717
Denver City & County School District No. 1:
5.000%, 12/01/2030 (Callable 03/01/2021)	395,000	417,748
5.000%, 12/01/2031 (Callable 03/01/2021)	595,000	628,802
Denver Health & Hospital Authority:
5.000%, 12/01/2025	400,000	463,656
5.000%, 12/01/2027	340,000	400,918
E-470 Public Highway Authority,
2.714%, 09/01/2039 (1 Month LIBOR USD + 1.050%)(Callable 03/01/2021)(Mandatory Tender Date 09/01/2021) (2)	500,000	504,400
El Paso County School District No. 3,
5.000%, 12/01/2030 (Callable 12/01/2022)(Insured by ST AID)	250,000	277,793
Glen Metropolitan District No. 1,
2.500%, 12/01/2025 (Insured by BAM)	130,000	131,651
Grand River Hospital District:
5.250%, 12/01/2030 (Callable 12/01/2028)(Insured by AGM)	350,000	428,141
5.250%, 12/01/2031 (Callable 12/01/2028)(Insured by AGM)	1,190,000	1,440,388
Regional Transportation District,
5.000%, 11/01/2033 (Callable 11/01/2027)	500,000	605,135
Southlands Metropolitan District No. 1,
3.000%, 12/01/2022	238,000	237,831
State of Colorado,
4.000%, 03/15/2030 (Callable 03/15/2022)	175,000	183,976
Sterling Hills West Metropolitan District,
5.000%, 12/01/2027	230,000	268,304
Vista Ridge Metropolitan District:
5.000%, 12/01/2025 (Insured by BAM)	600,000	695,088
5.000%, 12/01/2026 (Insured by BAM)	460,000	541,484
		22,957,520	5.7%
Connecticut
City of Hartford CT,
5.000%, 04/01/2027 (Callable 04/01/2023)(Insured by BAM)	550,000	608,130
City of New Haven CT,
3.000%, 04/03/2019	2,000,000	2,000,120
Connecticut Housing Finance Authority,
4.000%, 11/15/2047 (Callable 11/15/2026)	220,000	231,733
Connecticut State Health & Educational Facilities Authority:
5.000%, 11/01/2026 (Callable 11/01/2022)	135,000	146,703
5.000%, 07/01/2030 (Callable 07/01/2020)	50,000	51,578
State of Connecticut:
5.000%, 04/15/2024	175,000	199,610
5.000%, 09/01/2027 (Callable 09/01/2026)	1,000,000	1,172,970
5.000%, 10/01/2027 (Callable 10/01/2023)	685,000	762,343
5.000%, 07/15/2030 (Callable 07/15/2023)	225,000	247,662
5.000%, 10/15/2032 (Callable 10/15/2022)	960,000	1,037,770
5.000%, 09/01/2033 (Callable 09/01/2026)	300,000	341,559
Town of Hamden CT,
4.000%, 08/15/2019 (Insured by BAM)	250,000	251,897
University of Connecticut:
5.000%, 01/15/2031 (Callable 01/15/2027)(Insured by AGM)	1,000,000	1,160,460
5.000%, 02/15/2031 (Callable 02/15/2021)	100,000	104,817
		8,317,352	2.1%
District of Columbia
District of Columbia,
5.000%, 06/01/2035 (Callable 06/01/2024)	2,000,000	2,257,540
District of Columbia Housing Finance Agency:
2.000%, 09/01/2021 (Mandatory Tender Date 09/01/2020) (1)	825,000	826,939
3.500%, 06/15/2023	370,000	380,352
District of Columbia Water & Sewer Authority,
5.000%, 10/01/2037 (Callable 04/01/2026)	275,000	319,239
Metropolitan Washington Airports Authority:
0.000%, 10/01/2029 (Insured by AGC)	110,000	79,542
5.000%, 10/01/2033 (Callable 10/01/2025)	250,000	290,140
6.500%, 10/01/2041 (Callable 10/01/2026)(Insured by AGC)	305,000	387,341
0.000%, 10/01/2044 (Callable 10/01/2028)(Insured by AGM)	850,000	1,103,079
6.500%, 10/01/2044 (Callable 10/01/2028)	605,000	782,223
		6,426,395	1.6%
Florida
City of Fort Myers FL:
5.000%, 12/01/2029 (Callable 12/01/2025)	475,000	558,263
4.000%, 12/01/2037 (Callable 12/01/2025)	1,000,000	1,048,970
4.000%, 12/01/2038 (Callable 12/01/2025)	500,000	522,980
City of Orlando FL:
5.000%, 10/01/2027 (Pre-refunded to 10/01/2020)	100,000	105,132
5.000%, 11/01/2034 (Callable 11/01/2027)(Insured by AGM)	775,000	902,821
City of Tallahassee FL:
5.000%, 12/01/2029 (Callable 12/01/2025)	560,000	642,527
5.000%, 10/01/2033 (Callable 10/01/2025)	1,250,000	1,453,188
5.000%, 10/01/2034 (Callable 10/01/2024)	500,000	570,490
County of Miami-Dade FL:
5.000%, 04/01/2027 (Callable 04/01/2026)	120,000	144,247
5.000%, 10/01/2032 (Callable 10/01/2026)	35,000	41,169
0.000%, 10/01/2034 (Callable 10/01/2029)(Insured by AGC)	195,000	264,172
0.000%, 10/01/2039 (Callable 10/01/2029)(Insured by AGC)	235,000	315,944
Florida Department of Management Services,
5.000%, 11/01/2029	2,000,000	2,549,780
Florida Housing Finance Corp.:
4.350%, 01/01/2046 (Callable 01/01/2024)	495,000	497,386
4.000%, 07/01/2047 (Callable 07/01/2025)(Insured by GNMA)	290,000	303,085
Florida Municipal Loan Council:
5.000%, 10/01/2024	115,000	133,967
5.000%, 10/01/2025	110,000	130,873
5.000%, 10/01/2026	90,000	109,135
Florida Municipal Power Agency,
4.000%, 10/01/2030 (Callable 10/01/2027)	500,000	561,790
Heritage Bay Community Development District,
2.000%, 05/01/2019	225,000	225,018
Highlands County Health Facilities Authority,
1.530%, 11/15/2037 (Callable 04/01/2019)(Optional Put Date 04/05/2019) (1)	250,000	250,000
Hillsborough County Aviation Authority,
5.000%, 10/01/2035 (Callable 10/01/2024)	500,000	563,490
JEA Water & Sewer System Revenue:
5.000%, 10/01/2028 (Callable 10/01/2027)	700,000	845,649
5.000%, 10/01/2032 (Callable 10/01/2027)	660,000	778,655
Manatee County School District,
5.000%, 10/01/2020 (Insured by AGM)	100,000	105,117
Martin County Health Facilities Authority:
3.370%, 11/15/2021	295,000	306,062
5.000%, 11/15/2023	260,000	293,522
Miami Health Facilities Authority:
5.000%, 07/01/2020	140,000	143,965
5.000%, 07/01/2021	250,000	262,185
Miami-Dade County Industrial Development Authority:
5.000%, 01/15/2020	350,000	356,097
5.000%, 01/15/2021	365,000	378,490
Monroe County School District,
5.000%, 10/01/2025 (Insured by AGM)	200,000	237,280
Orange County Convention Center,
5.000%, 10/01/2032 (Callable 10/01/2026)	1,000,000	1,174,760
Orange County School Board:
5.000%, 08/01/2031 (Callable 08/01/2025)	990,000	1,143,648
5.000%, 08/01/2033 (Callable 08/01/2026)	150,000	175,246
Palm Beach County Health Facilities Authority,
4.750%, 07/01/2025 (Pre-refunded to 07/01/2020)(Insured by AGM)	130,000	135,165
Pinellas County Health Facilities Authority,
3.621%, 11/15/2023 (Insured by NATL) (1)(5)	225,000	225,000
Pinellas County School Board,
5.000%, 07/01/2033 (Callable 07/01/2027)	515,000	607,000
Reedy Creek Improvement District,
4.000%, 06/01/2035 (Callable 06/01/2027)	1,000,000	1,080,360
School Board of Miami-Dade County,
5.000%, 11/01/2030 (Callable 11/01/2024)	185,000	211,516
Village Community Development District No. 7,
4.000%, 05/01/2021	230,000	238,213
		20,592,357	5.1%
Georgia
Barnesville-Lamar County Industrial Development Authority,
5.000%, 06/01/2028	175,000	214,930
Burke County Development Authority:
2.350%, 10/01/2032 (Mandatory Tender Date 12/11/2020) (1)	100,000	100,164
2.050%, 07/01/2049 (Optional Put Date 04/01/2019) (1)	1,000,000	1,000,000
1.850%, 12/01/2049 (Mandatory Tender Date 08/22/2019) (1)	140,000	139,878
City of Atlanta GA:
5.000%, 01/01/2025 (Callable 01/01/2020)	225,000	230,042
5.500%, 11/01/2027 (Insured by AGM)	145,000	178,139
5.000%, 01/01/2028 (Callable 01/01/2020)	1,000,000	1,022,110
City of Dahlonega GA,
4.000%, 09/01/2021 (Insured by AGM)	150,000	157,357
Gainesville & Hall County Hospital Authority,
5.000%, 02/15/2029 (Callable 02/15/2027)	475,000	560,690
Monroe County Development Authority,
2.050%, 07/01/2049 (Mandatory Tender Date 11/19/2021) (1)	750,000	744,367
Morgan County Hospital Authority,
2.750%, 09/01/2019 (Callable 04/29/2019)	750,000	751,148
		5,098,825	1.3%
Illinois
Bourbonnais Township Park District:
4.000%, 12/15/2023 (Insured by BAM)	100,000	104,699
4.000%, 12/15/2024 (Insured by BAM)	125,000	131,610
4.000%, 12/15/2025 (Insured by BAM)	130,000	137,328
4.000%, 12/15/2026 (Callable 12/15/2025)(Insured by BAM)	135,000	142,023
Bureau County Township High School District No. 502,
4.000%, 12/01/2031 (Callable 12/01/2027)(Insured by BAM)	1,330,000	1,455,765
Chicago Board of Education,
5.000%, 12/01/2023 (Insured by AGM)	1,000,000	1,108,870
Chicago Park District,
5.000%, 01/01/2024	580,000	639,583
City of Berwyn IL,
4.000%, 12/01/2020	100,000	102,444
City of Chicago IL:
5.000%, 01/01/2021 (Callable 01/01/2020)	115,000	117,829
5.000%, 01/01/2023 (Callable 01/01/2020)	125,000	128,075
5.000%, 01/01/2023	170,000	188,001
5.000%, 01/01/2024	250,000	270,567
5.000%, 01/01/2025 (Callable 01/01/2024)(Insured by AGM)	110,000	124,304
5.000%, 01/01/2026 (Callable 01/01/2024)	250,000	265,358
0.000%, 01/01/2027 (Insured by NATL)	330,000	262,502
5.000%, 11/01/2027 (Callable 11/01/2024)	175,000	196,154
5.000%, 11/01/2028 (Callable 11/01/2027)(Insured by AGM)	625,000	742,944
5.000%, 01/01/2030 (Callable 01/01/2024)(Insured by AGM)	445,000	493,305
5.625%, 01/01/2031 (Callable 01/01/2027)	250,000	285,132
5.000%, 11/01/2033 (Callable 11/01/2027)(Insured by AGM)	375,000	431,453
City of Country Club Hills IL,
4.000%, 12/01/2019 (Insured by BAM)	195,000	197,490
City of Decatur IL,
4.250%, 03/01/2030 (Callable 03/01/2024)(Insured by BAM)	250,000	267,212
City of Kankakee IL,
4.500%, 05/01/2031 (Callable 05/01/2025)(Insured by AGM)	135,000	146,540
City of Rockford IL,
3.000%, 12/15/2022 (Insured by AGM)	150,000	153,876
Cook & Will Counties Community College District No. 515,
4.000%, 12/01/2021 (Callable 06/01/2020)(Insured by AGM)	690,000	703,890
Cook & Will Counties School District No. 194:
4.000%, 12/01/2025 (Callable 12/01/2024)(Insured by BAM)	160,000	172,238
4.000%, 12/01/2026 (Callable 12/01/2024)(Insured by BAM)	130,000	139,523
Cook County Community Consolidated School District No. 65,
0.000%, 12/01/2023	200,000	177,864
Cook County School District No. 130:
5.000%, 12/01/2027 (Callable 12/01/2025)(Insured by AGM)	1,195,000	1,367,080
5.000%, 12/01/2028 (Callable 12/01/2025)(Insured by AGM)	1,000,000	1,139,670
Cook County School District No. 144,
0.000%, 12/01/2021 (Insured by AGM)	65,000	61,084
Cook County School District No. 163:
6.000%, 12/15/2025 (Insured by BAM)	430,000	521,654
6.000%, 12/15/2027 (Insured by BAM)	1,150,000	1,442,365
Cook County School District No. 83,
5.625%, 06/01/2033	775,000	925,055
County of Will IL,
5.000%, 11/15/2031 (Callable 11/15/2025)	1,000,000	1,158,730
Darien Park District,
4.150%, 12/15/2026 (Callable 12/15/2019)	200,000	202,938
DeKalb County Community Unit School District No. 428,
0.000%, 01/01/2030 (Callable 07/01/2020)	300,000	166,311
DuPage County High School District No. 87,
5.000%, 01/01/2029 (Callable 01/01/2025)	315,000	360,480
Ford, Champaign Counties Community Unit School District No. 10,
5.000%, 12/01/2027 (Callable 12/01/2026)(Insured by AGM)	600,000	713,706
Governors State University:
5.000%, 07/01/2019 (Insured by BAM)	250,000	251,655
5.000%, 07/01/2020 (Insured by BAM)	190,000	196,122
Illinois Development Finance Authority,
2.450%, 11/15/2039 (Mandatory Tender Date 03/03/2026) (1)	1,000,000	1,004,890
Illinois Finance Authority:
5.000%, 10/01/2019	525,000	530,717
5.000%, 02/15/2021	100,000	106,140
5.000%, 10/01/2021	170,000	177,320
5.000%, 10/01/2023	205,000	219,063
4.375%, 12/01/2028 (Callable 12/01/2023) (7)	300,000	168,174
5.000%, 01/01/2029 (Callable 01/01/2027)	475,000	555,133
5.000%, 01/01/2030 (Callable 01/01/2027)	90,000	104,473
5.250%, 02/15/2030 (Pre-refunded to 02/15/2020)	245,000	252,752
5.000%, 08/01/2030 (Callable 08/01/2024)	1,065,000	1,211,714
6.250%, 10/01/2033 (Callable 10/01/2020)	150,000	155,382
4.000%, 05/15/2034 (Callable 05/15/2026)	200,000	206,854
3.101%, 05/01/2036 (1 Month LIBOR USD + 1.350%)(Callable 11/01/2020)(Mandatory Tender Date 05/01/2021) (2)	300,000	300,936
6.625%, 11/01/2039 (Pre-refunded to 05/01/2019)	50,000	50,204
4.000%, 12/01/2040 (Callable 12/01/2027)	270,000	282,803
4.000%, 12/01/2042 (Callable 12/01/2027)	275,000	286,792
5.100%, 12/01/2043 (Callable 12/01/2023) (7)	1,000,000	562,160
Illinois Housing Development Authority:
3.100%, 02/01/2035 (Callable 02/01/2026)	750,000	743,250
2.450%, 06/01/2043 (Callable 01/01/2023)(Insured by GNMA)	673,611	651,524
4.250%, 10/01/2049 (Callable 04/01/2028)	2,000,000	2,172,780
Illinois State University:
3.500%, 04/01/2020	320,000	322,250
5.000%, 04/01/2023 (Callable 04/01/2021)(Insured by BAM)	440,000	459,597
5.000%, 04/01/2031 (Callable 04/01/2028)(Insured by AGM)	500,000	579,240
Knox & Warren Counties Community Unit School District No. 205:
6.000%, 01/01/2030 (Callable 01/01/2021)	285,000	303,166
6.125%, 01/01/2036 (Callable 01/01/2021)	1,400,000	1,490,748
Macoupin, Sangaman & Montgomery Government Bonds,
4.250%, 12/01/2032 (Callable 12/01/2023)(Insured by AGM)	685,000	720,661
Metropolitan Pier & Exposition Authority:
0.000%, 06/15/2019 (Insured by NATL)	375,000	373,185
0.000%, 06/15/2020 (Insured by NATL)	140,000	135,874
5.500%, 12/15/2023 (Insured by NATL)	150,000	159,211
5.700%, 06/15/2025 (Pre-refunded to 06/15/2022)(Insured by NATL)	15,000	17,045
5.700%, 06/15/2025 (Callable 06/15/2022)(Insured by NATL)	50,000	55,192
Metropolitan Water Reclamation District of Greater Chicago:
5.000%, 12/01/2031 (Callable 12/01/2021)	1,010,000	1,086,699
5.000%, 12/01/2034 (Callable 12/01/2026)	1,500,000	1,721,070
Monroe & St. Clair Counties Community Unit School District No. 5,
5.000%, 04/15/2021 (Insured by BAM)	100,000	106,431
Ogle & Winnebago Counties Community Unit School District:
5.000%, 12/01/2023 (Insured by BAM)	415,000	467,385
5.000%, 12/01/2024 (Insured by BAM)	100,000	114,249
Peoria City School District No. 150,
5.000%, 01/01/2026 (Insured by BAM)	330,000	381,480
Peoria Public Building Commission,
0.000%, 12/01/2021 (Callable 12/01/2019)(Insured by AGC)	440,000	386,078
Railsplitter Tobacco Settlement Authority,
5.250%, 06/01/2020	135,000	140,318
Sales Tax Securitization Corp.:
5.000%, 01/01/2028	1,500,000	1,754,400
5.000%, 01/01/2029	2,500,000	2,947,525
Sangamon County Water Reclamation District,
5.000%, 01/01/2021	80,000	83,858
Shelby Christian Macon Counties Community School District,
4.000%, 12/01/2027 (Callable 12/01/2023)(Insured by AGM)	155,000	165,810
St. Clair County Community Consolidated School District,
0.000%, 12/01/2021	200,000	187,754
State of Illinois:
0.000%, 08/01/2019	150,000	148,722
0.000%, 08/01/2019	110,000	109,063
5.000%, 12/01/2019	500,000	509,830
5.000%, 08/01/2020	2,000,000	2,067,900
5.000%, 01/01/2022 (Callable 01/01/2020)	220,000	223,417
6.000%, 06/15/2024 (Insured by NATL)	100,000	114,808
5.000%, 08/01/2024 (Callable 08/01/2022)	665,000	705,026
5.000%, 10/01/2026	1,000,000	1,103,070
5.000%, 05/01/2027 (Callable 05/01/2024)	650,000	693,543
5.000%, 06/15/2027 (Callable 06/15/2021)	1,500,000	1,558,215
5.250%, 07/01/2028 (Callable 07/01/2023)	175,000	186,342
5.500%, 07/01/2033 (Callable 07/01/2023)	410,000	437,060
4.000%, 06/15/2038 (Callable 06/15/2028)(Insured by BAM)	2,500,000	2,528,725
University of Illinois,
5.000%, 10/01/2021	700,000	752,633
Upper Illinois River Valley Development Authority:
5.000%, 12/01/2023	600,000	664,206
5.000%, 12/01/2024	485,000	544,243
Village of Crestwood IL:
4.000%, 12/15/2021 (Insured by BAM)	250,000	262,970
4.500%, 12/15/2026 (Callable 12/15/2022)(Insured by BAM)	200,000	217,508
Village of Franklin Park IL,
5.000%, 04/01/2023 (Insured by BAM)	460,000	506,727
Village of Lansing IL,
5.000%, 03/01/2020 (Insured by AGM)	455,000	468,218
Village of River Grove IL:
4.000%, 12/15/2027 (Callable 12/15/2026)(Insured by BAM)	135,000	144,778
4.000%, 12/15/2028 (Callable 12/15/2026)(Insured by BAM)	205,000	219,012
Will County Community High School District No. 210:
4.000%, 01/01/2022 (Callable 04/29/2019)	85,000	85,030
0.000%, 01/01/2023 (Insured by AGM)	140,000	125,919
0.000%, 01/01/2026 (Insured by AGM)	235,000	190,385
0.000%, 01/01/2027	660,000	498,485
0.000%, 01/01/2027 (Insured by AGM)	115,000	89,613
0.000%, 01/01/2028	465,000	335,572
0.000%, 01/01/2028 (Insured by AGM)	180,000	135,138
0.000%, 01/01/2029	40,000	27,575
0.000%, 01/01/2033	175,000	97,939
3.375%, 01/01/2033 (Callable 01/01/2023)	80,000	67,416
Will County Community Unit School District No. 201,
0.000%, 11/01/2019 (Insured by NATL)	905,000	894,402
Will County IL School District No. 365,
0.000%, 11/01/2021 (Insured by AGM)	505,000	480,033
Will County Township High School District No. 204:
5.000%, 01/01/2025	125,000	144,333
6.250%, 01/01/2031 (Callable 01/01/2021)	300,000	321,630
		59,355,202	14.7%
Indiana
Blue River Valley School Building Corp.,
2.250%, 07/15/2019 (Insured by ST AID)	235,000	235,343
Carmel Redevelopment Authority,
4.000%, 08/01/2033 (Callable 08/01/2022)	250,000	262,520
City of Jeffersonville IN,
5.000%, 01/01/2030 (Callable 01/01/2028)(Insured by BAM)	325,000	389,987
City of Lawrence IN,
5.000%, 01/01/2027 (Insured by BAM)	385,000	460,002
City of Whiting IN,
1.850%, 06/01/2044 (Mandatory Tender Date 10/01/2019) (1)	450,000	449,937
East Allen Multi School Building Corp.,
5.000%, 07/15/2026 (Callable 01/15/2023)(Insured by ST AID)	165,000	184,046
Franklin Township Community School Corp.,
5.000%, 01/15/2035 (Callable 01/15/2023)(Insured by ST AID)	775,000	849,524
Hammond Multi-School Building Corp.,
4.500%, 07/15/2026 (Callable 01/15/2024)(Insured by ST AID)	625,000	696,100
Hammond Sanitary District:
5.000%, 01/15/2022 (Insured by BAM)	285,000	311,303
5.000%, 07/15/2026 (Insured by BAM)	610,000	728,218
5.000%, 01/15/2028 (Callable 07/15/2027)(Insured by BAM)	295,000	353,628
Indiana Bond Bank:
2.200%, 10/15/2022 (SIFMA Municipal Swap Index + 0.660%)(2)	125,000	124,575
2.710%, 10/15/2022 (3 Month LIBOR USD + 0.970%)(2)	510,000	510,056
Indiana Finance Authority:
5.000%, 10/01/2023	180,000	202,338
5.500%, 08/15/2045 (Callable 08/15/2020)	165,000	171,291
Indiana Health & Educational Facilities Financing Authority,
1.750%, 11/15/2031 (Mandatory Tender Date 11/02/2021) (1)	500,000	500,065
Indiana Municipal Power Agency,
5.000%, 01/01/2032 (Callable 01/01/2025)	1,000,000	1,145,750
Indianapolis Local Public Improvement Bond Bank,
5.000%, 01/01/2033 (Callable 01/01/2025)	500,000	576,430
IPS Multi-School Building Corp.,
5.000%, 07/15/2026 (Callable 01/15/2025)(Insured by ST AID)	925,000	1,077,061
Kankakee Valley Middle School Building Corp.,
5.000%, 01/15/2029 (Insured by ST AID)	1,000,000	1,236,720
Loogootee School Building Corp.,
4.000%, 07/15/2026 (Insured by ST AID)	135,000	151,511
Middlebury Community Schools,
3.000%, 07/15/2019 (Insured by ST AID)	400,000	401,008
Munster School Building Corp.,
4.000%, 07/15/2024 (Insured by ST AID)	170,000	186,607
North Montgomery High School Building Corp.,
5.000%, 07/15/2033 (Callable 07/15/2026)(Insured by ST AID)	165,000	192,162
Shelbyville Central Renovation School Building Corp.,
5.000%, 01/15/2029 (Callable 07/15/2026)(Insured by ST AID)	220,000	262,132
Taylor Community School Building Corp.,
0.000%, 07/15/2029 (Callable 07/15/2025)(Insured by ST AID)	360,000	265,036
Tipton County Jail Building Corp.,
5.000%, 01/15/2027 (Insured by ST AID)	245,000	291,356
Westfield High School Building Corp.:
5.000%, 01/15/2029 (Callable 01/15/2026)(Insured by ST AID)	250,000	289,857
5.000%, 01/15/2030 (Callable 01/15/2026)(Insured by ST AID)	300,000	345,318
5.000%, 07/15/2031 (Callable 01/15/2026)(Insured by ST AID)	150,000	171,311
		13,021,192	3.2%
Iowa
City of Coralville IA:
4.000%, 06/01/2019	100,000	99,950
4.000%, 05/01/2022	100,000	100,645
		200,595	0.1%
Kansas
City of Hutchinson KS:
4.000%, 12/01/2020	330,000	336,560
4.000%, 12/01/2021	360,000	371,135
5.000%, 12/01/2022	140,000	150,612
City of Wichita KS,
3.000%, 09/01/2023 (Callable 09/01/2022)	890,000	896,034
Kansas Development Finance Authority,
5.000%, 12/01/2019 (Insured by BAM)	250,000	254,248
State of Kansas Department of Transportation,
2.076%, 09/01/2019 (1 Month LIBOR USD + 0.400%)(2)	115,000	115,092
		2,123,681	0.5%
Kentucky
Kentucky Housing Corp.,
2.000%, 04/01/2022 (Mandatory Tender Date 04/01/2021) (1)	250,000	250,432
Kentucky Public Energy Authority,
4.000%, 04/01/2048 (Callable 01/02/2024)(Mandatory Tender Date 04/01/2024) (1)	550,000	590,530
Louisville & Jefferson County Metropolitan Government,
5.000%, 10/01/2019	325,000	330,125
Paducah Electric Plant Board,
5.000%, 10/01/2032 (Callable 10/01/2026)(Insured by AGM)	1,000,000	1,154,010
		2,325,097	0.6%
Louisiana
City of Shreveport LA,
5.000%, 08/01/2023 (Insured by BAM)	350,000	395,710
Louisiana Housing Corp.,
4.500%, 12/01/2047 (Callable 12/01/2027)	200,000	217,848
St. Tammany Parish Wide School District No. 12:
4.000%, 03/01/2035 (Callable 03/01/2027)	100,000	108,049
4.000%, 03/01/2036 (Callable 03/01/2027)	115,000	123,859
Terrebonne Parish Consolidated Government,
0.000%, 04/01/2034 (Insured by AGM)	715,000	443,028
		1,288,494	0.3%
Maine
Maine State Housing Authority:
3.500%, 11/15/2045 (Callable 05/15/2025)	210,000	216,290
4.000%, 11/15/2045 (Callable 11/15/2025)	470,000	489,829
3.500%, 11/15/2046 (Callable 11/15/2025)	60,000	61,648
4.000%, 11/15/2049 (Callable 05/15/2028)	500,000	537,860
		1,305,627	0.3%
Massachusetts
Massachusetts Housing Finance Agency:
4.000%, 12/01/2028 (Callable 06/01/2023)	1,000,000	1,058,310
4.500%, 12/01/2048 (Callable 12/01/2027)	2,000,000	2,178,600
Town of Ashburnham MA,
4.250%, 07/01/2021 (Callable 04/29/2019)(Insured by AGC)	700,000	701,267
University of Massachusetts Building Authority,
5.000%, 11/01/2039 (Callable 11/01/2024)	325,000	370,490
		4,308,667	1.1%
Michigan
City of Detroit MI:
5.000%, 07/01/2039 (Callable 07/01/2022)(Insured by AGM)	185,000	198,318
5.250%, 07/01/2041 (Callable 07/01/2021)	50,000	53,212
City of Wyandotte MI,
5.000%, 10/01/2023 (Insured by BAM)	25,000	27,932
Detroit Michigan School District,
5.000%, 05/01/2033 (Callable 05/01/2022)(Insured by Q-SBLF)	1,000,000	1,080,370
Flushing Community Schools,
4.000%, 05/01/2029 (Callable 05/01/2028)(Insured by Q-SBLF)	220,000	252,580
Michigan Finance Authority:
5.000%, 07/01/2034 (Callable 07/01/2025)	250,000	283,490
1.100%, 11/15/2046 (Mandatory Tender Date 08/15/2019) (1)	565,000	563,813
Michigan State Housing Development Authority,
4.250%, 12/01/2049 (Callable 06/01/2028) (6)	2,000,000	2,169,840
Romeo Community School District,
5.000%, 05/01/2029 (Callable 05/01/2026)(Insured by Q-SBLF)	1,000,000	1,182,470
Roseville Community Schools,
5.000%, 05/01/2026 (Insured by Q-SBLF)	400,000	480,260
Swartz Creek Community Schools,
5.000%, 05/01/2039 (Callable 05/01/2029)(Insured by Q-SBLF)	815,000	960,274
Trenton Public Schools School District:
5.000%, 05/01/2029 (Callable 05/01/2028)(Insured by Q-SBLF)	135,000	166,178
5.000%, 05/01/2030 (Callable 05/01/2028)(Insured by Q-SBLF)	300,000	366,096
Warren Consolidated Schools:
5.000%, 05/01/2019 (Insured by BAM)	130,000	130,341
5.000%, 05/01/2025 (Insured by BAM)	300,000	352,521
Wayne County Airport Authority,
5.000%, 12/01/2031 (Callable 12/01/2027)	375,000	444,251
Western Michigan University,
5.000%, 11/15/2029 (Callable 05/15/2025)	250,000	289,025
Ypsilanti School District,
4.000%, 05/01/2020 (Insured by Q-SBLF)	50,000	51,193
		9,052,164	2.2%
Minnesota
City of Maple Grove MN:
5.000%, 05/01/2027	200,000	240,642
5.000%, 05/01/2031 (Callable 05/01/2027)	220,000	256,623
City of Plato MN,
4.000%, 04/01/2021	280,000	290,458
County of Kanabec MN,
2.750%, 12/01/2019 (Callable 04/29/2019)	600,000	600,096
Minnesota Housing Finance Agency:
4.375%, 07/01/2026 (Callable 07/01/2021)(Insured by GNMA)	130,000	132,024
3.300%, 07/01/2029 (Callable 07/01/2025)	595,000	616,480
4.000%, 01/01/2038 (Callable 01/01/2024)	870,000	909,533
3.800%, 07/01/2038 (Callable 01/01/2023)(Insured by GNMA)	225,000	228,757
4.000%, 01/01/2047 (Callable 01/01/2026)(Insured by GNMA)	840,000	878,010
Plymouth Intermediate District No. 287:
4.000%, 02/01/2027	200,000	226,820
4.000%, 02/01/2028 (Callable 02/01/2027)	350,000	393,239
4.000%, 02/01/2037 (Callable 02/01/2027)	250,000	267,288
		5,039,970	1.2%
Mississippi
Biloxi Public School District,
5.000%, 04/01/2026 (Insured by BAM)	500,000	589,755
City of Gulfport MS,
5.000%, 07/01/2027 (Callable 07/01/2026)	500,000	571,815
Medical Center Educational Building Corp.,
5.000%, 06/01/2042 (Callable 06/01/2027)	500,000	571,475
Mississippi Development Bank:
4.375%, 03/01/2023 (Callable 07/01/2019)(Insured by AGC)	150,000	150,782
5.250%, 03/01/2034 (Callable 03/01/2028)	490,000	583,551
Mississippi Home Corp.,
2.400%, 02/01/2022 (Pre-refunded to 08/01/2021) (1)	500,000	508,535
Southwest Mississippi Regional Medical Center,
2.100%, 06/01/2019 (Callable 04/29/2019)	350,000	349,930
State of Mississippi:
5.000%, 10/01/2032 (Callable 10/01/2027)	215,000	258,735
5.000%, 10/15/2034 (Callable 10/15/2025)	1,000,000	1,138,880
West Rankin Utility Authority:
5.000%, 01/01/2028 (Callable 01/01/2025)(Insured by AGM)	110,000	127,349
5.000%, 01/01/2029 (Callable 01/01/2025)(Insured by AGM)	275,000	317,911
5.000%, 01/01/2030 (Callable 01/01/2025)(Insured by AGM)	590,000	680,211
		5,848,929	1.5%
Missouri
County of Boone MO,
4.000%, 08/01/2019	250,000	251,407
Industrial Development Authority of the City of St. Louis MO,
4.750%, 11/15/2047 (Callable 11/15/2026)	500,000	516,105
Metropolitan St. Louis Sewer District,
5.000%, 05/01/2036 (Callable 05/01/2025)	1,000,000	1,154,110
Missouri Housing Development Commission:
3.700%, 11/01/2035 (Callable 05/01/2025)(Insured by GNMA)	150,000	154,216
3.950%, 11/01/2040 (Callable 05/01/2025)(Insured by GNMA)	910,000	933,633
4.000%, 05/01/2042 (Callable 11/01/2026)(Insured by GNMA)	1,085,000	1,147,561
Move Rolla Transportation Development District,
3.750%, 06/01/2029 (Callable 06/01/2026)	405,000	425,497
St. Louis Municipal Finance Corp.,
3.000%, 06/01/2020 (Insured by AGM)	130,000	131,893
St. Louis Regional Convention & Sports Complex Authority,
5.250%, 08/15/2019 (Insured by AMBAC)	70,000	70,781
State of Missouri Environmental Improvement & Energy Resources Authority,
2.390%, 12/01/2022 (Insured by NATL) (1)(5)	600,000	600,000
State of Missouri Health & Educational Facilities Authority:
4.000%, 08/01/2019	150,000	150,909
5.000%, 06/01/2031 (Callable 06/01/2024)	50,000	56,216
		5,592,328	1.4%
Montana
City of Billings MT,
5.000%, 07/01/2028 (Callable 07/01/2027)	300,000	367,089
Montana Board of Housing:
3.600%, 12/01/2030 (Callable 06/01/2022)	410,000	417,359
3.750%, 12/01/2038 (Callable 12/01/2027)(Insured by FHA)	495,000	511,370
Yellowstone County School District No. 8,
5.000%, 07/01/2027	225,000	273,861
		1,569,679	0.4%
Nebraska
Central Plains Energy Project:
5.000%, 09/01/2027 (Callable 09/01/2022)	290,000	312,788
5.000%, 09/01/2042 (Callable 09/01/2022)	575,000	622,530
5.000%, 03/01/2050 (Callable 10/01/2023)(Mandatory Tender Date 01/01/2024) (1)	500,000	554,240
County of Buffalo NE,
4.000%, 12/15/2031 (Callable 09/13/2021)	300,000	316,197
Douglas County Hospital Authority No. 2,
5.000%, 05/15/2019	150,000	150,495
Gering School District:
5.000%, 12/01/2031 (Callable 05/30/2022)	25,000	27,296
5.000%, 12/01/2033 (Callable 05/30/2022)	430,000	468,059
5.000%, 12/01/2034 (Callable 05/30/2022)	300,000	326,124
Nebraska Investment Finance Authority:
3.500%, 09/01/2036 (Callable 03/01/2025)	395,000	401,553
3.500%, 09/01/2046 (Callable 03/01/2025)	160,000	165,744
Papio-Missouri River Natural Resource District:
4.000%, 12/15/2027 (Callable 06/15/2022)	150,000	159,684
4.000%, 12/15/2028 (Callable 06/15/2022)	210,000	222,900
Village of Boys Town NE,
3.000%, 09/01/2028	1,675,000	1,749,990
		5,477,600	1.4%
Nevada
City of Carson City NV,
5.000%, 09/01/2033 (Callable 09/01/2027)	250,000	284,363
Clark County School District,
5.000%, 06/15/2032 (Callable 06/15/2027)(Insured by BAM)	450,000	528,494
Las Vegas Convention & Visitors Authority,
5.000%, 07/01/2026	1,010,000	1,216,252
Las Vegas Valley Water District,
5.250%, 06/01/2027 (Callable 06/01/2021)	1,065,000	1,144,374
Nevada Housing Division:
4.400%, 04/01/2029 (Callable 10/01/2021)(Insured by GNMA)	585,000	597,051
5.375%, 10/01/2039 (Callable 04/01/2019)(Insured by GNMA)	115,000	115,000
State of Nevada,
5.000%, 06/01/2033 (Callable 12/01/2023)	300,000	336,030
Washoe County School District,
5.000%, 05/01/2030 (Callable 05/01/2027)	525,000	625,233
		4,846,797	1.2%
New Jersey
City of Atlantic City NJ:
5.000%, 03/01/2020 (Insured by AGM)	200,000	205,422
5.000%, 03/01/2021 (Insured by BAM)	100,000	105,430
City of Trenton NJ,
4.000%, 07/15/2023 (Insured by AGM)	400,000	430,208
City of Union City NJ,
5.000%, 11/01/2023 (Insured by ST AID)	440,000	492,835
Jackson Township School District,
5.250%, 06/15/2019	720,000	724,752
Landis Sewage Authority,
5.205%, 09/19/2019 (Insured by NATL) (1)(5)	50,000	50,000
New Jersey Economic Development Authority:
5.000%, 07/15/2019	130,000	130,940
5.000%, 07/15/2020	100,000	103,038
5.000%, 06/15/2023 (Insured by BAM)	295,000	327,568
5.000%, 03/01/2024 (Callable 03/01/2023)	150,000	163,656
3.125%, 07/01/2029 (Callable 07/01/2027)	200,000	200,912
New Jersey Health Care Facilities Financing Authority:
5.000%, 07/01/2025 (Insured by AGM)	150,000	173,516
4.500%, 11/15/2025 (Callable 11/15/2020)	150,000	156,981
4.000%, 07/01/2026 (Callable 07/01/2022)	1,000,000	1,064,740
5.000%, 07/01/2026 (Callable 07/01/2025)(Insured by AGM)	175,000	201,871
New Jersey Housing & Mortgage Finance Agency:
4.500%, 10/01/2048 (Callable 10/01/2027)	1,660,000	1,810,711
4.750%, 10/01/2050 (Callable 04/01/2028)	500,000	553,160
New Jersey Transportation Trust Fund Authority:
5.000%, 06/15/2019	250,000	251,655
5.250%, 12/15/2019	345,000	353,290
0.000%, 12/15/2024 (Insured by BHAC)	555,000	484,565
5.000%, 06/15/2029 (Callable 06/15/2026)	775,000	885,252
4.000%, 12/15/2037 (Callable 12/15/2028)(Insured by BAM)	500,000	530,555
New Jersey Turnpike Authority:
5.000%, 01/01/2026 (Callable 01/01/2023)	500,000	557,540
5.000%, 01/01/2029 (Callable 01/01/2028)	50,000	61,428
2.501%, 01/01/2030 (1 Month LIBOR USD + 0.750%)(Callable 07/01/2022)(Mandatory Tender Date 01/01/2023) (2)	650,000	655,662
Passaic Valley Sewerage Commission,
5.750%, 12/01/2022	500,000	565,395
		11,241,082	2.8%
New Mexico
New Mexico Hospital Equipment Loan Council,
4.750%, 07/01/2022	520,000	539,027
New Mexico Municipal Energy Acquisition Authority,
2.426%, 11/01/2039 (1 Month LIBOR USD + 0.750%)(Callable 04/22/2019)(Mandatory Tender Date 08/01/2019) (2)	315,000	315,066
		854,093	0.2%
New York
City of New York NY,
5.250%, 07/01/2029 (Callable 07/01/2023)	250,000	278,830
1.980%, 03/01/2034 (Optional Put Date 04/01/2019) (1)	1,250,000	1,250,000
County of Suffolk NY:
5.000%, 09/26/2019	1,000,000	1,016,640
3.500%, 10/15/2025 (Callable 10/15/2019)	50,000	50,409
Metropolitan Transportation Authority,
5.000%, 11/15/2038 (Callable 11/15/2023)	500,000	547,890
MTA Hudson Rail Yards Trust Obligations,
5.000%, 11/15/2046 (Callable 11/15/2019)	1,250,000	1,271,675
New York City Transitional Finance Authority:
1.980%, 11/01/2022 (Optional Put Date 04/01/2019) (1)	915,000	915,000
2.040%, 11/01/2022 (Optional Put Date 04/01/2019) (1)	800,000	800,000
5.000%, 08/01/2031 (Callable 08/01/2028)	50,000	61,623
5.000%, 08/01/2034 (Callable 08/01/2026)	650,000	764,809
5.000%, 08/01/2038 (Callable 08/01/2028)	1,295,000	1,543,342
5.000%, 08/01/2039 (Callable 08/01/2024)	105,000	118,287
New York City Water & Sewer System:
5.000%, 06/15/2036 (Callable 06/15/2024)	1,000,000	1,138,040
5.000%, 06/15/2036 (Callable 06/15/2024)	1,000,000	1,138,570
Port Authority of New York & New Jersey,
5.000%, 09/01/2031 (Callable 09/01/2024)	270,000	311,043
State of New York Mortgage Agency,
3.500%, 10/01/2043 (Callable 04/01/2023)	280,000	288,708
		11,494,866	2.8%
North Carolina
North Carolina Capital Facilities Finance Agency,
5.000%, 06/01/2022 (Insured by AGC)	150,000	164,175
North Carolina Housing Finance Agency,
4.000%, 07/01/2047 (Callable 01/01/2027)	580,000	612,875
North Carolina Medical Care Commission,
5.000%, 06/01/2025 (Callable 06/01/2022)	385,000	422,753
North Carolina Turnpike Authority,
4.000%, 01/01/2041 (Callable 01/01/2029)(Insured by AGM)	2,000,000	2,104,520
Wilmington Housing Authority,
1.500%, 10/01/2020 (Mandatory Tender Date 10/01/2019) (1)	1,000,000	998,640
		4,302,963	1.1%
North Dakota
City of Mandan ND,
2.750%, 09/01/2041 (Callable 04/29/2019)	1,050,000	1,039,227
City of Williston ND:
4.250%, 07/15/2025 (Callable 07/15/2022)	1,750,000	1,831,112
5.000%, 05/01/2028 (Callable 05/01/2023)	480,000	523,589
County of Burleigh ND:
4.000%, 11/01/2021	525,000	545,297
4.000%, 11/01/2029 (Callable 11/01/2022)(Insured by AGM)	850,000	902,079
County of Ward ND,
4.000%, 04/01/2026 (Callable 04/01/2023)(Insured by AGM)	1,030,000	1,096,651
Jamestown Park District,
2.900%, 07/01/2035 (Callable 04/15/2019)	1,435,000	1,436,120
North Dakota Housing Finance Agency,
3.500%, 07/01/2046 (Callable 01/01/2026)	385,000	399,957
		7,774,032	1.9%
Ohio
City of Avon OH,
3.000%, 09/05/2019	800,000	804,744
City of Bowling Green OH,
4.500%, 06/01/2019 (ETM)	80,000	80,382
Clermont County Port Authority,
5.000%, 12/01/2023 (Insured by BAM)	310,000	352,231
Columbus-Franklin County Finance Authority:
3.820%, 11/15/2036 (Callable 11/15/2021)	500,000	505,695
4.000%, 11/15/2038 (Callable 05/15/2022)	345,000	349,271
County of Franklin OH,
1.970%, 05/15/2050 (SIFMA Municipal Swap Index + 0.430%)(Callable 05/15/2021)(Mandatory Tender Date 11/15/2021) (2)	1,000,000	1,000,220
County of Hamilton OH,
0.000%, 12/01/2027 (Insured by AMBAC)	75,000	61,155
County of Licking OH:
4.000%, 12/01/2026 (Callable 12/01/2021)	105,000	111,261
4.000%, 12/01/2028 (Callable 12/01/2021)	250,000	263,865
County of Lorain OH:
2.500%, 04/11/2019	150,000	150,031
4.000%, 12/01/2028 (Callable 12/01/2023)	180,000	193,657
5.000%, 12/01/2031 (Callable 12/01/2023)	480,000	542,640
County of Lucas OH,
5.000%, 11/15/2029 (Callable 11/15/2021)	600,000	631,464
County of Trumbull OH,
3.125%, 08/29/2019	400,000	402,120
Lancaster Port Authority,
2.296%, 08/01/2019 (1 Month LIBOR USD + 0.620%)(Callable 04/22/2019) (2)	200,000	200,026
Little Miami Local School District,
5.000%, 11/01/2036 (Callable 11/01/2025)(Insured by SD CRED PROG)	1,845,000	2,125,827
New Riegel Local School District,
4.000%, 12/01/2033 (Callable 12/01/2020)(Insured by BAM)	215,000	221,530
Ohio Higher Educational Facility Commission,
5.000%, 03/01/2025	690,000	768,605
Ohio Housing Finance Agency:
3.200%, 09/01/2036 (Callable 09/01/2025)(Insured by GNMA)	915,000	918,697
4.000%, 03/01/2047 (Callable 09/01/2025)(Insured by GNMA)	335,000	352,115
Ohio Turnpike & Infrastructure Commission:
0.000%, 02/15/2034 (Callable 02/15/2031)	1,220,000	1,282,415
0.000%, 02/15/2036 (Callable 02/15/2031)	335,000	351,308
State of Ohio,
5.000%, 11/15/2028 (Callable 05/15/2023)	225,000	252,896
Village of Bratenahl OH,
3.000%, 08/14/2019	775,000	777,875
		12,700,030	3.1%
Oklahoma
Catoosa Industrial Authority,
4.000%, 10/01/2028 (Callable 10/01/2026)	350,000	354,756
Oklahoma Housing Finance Agency,
3.300%, 03/01/2031 (Callable 03/01/2022)(Insured by GNMA)	395,000	395,964
Oklahoma Water Resources Board,
5.000%, 10/01/2028 (Callable 10/01/2024)	180,000	210,508
		961,228	0.2%
Oregon
Clackamas Community College District,
0.000%, 06/15/2040 (Callable 06/15/2027)	425,000	463,059
Clatsop County School District No. 30:
0.000%, 06/15/2038 (Callable 06/15/2029)(Insured by SCH BD GTY)	425,000	206,554
0.000%, 06/15/2039 (Callable 06/15/2029)(Insured by SCH BD GTY)	560,000	258,659
Port of Portland OR,
3.000%, 07/01/2019	100,000	100,344
Salem Hospital Facility Authority:
5.000%, 05/15/2033 (Callable 05/15/2026)	105,000	120,106
5.000%, 05/15/2035 (Callable 05/15/2026)	500,000	571,390
State of Oregon Department of Transportation,
5.000%, 11/15/2038 (Callable 11/15/2023)	300,000	337,551
State of Oregon Housing & Community Services Department,
2.200%, 12/01/2021 (Mandatory Tender Date 12/01/2020) (1)	2,000,000	2,008,860
Umatilla County School District No. 6R:
0.000%, 06/15/2028 (Callable 06/15/2027)(Insured by SCH BD GTY)	100,000	99,486
0.000%, 06/15/2030 (Callable 06/15/2027)(Insured by SCH BD GTY)	100,000	98,080
0.000%, 06/15/2033 (Callable 06/15/2027)(Insured by SCH BD GTY)	200,000	193,428
0.000%, 06/15/2035 (Callable 06/15/2027)(Insured by SCH BD GTY)	415,000	395,449
		4,852,966	1.2%
Pennsylvania
Bloomsburg PA Area School District,
4.000%, 09/01/2030 (Callable 03/01/2024)(Insured by BAM)	250,000	268,345
Central Bradford Progress Authority,
5.500%, 12/01/2031 (Callable 12/01/2021)	800,000	866,056
Commonwealth Financing Authority:
5.000%, 06/01/2022	750,000	820,875
4.000%, 06/01/2039 (Callable 06/01/2028)(Insured by AGM)	1,525,000	1,600,594
Deer Lakes School District,
5.000%, 10/01/2020 (Insured by AGM)	100,000	104,919
Delaware County Authority,
3.000%, 06/01/2019	200,000	200,162
Greater Latrobe School Authority,
2.250%, 04/15/2019 (Insured by AGM)	670,000	670,328
Northampton County General Purpose Authority,
2.940%, 08/15/2043 (SIFMA Municipal Swap Index + 1.400%)(Callable 02/15/2020)(Mandatory Tender Date 08/15/2020) (2)	225,000	226,516
Pennsylvania Higher Educational Facilities Authority:
5.250%, 07/01/2019	275,000	276,760
2.230%, 05/01/2030 (Mandatory Tender Date 05/01/2019) (1)	1,000,000	1,000,130
Pennsylvania Housing Finance Agency,
3.500%, 10/01/2046 (Callable 10/01/2025)	400,000	413,176
Pennsylvania Turnpike Commission:
5.000%, 06/01/2019	25,000	25,135
5.000%, 06/01/2020	50,000	51,916
5.000%, 06/01/2030 (Callable 12/01/2025)	280,000	321,507
6.000%, 12/01/2030 (Callable 12/01/2027)(Insured by BAM)	205,000	261,685
6.000%, 12/01/2030 (Callable 12/01/2027)(Insured by AGM)	50,000	64,095
0.000%, 12/01/2038 (Callable 12/01/2028)	605,000	692,320
6.375%, 12/01/2038 (Callable 12/01/2027)	745,000	942,872
Reading School District,
5.000%, 02/01/2023 (Insured by AGM)	230,000	255,220
School District of Philadelphia,
5.000%, 09/01/2023 (Insured by ST AID)	55,000	61,736
Sports & Exhibition Authority of Pittsburgh and Allegheny County:
5.000%, 12/15/2028 (Callable 12/15/2027)(Insured by BAM)	500,000	602,885
5.000%, 02/01/2031 (Callable 08/01/2020)(Insured by AGM)	500,000	518,685
Upper Moreland Township School District,
5.000%, 10/01/2030 (Callable 04/01/2025)(Insured by ST AID)	250,000	289,818
Washington County Industrial Development Authority,
5.000%, 11/01/2019	285,000	289,905
West Mifflin Sanitary Sewer Municipal Authority,
4.000%, 08/01/2020 (Insured by BAM)	125,000	128,949
Westmoreland County Municipal Authority,
5.000%, 08/15/2028 (Callable 08/15/2027)(Insured by BAM)	1,540,000	1,854,822
York Suburban School District,
4.000%, 05/01/2030 (Callable 05/01/2024)(Insured by BAM)	1,780,000	1,905,953
		14,715,364	3.7%
Puerto Rico
Puerto Rico Sales Tax Financing Corp.:
0.000%, 07/01/2024	548,000	460,117
0.000%, 07/01/2027	1,112,000	829,152
0.000%, 07/01/2029 (Callable 07/01/2028)	1,429,000	947,527
		2,236,796	0.6%
Rhode Island
Providence Public Buildings Authority,
5.125%, 06/15/2021 (Insured by AGM)	60,000	61,847
Rhode Island Commerce Corp.,
5.000%, 07/01/2033 (Callable 07/01/2028)(Insured by BAM)	950,000	1,107,339
Rhode Island Housing & Mortgage Finance Corp.,
3.500%, 10/01/2046 (Callable 04/01/2025)	110,000	112,775
		1,281,961	0.3%
South Carolina
City of Walhalla SC,
5.000%, 06/01/2025 (Insured by BAM)	185,000	217,172
County of Florence SC,
5.000%, 11/01/2033 (Callable 11/01/2024)	250,000	283,097
Scago Educational Facilities Corp. for Union School District,
5.000%, 12/01/2023 (Insured by BAM)	500,000	565,015
South Carolina Educational Facilities Authority,
1.980%, 10/01/2039 (Optional Put Date 04/01/2019) (1)	400,000	400,000
South Carolina Jobs-Economic Development Authority,
5.000%, 05/01/2029 (Callable 05/01/2028)	955,000	1,143,374
Sumter Two School Facilities, Inc.,
5.000%, 12/01/2023 (Insured by BAM)	200,000	224,680
		2,833,338	0.7%
South Dakota
South Dakota Housing Development Authority:
3.375%, 05/01/2033 (Callable 05/01/2022)	350,000	353,080
4.000%, 05/01/2049 (Callable 05/01/2028)	2,515,000	2,705,964
		3,059,044	0.8%
Tennessee
City of Memphis TN:
5.000%, 12/01/2032 (Callable 12/01/2024)	530,000	610,995
4.000%, 12/01/2033 (Callable 12/01/2027)	480,000	523,987
County of Warren TN,
4.000%, 06/01/2029 (Callable 06/01/2026)(Insured by AGM)	150,000	167,061
Knox County Health Educational & Housing Facility Board:
5.000%, 04/01/2022	200,000	215,110
5.000%, 01/01/2026 (Callable 01/01/2023)	145,000	161,465
Nashville & Davidson County Metropolitan Government,
1.550%, 11/15/2030 (Mandatory Tender Date 11/03/2020) (1)	255,000	254,046
Tennessee Energy Acquisition Corp.,
5.625%, 09/01/2026	75,000	88,359
Tennessee Housing Development Agency:
3.600%, 01/01/2031 (Callable 01/01/2023)	2,040,000	2,077,516
3.550%, 07/01/2039 (Callable 07/01/2024)	80,000	81,265
4.000%, 01/01/2042 (Callable 07/01/2026)	270,000	285,571
3.800%, 07/01/2043 (Callable 01/01/2022)	240,000	246,609
4.000%, 07/01/2043 (Callable 01/01/2023)	70,000	71,331
4.000%, 07/01/2045 (Callable 01/01/2025)	170,000	177,692
4.500%, 07/01/2049 (Callable 01/01/2028)	985,000	1,076,723
4.250%, 01/01/2050 (Callable 07/01/2028)	1,000,000	1,089,240
		7,126,970	1.8%
Texas
Allen Independent School District,
5.000%, 02/15/2023 (PSF Guaranteed)	350,000	393,750
Arlington Higher Education Finance Corp.:
4.000%, 08/15/2028 (Callable 08/15/2026)(PSF Guaranteed)	250,000	279,545
5.000%, 02/15/2038 (Callable 02/15/2025)(PSF Guaranteed)	295,000	329,778
Bexar County Health Facilities Development Corp.:
5.000%, 07/15/2021	145,000	151,985
5.000%, 07/15/2021	250,000	262,667
5.000%, 07/15/2022	235,000	251,422
Brazoria-Fort Bend County Municipal Utility,
2.000%, 09/01/2019 (Insured by MAC)	180,000	180,167
Bullard Independent School District,
4.000%, 02/15/2029 (Callable 02/15/2024)(PSF Guaranteed)	350,000	382,084
Burleson Independent School District,
2.500%, 02/01/2047 (Mandatory Tender Date 08/01/2022)(PSF Guaranteed) (1)	675,000	687,116
Central Texas Turnpike System,
5.000%, 08/15/2042 (Mandatory Tender Date 04/01/2020) (1)	200,000	206,116
Chambers County Improvement District No. 1,
3.000%, 09/01/2019	900,000	903,492
City of Amarillo TX,
5.000%, 04/01/2027	175,000	213,446
City of Brownsville TX,
4.000%, 09/01/2029 (Callable 09/01/2026)(Insured by AGM)	170,000	187,709
City of Bryan TX,
5.000%, 07/01/2030 (Callable 07/01/2027)(Insured by AGM)	530,000	636,816
City of Houston TX:
5.500%, 12/01/2029 (ETM)(Insured by NATL)	500,000	636,725
3.325%, 09/01/2033 (Insured by AMBAC) (1)(5)	750,000	750,000
City of Round Rock TX,
4.000%, 12/01/2024	205,000	226,019
City of San Antonio TX,
2.750%, 02/01/2048 (Mandatory Tender Date 12/01/2022) (1)	1,500,000	1,539,675
City of Tyler Texas,
5.000%, 09/01/2029 (Callable 09/01/2025)	150,000	177,362
Comal Independent School District,
4.000%, 02/01/2032 (Callable 02/01/2024)(PSF Guaranteed)	610,000	652,133
Corpus Christi Independent School District,
2.000%, 08/15/2047 (Mandatory Tender Date 08/15/2019)(PSF Guaranteed) (1)	1,035,000	1,036,542
County of Harris TX,
5.000%, 08/15/2029 (Callable 08/15/2022)	150,000	165,355
County of Williamson TX,
5.000%, 02/15/2028 (Callable 02/15/2025)	90,000	106,117
Crane County Water District,
5.000%, 02/15/2023	250,000	279,355
Danbury Higher Education Authority, Inc.:
4.000%, 02/15/2027 (PSF Guaranteed)	200,000	223,668
4.000%, 02/15/2028 (Callable 02/15/2027)(PSF Guaranteed)	200,000	223,408
4.000%, 02/15/2030 (Callable 02/15/2027)(PSF Guaranteed)	200,000	220,276
4.000%, 02/15/2031 (Callable 02/15/2027)(PSF Guaranteed)	200,000	218,342
5.000%, 02/15/2047 (Callable 02/15/2022)(PSF Guaranteed)	500,000	536,170
Dickinson Independent School District,
1.350%, 08/01/2037 (Mandatory Tender Date 08/01/2019)(PSF Guaranteed) (1)	750,000	749,400
Ferris Independent School District,
5.000%, 08/15/2029 (Callable 08/15/2026)(PSF Guaranteed)	560,000	669,480
Fort Bend County Municipal Utility District No. 155,
4.000%, 09/01/2033 (Callable 09/01/2023)(Insured by AGM)	230,000	237,620
Fort Bend Independent School District:
5.000%, 08/15/2030 (Callable 08/15/2026)(PSF Guaranteed)	100,000	119,525
1.350%, 08/01/2042 (Mandatory Tender Date 08/01/2020)(PSF Guaranteed) (1)	975,000	971,032
Grand Parkway Transportation Corp.:
0.000%, 10/01/2034 (Callable 10/01/2028)	40,000	40,528
0.000%, 10/01/2047 (Callable 10/01/2028)	760,000	753,753
0.000%, 10/01/2048 (Callable 10/01/2028)	320,000	317,248
Harris County Cultural Education Facilities Finance Corp.:
5.000%, 12/01/2026 (Callable 12/01/2024)	100,000	115,571
5.000%, 12/01/2035 (Callable 12/01/2022)	495,000	539,189
Harris County Municipal Utility District No. 390,
2.000%, 04/01/2019 (Insured by BAM)	375,000	375,000
Harris County Municipal Utility District No. 500,
3.000%, 12/01/2022 (Insured by AGM)	175,000	180,166
Harris County Municipal Utility District No. 71,
4.000%, 09/01/2028 (Callable 09/01/2023)(Insured by BAM)	250,000	264,672
Harris County Municipal Utility District No. 81,
4.000%, 09/01/2030 (Callable 09/01/2019)(Insured by AGM)	200,000	201,498
Harris County-Houston Sports Authority,
5.000%, 11/15/2026 (Callable 11/15/2024)(Insured by AGM)	135,000	155,280
Joaquin Independent School District,
4.000%, 02/15/2028 (Callable 02/15/2020)(PSF Guaranteed)	150,000	153,039
Lake Travis Independent School District:
2.625%, 02/15/2048 (Pre-refunded to 02/15/2022)(PSF Guaranteed) (1)	25,000	25,680
2.625%, 02/15/2048 (Mandatory Tender Date 02/15/2022)(PSF Guaranteed) (1)	200,000	203,742
Laredo Community College District:
5.000%, 08/01/2028 (Callable 08/01/2027)(Insured by BAM)	250,000	302,227
5.000%, 08/01/2030 (Callable 08/01/2027)(Insured by BAM)	500,000	595,125
Leander Independent School District,
0.000%, 08/15/2047 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	1,010,000	260,115
Mansfield Independent School District:
2.500%, 08/01/2042 (Mandatory Tender Date 08/01/2021)(PSF Guaranteed) (1)	750,000	760,567
5.000%, 02/15/2047 (Callable 02/15/2020)(PSF Guaranteed)	1,400,000	1,436,106
Matagorda County Navigation District No. 1,
4.400%, 05/01/2030 (Insured by AMBAC)	355,000	387,884
Mesquite Independent School District,
5.000%, 08/15/2029 (Callable 08/15/2025)(PSF Guaranteed)	500,000	588,050
Mission Economic Development Corp.,
1.750%, 01/01/2020 (Mandatory Tender Date 04/01/2019) (1)	1,000,000	1,000,000
Montgomery County Municipal Utility District No. 119:
4.000%, 04/01/2023 (Insured by BAM)	200,000	214,146
4.000%, 04/01/2024 (Insured by BAM)	200,000	216,116
New Caney Independent School District,
4.000%, 02/15/2029 (Callable 02/15/2025)(PSF Guaranteed)	1,450,000	1,594,304
New Hope Cultural Education Facilities Finance Corp.:
3.000%, 07/01/2019	125,000	125,198
4.000%, 04/01/2020	175,000	176,174
4.000%, 07/01/2022	120,000	126,426
3.625%, 08/15/2022 (Callable 08/15/2021)	230,000	229,234
North East Independent School District,
2.000%, 08/01/2044 (Mandatory Tender Date 08/01/2019)(PSF Guaranteed) (1)	190,000	190,215
North Hays County Municipal Utility District No. 1,
4.000%, 08/15/2019 (Insured by BAM)	225,000	226,834
North Texas Tollway Authority:
5.000%, 01/01/2024	100,000	114,818
5.000%, 01/01/2033 (Callable 01/01/2026)	675,000	780,192
0.000%, 09/01/2037 (Pre-refunded to 09/01/2031)	2,000,000	926,940
5.500%, 09/01/2041 (Pre-refunded to 09/01/2021)	255,000	278,516
0.000%, 09/01/2043 (Pre-refunded to 09/01/2031)	360,000	421,330
Red River Education Finance Corp.,
5.000%, 06/01/2021	485,000	512,951
Rio Vista Independent School District,
4.000%, 08/15/2028 (Callable 08/15/2025)(Insured by BAM)	125,000	136,125
Rosebud-Lott Independent School District:
5.500%, 02/15/2030 (Callable 02/15/2025)(PSF Guaranteed)	100,000	119,268
5.500%, 02/15/2031 (Callable 02/15/2025)(PSF Guaranteed)	100,000	119,085
Round Rock Independent School District,
1.500%, 08/01/2040 (Callable 08/01/2019)(Mandatory Tender Date 08/01/2021)(PSF Guaranteed) (1)	425,000	421,536
Royse City Independent School District,
5.000%, 02/15/2038 (Callable 08/15/2020)(PSF Guaranteed)	200,000	208,270
SA Energy Acquisition Public Facility Corp.,
5.500%, 08/01/2022	160,000	175,778
San Juan Higher Education Finance Authority,
5.125%, 08/15/2020	375,000	383,126
Texas Department of Housing & Community Affairs,
4.750%, 01/01/2049 (Callable 07/01/2028)	4,320,000	4,794,163
Texas Municipal Gas Acquisition & Supply Corp. I:
5.250%, 12/15/2019	40,000	40,967
6.250%, 12/15/2026	325,000	377,455
Texas Municipal Gas Acquisition & Supply Corp. III:
5.000%, 12/15/2026 (Callable 12/15/2022)	190,000	208,365
5.000%, 12/15/2028 (Callable 12/15/2022)	575,000	628,096
5.000%, 12/15/2029 (Callable 12/15/2022)	1,000,000	1,088,880
Texas Municipal Power Agency,
5.000%, 09/01/2047 (Callable 09/01/2020)	500,000	518,920
Tomball Independent School District,
1.100%, 02/15/2043 (Mandatory Tender Date 08/15/2019)(PSF Guaranteed) (1)	150,000	149,623
Town of Providence Village TX,
4.000%, 03/01/2025 (Insured by BAM)	105,000	116,374
Travis County Municipal Utility District No. 4,
4.000%, 09/01/2035 (Callable 09/01/2022)(Insured by AGM)	615,000	643,161
Upper Trinity Regional Water District,
5.000%, 08/01/2032 (Callable 08/01/2028)(Insured by BAM)	240,000	286,826
Viridian Municipal Management District:
4.000%, 12/01/2027 (Callable 12/01/2023)(Insured by AGM)	315,000	337,545
4.000%, 12/01/2028 (Callable 12/01/2023)(Insured by AGM)	470,000	502,002
6.000%, 12/01/2035 (Callable 12/01/2024)(Insured by BAM)	90,000	109,121
Washington County Junior College District,
5.000%, 10/01/2028 (Callable 04/01/2026)(Insured by BAM)	500,000	590,645
Wimberley Independent School District,
4.000%, 08/15/2031 (Callable 08/15/2027)(PSF Guaranteed)	330,000	365,878
		41,914,340	10.4%
Utah
Jordan Valley Water Conservancy District:
5.000%, 10/01/2032 (Callable 10/01/2026)	250,000	296,322
5.000%, 10/01/2033 (Callable 10/01/2026)	350,000	413,602
Salt Lake City Corp.,
5.000%, 07/01/2030 (Callable 07/01/2027)	155,000	186,755
Timpanogos Special Service District,
4.000%, 06/01/2029 (Callable 06/01/2024)	40,000	43,535
Utah Charter School Finance Authority:
4.000%, 04/15/2019 (Insured by UT CSCE)	205,000	205,162
5.000%, 04/15/2027 (Callable 04/15/2026)(Insured by UT CSCE)	365,000	426,754
5.000%, 04/15/2028 (Callable 04/15/2026)(Insured by UT CSCE)	720,000	839,419
5.000%, 04/15/2037 (Callable 04/15/2026)(Insured by UT CSCE)	520,000	585,427
Utah Housing Corp.:
2.000%, 07/01/2021 (Mandatory Tender Date 01/01/2021)(Insured by GNMA) (1)	400,000	400,908
4.000%, 01/01/2045 (Callable 01/01/2026)(Insured by FHA)	340,000	357,150
Utah Infrastructure Agency:
5.000%, 10/15/2026	140,000	167,279
5.000%, 10/15/2027	125,000	151,319
Utah Transit Authority,
5.000%, 12/15/2029 (Callable 06/15/2028)	75,000	91,275
		4,164,907	1.0%
Vermont
City of Burlington VT,
5.000%, 07/01/2028 (Callable 07/01/2027)	275,000	326,169
Vermont Economic Development Authority,
2.000%, 07/01/2020 (Callable 07/01/2019)	650,000	643,669
Vermont Housing Finance Agency,
3.650%, 11/01/2032 (Callable 11/01/2024)	120,000	123,546
Vermont Public Power Supply Authority,
4.000%, 07/01/2020	335,000	342,829
		1,436,213	0.4%
Virgin Islands
Virgin Islands Public Finance Authority,
5.000%, 09/01/2020	400,000	412,700	0.1%

Virginia
City of Petersburg VA,
4.000%, 11/01/2025 (Callable 11/01/2022)(Insured by ST AID)	390,000	415,323
Louisa Industrial Development Authority,
1.750%, 11/01/2035 (Mandatory Tender Date 05/16/2019) (1)	100,000	99,981
		515,304	0.1%
Washington
Clark & Skamania Counties School District No. 112-6,
5.000%, 12/01/2031 (Callable 06/01/2025)(Insured by SCH BD GTY)	160,000	185,739
Energy Northwest,
5.000%, 07/01/2030 (Callable 07/01/2028)	600,000	744,252
Grays Harbor County Public Hospital District No. 1,
3.000%, 08/01/2019 (Callable 04/22/2019)	1,000,000	1,000,010
King County Public Hospital District No. 1,
5.000%, 12/01/2029 (Callable 12/01/2028)	680,000	826,533
Lewis County School District No. 302,
5.000%, 12/01/2031 (Callable 06/01/2025)(Insured by SCH BD GTY)	235,000	273,836
Pacific County School District No. 118,
4.000%, 12/01/2025 (Insured by SCH BD GTY)	215,000	240,972
State of Washington:
5.000%, 02/01/2029 (Callable 02/01/2022)	160,000	173,602
5.000%, 02/01/2038 (Callable 02/01/2024)	645,000	721,819
5.000%, 07/01/2042 (Callable 07/01/2028)	1,330,000	1,554,677
Washington Biomedical Research Properties 3.2,
5.000%, 01/01/2037 (Callable 07/01/2025)	100,000	114,575
Washington Health Care Facilities Authority,
6.375%, 10/01/2036 (Callable 04/29/2019)	45,000	45,158
Washington State Housing Finance Commission:
3.700%, 12/01/2033 (Callable 06/01/2024)	85,000	85,125
3.700%, 12/01/2034 (Callable 06/01/2025)	165,000	170,740
4.000%, 06/01/2049 (Callable 06/01/2028)	500,000	538,845
		6,675,883	1.7%
West Virginia
Morgantown Building Commission,
2.400%, 10/01/2019 (Callable 04/29/2019)	255,000	255,026	0.1%

Wisconsin
Public Finance Authority:
4.000%, 12/01/2020	650,000	657,813
4.000%, 01/01/2021	435,000	442,943
3.000%, 11/15/2022 (Callable 04/29/2019)	480,000	480,091
5.000%, 06/15/2025	220,000	248,175
5.500%, 12/01/2048 (Callable 12/01/2028) (6)	250,000	258,498
Southeast Wisconsin Professional Baseball Park District,
0.000%, 12/15/2023 (ETM)(Insured by NATL)	25,000	22,937
University of Wisconsin Hospitals & Clinics,
5.000%, 04/01/2038 (Callable 04/01/2023)	830,000	903,712
Village of Mount Pleasant WI:
5.000%, 04/01/2036 (Callable 04/01/2028)	1,000,000	1,162,050
4.000%, 04/01/2037 (Callable 04/01/2028)	1,000,000	1,052,440
Village of Sussex WI,
3.000%, 06/01/2023 (Callable 06/01/2022)	590,000	608,343
West Allis West Milwaukee School District,
3.000%, 04/01/2019	130,000	130,000
Wisconsin Center District:
5.250%, 12/15/2023 (Insured by AGM)	245,000	270,838
0.000%, 12/15/2027 (Insured by NATL)	220,000	177,197
5.000%, 12/15/2027 (Callable 06/15/2026)	500,000	593,440
5.250%, 12/15/2027 (Insured by AGM)	255,000	301,476
5.000%, 12/15/2028 (Callable 06/15/2026)	185,000	218,931
5.000%, 12/15/2030 (Callable 12/15/2022)	395,000	433,915
Wisconsin Department of Transportation,
5.000%, 07/01/2036 (Callable 07/01/2024)	1,365,000	1,547,541
Wisconsin Health & Educational Facilities Authority:
4.000%, 09/15/2019	165,000	166,216
3.000%, 12/01/2019	750,000	755,805
2.650%, 11/01/2020 (Callable 11/01/2019)	1,625,000	1,627,243
5.000%, 07/01/2023	165,000	182,259
5.000%, 07/01/2024	250,000	281,485
4.000%, 09/15/2025 (Callable 09/15/2023)	200,000	208,022
5.000%, 07/01/2026 (Callable 07/01/2024)	50,000	56,102
5.000%, 02/15/2027 (Pre-refunded to 08/15/2025)	100,000	118,710
4.000%, 07/15/2028 (Pre-refunded to 07/15/2021)	185,000	195,181
5.000%, 08/15/2028 (Callable 08/15/2023)	1,000,000	1,123,150
5.000%, 12/01/2028 (Callable 11/01/2026)	45,000	53,491
5.000%, 08/15/2029 (Callable 08/15/2027)	170,000	205,620
5.000%, 12/15/2030 (Callable 12/15/2024)	480,000	544,378
5.000%, 02/15/2032 (Callable 02/15/2022)	50,000	52,939
5.000%, 04/01/2032 (Callable 10/01/2022)	290,000	315,517
1.375%, 11/15/2038 (Mandatory Tender Date 12/03/2019) (1)	185,000	184,637
5.250%, 10/15/2039 (Callable 10/15/2021)	460,000	490,622
Wisconsin Housing & Economic Development Authority:
4.000%, 03/01/2048 (Callable 03/01/2027)(Insured by FNMA)	455,000	480,803
4.250%, 03/01/2049 (Callable 09/01/2028)	2,000,000	2,171,340
		18,723,860	4.6%
Wyoming
Wyoming Community Development Authority,
4.000%, 12/01/2048 (Callable 06/01/2028)	2,000,000	2,147,340	0.5%
Total Municipal Bonds (Cost $392,705,803)		401,223,509	99.5%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 2.36% (4)	128,516	128,516
Total Short-Term Investment (Cost $128,516)		128,516	0.0%
Total Investments (Cost $392,834,319)		401,352,025	99.5%
Other Assets in Excess of Liabilities		2,098,836	0.50%
TOTAL NET ASSETS		$403,450,861	100.0%
Notes to Schedule of Investments

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FHA	Federal Housing Administration
FNMA	Fannie Mae
GNMA	Ginnie Mae
MAC	Municipal Assurance Corp.
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Building Loan Fund
SCH BD GTY	School Board Guaranty
SD CRED PROG	State Credit Enhancement Program
ST AID	State Aid Intercept/Withholding
UT CSCE	Utah Charter School Finance Authority

(1)	Variable rate security. The rate reported is the rate in effect as of March 31, 2019.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2019.
(3)
Security issued under Rule 144A under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2019, the value of these securities total $420,751, which represents 0.10% of total net assets.

(4)	7-Day Yield.
(5)
Auction Rate Security. An Auction Rate Security is a debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(7)	Security in default.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, March 31, 2019 (Unaudited)
Summary of Fair Value Exposure at March 31, 2019 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds,  credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$401,223,509	$–	$401,223,509
Total Long-Term Investments	–	401,223,509	–	401,223,509
Short-Term Investment
Money Market Mutual Fund	128,516	–	–	128,516
Total Short-Term Investment	128,516	–	–	128,516
Total Investments	$128,516	$401,223,509	$–	$401,352,025

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.

Baird MidCap Fund
Schedule of Investments, March 31, 2019 (Unaudited)
Common Stocks			% of
	Shares	Value	Net Assets
Aerospace & Defense
BWX Technologies, Inc.	480,065	$23,801,623	1.3%
Mercury Systems, Inc. (1)	336,006	21,531,264	1.2%
		45,332,887	2.5%
Auto Components
Visteon Corp. (1)	129,775	8,740,346	0.5%
Banks
East West Bancorp, Inc.	497,025	23,842,289	1.3%
Biotechnology
Alexion Pharmaceuticals, Inc. (1)	195,678	26,451,752	1.4%
Building Products
AO Smith Corp.	601,563	32,075,339	1.7%
Capital Markets
Affiliated Managers Group, Inc.	131,074	14,039,336	0.8%
MarketAxess Holdings, Inc.	101,370	24,945,130	1.4%
		38,984,466	2.2%
Commercial Services & Supplies
Cintas Corporation	172,709	34,906,216	1.9%
Communications Equipment
Arista Networks, Inc. (1)	73,450	23,097,087	1.3%
Containers & Packaging
AptarGroup, Inc.	15,885	1,690,005	0.1%
Distributors
Pool Corp.	249,973	41,238,046	2.3%
Electrical Equipment
Rockwell Automation, Inc.	165,811	29,093,198	1.6%
Electronic Equipment, Instruments & Components
CDW Corp.	410,183	39,529,336	2.2%
Keysight Technologies, Inc. (1)	259,305	22,611,396	1.2%
Littelfuse, Inc.	115,897	21,148,884	1.2%
Trimble Navigation Ltd. (1)	748,787	30,250,995	1.7%
		113,540,611	6.3%
Food Products
Lamb Weston Holdings, Inc.	531,165	39,805,505	2.2%
Health Care Equipment & Supplies
ABIOMED, Inc. (1)	47,317	13,513,262	0.7%
Align Technology, Inc. (1)	77,100	21,921,843	1.2%
Cooper Cos., Inc.	94,714	28,051,445	1.5%
Edwards Lifesciences Corp. (1)	180,188	34,475,370	1.9%
IDEXX Laboratories, Inc. (1)	125,069	27,965,429	1.5%
Insulet Corp. (1)	197,625	18,792,161	1.0%
		144,719,510	7.8%
Health Care Technology
Veeva Systems, Inc. (1)	337,301	42,790,005	2.3%
Hotels, Restaurants & Leisure
Vail Resorts, Inc.	145,521	31,621,713	1.7%
Household Durables
DR Horton, Inc.	703,164	29,096,926	1.6%
Insurance
Arthur J Gallagher & Co.	503,195	39,299,530	2.1%
Internet & Direct Marketing Retail
Etsy, Inc. (1)	508,505	34,181,706	1.9%
IT Services
Broadridge Financial Solutions, Inc.	331,945	34,419,377	1.9%
EPAM Systems, Inc. (1)	288,526	48,798,402	2.7%
Euronet Worldwide, Inc. (1)	371,310	52,945,093	2.9%
Fiserv, Inc. (1)	439,403	38,790,497	2.1%
Gartner, Inc. (1)	190,401	28,880,024	1.6%
Global Payments, Inc.	303,215	41,394,912	2.3%
		245,228,305	13.5%
Leisure Products
Hasbro, Inc.	340,470	28,946,759	1.6%
Life Sciences Tools & Services
ICON PLC (1)(2)	270,150	36,897,087	2.0%
Machinery
Graco, Inc.	634,266	31,408,853	1.7%
IDEX Corp.	219,945	33,374,454	1.8%
Xylem, Inc.	370,833	29,310,640	1.6%
		94,093,947	5.1%
Media
Cable One, Inc.	34,910	34,259,976	1.9%
Multiline Retail
Dollar General Corp.	415,541	49,574,042	2.7%
Ollie's Bargain Outlet Holdings, Inc. (1)	295,828	25,243,003	1.4%
		74,817,045	4.1%
Oil, Gas & Consumable Fuels
Diamondback Energy, Inc.	328,292	33,331,487	1.8%
Pharmaceuticals
Jazz Pharmaceuticals PLC (1)(2)	172,709	24,688,752	1.3%
Professional Services
Verisk Analytics, Inc.	357,108	47,495,364	2.6%
Semiconductors & Semiconductor Equipment
Microchip Technology, Inc.	394,845	32,756,341	1.8%
Monolithic Power Systems, Inc.	240,237	32,549,711	1.8%
		65,306,052	3.6%
Software
RealPage, Inc. (1)	311,250	18,889,763	1.0%
ServiceNow, Inc. (1)	196,812	48,512,190	2.7%
Synopsys, Inc. (1)	317,583	36,569,682	2.0%
Tyler Technologies, Inc. (1)	164,431	33,609,696	1.8%
Ultimate Software Group, Inc. (1)	75,204	24,827,097	1.4%
		162,408,428	8.9%
Specialty Retail
Burlington Stores, Inc. (1)	213,190	33,402,609	1.8%
O'Reilly Automotive, Inc. (1)	96,581	37,502,403	2.0%
		70,905,012	3.8%
Trading Companies & Distributors
Fastenal Co.	338,927	21,796,395	1.2%
Univar, Inc. (1)	893,980	19,810,597	1.1%
Watsco, Inc.	107,700	15,423,717	0.8%
		57,030,709	3.1%
Total Common Stocks		1,755,916,060	96.0%
(Cost $1,252,268,754)
Short-Term Investment
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 2.36% (3)	66,647,434	66,647,434	3.6%
Total Short-Term Investment		66,647,434	3.6%
(Cost $66,647,434)
Total Investments		1,822,563,494	99.6%
(Cost $1,318,916,188)
Other Assets in Excess of Liabilities		7,805,359	0.4%
TOTAL NET ASSETS		$1,830,368,853	100.0%

Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Foreign Security.
(3)	7-Day Yield.

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard(GICS®).
GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC(“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Baird MidCap Fund
Schedule of Investments, March 31, 2019 (Unaudited)
Summary of Fair Value Exposure at March 31, 2019 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Management has determined that these standards have no material impact on the Funds' financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$1,755,916,060	$–	$–	$1,755,916,060
Total Equity	1,755,916,060	–	–	1,755,916,060
Short-Term Investment
Money Market Mutual Fund	66,647,434	–	–	66,647,434
Total Short-Term Investment	66,647,434	–	–	66,647,434
Total Investments*	$1,822,563,494	$–	$–	$1,822,563,494

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.

Baird Small/Mid Cap Growth Fund
Schedule of Investments, March 31, 2019 (Unaudited)
Common Stocks			% of
	Shares	Value	Net Assets

Aerospace & Defense
BWX Technologies, Inc.	2,260	$112,051	1.1%
HEICO Corp.	1,484	140,787	1.4%
		252,838	2.5%
Auto Components
Visteon Corp. (1)	1,133	76,308	0.8%
Banks
Western Alliance Bancorp (1)	2,927	120,124	1.2%
Biotechnology
Exact Sciences Corp. (1)	1,372	118,843	1.2%
Flexion Therapeutics, Inc. (1)	5,365	66,955	0.7%
Heron Therapeutics, Inc. (1)	2,543	62,151	0.6%
		247,949	2.5%
Building Products
AO Smith Corp.	3,044	162,306	1.6%
Trex Co., Inc. (1)	1,619	99,601	1.0%
		261,907	2.6%
Capital Markets
MarketAxess Holdings, Inc.	822	202,277	2.0%
Commercial Services & Supplies
Rollins, Inc.	2,478	103,134	1.0%
Containers & Packaging
AptarGroup, Inc.	2,071	220,334	2.2%
Distributors
Pool Corp.	1,475	243,331	2.4%
Electronic Equipment, Instruments & Components
CDW Corp.	2,864	276,004	2.7%
Cognex Corp.	3,447	175,314	1.7%
Keysight Technologies, Inc. (1)	1,668	145,450	1.5%
Littelfuse, Inc.	653	119,159	1.2%
Trimble Navigation Ltd. (1)	2,613	105,565	1.1%
		821,492	8.2%
Energy Equipment & Services
Apergy Corp. (1)	3,291	135,128	1.3%
Equity Real Estate Investment Trusts (REITs)
National Storage Affiliates Trust	4,707	134,197	1.3%
Food Products
Calavo Growers, Inc.	1,657	138,940	1.4%
Lamb Weston Holdings, Inc.	1,759	131,819	1.3%
		270,759	2.7%
Health Care Equipment & Supplies
Cooper Cos., Inc.	813	240,785	2.4%
Inogen, Inc. (1)	879	83,830	0.8%
Insulet Corp. (1)	1,723	163,840	1.6%
Integra LifeSciences Holdings Corp. (1)	3,444	191,900	1.9%
iRhythm Technologies, Inc. (1)	1,435	107,568	1.1%
Novocure Ltd. (1)(2)	2,238	107,804	1.1%
Quidel Corp. (1)	1,565	102,461	1.0%
Tactile Systems Technology, Inc. (1)	2,368	124,841	1.2%
Tandem Diabetes Care, Inc. (1)	1,621	102,934	1.0%
		1,225,963	12.1%
Health Care Technology
Inspire Medical Systems, Inc. (1)	2,319	131,673	1.3%
Veeva Systems, Inc. (1)	1,949	247,250	2.5%
		378,923	3.8%
Hotels, Restaurants & Leisure
Vail Resorts, Inc.	438	95,177	1.0%
Insurance
Kinsale Capital Group, Inc.	2,850	195,425	1.9%
Internet & Direct Marketing Retail
Etsy, Inc. (1)	3,430	230,565	2.3%
IT Services
Broadridge Financial Solutions, Inc.	2,235	231,747	2.3%
EPAM Systems, Inc. (1)	1,467	248,114	2.5%
Euronet Worldwide, Inc. (1)	2,249	320,685	3.2%
WNS Holdings Ltd. - ADR (1)(2)	2,951	157,200	1.6%
		957,746	9.6%
Life Sciences Tools & Services
PRA Health Sciences, Inc. (1)	1,200	132,348	1.3%
Machinery
IDEX Corp.	1,710	259,476	2.6%
Toro Co.	2,544	175,129	1.7%
		434,605	4.3%
Media
Cable One, Inc.	167	163,890	1.6%
New York Times Co.	6,661	218,814	2.2%
		382,704	3.8%
Multiline Retail
Ollie's Bargain Outlet Holdings, Inc. (1)	934	79,698	0.8%
Pharmaceuticals
Jazz Pharmaceuticals PLC (1)(2)	1,262	180,403	1.8%
Professional Services
TransUnion	1,630	108,949	1.1%
Road & Rail
Schneider National, Inc.	3,308	69,633	0.7%
Semiconductors & Semiconductor Equipment
Monolithic Power Systems, Inc.	1,908	258,515	2.6%
Software
Coupa Software, Inc. (1)	916	83,338	0.8%
Descartes Systems Group, Inc. (1)(2)	3,177	115,579	1.1%
Fair Isaac Corp. (1)	732	198,833	2.0%
HubSpot, Inc. (1)	664	110,363	1.1%
New Relic, Inc. (1)	1,015	100,181	1.0%
Proofpoint, Inc. (1)	1,124	136,487	1.4%
Q2 Holdings, Inc. (1)	2,200	152,372	1.5%
RingCentral, Inc. (1)	1,154	124,401	1.2%
Tyler Technologies, Inc. (1)	727	148,599	1.5%
Ultimate Software Group, Inc. (1)	279	92,106	0.9%
Upland Software, Inc. (1)	4,042	171,219	1.7%
		1,433,478	14.2%
Specialty Retail
Burlington Stores, Inc. (1)	1,034	162,007	1.6%
Hudson Ltd. (1)(2)	4,986	68,558	0.7%
		230,565	2.3%
Textiles, Apparel & Luxury Goods
Crocs, Inc. (1)	3,751	96,588	1.0%
Trading Companies & Distributors
SiteOne Landscape Supply, Inc. (1)	1,908	109,042	1.1%
Watsco, Inc.	1,029	147,363	1.5%
		256,405	2.6%
Total Common Stocks		9,837,468	97.9%
(Cost $8,991,480)
Short-Term Investment
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 2.36% (3)	200,603	200,603	2.0%
Total Short-Term Investment		200,603	2.0%
(Cost $200,603)
Total Investments		10,038,071	99.9%
(Cost $9,192,083)
Other Assets in Excess of Liabilities		14,676	0.1%
TOTAL NET ASSETS		$10,052,747	100.0%

Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Foreign Security.
(3)	7-Day Yield.
ADR	American Depository Receipt
Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard(GICS®).
GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC(“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Baird Small/Mid Cap Growth Fund
Schedule of Investments, March 31, 2019 (Unaudited)
Summary of Fair Value Exposure at March 31, 2019 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Management has determined that these standards have no material impact on the Funds' financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds,  credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$9,837,468	$–	$–	$9,837,468
Total Equity	9,837,468	–	–	9,837,468
Short-Term Investment
Money Market Mutual Fund	200,603	–	–	200,603
Total Short-Term Investment	200,603	–	–	200,603
Total Investments*	$10,038,071	$–	$–	$10,038,071

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.

Baird Small/Mid Cap Value Fund
Schedule of Investments, March 31, 2019 (Unaudited)
Common Stocks			% of
	Shares	Value	Net Assets

Aerospace & Defense
Hexcel Corp.	7,130	$493,111	2.3%
Air Freight & Logistics
Air Transport Services Group, Inc. (1)	21,858	503,826	2.4%
Atlas Air Worldwide Holdings, Inc. (1)	7,411	374,700	1.8%
		878,526	4.2%
Commercial Services & Supplies
Deluxe Corp.	5,441	237,881	1.1%
Distributors
LKQ Corp. (1)	15,198	431,319	2.0%
Diversified Consumer Services
OneSpaWorld Holdings Ltd. (1)(2)	35,651	486,993	2.3%
Diversified Telecommunication Services
Zayo Group Holdings, Inc. (1)	20,920	594,546	2.8%
Electric Utilities
Pinnacle West Capital Corp.	5,723	547,004	2.6%
Electronic Equipment, Instruments & Components
Dolby Laboratories, Inc. - Class A	8,443	531,656	2.5%
Equity Real Estate Investment Trusts (REITs)
Agree Realty Corp.	10,788	748,040	3.5%
CareTrust REIT, Inc.	30,395	713,067	3.4%
CyrusOne, Inc.	9,381	491,940	2.3%
National Retail Properties, Inc.	9,006	498,842	2.4%
Physicians Realty Trust	44,467	836,424	4.0%
		3,288,313	15.6%
Food Products
Lamb Weston Holdings, Inc.	8,818	660,821	3.1%
Gas Utilities
Atmos Energy Corp.	5,347	550,367	2.6%
Southwest Gas Holdings, Inc.	5,160	424,462	2.0%
		974,829	4.6%
Health Care Equipment & Supplies
ICU Medical, Inc. (1)	3,190	763,463	3.6%
Health Care Providers & Services
DaVita, Inc. (1)	6,661	361,626	1.7%
Laboratory Corp. of America Holdings (1)	2,371	362,715	1.7%
		724,341	3.4%
Household Durables
ZAGG, Inc. (1)	49,908	452,666	2.1%
Insurance
American Financial Group, Inc.	6,754	649,802	3.1%
Old Republic International Corp.	31,333	655,487	3.1%
		1,305,289	6.2%
IT Services
Leidos Holdings, Inc.	9,100	583,219	2.8%
VeriSign, Inc. (1)	2,794	507,279	2.4%
		1,090,498	5.2%
Mortgage Real Estate Investment Trusts (REITs)
AGNC Investment Corp.	23,509	423,162	2.0%
Blackstone Mortgage Trust, Inc.	16,699	577,117	2.7%
		1,000,279	4.7%
Multi-Utilities
Algonquin Power & Utilities Corp. (2)	46,531	524,404	2.5%
Pharmaceuticals
Jazz Pharmaceuticals PLC (1)(2)	2,627	375,530	1.8%
Semiconductors & Semiconductor Equipment
Cypress Semiconductor Corp.	15,198	226,754	1.1%
Integrated Device Technology, Inc. (1)	11,633	569,900	2.7%
Silicon Motion Technology Corp. - ADR (2)	7,974	316,089	1.5%
		1,112,743	5.3%
Software
j2 Global, Inc.	6,848	593,037	2.8%
Thrifts & Mortgage Finance
Axos Financial, Inc. (1)	20,076	581,402	2.8%
Essent Group Ltd. (1)(2)	9,569	415,773	2.0%
Meta Financial Group, Inc.	21,952	432,015	2.1%
NMI Holdings, Inc. (1)	21,483	555,765	2.6%
		1,984,955	9.5%
Wireless Telecommunication Services
Boingo Wireless, Inc. (1)	46,625	1,085,430	5.2%
Total Common Stocks		20,137,634	95.4%
(Cost $17,322,922)
Short-Term Investment
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 2.36% (3)	1,356,819	1,356,819	6.4%
Total Short-Term Investment		1,356,819	6.4%
(Cost $1,356,819)
Total Investments		21,494,453	101.8%
(Cost $18,679,741)
Liabilities in Excess of Other Assets		(382,603)	(1.8)%
TOTAL NET ASSETS		$21,111,850	100.0%

Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Foreign Security.
(3)	7-Day Yield.
ADR	American Depository Receipt

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard(GICS®).
GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC(“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Baird Small/Mid Cap Value Fund
Schedule of Investments, March 31, 2019 (Unaudited)
Summary of Fair Value Exposure at March 31, 2019 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Management has determined that these standards have no material impact on the Funds' financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$20,137,634	$–	$–	$20,137,634
Total Equity	20,137,634	–	–	20,137,634
Short-Term Investment
Money Market Mutual Fund	1,356,819	–	–	1,356,819
Total Short-Term Investment	1,356,819	–	–	1,356,819
Total Investments*	$21,494,453	$–	$–	$21,494,453

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.

Baird SmallCap Value Fund
Schedule of Investments, March 31, 2019 (Unaudited)
Common Stocks			% of
	Shares	Value	Net Assets

Aerospace & Defense
Hexcel Corp.	12,965	$896,659	2.7%
Air Freight & Logistics
Air Transport Services Group, Inc. (1)	36,870	849,854	2.5%
Atlas Air Worldwide Holdings, Inc. (1)	19,177	969,589	2.9%
		1,819,443	5.4%
Biotechnology
Eagle Pharmaceuticals, Inc. (1)	9,390	474,101	1.4%
Commercial Services & Supplies
Deluxe Corp.	11,358	496,572	1.5%
Diversified Consumer Services
OneSpaWorld Holdings Ltd. (1)(2)	56,349	769,727	2.3%
Diversified Telecommunication Services
Zayo Group Holdings, Inc. (1)	33,081	940,162	2.8%
Electric Utilities
Alliant Energy Corp.	20,168	950,518	2.8%
Energy Equipment & Services
Select Energy Services, Inc. (1)	43,549	523,459	1.6%
Solaris Oilfield Infrastructure, Inc.	26,763	439,984	1.3%
		963,443	2.9%
Equity Real Estate Investment Trusts (REITs)
Agree Realty Corp.	16,155	1,120,188	3.4%
CareTrust REIT, Inc.	42,898	1,006,387	3.0%
CyrusOne, Inc.	14,939	783,401	2.3%
LTC Properties, Inc.	23,180	1,061,644	3.2%
Physicians Realty Trust	73,016	1,373,431	4.1%
		5,345,051	16.0%
Food Products
Lamb Weston Holdings, Inc.	17,767	1,331,459	4.0%
Gas Utilities
Southwest Gas Holdings, Inc.	13,190	1,085,009	3.2%
Health Care Equipment & Supplies
ICU Medical, Inc. (1)	5,438	1,301,476	3.9%
Household Durables
ZAGG, Inc. (1)	85,767	777,907	2.3%
Insurance
Old Republic International Corp.	47,501	993,721	3.0%
IT Services
CACI International, Inc. (1)	6,796	1,237,008	3.7%
Mortgage Real Estate Investment Trusts (REITs)
Blackstone Mortgage Trust, Inc.	29,173	1,008,219	3.0%
Multi-Utilities
Algonquin Power & Utilities Corp. (2)	107,531	1,211,874	3.6%
Semiconductors & Semiconductor Equipment
Cypress Semiconductor Corp.	51,703	771,409	2.3%
Integrated Device Technology, Inc. (1)	21,549	1,055,685	3.2%
Silicon Motion Technology Corp. - ADR (2)	20,052	794,861	2.4%
		2,621,955	7.9%
Software
j2 Global, Inc.	14,117	1,222,532	3.7%
Technology Hardware, Storage & Peripherals
Immersion Corp. (1)	49,069	413,652	1.2%
Thrifts & Mortgage Finance
Axos Financial, Inc. (1)	33,273	963,586	2.9%
Essent Group Ltd. (1)(2)	18,282	794,353	2.4%
Merchants Bancorp	32,456	697,804	2.1%
Meta Financial Group, Inc.	37,438	736,780	2.2%
NMI Holdings, Inc. (1)	37,471	969,375	2.9%
		4,161,898	12.5%
Wireless Telecommunication Services
Boingo Wireless, Inc. (1)	73,188	1,703,817	5.1%
Total Common Stocks		31,726,203	94.9%
(Cost $24,771,703)
Short-Term Investment
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 2.36% (3)	1,680,072	1,680,072	5.0%
Total Short-Term Investment		1,680,072	5.0%
(Cost $1,680,072)
Total Investments		33,406,275	99.9%
(Cost $26,451,775)
Other Assets in Excess of Liabilities		40,002	0.1%
TOTAL NET ASSETS		$33,446,277	100.0%

Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Foreign Security.
(3)	7-Day Yield.
ADR	American Depository Receipt

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard(GICS®).
GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC(“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Baird SmallCap Value Fund
Schedule of Investments, March 31, 2019 (Unaudited)
Summary of Fair Value Exposure at March 31, 2019 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Management has determined that these standards have no material impact on the Funds' financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds,  credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$31,726,203	$–	$–	$31,726,203
Total Equity	31,726,203	–	–	31,726,203
Short-Term Investment
Money Market Mutual Fund	1,680,072	–	–	1,680,072
Total Short-Term Investment	1,680,072	–	–	1,680,072
Total Investments*	$33,406,275	$–	$–	$33,406,275

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.

Chautauqua International Growth Fund
Schedule of Investments, March 31, 2019 (Unaudited)
Common Stocks			% of
	Shares	Value	Net Assets

Application Software
Atlassian Corp. PLC (Australia) (1)	28,065	$3,154,225	2.3%
Temenos Group AG (Switzerland) (2)	54,909	8,101,021	6.1%
		11,255,246	8.4%
Asset Management & Custody Banks
CI Financial Corp. (Canada) (1)	15,203	207,508	0.2%
Julius Baer Group Ltd. (Switzerland) (2)	135,788	5,492,922	4.1%
		5,700,430	4.3%
Automobile Manufacturers
BYD Co. Ltd. (China) (2)	349,882	2,115,470	1.6%
Biotechnology
Genmab A/S (Denmark) (1)(2)	35,910	6,231,020	4.7%
Data Processing & Outsourced Services
Wirecard AG (Germany) (2)	50,824	6,384,681	4.8%
Diversified Banks
Bank Rakyat Indonesia Persero Tbk PT (Indonesia) (2)	17,085,566	4,960,972	3.7%
DBS Group Holdings Ltd. (Singapore) (2)	332,881	6,213,849	4.6%
Toronto-Dominion Bank (Canada) (1)	120,001	6,512,120	4.9%
		17,686,941	13.2%
Education Services
TAL Education Group - ADR (China) (1)	180,789	6,522,867	4.9%
Electronic Equipment & Instruments
Keyence Corp. (Japan) (2)	11,152	6,972,175	5.2%
Health Care Distributors
Sinopharm Group Co. Ltd. (China) (2)	862,747	3,597,119	2.7%
Industrial Machinery
FANUC Corp. (Japan) (2)	12,123	2,073,199	1.5%
Internet & Direct Marketing Retail
Naspers Ltd. (South Africa) (2)	27,402	6,385,807	4.8%
Internet Retail
Alibaba Group Holding Ltd. - ADR (China) (1)	33,244	6,065,369	4.5%
Ctrip.com International Ltd. - ADR (China) (1)	67,044	2,929,152	2.2%
		8,994,521	6.7%
Oil & Gas Equipment & Services
Core Laboratories NV (Netherlands)	89,993	6,203,218	4.6%
Schlumberger Limited (Curacao)	66,957	2,917,316	2.2%
		9,120,534	6.8%
Personal Products
Amorepacific Corp. (Republic of Korea) (2)	8,751	1,456,523	1.1%
Pharmaceuticals
Allergan PLC (Ireland)	12,515	1,832,321	1.4%
Novo Nordisk A/S - ADR (Denmark)	126,072	6,594,826	4.9%
		8,427,147	6.3%
Professional Services
Recruit Holdings Co. Ltd. (Japan) (2)	96,758	2,774,097	2.1%
Regional Banks
HDFC Bank Ltd. - ADR (India)	55,975	6,488,062	4.9%
Semiconductor Equipment
ASML Holding NV (Netherlands)	22,488	4,228,868	3.1%
Semiconductors
AMS AG (Austria) (2)	158,664	4,289,096	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	143,202	5,865,554	4.4%
		10,154,650	7.6%
Tires & Rubber
Pirelli & C SpA (Italy) (2)	386,954	2,494,940	1.9%
Total Common Stocks		129,064,297	96.6%
(Cost $123,677,503)
Short-Term Investment
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 2.36% (3)	9,072,809	9,072,809	6.8%
Total Short-Term Investment		9,072,809	6.8%
(Cost $9,072,809)
Total Investments		138,137,106	103.4%
(Cost $132,750,312)
Liabilities in Excess of Other Assets		(4,566,448)	(3.4)%
TOTAL NET ASSETS		$133,570,658	100.0%

Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Fair Valued Security.
(3)	7-Day Yield.
ADR	American Depository Receipt
Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard(GICS®).
GICS was developed by and/or is the exclusive property of MSCI, Inc.("MSCI") and Standard & Poor Financial Services LLC(“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Chautauqua International Growth Fund
Schedule of Investments, March 31, 2019 (Unaudited)
Summary of Fair Value Exposure at March 31, 2019 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Management has determined that these standards have no material impact on the Funds' financial statements. The fair value hierarchy is organized into three levels based upon the assumptions
(referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$59,521,406	$69,542,891	$–	$129,064,297
Total Equity	59,521,406	69,542,891	–	129,064,297
Short-Term Investment
Money Market Mutual Fund	9,072,809	–	–	9,072,809
Total Short-Term Investment	9,072,809	–	–	9,072,809
Total Investments*	$68,594,215	$69,542,891	$–	$138,137,106

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.

Chautauqua Global Growth Fund
Schedule of Investments, March 31, 2019 (Unaudited)
Common Stocks			% of
	Shares	Value	Net Assets

Apparel Retail
TJX Cos, Inc. (United States)	16,122	$857,852	1.9%
Application Software
Atlassian Corp. PLC (Australia) (1)	7,827	879,677	2.0%
Temenos Group AG (Switzerland) (2)	16,430	2,424,006	5.5%
		3,303,683	7.5%
Asset Management & Custody Banks
Julius Baer Group Ltd. (Switzerland) (2)	15,850	641,167	1.4%
Automobile Manufacturers
BYD Co. Ltd. (China) (2)	102,639	620,580	1.4%
Biotechnology
Celgene Corp. (United States) (1)	6,112	576,606	1.3%
Genmab A/S (Denmark) (1)(2)	11,466	1,989,554	4.5%
Incyte Corp. (United States) (1)	19,351	1,664,380	3.7%
Regeneron Pharmaceuticals, Inc. (United States) (1)	3,478	1,428,136	3.2%
		5,658,676	12.7%
Data Processing & Outsourced Services
MasterCard, Inc. - Class A (United States)	8,828	2,078,553	4.7%
Wirecard AG (Germany) (2)	11,132	1,398,439	3.1%
		3,476,992	7.8%
Diversified Banks
Bank Rakyat Indonesia Persero Tbk PT (Indonesia) (2)	2,954,599	857,899	1.9%
DBS Group Holdings Ltd. (Singapore) (2)	68,390	1,276,628	2.9%
Toronto-Dominion Bank (Canada)	24,511	1,330,143	3.0%
		3,464,670	7.8%
Education Services
TAL Education Group - ADR (China) (1)	33,241	1,199,335	2.7%
Electronic Equipment & Instruments
Coherent, Inc. (United States) (1)	2,980	422,326	0.9%
Keyence Corp. (Japan) (2)	2,670	1,669,270	3.8%
Universal Display Corp. (United States)	8,718	1,332,546	3.0%
		3,424,142	7.7%
Healthare Distributors
Sinopharm Group Co. Ltd. (China) (2)	100,701	419,861	0.9%
Industrial Machinery
FANUC Corp. (Japan) (2)	3,451	590,168	1.3%
Interactive Media & Services
Alphabet, Inc. - Class A (United States) (1)	744	875,606	2.0%
Internet & Direct Marketing Retail
Naspers Ltd. (South Africa) (2)	7,118	1,658,790	3.7%
Internet Retail
Alibaba Group Holding Ltd. - ADR (China) (1)	4,186	763,736	1.7%
Amazon.com, Inc. (United States) (1)	542	965,166	2.2%
Ctrip.com International Ltd. - ADR (China) (1)	10,475	457,653	1.0%
		2,186,555	4.9%
Life Sciences Tools & Services
Illumina, Inc. (United States) (1)	1,997	620,448	1.4%
Oil & Gas Equipment & Services
Core Laboratories NV (Netherlands)	19,427	1,339,103	3.0%
Schlumberger Limited (Curacao)	14,680	639,608	1.4%
		1,978,711	4.4%
Other Diversified Financial Services
Charles Schwab Corp. (United States)	18,546	793,027	1.8%
Personal Products
Amorepacific Corp. (Republic of Korea) (2)	860	143,139	0.3%
Pharmaceuticals
Allergan PLC (Ireland)	2,429	355,630	0.8%
Novo Nordisk A/S - ADR (Denmark)	33,264	1,740,039	3.9%
		2,095,669	4.7%
Professional Services
Recruit Holdings Co. Ltd. (Japan) (2)	35,281	1,011,523	2.3%
Regional Banks
HDFC Bank Ltd. - ADR (India)	10,417	1,207,435	2.7%
SVB Financial Group (United States) (1)	3,529	784,708	1.8%
		1,992,143	4.5%
Semiconductor Equipment
ASML Holding NV (Netherlands)	2,879	541,396	1.2%
Semiconductors
AMS AG (Austria) (2)	38,062	1,028,914	2.3%
NVIDIA Corp. (United States)	12,284	2,205,715	5.0%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	17,340	710,246	1.6%
		3,944,875	8.9%
Systems Software
Red Hat, Inc. (United States) (1)	1,631	297,984	0.7%
Tires & Rubber
Pirelli & C SpA (Italy) (2)	56,659	365,317	0.8%
Total Common Stocks		42,162,309	94.7%
(Cost $39,898,651)
Short-Term Investment
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 2.36% (3)	2,167,565	2,167,565	4.9%
Total Short-Term Investment		2,167,565	4.9%
(Cost $2,167,565)
Total Investments		44,329,874	99.6%
(Cost $42,066,216)
Other Assets in Excess of Liabilities		169,672	0.4%
TOTAL NET ASSETS		$44,499,546	100.0%

Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Fair Valued Security.
(3)	7-Day Yield.
ADR	American Depository Receipt
Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard(GICS®).
GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC(“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Chautauqua Global Growth Fund
Schedule of Investments, March 31, 2019 (Unaudited)
Summary of Fair Value Exposure at March 31, 2019 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Management has determined that these standards have no material impact on the Funds' financial statements. The fair value hierarchy is organized into three levels based upon the assumptions
(referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$26,067,054	$16,095,255	$–	$42,162,309
Total Equity	26,067,054	16,095,255	–	42,162,309
Short-Term Investment
Money Market Mutual Fund	2,167,565	–	–	2,167,565
Total Short-Term Investment	2,167,565	–	–	2,167,565
Total Investments*	$28,234,619	$16,095,255	$–	$44,329,874

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.